Document and Entity Information	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2010 E Ordinary Shares [Member]	Dec. 31, 2010 A Redeemable Preference Shares [Member]	Dec. 31, 2010 B Redeemable Preference Shares [Member]
Entity Registrant Name	AngloGold Ashanti LTD
CIK	0001067428
DocumentType	20-F
End Date	Dec 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 18,212,491,007
Entity Common Stock Shares Outstanding			381,204,080	2,806,126	2,000,000	778,896
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY

Statement of Earnings (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement of income
Sales and other income	$ 5,402	$ 3,954	$ 3,730
Product sales	5,334	3,784	3,655
Interest, dividends and other	68	170	75
Costs and expenses	5,021	4,852	4,103
Production costs	2,656	2,229	2,159
Exploration costs	206	150	126
Related party transactions	(15)	(18)	(10)
General and administrative	228	158	136
Royalties	142	84	78
Market development costs	14	10	13
Depreciation, depletion and amortization	720	615	615
Impairment of assets	91	8	670
Interest expense	151	123	72
Accretion expense	22	17	22
Employment severance costs	23	14	9
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(3)	10	(64)
Non-hedge derivative loss and movement on bonds	786	1,452	258
Other operating items	0	0	19
Income/(loss) from continuing operations before income tax and equity income in associates	381	(898)	(373)
Taxation benefit/(expense)	(255)	33	(22)
Equity income/(loss) in associates	40	88	(149)
Net income/(loss) from continuing operations	166	(777)	(544)
Discontinued operations	0	0	23
Net income/(loss)	166	(777)	(521)
Less: Net income attributable to noncontrolling interests	(54)	(48)	(42)
Net income/(loss) - attributable to AngloGold Ashanti	112	(825)	(563)
Net income/(loss) - attributable to AngloGold Ashanti
Income/(loss) from continuing operations	112	(825)	(586)
Discontinued operations	$ 0	$ 0	$ 23
Common Stock [Member]
Net income/(loss) - attributable to AngloGold Ashanti
Income Loss From Continuing Operations Per Basic Share	$ 0.3	$ (2.3)	$ (1.86)
Income Loss From Continuing Operations Per Diluted Share	$ 0.3	$ (2.3)	$ (1.86)
Income Loss From Discontinued Operations Net Of Tax Per Basic Share	$ 0	$ 0	$ 0.07
Income Loss From Discontinued Operations Net Of Tax Per Diluted Share	$ 0	$ 0	$ 0.07
Ordinary shares	$ 0.3	$ (2.3)	$ (1.79)
Ordinary shares - diluted	$ 0.3	$ (2.3)	$ (1.79)
Ordinary shares Weighted	368,688,159	357,355,126	313,157,584
Ordinary shares - diluted Weighted	370,257,765	357,355,126	313,157,584
Dividend paid per ordinary share (cents)	$ 0.18	$ 0.13	$ 0.13
E Ordinary Shares [Member]
Net income/(loss) - attributable to AngloGold Ashanti
Income Loss From Continuing Operations Per Basic Share	$ 0.15	$ (1.15)	$ (0.93)
Income Loss From Continuing Operations Per Diluted Share	$ 0.15	$ (1.15)	$ (0.93)
Income Loss From Discontinued Operations Net Of Tax Per Basic Share	$ 0	$ 0	$ 0.04
Income Loss From Discontinued Operations Net Of Tax Per Diluted Share	$ 0	$ 0	$ 0.04
Ordinary shares	$ 0.15	$ (1.15)	$ (0.89)
Ordinary shares - diluted	$ 0.15	$ (1.15)	$ (0.89)
E Ordinary shares basic and diluted	3,182,662	3,873,169	4,046,364
Dividend paid per ordinary share (cents)	$ 0.09	$ 0.07	$ 0.07

Statement of Financial Position(USD ( $)) In Millions	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010
ASSETS
Current Assets	$ 2,758	$ 1,997
Cash and cash equivalents	1,100	575
Restricted cash	12	10
Receivables	206	298
Trade	45	53
Recoverable taxes, rebates, levies and duties	82	156
Related Parties	5	3
Other	74	86
Inventories	663	792
Materials on the leach pad	40	91
Derivatives	330	1
Deferred taxation assets	333	214
Assets held for sale	74	16
Property, plant and equipment, net	5,454	5,926
Acquired properties, net	831	836
Goodwill	162	180
Other intangibles, net	18	17
Derivatives	5	0
Other long-term inventory	26	27
Materials on the leach pad	324	331
Other long-term assets	1,022	1,073
Deferred taxation assets	62	1
Total assets	10,662	10,388
LIABILITIES AND EQUITY
Current liabilities	4,475	1,004
Trade accounts payable	340	404
Payroll and related benefits	147	175
Other current liabilities	120	153
Derivatives	2,525	0
Short-term debt	1,292	135
Tax payable	42	134
Liabilities held for sale	9	3
Other non-current liabilities	163	69
Long-term debt	667	1,730
Long-term debt at fair value	0	872
Derivatives	176	176
Deferred taxation liabilities	1,171	1,200
Provision for environmental rehabilitation	385	530
Provision for labor, civil, compensation claims and settlements	33	38
Provision for pension and other post-retirement medical benefits	147	180
Commitments and contingencies
Equity	3,445	4,589
Share capital - 600,000,000 (2009 - 600,000,000) authorized common stock of 25 ZAR cents each. Stock issued 2010 - 381,204,080 (2009 - 362,240,669)	12	13
Additional paid in capital	7,836	8,670
Accumulated deficit	(3,914)	(3,869)
Accumulated Other Comprehensive Income	(654)	(385)
Other reserves	37	37
Total AngloGold Ashanti stockholders' equity	3,317	4,466
Noncontrolling interests	128	123
Total liabilities and equity	$ 10,662	$ 10,388

Statement of Financial Position (Parentheticals) (ZAR)	Dec. 31, 2010	Dec. 31, 2009
Balance Sheet
Common Stock Par Or Stated Value (ZAR Per Share)	0.25	0.25
Common Stock Shares Authorized	600,000,000	600,000,000
Common Stock Shares Issued (Shares)	381,204,080	362,240,669

Statement of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement of Cash Flows
Net cash provided by operating activities	$ 1,038	$ 443	$ 64
Net income/(loss)	166	(777)	(521)
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	22	18	(64)
Depreciation, depletion and amortization	720	615	615
Impairment of assets	91	8	670
Deferred taxation	138	(199)	(72)
Cash utilized for hedge book settlements	(2,611)	(797)	(1,113)
Movement in non-hedge derivatives and bonds	2,544	1,689	511
Equity (income)/loss in associates	(40)	(88)	149
Dividends received from associates	143	101	78
Other non cash items	48	(125)	27
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	131	19	24
Effect of changes in operating working capital items:
Receivables	(153)	(44)	(7)
Inventories	(215)	(169)	(131)
Accounts payable and other current liabilities	54	192	(101)
Net cash provided by continuing operations	1,038	443	65
Net cash used in discontinued operations	0	0	(1)
Net cash used in investing activities	(1,887)	(268)	(1,593)
Increase in non-current investments	(114)	(89)	(93)
Affiliates and equity accounted joint ventures acquired	(44)	(354)	0
Proceeds on disposal of associates	1	0	48
Net associates loans advanced	(3)	(2)	(4)
Associates loans repaid	0	0	4
Additions to property, plant and equipment	(973)	(1,019)	(1,194)
Proceeds on sale of mining assets	69	1,142	39
Proceeds on sale of discontinued assets	0	0	10
Proceeds on sale of available for sale investments	79	2	4
Proceeds on redemption of held to maturity investments	63	79	84
Cash effects from hedge restructuring	(984)	(18)	(485)
Net loans receivable advanced	(6)	0	0
Loans receivable repaid	0	1	0
Change in restricted cash	25	(10)	(6)
Net cash generated by financing activities	230	303	1,715
Short-term debt repaid	(1,522)	(1,867)	(298)
Short-term debt raised	363	1,014	110
Issuance of stock	798	306	1,722
Share issue expenses	(20)	(11)	(54)
Long-term debt repaid	(120)	(864)	(316)
Long-term debt raised	1,953	1,760	743
Debt issue costs	(39)	(14)	0
Cash effects from hedge restructuring	(1,066)	0	(134)
Cash inflows from derivatives with financing	0	35	0
Dividends paid to common stockholders	(67)	(45)	(41)
Dividends paid to noncontrolling interests	(50)	(11)	(17)
Net increase/(decrease) in cash and cash equivalents	(619)	478	186
Effect of exchange rate changes on cash	105	47	(88)
Cash and cash equivalents at beginning of period	1,100	575	477
Cash and cash equivalents at ending of period	575	1,100	575
Cash and cash equivalents - December 31	586
Cash and cash equivalents of held for sale assets	$ 11

Statement of Shareholders' Equity In Millions, except Share data	Total USD ( $)	Common Stock [Member] USD ( $)	Additional Paid In Capital Member USD ( $)	Accumulated other comprehensive income USD ( $)		Deficit accumulated USD ( $)		Other Reserves Member USD ( $)	Non-controlling interests USD ( $)	Cripple Creek And Victor Gold Mining [Member] USD ( $)	Cripple Creek And Victor Gold Mining [Member] Common Stock [Member] USD ( $)	Cripple Creek And Victor Gold Mining [Member] Additional Paid In Capital Member USD ( $)	Sao Bento Gold Company Limited [Member] USD ( $)	Sao Bento Gold Company Limited [Member] Common Stock [Member] USD ( $)	Sao Bento Gold Company Limited [Member] Additional Paid In Capital Member USD ( $)	Kibali Goldmines [Member] USD ( $)	Kibali Goldmines [Member] Common Stock [Member] USD ( $)	Kibali Goldmines [Member] Additional Paid In Capital Member USD ( $)
Opening balance at Dec. 31, 2007	$ 2,615	$ 10	$ 5,607	$ (625)		$ (2,440)			$ 63
Opening balance (shares) at Dec. 31, 2007		276,544,061
Net loss	(521)					(563)			42
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax	(605)			(597)					(8)
Cash Flow Hedge Gain Loss Reclassified To Earnings Net	160			157					3
Other Comprehensive Income Unrealized Gain Loss On Derivatives Arising During Period Net Of Tax	(61)			(61)
Gain Loss On Cash Flow Hedge Ineffectiveness Net	8			8
Net loss on available-for-sale financial assets arising during the period, net of tax	(29)			(29)
Release on disposal of available-for-sale financial assets during the period, net of tax	(1)			(1)
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease	(528)
Comprehensive Income Net Of Tax	(1,049)
Business Combination Acquisition Of Less Than 100 Percent Noncontrolling Interest Fair Value	1								1
Stock issues as part of rights offer (Shares)	69,470,442	69,470,442
Stock issues as part of rights offer	1,666	2	1,664
Stock Issued During Period Shares Acquisitions (shares)										3,181,198	3,181,198		2,701,660	2,701,660
Stock Issued During Period Value Acquisitions										118	0	118	70	0	70
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	57,761	57,761
Stock issues transferred from Employee Share Ownership Plan to exiting employees	2	0	2
Stock issues in exchange for E Ordinary shares cancelled (Shares)	94	94
Stock issues in exchange for E Ordinary shares cancelled	3	0	3
Stock issues as part of Share Incentive Scheme (Shares)	672,545	672,545
Stock issues as part of Share Incentive Scheme	14	0	14
Stock based compensation expense	24		24
Dividends Cash	(58)					(41)			(17)
Closing balance at Dec. 31, 2008	3,406	12	7,502	(1,148)		(3,044)			84
Closing balance (shares) at Dec. 31, 2008		352,627,761
Net loss	(777)					(825)			48
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax	326			320					6
Cash Flow Hedge Gain Loss Reclassified To Earnings Net	98			97					1
Other Comprehensive Income Unrealized Gain Loss On Derivatives Arising During Period Net Of Tax	(12)			(12)
Gain Loss On Cash Flow Hedge Ineffectiveness Net	5			5
Net loss on available-for-sale financial assets arising during the period, net of tax	72			72
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	12			12
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease	501
Comprehensive Income Net Of Tax	(276)
Share of capital transaction at equity accounted joint venture	37							37
Stock Issued During Period Shares Acquisitions (shares)																7,624,162	7,624,162
Stock Issued During Period Value Acquisitions	280															280	0	280
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	189,787	189,787
Stock issues transferred from Employee Share Ownership Plan to exiting employees	7	0	7
Stock issues in exchange for E Ordinary shares cancelled (Shares)	1,181	1,181
Stock issues in exchange for E Ordinary shares cancelled	3	0	3
Stock issues as part of Share Incentive Scheme (Shares)	1,131,916	1,131,916
Stock issues as part of Share Incentive Scheme	25	0	25
Stock based compensation expense	19		19
Dividends Cash	(56)					(45)			(11)
Closing balance at Dec. 31, 2009	3,445	12	7,836	(654)		(3,914)		37	128
Closing balance (shares) at Dec. 31, 2009		361,574,807
Net loss	166					112			54
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax	234			229					5
Cash Flow Hedge Gain Loss Reclassified To Earnings Net	20			20
Net loss on available-for-sale financial assets arising during the period, net of tax	74			74
Release on disposal of available-for-sale financial assets during the period, net of tax	(56)			(56)
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	2			2
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease	274
Comprehensive Income Net Of Tax	440
Stock issued as part of equity offering (shares)	18,140,000	18,140,000
Stock issued as part of equity offering	773	1	772
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)	230,921	230,921
Stock issues transferred from Employee Share Ownership Plan to exiting employees	10	0	10
Stock issues in exchange for E Ordinary shares cancelled (Shares)	0	0
Stock issues in exchange for E Ordinary shares cancelled	12	0	12
Stock issues as part of Share Incentive Scheme (Shares)	823,411	823,411
Stock issues as part of Share Incentive Scheme	26	0	26
Stock based compensation expense	14		14
Dividends Cash	(131)					(67)			(64)
Closing balance at Dec. 31, 2010	$ 4,589	$ 13	$ 8,670	$ (385)	[1]	$ (3,869)	[2]	$ 37	$ 123
Closing balance (shares) at Dec. 31, 2010		380,769,139

[1]	The cumulative translation loss included in accumulated other comprehensive income amounted to $536 million (2009: $765 million). The translation loss has no tax effect. The cumulative charge, net of deferred taxation of $1 million (2009: $33 million), included in accumulated other comprehensive income in respect of cash flow hedges amounted to $2 million (2009: $22 million). The cumulative gain, net of deferred taxation of $nil million (2009: $3 million), included in accumulated other comprehensive income in respect of available for sale financial assets amounted to $89 million (2009: $69 million). The cumulative gain included in accumulated other comprehensive income in respect of the hedge of a net investment in foreign entities amounted to $64 million (2009: $64 million). This gain is offset by $64 million (2009: $64 million) arising from translation of net investments in foreign entities.
[2]	As at December 31, 2010 and 2009, $133 million and $254 million, respectively, of retained earnings arising from the Company's equity accounted joint ventures and certain subsidiaries may not be remitted without third-party shareholder consent.

Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Statement Of Shareholders Equity [Abstract]
Accumulated Other Comprehensive Income Loss Foreign Currency Translation Adjustment Net Of Tax	$ 536	$ 765
Other Comprehensive Income Foreign Currency Translation Adjustment Tax	0	0
Accumulated Other Comprehensive Income Loss Cumulative Changes In Net Gain Loss From Cash Flow Hedges Effect Net Of Tax	2	22
Accumulated Other Comprehensive Income Loss Cumulative Deferred Tax Changes In Net Gain Loss From Cash Flow Hedges	1	33
Accumulated Other Comprehensive Income Loss Available For Sale Securities Adjustment Net Of Tax	89	69
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Tax	0	3
Translation Adjustment For Net Investment Hedge Net Of Tax	64	64
Other Comprehensive Income Foreign Currency Transaction And Translation Adjustment Net Of Tax Period Increase Decrease	64	64
Retained Earnings Appropriated	$ 133	$ 254

Nature of operations	12 Months Ended
Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Abstract]
Nature Of Operations

AngloGold Ashanti Limited (the "Company"), as it conducts business today, was formed on April 26, 2004 following the Business Combination of AngloGold Limited (AngloGold) with Ashanti Goldfields Company Limited (Ashanti). AngloGold, formerly Vaal Reefs Exploration and Mining Company Limited, was incorporated in South Africa on May 29, 1944 and Ashanti was incorporated in Ghana on August 19, 1974.  The Company conducts gold-mining operations in the following regions: South Africa; Continental Africa (Ghana, Guinea, Mali, Namibia and Tanzania); Australasia (Australia) and the Americas (Argentina, Brazil and United States of America). The Company also produces as by-product: silver, uranium oxide and sulfuric acid.

Accounting Changes	12 Months Ended
Dec. 31, 2010
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
Schedule Of New Accounting Pronouncements And Changes In Accounting Principles [Text Block]

Disclosures about the credit quality of financing receivables and the allowance for credit losses

In July 2010, the Financial Accounting Standards Board (“FASB”) issued guidance to address concerns about the sufficiency, transparency, and robustness of credit risk disclosures for financing receivables and the related allowance for credit losses. The guidance requires that entities disclose information at disaggregated levels. The expanded disclosures include information regarding the credit quality of receivables as of the end of a reporting period.

The new disclosure requirements apply to all entities that have lending arrangements in the form of receivables or a lessor's right to lease payments (other than operating leases), although disclosures for trade accounts receivable with a contractual maturity of one year or less are exempt. For public entities, the new disclosures are required for interim and annual periods ending on or after December 15, 2010. Except for disclosure changes, the adoption had no impact on the Company's financial statements.

The accounting standards codification

In June 2009, the FASB established the accounting standards codification to become the source of authoritative U.S. GAAP. The codification will supersede all non-SEC accounting and reporting standards. It is effective for interim and annual periods ending after September 15, 2009. The adoption had no impact on the Company's financial statements, other than the references to authoritative U.S. GAAP.

Recognition and presentation of other-than-temporary impairments

In April 2009, the FASB updated the Accounting Standards Codification (“the Codification” or “ASC”) guidance for recognition and presentation of other-than-temporary impairments which: (i) clarifies the factors that should be considered when determining whether a debt security is other than temporarily impaired, (ii) provides guidance on the amount recognized of an other-than-temporary impairment and (iii) expands the disclosures required. It is effective for interim and annual reporting periods ending after June 15, 2009. The adoption had no material impact on the Company's financial statements.

Interim disclosures about fair value of financial instruments

In April 2009, the FASB updated the ASC guidance for interim disclosures about fair value of financial instruments which requires disclosures about fair value of financial instruments for interim reporting periods as well as in annual financial statements. It is effective for interim reporting periods ending after June 15, 2009. Except for presentation changes, the adoption had no impact on the Company's financial statements.

Assets and liabilities from contingencies in business combinations

In April 2009, the FASB updated the ASC guidance for accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies. The guidance addresses issues raised on initial recognition and measurement, subsequent measurement and accounting and disclosure of assets and liabilities arising from contingencies in a business combination. It is effective for assets or liabilities arising from contingencies in business combinations for which the acquisition date is on or after January 1, 2009. The Company adopted the provisions to be applied to all future business combinations.

Derivative instruments

In March 2008, the FASB updated the ASC guidance for disclosures about derivative instruments and hedging activities. The guidance requires entities to provide enhanced disclosures about (i) how and why an entity uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for, and (iii) how derivative instruments and related hedged items affect an entity's financial position, results of operations and cash flows. The Company adopted these provisions on January 1, 2009. Except for presentation changes, the adoption had no impact on the Company's financial statements.

Noncontrolling interests

In December 2007, the FASB updated the ASC guidance for noncontrolling interests in consolidated financial statements to establish accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. The guidance clarifies that a noncontrolling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements. The Company adopted the provisions on January 1, 2009. Except for presentation changes, the adoption had no impact on the Company's financial statements.

Business combinations

In December 2007, the FASB updated the ASC guidance for business combinations, which requires the acquiring entity in a business combination to recognize all the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose information on the nature and financial effect of the business combination. The Company adopted the provisions on January 1, 2009 to be applied to all future business combinations.

Post-retirement benefit plan assets

In December 2008, the FASB updated the ASC guidance for employers' disclosures about post-retirement benefit plan assets, which provides guidance on an employer's disclosures about plan assets of a defined benefit pension or other post-retirement plan. It requires more detailed disclosures about employers' plan assets, including employers' investment strategies, major categories of plan assets, concentrations of risk within plan assets and valuation techniques used to measure the fair value of plan assets. The Company early adopted the provisions as of December 31, 2008. The adoption did not have a material impact on the Company's financial statements.

Disclosures about credit derivatives and certain guarantees

In September 2008, the FASB updated the ASC guidance for disclosures about credit derivatives and certain guarantees, which requires disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument to provide certain disclosures for each credit derivative for each statement of financial position presented. It also requires an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company does not have any credit derivatives. The Company adopted the disclosure requirements with regards to guarantees as of December 31, 2008.

Employee benefit plans

In September 2006, the FASB updated the ASC guidance for employers' accounting for defined benefit pension and other post-retirement plans. The adoption of its requirement to measure the plan assets and benefit obligations as of December 31, 2008 did not have a material impact on the Company's financial statements.

Fair value measurements

The Company adopted the FASB ASC guidance for fair value measurements for financial assets and financial liabilities on January 1, 2008.

It provided enhanced guidance for using fair value to measure assets and liabilities. Fair value refers to the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. It clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability and establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. It also requires that fair value measurements be separately disclosed by level within the fair value hierarchy.

In February 2008, the FASB issued an update to the ASC guidance which provided a one year deferral until January 1, 2009 for certain non-financial assets and non-financial liabilities, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). The Company adopted the provisions on January 1, 2009.

In October 2008, the ASC guidance was updated for determining the fair value of a financial asset when the market for that asset is not active. The intent of this update was to provide guidance on how the fair value of a financial asset is to be determined when the market for that financial asset is not active. It is effective as of the issuance date and has not affected the valuation of the Company's financial assets.

In January 2010, the ASC guidance for disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. The updated guidance further clarified the level of disaggregation required for assets and liabilities and the disclosures required for inputs and valuation techniques used to measure the fair value of assets and liabilities that fall in either Level 2 or Level 3. The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. Except for disclosure changes, the adoption of the updated guidance had no material impact on the Company's financial statements.

Acquisitions and Disposals of Businesses and Assets	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Significant Acquisitions And Disposals [Abstract]
Schedule Of Acquisitions Disposal [Text Block]

2010 disposals

The Company's disposals during the year included:

Disposal of Tau Lekoa

On February 17, 2009, AngloGold Ashanti announced the terms of the sale of its Tau Lekoa mine, together with the adjacent properties Weltevreden, Jonkerskraal and Goedgenoeg, to Simmer & Jack Mines Limited (“Simmers”). The sale was concluded effective August 1, 2010. The selling price of R600 million was payable in two tranches, R450 million ( $64 million) was paid in cash on August 4, 2010 with the remaining R150 million (which was subject to certain offset adjustments) being settled on November 1, 2010.

Disposal of B2Gold

AngloGold Ashanti Limited realized net proceeds of  $68 million from the sale of its entire holding of 31,556,650 shares in Vancouver-based gold producer B2Gold Corp (“B2Gold”). This stake, equivalent to about 10.17 percent of B2Gold's outstanding shares, was sold on November 9, 2010. The Company acquired a 15.9 percent direct interest in B2Gold during 2008 as discussed in this note under 2008 disposals “Disposal of exploration interests in Colombia”.

2009 acquisitions

The Company made the following acquisitions during the year:

Acquisition of an effective 45 percent interest in the Kibali gold project

With effect from December 22, 2009, AngloGold Ashanti and Randgold Resources Limited (“Randgold”) each hold an effective 45 percent interest in the Kibali gold project (formerly the Moto gold project), while L'Office des Mines d'Or de Kilo-Moto (“OKIMO”), a Congolese parastatal, holds the remaining 10 percent stake, thereby maintaining the continued vested interest of the Government of the Democratic Republic of the Congo (“the DRC”) in the Kibali gold project.

The purchase price for the acquisition of AngloGold Ashanti's initial interest of 35 percent in the Kibali gold project was funded by an offering of 7,624,162 ordinary shares at an issue price of  $37.25 per ADS (or R288.32 per ordinary share) which represented an approximate 3 percent discount to the closing price of its ADS on the NYSE on August 31, 2009. The offering closed on September 8, 2009 and AngloGold Ashanti received total gross proceeds, before underwriting discounts and expenses, of approximately  $284 million. Total consideration for the effective 45 percent interest acquired in the Kibali gold project amounted to  $345 million.

Acquisition of an additional interest in Sadiola

On December 29, 2009, AngloGold Ashanti, together with IAMGOLD Corporation purchased from the International Finance Corporation (“IFC”), the IFC's 6 percent stake in Société d'Exploitation des Mines d'or de Sadiola (“SEMOS”), which owns the Sadiola Gold Mine for  $12 million (AngloGold Ashanti's share being  $6 million) to be followed by contingent payments not exceeding  $3 million (of which AngloGold Ashanti's share is  $1.5 million). This transaction has resulted in AngloGold Ashanti and IAMGOLD each increasing their respective interest in Sadiola from 38 percent to 41 percent.

2009 disposals

The Company's disposals during the year included:

Disposal of Boddington Gold Mine

On January 28, 2009, AngloGold Ashanti announced that it had agreed to sell its 33.33 percent interest in the Boddington Gold Mine to Newmont Mining Corporation (“Newmont”). The transaction was completed on June 26, 2009.

In terms of the agreement, the Company received payment of  $750 million in cash during June 2009 and a further  $240 million in December 2009. In addition, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine's cash costs plus  $600 per ounce. The royalty commences on July 1, 2010 and is capped at a total amount of  $100 million. All refunds and reimbursements between the Company and Newmont have been settled.

2008 acquisitions

The Company made the following acquisitions during the year:

Acquisition of noncontrolling interests in North America

Effective July 1, 2008, AngloGold Ashanti acquired the remaining 33 percent shareholding in the Cripple Creek & Victor Gold Mining Company joint venture (“CC&V”) through the acquisition of 100 percent of Golden Cycle Gold Corporation (“GCGC”). The Company issued 3,181,198 AngloGold Ashanti shares (total value  $118 million) pursuant to this transaction. The Company completed the purchase price allocation of fixed assets during the third quarter of 2008. The transaction was accounted for as a purchase business combination whereby identifiable assets acquired and liabilities assumed were recorded at their fair market values as of the date of acquisition. The excess of the purchase price over such fair value was recorded as goodwill and as such, the acquisition resulted in goodwill of  $18 million being recorded, relating mainly to the premium paid to obtain the remaining interest in CC&V. The goodwill related to the acquisition is non-deductible for tax purposes. Details of the acquisition are as follows:

Fair value of acquisition of business
2008
Golden Cycle
acquisition
$
Property, plant and equipment	93
Goodwill	18
Current assets	7
Net value of assets acquired	118
Purchase price paid	(118)
- Issuance of common stock	(118)
Gross value	(118)
Share issue expenses	-

Acquisition of São Bento mine

On December 15, 2008, AngloGold Ashanti announced that it had completed the purchase of São Bento Gold Company Limited (“SBG”) and its wholly-owned subsidiary, São Bento Mineração S.A. (“SBMSA”) from Eldorado Gold Corporation (“Eldorado”) for a consideration of  $70 million through the issuance of 2,701,660 AngloGold Ashanti shares. The transaction was accounted for as an asset acquisition. The purchase price was allocated to the underlying assets acquired. The purchase of SBG and SBMSA gave AngloGold Ashanti access to the São Bento mine, a gold operation situated in the immediate vicinity of AngloGold Ashanti's Córrego do Sítio mine, located in the municipality of Santa Bárbara, Iron Quadrangle region of Minas Gerais State, Brazil.

2008 disposals

The Company's disposals during the year included:

Disposal of exploration interests in Colombia

On February 14, 2008, AngloGold Ashanti announced that it had entered into a binding memorandum of agreement (“MOA”) with B2Gold. B2Gold would acquire from AngloGold Ashanti, additional interests in certain mineral properties in Colombia. In exchange, B2Gold would issue to AngloGold Ashanti, 25 million common shares and 21.4 million common share purchase warrants in B2Gold. On May 16, 2008, AngloGold Ashanti announced that it had completed the transaction to acquire a 15.9 percent direct interest in B2Gold and increase B2Gold's interest in certain Colombian properties, as stated.

Disposal of equity interest in Nufcor International Limited

During the quarter ended June 30, 2008, the Company disposed of its 50 percent interest held in Nufcor International Limited, a London based uranium marketing, trading and advisory business, to Constellation Energy Commodities Group for net proceeds of  $48 million.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Disclosure Summary Of Significant Accounting Policies [Abstract]
Significant Accounting Policies

Basis of presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The Company presents its consolidated financial statements in United States dollars. The functional currency of a significant portion of the group's operations is the South African rand. Other main subsidiaries have functional currencies of US dollars and Australian dollars. The translation of amounts into US dollars is in accordance with the FASB ASC guidance on foreign currency translation.

Use of estimates: The preparation of the financial statements requires the Company's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. The Company regularly reviews estimates and assumptions that affect the annual financial statements, however, actual results could differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions include mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; estimates of recoverable gold and other materials in heap leach pads; asset impairments (including impairments of goodwill, long-lived assets, and investments); write-downs of inventory to net realizable value; post employment, post retirement and other employee benefit liabilities; valuation allowances for deferred taxation assets; reserves for contingencies and litigation; and the fair value and accounting treatment of financial instruments.

The following are the accounting policies used by the Company which have been consistently applied:

4.1

Consolidation

The consolidated financial information includes the financial statements of the Company and its subsidiaries. Where the Company has a direct or indirect controlling interest in an entity through a subsidiary, the entity is classified as a subsidiary. Interests in incorporated mining joint ventures in which the Company has joint control are accounted for by the equity method.

The financial statements of subsidiaries and the Environmental Trust Fund (a rehabilitation trust under the Company's control) are prepared for the same reporting period as the Company, using the same accounting policies, except for Rand Refinery Limited (a subsidiary of the Company) which reports on a three-month time lag. Adjustments are made to subsidiary financial results for material transactions and events in the intervening period.

Subsidiaries are consolidated from the date on which control is transferred. They are de-consolidated from the date on which control ceases.

All significant intercompany transactions and accounts are eliminated in consolidation

4.2

Investments in equity investees (associates and incorporated joint ventures)

An associate is an entity other than a subsidiary in which the Company has a material long-term interest and in respect of which the Company has the ability to exercise significant influence over operational and financial policies, normally owning between 20 percent and 50 percent of the voting equity.

A joint venture is an entity in which the Company holds a long-term interest and which is jointly controlled by the Company and one or more external joint venture partners under a contractual arrangement that provides for strategic, financial and operating policy decisions relating to the activities requiring unanimous consent.

Investments in associates and incorporated joint ventures are accounted for using the equity method.

Goodwill relating to associates and incorporated joint ventures is included in the carrying value of the Company's investment. The total carrying value of equity accounted investments in associates and incorporated joint ventures, including goodwill, is evaluated for impairment when conditions indicate that a decline in fair value below the carrying amount is other than temporary or at least annually. When an indicated impairment exists, the carrying value of the Company's investment in those entities is written down to its fair value. The Company's share of results of equity accounted investees, that have financial years within three months of the fiscal year-end of the Company, is included in the consolidated financial statements based on the results reported by those investees for their financial years. There were no significant adjustments required to be made in respect of equity accounted investees which have financial years that are different to those of the Company.

Profits realized in connection with transactions between the Company and associated companies are eliminated in proportion to ownership.

4.3

Foreign currency transactions and foreign currency statements

Items included in the financial statements of each of the Company's entities are measured using the currency of the primary economic environment in which the entity operates (the 'functional currency').

Transactions and balances

Transactions in foreign currencies are converted at the rates of exchange ruling at the date of these transactions. Monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange ruling at balance sheet date. Non-monetary items are translated at historic rates. Gains, losses and costs associated with foreign currency transactions are recognized in the income statement in the period to which they relate, except where hedge accounting is applied. These transactions are included in the determination of other income.

Group companies

The results and financial position of all group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

  share capital and premium are translated at historical rates of exchange;
  equity items other than profit attributable to equity shareholders are translated at the closing rate;
  assets and liabilities for each balance sheet presented are translated at the closing rate;
  income and expenses for each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
  all resulting exchange differences are recognized as a separate component of equity and included within accumulated other comprehensive income.

Exchange differences arising from the translation of the net investment in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are taken to stockholders' equity on consolidation.

When a foreign operation is sold, cumulative exchange differences are recognized in the income statement as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate at each balance sheet date.

4.4

Segment reporting

A segment is a group of assets and operations engaged in providing products or services that are subject to risks and returns that are different from those of other segments and are reported on a reporting segment basis using the management approach. This approach is based on the way management organizes segments within the Company for making operating decisions and assessing performance. The Chief Operating Decision Maker has determined that the Company operates primarily in the delivery of gold.

4.5

Cash and cash equivalents and restricted cash

Cash and cash equivalents consist of cash balances and highly liquid investments with an original maturity of three months or less. Due to the short maturity of cash equivalents, their carrying amounts approximate their fair value. Restricted cash is reported separately in the consolidated balance sheets. Cash that is restricted as to withdrawal or use for other than current operations is classified as non-current.

4.6

Non-marketable debt securities

Investments in non-marketable debt securities, for which the Company does not control or exercise significant influence, are classified as held to maturity and are subsequently measured at amortized cost. If there is evidence that held to maturity financial assets are impaired the carrying amount is reduced and the loss recognized in the income statement.

4.7

Marketable equity investments and debt securities

Marketable equity investments and debt securities which are considered available-for-sale, are carried at fair value, and the unrealized gains and losses, net of tax, computed in marking these securities to market are reported within accumulated other comprehensive income in the period in which they arise. These amounts are removed from accumulated other comprehensive income and reported in income when the asset is derecognized or when there is evidence that the asset is impaired in accordance with the FASB ASC guidance on accounting for certain investments in debt and equity securities. AngloGold Ashanti considers several factors in determining other-than-temporary impairment losses: including the current and expected long-term business prospects of the issuer; the length of time and relative magnitude of the price decline and its ability and intent to hold the investment until the price recovers.

Marketable debt securities that are classified as held to maturity are subsequently measured at amortized cost.

4.8

Inventories

Inventories, including gold in process, gold on hand (doré/bullion), uranium oxide, sulfuric acid, ore stockpiles and supplies, are stated at the lower of cost or market value. Gold in process is valued at the average total production cost at the relevant stage of production as described below. The cost of gold, uranium oxide and sulfuric acid is determined principally by the weighted average cost method using related production costs.

Ore stockpiles are valued at the average moving cost of mining the ore. Supplies are valued at the lower of weighted average cost or market value. Heap leach pad materials are measured on an average total production cost basis.

The cost of inventory is determined using the full absorption costing method. Gold in process and ore stockpile inventory include all costs attributable to the stage of completion. Costs capitalized to inventory include amortization of property, plant and equipment and capitalized mining costs, direct and indirect materials, direct labor, shaft overhead expenses, repairs and maintenance, utilities, metallurgy costs, attributable production taxes and royalties, and directly attributable mine costs. Gold on hand (doré/bullion) includes all gold in process and refining costs. Ore is recorded in inventory when blasted underground, or when placed on surface stockpiles in the case of open-pit operations.

The costs of materials currently contained on the leach pad are reported as a separate line item and classified as either short-term or long-term. Materials on the leach pad are classified as short-term if the Company expects the related gold to be recovered within twelve months. The short-term portion is determined by multiplying the average cost per ounce in inventory by the expected production ounces for the next twelve months. Heap leach pad inventory occurs in two forms: (1) gold recoverable but yet to be dissolved (i.e. gold still in the ore), and (2) gold recoverable from gold dissolved in solution within the leach pad (i.e. pore water). This estimate was used in determining the short-term portion of materials on the leach pad.

4.9

Development costs and stripping costs

Development costs relating to major programs at existing mines are capitalized. Development costs consist primarily of expenditures to initially establish a mine and to expand the capacity of operating mines.

Post production stripping costs are considered costs of the extracted minerals under a full absorption costing system and recognized as a component of inventory to be recognized in cost of sales in the same period as the revenue from the sale of the inventory. Additionally, capitalization of such costs only occurs to the extent inventory exists at the end of a reporting period.

Costs associated with the opening of a new pit, are capitalized as mine development costs.

4.10

Depreciation, depletion and amortization

Mine development costs, mine plant facilities and other fixed assets

Mine development costs, mine plant facilities and other fixed assets are recorded at cost less accumulated amortization and impairments. Cost includes pre-production expenditure incurred during the development of a mine and the present value of future decommissioning costs.

Capitalized mine development costs include expenditure incurred to develop new orebodies, to define further mineralization in existing orebodies and to expand the capacity of a mine. Where funds have been borrowed specifically to finance a project, the amount of interest capitalized represents the actual borrowing costs incurred.

Depreciation, depletion and amortization of mine development costs are computed principally by the units-of-production method based on estimated proven and probable mineral reserves. Proven and probable mineral reserves reflect estimated quantities of economically recoverable reserves which can be recovered in the future from known mineral deposits.

Mine plant facilities are amortized using the lesser of their useful life or units-of-production method based on estimated proven and probable mineral reserves. Main shafts are depleted using total proven and probable reserves as the shaft will be used over the life of the mine. Other infrastructure costs including ramps, stopes, laterals, etc. and ore reserve development are depleted using proven and probable reserves applicable to that specific area. When an area is vacated and there is no longer an intention to mine due to a change in mine plans, all costs that have not been depleted are written off.

Other fixed assets comprising vehicles and computer equipment, are depreciated by the straight-line method over their estimated useful lives as follows:

  vehicles up to five years; and
  computer equipment up to three years.

Acquired properties

Acquired properties are carried at amortized cost. Purchased undeveloped mineral interests are acquired mineral rights and are recorded as tangible assets as part of acquired properties. The amount capitalized related to a mineral interest represents its fair value at the time it was acquired, either as an individual asset purchase or as a part of a business combination. “Brownfield” stage mineral interests represent interests in properties that are believed to potentially contain other mineralized material, such as measured, indicated or inferred mineral resources with insufficient drill spacing to qualify as proven and probable mineral reserves, that is in proximity to proven and probable mineral reserves and within an immediate mine structure. “Greenfield” stage mineral interests represent interests in properties that are other mine-related or greenfields exploration potential that are not part of measured or indicated resources and are comprised mainly of material outside of a mine's infrastructure. The Company's mineral rights are enforceable regardless of whether proven and probable mineral reserves have been established. The Company has the ability and intent to renew mineral rights where the existing term is not sufficient to recover all identified and valued proven and probable mineral reserves and/or undeveloped mineral interests.

Brownfield properties are carried at acquired costs until such time as a mineral interest enters the production stage and are amortized using the unit-of-production method based on estimated proven and probable mineral reserves.

Greenfield mineral interests are carried at acquired costs until such time as a mineral interest enters the production stage and are amortized using the unit-of-production method based on estimated proven and probable mineral reserves.

Both Brownfield properties and Greenfield mineral interests are evaluated for impairment as held-for-use assets in accordance with the Company's asset impairment accounting policy. See Note 4.13.

4.11

Other mining costs

Other mining costs including repair and maintenance costs incurred in connection with major maintenance activities are charged to operations as incurred.

4.12

Goodwill

Where an investment in a subsidiary, joint venture or an associate is made, any excess of the purchase price over the fair value of the attributable mineral reserves including value beyond proven and probable, acquired properties and other net assets is recognized as goodwill.

Goodwill relating to subsidiaries is tested for impairment at least annually or when indicators of impairment exist and is carried at cost less accumulated impairment losses. Potential impairment is identified by comparing the fair value of a reporting unit with its carrying amount. The fair value of a reporting unit is determined using an expected present value technique.

Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold. Goodwill is allocated to reporting units for the purpose of impairment testing.

Goodwill relating to incorporated joint ventures and associates is included within the carrying value of the investment in incorporated joint ventures and associates and tested for impairment when indicators exist. See Note 4.2.

The allocation of goodwill to an individual operating mine will result in an eventual goodwill impairment due to the wasting nature of the mine reporting unit. The Company performs its annual impairment review of assigned goodwill during the fourth quarter of each year.

4.13

Asset impairment

The Company evaluates its held-for-use long lived assets for impairment when events or changes in circumstances indicate that the related carrying amount may not be recoverable. If the sum of estimated future cash flows on an undiscounted basis is less than the carrying amount of the related asset, including goodwill, if any, an asset impairment is considered to exist. The related impairment loss is measured by comparing estimated future cash flows on a discounted basis to the carrying amount of the asset. Management's estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the group's mining assets. The Company records a reduction of a group of assets to fair value as a charge to earnings if expected future cash flows are less than the carrying amount. The Company estimates fair value by discounting the expected future cash flows using a discount factor that is commensurate with the risks involved, considering the term of the expected cash flows and any asset specific and country risks. In addition, an asset impairment is considered to exist where the fair value less costs to sell of an asset held for sale is below its carrying amount.

4.14

Borrowing costs

Interest on borrowings relating to the financing of major capital projects under construction is capitalized during the construction phase as part of the cost of the project. Such borrowing costs are capitalized over the period during which the asset is being acquired or constructed and borrowings have been incurred. Capitalization ceases when construction is interrupted for an extended period or when the asset is substantially complete. Other borrowing costs are expensed as incurred.

4.15

Leased assets

Assets subject to finance leases are capitalized at the lower of fair value or present value of minimum lease payments with the related lease obligation recognized at the same amount. Capitalized leased assets are depreciated over the shorter of their estimated useful lives and the lease term. Finance lease payments are allocated using the effective interest rate method, between the lease finance cost, which is included in finance costs, and the capital repayment, which reduces the liability to the lessor.

Operating lease rentals are charged against operating profits in a systematic manner related to the period the assets concerned will be used.

4.16

Provisions

Provisions are recognized when the Company has a present obligation, whether legal or constructive, as a result of a past event for which it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the present value of management's best estimate of the expenditure required to settle the present obligation at the balance sheet date. The discount rate used to determine the present value reflects current market assessments of the time value of money and the risks specific to the liability.

4.17

Taxation

Current and deferred taxation is recognized as income or expense and included in the profit or loss for the period, except to the extent that the tax arises from a transaction or event which is recognized, in the same or a different period directly in equity; or a business combination that is an acquisition. See Note 4.22.

Current taxation is measured on taxable income at the applicable enacted statutory rates.

The Company's operation involves dealing with uncertainties and judgments in the application of complex tax regulations in multiple jurisdictions. The final taxes paid are dependent upon many factors, including negotiations with taxing authorities and resolution of disputes arising from federal, state, and international tax audits. A tax position is recognized in the financial statements when it is 'more-likely-than-not' that the tax position will be sustained upon examination by the relevant taxing authority based on the technical merits. The Company recognizes tax liabilities for anticipated tax audit issues in tax jurisdictions based on its estimate of whether, and the extent to which, additional taxes will be due. The Company recognizes interest and penalties, if any, in the income statement as part of income tax expense.

4.18

Asset retirement obligations and rehabilitation costs

The Company accounts for asset retirement obligations (“AROs”) in accordance with the FASB ASC guidance on accounting for asset retirement obligations.

AROs also referred to as decommissioning costs, arise from the acquisition, development, construction and operation of mining property, plant and equipment, due to government controls and regulations that protect the environment on the closure and reclamation of mining properties. The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred. When the liability is initially recorded, the cost is capitalized by increasing the carrying amount of the related long-lived asset. Over time, the liability is increased to reflect an interest element (accretion) considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Where the obligation arises from activities that are operational in nature and does not give rise to future economic benefit, the capitalized cost is amortized in the period incurred. Upon settlement of the liability, a gain or loss will be recorded if the actual cost incurred is different from the liability recorded.

Rehabilitation costs and related liabilities are based on the Company's interpretation of current environmental and regulatory requirements.

Based on current environmental regulations and known rehabilitation requirements, management has included its best estimate of these obligations in its rehabilitation accrual. However, it is reasonably possible that the Company's estimates of its ultimate rehabilitation liabilities could change as a result of changes in regulations or cost estimates.

Environmental liabilities other than rehabilitation costs which relate to liabilities from specific events are accrued when they are known, probable and reasonably estimable.

4.19

Product sales

Revenue from product sales is recognized when:

  persuasive evidence of an arrangement exists;
  delivery has occurred or services have been rendered;
  the seller's price to the buyer is fixed or determinable; and
  collectability is reasonably assured.

The sales price, net of any taxes, is fixed on either the terms of gold sales contracts or the gold spot price.

4.20

Financial instruments

Financial instruments recognized on the balance sheet include investments, loans receivable, trade and other receivables, cash and cash equivalents, borrowings, derivatives, and trade and other payables. Financial instruments are initially measured at cost, including transaction costs, when the Company becomes a party to the contractual arrangements. Subsequent measurement of derivative instruments is dealt with below.

Derivatives

The Company accounts for derivative contracts in accordance with the FASB ASC guidance on accounting for derivative instruments and hedging activities, which requires all contracts that meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Gains or losses arising from remeasuring derivatives to fair value at each reporting period are accounted for either in the income statement or in accumulated other comprehensive income, depending on the use and designation of the derivative and whether it qualifies for hedge accounting. The key criterion which must be met in order to qualify for hedge accounting, is that the derivative must be highly effective in offsetting the change in the fair value or cash flows of the hedged item.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from capitalized expenditure and the sale of production into the spot market, and are classified as cash flow hedges. Where a derivative qualifies as the hedging instrument in a cash flow hedge, changes in fair value of the hedging instruments, to the extent effective, are deferred in accumulated other comprehensive income and reclassified to earnings as product sales or as an adjustment to depreciation expense pertaining to capital expenditure, when the hedged transaction occurs. The ineffective portion of changes in fair value of the cash flow hedging instruments is reported in earnings as gains or losses on non-hedge derivatives in the period in which they occur.

All other contracts not meeting the criteria for the normal purchases and sales exemption or hedge accounting are recorded at their fair market value, with changes in value at each reporting period recorded in earnings as gains or losses on non-hedge derivatives.

Cash flows from derivative instruments accounted for as cash flow hedges and non-hedge derivatives are included in net cash provided by operating activities in the statements of consolidated cash flows. Contracts that contain 'off-market' terms that result in the inflow of cash at inception are analogous to borrowing activities and, as such, are treated as financing activities. All current and future cash flows associated with such instruments are classified as financing activities within the consolidated cash flow statement. Contracts that contain 'off-market' terms that result in the outflow of cash at inception are analogous to lending activities and, as such, are treated as investing activities. All current and future cash flows associated with such instruments are classified within the investing activities of the consolidated statement of cash flows.

The estimated fair values of derivatives are determined at discrete points in time based on relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Certain derivative instruments are designated as hedges of foreign currency denominated borrowings and investments in foreign entities. This designation is reviewed at least quarterly, or as borrowing and investment levels change. The hedge amounts (to the extent effective) are recorded as an offset to the translation gains/losses being hedged.

4.21

Employee benefits

Pension obligations

Group companies operate various pension schemes. The schemes are funded through payments to insurance companies or trustee administered funds, determined by annual actuarial calculations. The Company has both defined benefit and defined contribution plans.

The current service cost in respect of defined benefit plans is recognized as an expense in the current year. Past service costs, experience adjustments, the effect of changes in actuarial assumptions and the effects of plan amendments in respect of existing employees are recognized as an expense or income as and when they arise. This method is applied consistently in each period end to all gains and losses.

The asset/liability recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

The contributions on defined contribution plans are recognized as employee benefit expense when due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Other post-employment benefit obligations

Some group companies provide post-retirement healthcare benefits. The expected costs of these benefits are accrued over the period of employment using an accounting methodology on the same basis as that used for defined benefit pension plans. These obligations are valued annually by independent qualified actuaries. Actuarial gains and losses arising in the plan are recognized as income or expense as and when they arise.

Termination benefits

The Company recognizes termination benefits when it is demonstrably committed to either: terminating the employment of current employees according to a detailed formal plan; or providing termination benefits as a result of an offer made to encourage voluntary redundancy based on the number of employees expected to accept the offer. Benefits falling due more than twelve months after balance sheet date are discounted to present value.

4.22

Deferred taxation

The Company follows the liability method of accounting for deferred taxation whereby the Company recognizes the tax consequences of temporary differences by applying enacted tax rates applicable to future years to differences between financial statement amounts and the tax bases of certain assets and liabilities. Changes in deferred taxation assets and liabilities include the impact of any tax rate changes enacted during the year. Principal temporary differences arise from depreciation on property, plant and equipment, derivatives, provisions and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred taxation assets if it is more likely than not that such assets will not be realized.

4.23

Dividends paid

Dividends are recognized when declared by the board of directors. Dividends may be payable in Australian dollars, South African rands, United Kingdom pounds or Ghanaian cedis. Dividends declared to foreign stockholders are not subject to approval by the South African Reserve Bank in terms of South African foreign exchange control regulations. Dividends are freely transferable to foreign stockholders from both trading and non-trading profits earned in South Africa by publicly listed companies. Under South African law, the Company may declare and pay dividends from any reserves included in total shareholders' equity (including share capital and premium) calculated in accordance with International Financial Reporting Standards (IFRS), subject to its solvency and liquidity.

4.24

Earnings per share

Earnings and diluted earnings per share have been calculated, for each class of common stock outstanding, in accordance with the FASB ASC guidance on earnings per share, using the two class method which requires that basic net income (loss) per share is computed using the weighted average number of shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of Ordinary shares and, if dilutive, potential common shares outstanding during the period. The computation of the diluted income (loss) per share of Ordinary shares assumes the conversion of E Ordinary shares.

The rights, including the liquidation, voting and dividend rights, of holders of Ordinary shares and E Ordinary shares are identical. As a result, the undistributed earnings for each year are allocated based on the contractual participation rights of the Ordinary and E Ordinary shares as if the earnings for the year had been distributed. As only 50 percent of dividends are paid to E ordinary share holders in cash (the remaining 50 percent reduces the exercise price of the E ordinary shares), the undistributed earnings are allocated between E ordinary shares and ordinary shares based on this proportionate basis. Further, as the Company assumes the conversion of E Ordinary shares in the computation of the diluted net income (loss) per share of Ordinary shares, the undistributed earnings are equal to net income (loss) for the computation.

4.25

Exploration and evaluation costs

The Company expenses all exploration costs until the directors conclude that a future economic benefit is more likely than not of being realized. In evaluating if expenditures meet this criterion to be capitalized, the directors utilize several different sources of information depending on the level of exploration. While the criteria for concluding that expenditure should be capitalized is always probable, the information that the directors use to make that determination depends on the level of exploration.

  Costs on greenfields sites, being those where the Company does not have any mineral deposits which are already being mined or developed, are expensed as incurred until the directors are able to demonstrate that future economic benefits are probable, which generally will be the establishment of proven and probable reserves at this location.

  Costs on brownfields sites, being those adjacent to mineral deposits which are already being mined or developed, are expensed as incurred until the directors are able to demonstrate that future economic benefits are probable, which generally will be the establishment of increased proven and probable reserves after which the expenditure is capitalized as a mine development cost.

  Costs relating to extensions of mineral deposits, which are already being mined or developed, including expenditure on the definition of mineralization of such mineral deposits, are capitalized as mine development costs.

Costs relating to property acquisitions are capitalized within development costs.

Drilling and related costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit that contain proven and probable reserves are recorded as exploration expenditures and are expensed as incurred.

Drilling and related costs incurred to define and delineate a residual mineral deposit that has not been classified as proven and probable reserves at a development stage or production stage mine are capitalized when management determines that there is sufficient evidence that the expenditure will result in a future economic benefit to the Company in the accounting period when the expenditure is made. Management evaluates whether or not there is sufficient geologic and economic certainty of being able to convert a residual mineral deposit into a proven and probable reserve at a development stage or production stage mine, based on the known geologic and metallurgy, existing mining and processing facilities, operating permits and environmental programs. Therefore prior to capitalizing such costs, management determines that the following conditions have been met:

a.       There is a probable future benefit;

b.       AngloGold Ashanti can obtain the benefit and control access to it; and

c.       The transaction or event giving rise to it has already occurred.

The Company understands that there is diversity in practice within the mining industry, in that some companies expense the drilling and related costs incurred to define and delineate residual mineral deposits that have not been classified as proven and probable reserves at a development stage or production stage mine. Had AngloGold Ashanti expensed such costs as incurred, net income, earnings per share and retained earnings would have been lower by approximately the following amounts:

	2010	2009	2008
Net income ( $ millions)	27	16	10
Earnings per share (1)(cents)	7	4	3

Retained income - January 1 ( $ millions)	86	70	60
Retained income - December 31 ( $ millions)	113	86	70

(1) Impact per basic and diluted earnings per common share.

4.26

Stock-based compensation plans

The Company's management awards certain employees stock options on a discretionary basis.

The fair value of the stock-based payments is calculated at grant date using an appropriate model. For equity settled stock-based payments, the fair value is determined using a Black-Scholes method and expensed on a straight-line basis over the vesting period based on the group's estimate of shares that will eventually vest.

Option schemes which include non-market vesting conditions have been calculated using the Black-Scholes model. For all other stock-based payments to employees the fair value is determined by reference to the market value of the underlying stock at grant date adjusted for the effects of the relevant terms and conditions.

For schemes with non-market related vesting conditions, the likelihood of vesting has been taken into account when determining the income statement charge. Vesting assumptions are reviewed during each reporting period.

Stock options are subject to a three year vesting condition and their fair value is recognized as an employee benefit expense with a corresponding increase in Additional paid in capital over the vesting period. The proceeds received, net of any directly attributable transaction costs are credited to Common stock and Additional paid in capital when the options are exercised.

4.27

Recent pronouncements

Business Combinations

In December 2010, the FASB issued guidance for business combinations regarding how public entities disclose supplemental pro forma information for business combinations that occur during the current year. Under the amended guidance, a public entity that presents comparative financial statements must disclose the revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the prior annual reporting period. The guidance also requires public entities to provide a description of the nature and amount of any material, nonrecurring pro forma adjustments directly attributable to business combination(s) that are included in the reported pro forma revenue and earnings. The amended guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. The Company is currently assessing the impact of the guidance on the Company's financial statements.

Disclosures about the credit quality of financing receivables and the allowance for credit losses

In July 2010, the FASB issued guidance for the disclosure of the allowance for credit losses and financing receivable modifications. The expanded disclosures include roll-forward schedules of the allowance for credit losses and enhanced disclosure of financing receivables that were modified during a reporting period and those that were previously modified and have re-defaulted. The new disclosure requirements are required for interim and annual periods beginning on or after December 15, 2010. The Company is currently assessing the impact of the guidance on the Company's financial statements.

Compensation - stock compensation

In April 2010, the FASB issued guidance for stock compensation. The amendments clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, such an award should not be classified as a liability if it otherwise qualifies as equity. The guidance also clarifies that disclosures currently required are applicable to a share-based payment award, including the nature and terms of share-based payment arrangements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The amendments will be applied prospectively. A cumulative-effect adjustment will be calculated for all awards outstanding as of the beginning of the fiscal year in which the amendments are initially applied, as if the amendments had been applied consistently since the inception of the award. The cumulative-effect adjustment should be presented separately. The Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements.

Fair value measurements

In January 2010, the FASB ASC guidance for disclosures about fair value measurements was updated requiring level 3 disclosure details regarding separate information about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. The Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements

Costs and Expenses	12 Months Ended
Dec. 31, 2010
Costs and Expenses Abstract
Costs And Expenses
Employment severance costs
	2010	2009	2008
	$	$	$
South Africa	19	10	9
Continental Africa	1	3	-
Americas	3	1	-
	23	14	9

Employee severance costs were due to retrenchments reflecting downsizing and rationalization of operations resulting in a planned reduction in workforce.

	Interest expense
		2010	2009	2008
		$	$	$
	Finance costs on rated bonds	38	-	-
	Finance costs on convertible bonds (1)	22	18	7
	Finance costs on mandatory convertible bonds	13	-	-
	Finance costs on bank loans and overdrafts	19	55	47
	Finance costs on corporate bond	-	-	18
	Unwinding of discount on convertible bonds	27	18	20
	Amortization of deferred loan fees	20	31	2
	Capital lease charges	5	3	3
	Discounting of non-current trade and other debtors	6	6	1
	Other	1	5	4
		151	136	102
	Less : Amounts capitalized (2)	-	(13)	(30)
		151	123	72

(1)	The $1.0 billion 2.375 percent convertible bond (issued February 27, 2004) was repaid on February 27, 2009. On May 22, 2009, AngloGold Ashanti Holdings Finance plc, a wholly-owned subsidiary of the Company, issued $732.5 million 3.5 percent guaranteed convertible bonds due May 2014, convertible into ADSs and guaranteed by AngloGold Ashanti Limited. Refer to Note 19.

(2)	Interest capitalized on qualifying assets. Refer to Note 13.

	Impairment of assets
	Impairments are made up as follows:
		2010	2009	2008
		$	$	$
	South Africa
	Below 120 level at TauTona(1)	47	-	16
	Impairment and write-off of Savuka(2)	16	-	-
	Impairment of Tau Lekoa(3)	8	4	-
	Continental Africa
	Impairment of Iduapriem obsolete tailings storage facility(4)	8	-	-
	Impairment of Geita mining assets(5)	5	-	299
	Impairment of goodwill held in Geita mine(5)	-	-	181
	Impairment and write-off of tailings treatment plant at Obuasi mine(6)	3	-	-
	Impairment and write-off of oxide treatment plant at Obuasi mine(7)	-	4	-
	Impairment of goodwill held in Obuasi mine(8)	-	-	104
	Impairment of abandoned shaft infrastructure and reserve power plant at Obuasi mine(9)	-	-	15
	Impairment of reserve power plant at Iduapriem mine(9)	-	-	3
	Impairment of goodwill held in Iduapriem mine(10)	-	-	14
	Impairment of exploration assets in the DRC(11)	-	-	29
	Impairment of obsolete heap leach plant infrastructure at Siguiri mine	-	-	7
	Americas
	Write-off of mining assets at Serra Grande	3	-	-
	Other
	Impairment and write-off of various minor tangible assets and equipment	1	-	2
		91	8	670

(1)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, a portion of the below 120 level development has been abandoned and will not generate future cash flows.
(2)	Due to a change in the mine plan, the Savuka assets have been abandoned and will not generate future cash flows.
(3)	Following the classification of Tau Lekoa as held for sale in 2009, impairment testing was performed on the held for sale asset. As the estimated fair value less costs to sell did not support the carrying value, an impairment was recorded for held for sale assets. The sale of Tau Lekoa was concluded effective August 1, 2010. Refer to Note 17.
(4)	The use of the tailings storage facility was discontinued.
(5)	Impairment of mining assets in 2010 represents the write-off of vehicles and heavy mining equipment at Geita. In 2008, the annual impairment testing for goodwill was performed for Geita mine and it was determined that its goodwill was fully impaired. The impairment testing for mining assets was performed and the estimated fair value of the mining assets did not support the carrying values and as a result, an impairment of mining assets was recorded. The impairment at Geita mine was due to a combination of factors such as the lower forward gold curve price, higher discount rates and a change in the mine plan revised mainly due to a reduction in reserves resulting from resource model changes, grade factors and an increase in the cost of extraction.
(6)	Due to safety related concerns the use of the tailings treatment plant was discontinued.
(7)	Due to damage suffered by the leach tanks of the treatment plant its use was discontinued in 2009.
(8)	In 2008, the annual impairment testing for goodwill was performed for Obuasi mine and it was determined that its goodwill was fully impaired. The goodwill impairment was the result of factors such as the lower forward gold curve price, higher discount rates and a revised mine plan which incorporated changes in the cost of extraction due to the higher power costs experienced in Ghana.
(9)	The reserve power plant had been placed on care and maintenance during 2008 and was handed over to the Volta Regional Authority in 2009. Both Obuasi mine and Iduapriem mine contributions to the capital cost of the reserve power plant were impaired as the mines would not derive further economic benefit.
(10)	In 2008, the annual impairment testing for goodwill was performed for Iduapriem mine and it was determined that its goodwill was fully impaired. The goodwill impairment was the result of factors such as the lower forward gold curve price, higher discount rates and a revised mine plan which incorporated changes in the cost of extraction due to the higher power costs experienced in Ghana.
(11)	In terms of the volatile political situation in the DRC in 2008, commercial exploitation appeared unlikely and the mineral right value was impaired.

The following estimates and assumptions were used by management when reviewing goodwill and long-lived assets for impairment:

—	the gold price assumption represented management’s best estimate of the future price of gold. In arriving at the estimated long-term gold price, management considered all available market information including current prices, historical averages, and forward pricing curves. The long-term gold price is based on a range of economic and market conditions that will exist over the remaining useful life of the assets; (1)
—	proven and probable ore reserves as well as value beyond proven and probable reserves estimates. For these purposes proven and probable ore reserves of approximately 71.2 million ounces (including joint ventures) as at December 31, 2010 were determined;
—	the real pre-tax discount rate is commensurate with the risks involved which is consistent with the basis used in 2009. The risk factors considered were country risk as well as asset risk for cash flows relating to mines that are not yet in production and deep level mining projects. The country risk factor was based on the Company’s internal assessment of country risk relative to the issues experienced in the countries in which it operates and explores;
—	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency; and
—	cash flows used in impairment calculations were based on life of mine plans.

Estimates and assumptions used by management included the following:

		2010	2009	2008
		$ per ounce	$ per ounce	$ per ounce
(1)	Long-term real gold price	1,113	906	817

The real pre-tax discount rates applied in the 2010 impairment calculations on reporting units with significant assigned goodwill were as follows:

Percentage
Australasia
Sunrise Dam	11.1%
Americas
Cripple Creek	6.5%

In addition to the gold price and discount rate assumptions described above, the factors affecting the estimates include:

  changes in proven and probable ore reserves as well as value beyond proven and probable reserves;
  the grade of ore reserves as well as value beyond proven and probable reserves may vary significantly from time to time;
  differences between actual commodity prices and commodity price assumptions;
  unforeseen operational issues; and
  changes in capital, operating mining, processing and reclamation costs and foreign exchange rates.

The real pre-tax discount rates applied in the 2008 impairment calculations to determine reporting unit's fair value were as follows:

Discount rate
Continental Africa
Geita	11.5%
Obuasi	9.0%
Iduapriem	8.8%

	Environmental rehabilitation obligations
	Long-term environmental obligations comprising decommissioning and restoration are based on the Company’s environmental management plans, in compliance with the current environmental and regulatory requirements.

		$
	The following is a reconciliation of the total liabilities for asset retirement obligations:

	Balance as at December 31, 2009	385
	Additions to liabilities	26
	Liabilities settled	(6)
	Accretion expense	22
	Change in assumptions	76	(1)
	Other movements	2
	Translation	25
	Balance as at December 31, 2010	530

(1)	Revisions relate to changes in laws and regulations governing the protection of the environment and factors relating to rehabilitation estimates, cost escalations and a change in the quantities of material in reserves and a corresponding change in the life of mine plan. These liabilities are anticipated to unwind beyond the end of the life of mine.

These liabilities mainly relate to obligations at the Company’s active and inactive mines to perform reclamation and remediation activities in order to meet applicable existing environmental laws and regulations.

Certain amounts have been contributed to a rehabilitation trust and environmental protection bond under the Company's control. The monies in the trust and bond are invested primarily in interest bearing debt securities and cash and are included in Other long-term assets in the Company’s consolidated balance sheet. Cash balances held in the trust and bond are classified as restricted cash in the Company’s consolidated balance sheets. As at December 31, the carrying amounts and estimated fair values of balances held in the trust and bond were as follows:

	December 31, 2010		December 31, 2009

	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$

Securities	117	118	69	69
Cash	32	32	53	53
	149	150	122	122

Operating lease charges

Operating lease rentals are charged against income in a systematic manner related to the period the leased property will be used. Lease charges relate mainly to the hire of plant and machinery and other land and buildings.

Operating leases for plant and machinery are for contracts entered into with mining contractors. The contracts are for specified periods and include escalation clauses. Renewals are at the discretion of the respective operating mine. Certain contracts include the provision of penalties payable on early exiting or cancellation.

Rental expense(1)
	2010	2009	2008
	$	$	$

Comprising of:
Minimum rentals	23	33	30

(1)Included in production costs for each period presented.

Future minimum rental payments are:
2011	18
2012	7
2013	1
2014	1
Thereafter	-
	27

	(Profit)/loss on sale of assets, realization of loans, indirect taxes and other
		2010	2009	2008
		$	$	$
	Mandatory convertible bonds underwriting and professional fees	26	-	-
	Loss on disposal of land, equipment and assets, mineral rights and exploration properties(1)	19	13	2
	Indirect tax expenses and legal claims(2)	17	29	(18)
	Impairment of other receivables	9	7	-
	Loss on sale of Tau Lekoa Gold mine(3)	7	-	-
	Impairment of investments(4)	2	12	6
	Mining contractor termination costs	1	-	1
	Profit on disposal of investments(5)	(52)	-	-
	Net insurance claim recovery(6)	(19)	(7)	-
	Royalties received(7)	(8)	-	-
	(Recovery)/loss on consignment inventory	(5)	12	-
	Profit on disposal of joint venture interest in Boddington Gold mine in Australia(8)	-	(56)	-
	Profit on disposal of certain exploration interests in Colombia to B2Gold Corporation	-	-	(33)
	Certain royalty and production related payment interests in the United States of America sold to Royal Gold Inc.	-	-	(14)
	Deferred income on sale of La Rescatada exploration interest recognized in Peru	-	-	(8)
	Recovery of exploration costs previously expensed in South Africa and Peru	-	-	(4)
	Contributions by other members to Nufcor Uranium Trust situated in South Africa	-	-	(3)
	Profit on disposal of the Company’s equity interest held in Nufcor International Limited	-	-	(2)
	Costs relating to the issue of rights granted to E ordinary shareholders	-	-	9
		(3)	10	(64)

(1)	Refers to the disposal and derecognition of land, equipment and assets, mineral rights and exploration properties in South Africa, Continental Africa and the Americas.

(2)	Indirect taxes and legal claims are in respect of:
	South Africa	1
	Tanzania	6	25	(15)
	Guinea	10	7	(3)
	Brazil		(3)

(3)	The sale of Tau Lekoa Gold mine was concluded effective August 1, 2010. Refer to Note 17.

(4)	Impairment of investments include the following (refer to Note 16):
	Corvus Gold Incorporated (United States of America)	2
	B2Gold Corporation shares (Colombia)		12
	Red 5 Limited shares (Australia)			4
	Dynasty Gold Corporation shares (China)			2

(5)	Profit on disposal of investments include:
	B2Gold Corporation (Colombia)	(45)
	Red 5 Limited (Australia)	(7)

(6)	Includes business interruption insurance following a seismic event which resulted in the suspension of operations at Savuka Gold mine (in South Africa) during 2009. The Company has recovered $46 million to date from its insurers. Amounts received included:
	Business interruption recoveries	(19)	(11)
	Reimbursement of costs (included in Production costs)	(16)

(7)	Royalties received are mainly from Newmont Mining Corporation in connection with the 2009 sale of the joint venture interest in Boddington Gold mine and Simmers & Jack Mines Limited in connection with the 2010 sale of Tau Lekoa Gold mine.

(8)	Included $31 million foreign exchange transaction loss.

Non-hedge derivative loss and movement on bonds

Non-hedge derivative loss
	2010	2009	2008
	$	$	$
Loss on non-hedge derivatives	703	1,452	258

The net loss recorded for the year ended December 31, 2010 relates to the accelerated hedge book settlement, normal realized losses on non-hedge derivatives, the fair value movements of the conversion features of convertible bonds amounting to  $1 million (2009:  $33 million) (as described in note 19), the revaluation of non-hedge derivatives resulting from changes in the prevailing spot gold price, exchange rates, interest rates and volatilities during the year.

During 2010, the Company eliminated its gold hedge book. The loss of scheduled hedge book maturities during 2010 was  $277 million. Loss on non-hedge derivatives includes a realized loss of  $2,698 million relating to the final tranche of the accelerated hedge buy-back that commenced in September 2010 and was concluded on October 7, 2010. The final phase of the hedge restructuring was funded with proceeds from the equity offering (refer to Note 22) and the three-year mandatory convertible bonds (refer to Note 19) issued in September, as well as cash from internal sources and debt facilities.

During July 2009, the Company embarked on a hedge buy back that resulted in the accelerated settlement of both non-hedge and forward gold contracts qualifying for the normal purchases and sales exemption (which permits the Company to not record such amounts in its financial statements until the maturity date of the contract) under which the Company had committed to deliver a specified quantity of gold at a future date in exchange for an agreed price. These effects are reflected in the table below.

Effects of the accelerated hedge settlements

	2010	2009	2008
	$	$	$
Accelerated hedge settlement of non-hedge derivatives	2,698	797	1,088
Previously designated NPSE contracts	405	580	-
Other non-hedge derivative contracts	2,293	217	1,088

In addition to the accelerated hedge settlement during 2008, the Company recognized a loss of  $150 million on forward gold contracts previously qualifying for the normal sale exemption, due to the inability of a single counterpart to accept physical delivery of gold for the forward contracts that had matured. Accordingly, the remaining contracts with this counterpart for future periods were accounted for at fair value on balance sheet, with changes in fair value reflected in the income statement.

The hedge buy-back and re-designation of contracts effected in 2009 resulted in an increase in current non-hedge derivative liabilities and a consequential loss on non-hedge derivatives. During 2010, all the contracts that were previously designated as normal purchase and sale exempted (“NPSE”) were closed out and recorded as a non-hedge derivative loss.

As a result of the accelerated cash settlement of the NPSE contracts during July 2009, the FASB ASC guidance on derivatives and hedging necessitated a review of the continuing designation of, and accounting treatment for, the remaining NPSE contracts that were not part of the accelerated settlement. Management concluded, in accordance with the provisions of the FASB ASC guidance, to re-designate all remaining NPSE contracts as non-hedge derivatives and to account for such contracts at fair value on the balance sheet with changes in fair value accounted for in the income statement.

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	2010	2009
	$	$
Liability at beginning of period	556	-
Non-hedge derivative losses recognized in respect of NPSE re-designation	-	543
Fair value movements (recorded in non-hedge derivative loss)	131	143
Realized settlements	(687)	(130)
Liability as at December 31	-	556

Movement on bonds
	2010	2009	2008
	$	$	$
Fair value loss on mandatory convertible bonds	83	-	-

Fair value movements on the mandatory convertible bonds relate to the ex interest NYSE closing price as further discussed in Note 19.

Other operating items
	2010	2009	2008
	$	$	$
Comprising of:
Realized loss on other commodity contracts	-	-	32
Provision reversed on loss on future deliveries of other commodities	-	-	(5)
Unrealized gain on other commodity physical borrowings	-	-	(8)
	-	-	19

Related Party Transactions Disclosure	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

RELATED PARTY TRANSACTIONS

The Company had the following transactions with related parties during the years ended December 31, 2010, 2009 and 2008:

	December 31, 2010		December 31, 2009		December 31, 2008
	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party
(in millions)	$	$	$	$	$
Purchases of goods and services (by)/from equity accounted joint ventures and associates
Margaret Water Company	3	-	1	-	1
Societe d'Exploitation des Mines d'Or de Sadiola S.A.	(8)	(2)	(10)	(3)	(5)
Societe d'Exploitation des Mines d'Or de Yatela S.A.	(3)	-	(3)	-	(1)
Societe des Mines de Morila S.A.	(8)	(1)	(6)	(1)	(5)
Trans-Siberian Gold plc	1	-	-	(1)	-
	(15)	(3)	(18)	(5)	(10)

	Amounts owed to/due by joint venture and associate related parties arising from purchases of goods and services are unsecured and non-interest bearing.

	As at December 31, 2010 and 2009, there are no outstanding balances arising from purchases of goods and services owed to related parties.

	Loans due by equity accounted joint ventures and associates included in Other long-term assets

		2010	2009
		$	$
	AGA-Polymetal Strategic Alliance (joint venture) (1)	-	3
	Oro Group (Proprietary) Limited (2)	2	2
	AuruMar (Proprietary) Limited (joint venture) (3)	5	2
	Orpheo (Proprietary) Limited (3)	1	1

(1)	The loan was written off during 2010. The write-off is included in equity income in associates.
(2)	The loan bears interest at a rate determined by the Oro Group (Proprietary) Limited’s board of directors and is repayable at their discretion.
(3)	Loans are unsecured, interest free and there are no fixed terms of repayment.

	There are no allowances for credit losses relating to the loans described above. Credit quality of loans is monitored on an ongoing basis.

	As at December 31, 2010 and 2009, there are no outstanding balances arising from loans owed to related parties.

Income Tax	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income Tax

		2010	2009	2008
		$	$	$
Income/(loss) from continuing operations before income tax and equity income in associates was derived from the following jurisdictions:
	South Africa	203	(340)	251
	Continental Africa	391	(249)	(714)
	Australasia	(149)	(147)	(69)
	Americas	282	(19)	200
	Other, including Corporate and Non-gold producing subsidiaries(1)	(346)	(143)	(41)
		381	(898)	(373)
(1)	The increase in the loss is due to fair value movements on the mandatory convertible bonds and finance charges on the mandatory convertible and rated bonds as well as exploration expenses.

Benefit/(charge) for income taxes attributable to continuing operations is as follows:

Current:
	South Africa(1)	106	(36)	(20)
	Continental Africa(2)	(81)	(38)	(32)
	Australasia(3)	(36)	(34)	3
	Americas(4)	(106)	(54)	(34)
	Other	-	(4)	(11)
Total current		(117)	(166)	(94)

(1)	The tax benefit in 2010 is mainly related to tax benefits on losses relating to the early hedge settlement and tax benefits relating to prior years. The increase in the tax charge in 2009 is mainly due to higher income as a result of the higher gold price. The lower tax charge in 2008 is mainly related to the tax benefit on losses relating to the settlement of non-hedge derivative contracts.

(2)	The increase in the tax charge in 2010 is mainly related to higher earnings at Siguiri and Iduapriem from an improved gold price as well as lower capital expenditure.

(3)	The increase in the tax charge in 2010 is due to higher taxable earnings from an improved gold price. The increase in the tax charge in 2009 is mainly due to capital gains tax on the sale of the Boddington Gold Mine. In 2008, Sunrise Dam’s taxable income reduced considerably following the completion of the mining in the megapit during the year.

(4)	The increase in the tax charge mainly relates to higher earnings in line with the improved gold price and higher production.

Mining tax on mining income in South Africa is determined according to a formula which adjusts the tax rate in accordance with the ratio of profit to revenue from operations. This formula also allows an initial portion of mining income to be free of tax. Non-mining income is taxed at a standard rate.

Deferred:
South Africa(1)	(119)	141	(40)
Continental Africa(2)	(19)	27	122
Australasia(3)	(1)	49	(4)
Americas	(1)	(18)	(16)
Other	2	-	10
Total deferred	(138)	199	72

Total income and mining tax (expense)/benefit	(255)	33	(22)

(1) The increase in the tax charge in 2010 related mainly to the reversal of deferred tax on unrealized non-hedge derivative losses. The increase in deferred tax credits in 2009 is mainly due to unrealized non-hedge derivative losses arising from an improved gold price and the remaining NPSE contracts being re-designated as non-hedge derivatives and recorded on the balance sheet, following the hedge buy-back in July 2009.

(2) The increase in the tax charge is mainly due to the tax benefits at Geita in 2009 not recurring in 2010. The 2008 deferred tax benefit was due to the continuing net increase in the capital allowances at Obuasi as a result of the high capital expenditure and the benefit relating to the impairment of mining assets at Geita.

(3) The deferred tax benefit in 2009 relates to the reversal of timing differences on the sale of Boddington.

Estimated deferred taxation rates in South Africa reflect the future anticipated taxation rates at the time temporary differences reverse.

During 2010, 2009 and 2008, deferred taxation in South Africa was provided at the future anticipated taxation rates ranging as follows:

	2010	2009	2008
Maximum anticipated deferred taxation rate	38%	39%	38%
Minimum anticipated deferred taxation rate	35%	36%	36%

The effect of the change in estimated deferred taxation rate in South Africa on the results for 2010, 2009 and 2008 were as follows:

	Year ended December 31
	2010			2009			2008
	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)
	$	cents		$	cents		$	cents
Net (benefit)/expense	(8)	(2)		(21)	(6)		4	1

(a)							Per basic and diluted ordinary and E ordinary shares.
(b)							The calculation of diluted earnings per common share did not assume the effect of the following number of shares as their effects are anti-dilutive.

					2010		2009	2008
Issuable upon the exercise of convertible bonds					33,524,615		15,384,615	15,384,615
Issuable upon the exercise of stock incentive options							1,234,858	872,373

Unutilized tax losses
Unutilized tax losses as at December 31, 2010, 2009 and 2008 amounted to:
	2010	2009	2008
	$	$	$
Unutilized tax losses (1)	1,200	1,032	841

(1) Increase in unutilized operating loss carryforwards over 2009 are mainly due to losses from the early hedge settlement in 2010, offset partially by a reduction at Cripple Creek & Victor gold mine.

Unutilized operating loss carryforwards remaining to be used against future profits can be split into the following periods:
	Within one year	716
[1]	Within one and two years	125
	Within two and five years	120
	In excess of five years	239
		1,200

Reconciliation between corporate income tax and statutory income tax is as follows:
	2010	2009	2008
	$	$	$
Corporate income tax at statutory rates	133	(314)	(131)
Formula variation in mining taxation rate	-	(21)	(1)
Disallowable expenditure(1)	83	292	47
Effect of income tax rates of other countries	46	38	118
Impact of change in estimated deferred taxation rate	(8)	(21)	4
Other	1	(7)	(15)

Total income and mining tax expense/(benefit)	255	(33)	22

(1)	Disallowable expenditure includes the impact of hedge losses in non-taxable jurisdictions and share expense costs. In 2009, the losses on the hedge settlements were mainly in non-tax effective entities.

Deferred taxation liabilities and assets on the balance sheet as at December 31, 2010 and 2009, relate to the following:
	2010 $	2009 $

Deferred tax liabilities:
Depreciation, depletion and amortization	1,555	1,471
Product inventory not taxed	15	15
Unrealized non-hedge derivatives	1	8
Other	34	4
Total	1,605	1,498
Deferred tax assets:
Provisions, including rehabilitation accruals	(363)	(175)
Derivatives	(1)	(14)
Unrealized non-hedge derivatives	-	(415)
Other	(5)	(6)
Tax loss carry forwards	(364)	(298)
Total	(733)	(908)
Less: Valuation allowances	125	194
Total	(608)	(714)

Disclosed as follows:
Long-term portion deferred taxation assets	1	62
Short-term portion deferred taxation assets	214	333

Long-term portion deferred taxation liabilities	1,200	1,171
Short-term portion classified as other current liabilities. Refer to Note 18.	12	8

The classification of deferred taxation assets is based on the related asset or liability creating the deferred taxation. Deferred taxes not related to a specific asset or liability are classified based on the estimated period of reversal. As at December 31, the Company's losses in South Africa, on which deferred tax had been provided at the anticipated tax rate to be utilized are noted as follows:

	2010	2009
South Africa
Losses ( $ millions)	508	4

Deferred tax at the anticipated tax rate to be utilized (percent)	33	37

Unremitted earnings of foreign subsidiaries and foreign incorporated joint ventures

Dividends from incorporated joint ventures may be remitted to the Company without being subject to income or withholding taxes. No provision is made for the income tax effect that may arise on the remittance of unremitted earnings by certain foreign subsidiaries. It is management’s intention that these earnings will be permanently re-invested into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. In the event that the Company repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Company has determined that it is impractical to estimate the amount of the deferred tax liability on such unremitted earnings. The amounts of these unremitted earnings are as follows:

	2010	2009
	$	$
Unremitted earnings as at December 31	1,519	624

Analysis of valuation allowances

The movement in valuation allowances for the three years in the period ended December 31, is summarized as follows:

	Balance at beginning of period $	Movement $	Balance at end of period $
Year ended December 31, 2010
- Valuation allowance	194	(69)	125
Year ended December 31, 2009
- Valuation allowance	226	(32)	194
Year ended December 31, 2008
- Valuation allowance	98	128	226

The deferred tax assets for the respective periods were assessed for recoverability and, where applicable, a valuation allowance recorded to reduce the total deferred tax asset to an amount that will, more likely than not, be realized. The valuation allowance relates primarily to certain net operating loss carryforwards, tax credit carryforwards and deductible temporary differences for which it is more likely than not that these items will not be realized.

Although realization is not assured, the Company has concluded that it is more-likely-than-not that the deferred tax assets for which a valuation allowance was determined to be unnecessary will be realized based on the available evidence, including scheduling of deferred tax liabilities and projected income from operating activities. The amount of the net deferred tax assets considered realizable, however, could change in the near term if actual future income or income tax rates differ from that estimated, or if there are differences in the timing or amount of future reversals of existing taxable or deductible temporary differences.

Uncertain tax positions

A reconciliation of the beginning and ending amount of unrecognized tax benefits, recorded as a liability in other non-current liabilities (refer to Note 18), is as follows:

		2010	2009
		$	$

Balance at January 1,		149	106
Additions for tax positions of prior years		8	14
Reductions for tax position of prior years		(113)	-
Translation		8	29
Balance at December 31, (1)		52	149

(1)	Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the years ended and as at December 31, interest recognized and interest accrued amounted to:

	2010	2009	2008
	$	$	$

Interest recognized	2	9	6
Interest accrued as at December 31	8	53	34

As at December 31, 2010, the Company's South African tax assessments for the years 2004 – 2010 remain open to scrutiny by the South African Revenue Service.

In other jurisdictions, the revenue system is based on a self-assessment process, all tax filings due by December 31, 2010 have been filed, and the self-assessed position recorded in the consolidated financial statements. The legislation of individual jurisdictions provides for different periods for the authorities to review the filings with specified expiry dates. The Company is disputing assessments received in some jurisdictions where it operates and these arguments are under consideration by the authorities. Based on current legal advice, the Company does not expect the resolution will significantly affect the Company's consolidated financial statements.

Discontinued Operations	12 Months Ended
Dec. 31, 2010
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

In 2008, the Ergo reclamation surface operation, which formed part of the South Africa region, had been discontinued as the operation had reached the end of its useful life and the assets were no longer in use. The pre-tax gain on disposal recorded in 2008 related to the remaining assets of Ergo, that were sold by the Company to ERGO Mining (Pty) Limited a joint venture between Mintails South Africa (Pty) Limited and DRD South African Operations (Pty) Limited.

The following table details selected financial information included in the income/(loss) from discontinued operations in the consolidated statement of income.

	2008
	$	(cents)(1)(3)	(cents)(2)(3)
Revenue	-	-	-

Costs, expenses and recoveries	1	-	-

Gain on disposal	27	8	5

Pre-tax profit	28	8	5

Taxation expense	(5)	(1)	(1)

Net profit attributable to discontinued operations	23	7	4

(1)	Per basic and diluted ordinary shares.
(2)	Per basic and diluted E ordinary shares.
(3)	Basic and diluted earnings per common share.

The calculation of diluted earnings per common share did not assume the effect of the following number of shares as their effects are anti-dilutive.

			2008

Issuable upon the exercise of convertible bonds			15,384,615
Issuable upon the exercise of stock incentive options			872,373

The calculation of diluted earnings per common share for 2008 did not assume the effect of conversion of E Ordinary shares as the Company recorded a loss from continuing operations during this period.

Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share
Earnings Per Share
		2010	2009	2008
		$	$	$
The following table sets forth the computation of basic and diluted income/(loss) per share (in millions, except per share data):
	Numerator	112	(825)	(586)
	Net income/(loss) - attributable to AngloGold Ashanti
	Income/(loss) from continuing operations
	Discontinued operations	-	-	23
	Net income/(loss)	112	(825)	(563)
	Less Dividends:
	Ordinary shares	67	45	41
	E Ordinary shares	-	-	-
	Undistributed income/(losses)	45	(870)	(604)

	Ordinary shares undistributed income/(losses)	45	(865)	(600)
	E Ordinary shares undistributed losses	-	(5)	(4)
	Total undistributed income/(losses)	45	(870)	(604)

	Denominator for basic income/(loss) per ordinary share
	Ordinary shares	367,664,700	356,563,773	312,610,124
	Fully vested options(1)	1,023,459	791,353	547,460
	Weighted average number of ordinary shares	368,688,159	357,355,126	313,157,584

	Effect of dilutive potential ordinary shares
	Dilutive potential of stock incentive options(2)	1,569,606	-	-
	Dilutive potential of convertible bonds(3)	-	-	-
	Dilutive potential of E Ordinary shares(4)	-	-	-
	Denominator for diluted income/(loss) per share – adjusted weighted average number of ordinary shares and assumed conversions	370,257,765	357,355,126	313,157,584

	Weighted average number of E Ordinary shares used in calculation of basic and diluted income/(loss) per E Ordinary share	3,182,662	3,873,169	4,046,364

	Income/(loss) per share attributable to AngloGold Ashanti common stockholders (cents)
	From continuing operations
	Ordinary shares	30	(230)	(186)
	E Ordinary shares	15	(115)	(93)
	Ordinary shares – diluted	30	(230)	(186)
	E Ordinary shares – diluted	15	(115)	(93)
	Discontinued operations
	Ordinary shares	-	-	7
	E Ordinary shares	-	-	4
	Ordinary shares – diluted	-	-	7
	E Ordinary shares – diluted	-	-	4
	Net income/(loss)
	Ordinary shares	30	(230)	(179)
	E Ordinary shares	15	(115)	(89)
	Ordinary shares – diluted	30	(230)	(179)
	E Ordinary shares – diluted	15	(115)	(89)

(1)	Compensation awards are included in the calculation of basic income/(loss) per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

	The calculation of diluted income/(loss) per common share did not assume the effect of the following number of shares as their effects are anti-dilutive:

(2)	Issuable upon the exercise of stock incentive options		1,234,858	872,373
(3)	Issuable upon the exercise of convertible bonds	33,524,615	15,384,615	15,384,615
(4)	The calculation of diluted loss per common share for 2009 and 2008 did not assume the effect of conversion of E Ordinary shares as the Company recorded a loss from continuing operations during these periods.

Restricted Cash	12 Months Ended
Dec. 31, 2010
Restricted Cash And Investments [Abstract]
Restricted Cash

	2010	2009
	$	$

Cash classified as restricted for use comprise of the following:
Cash restricted by prudential solvency requirements	8	8
Cash balances held by the Tropicana project	1	3
Other	1	1
	10	12

Other Receivables	12 Months Ended
Dec. 31, 2010
Accounts Notes Loans And Financing Receivable Gross Allowance And Net [Abstract]
Other Receivables [Text Block]
	2010	2009
	$	$

Trade debtors are net of:
Provision for doubtful debt	19	12

Other receivables include:

Prepayments and accrued income	60	52
Interest receivable	9	2
Exploration debtors	11	-
Deferred loan fees	-	15
Other debtors	6	5
	86	74

Inventories	12 Months Ended
Dec. 31, 2010
Inventory
Inventories
	2010	2009
	$	$

Short-term:

Metals in process	184	115
Gold on hand (doré/bullion)	77	75
Ore stockpiles	324	227
Uranium oxide and sulfuric acid	43	34
Supplies	255	252
	883	703
Less: Heap leach inventory(1)	(91)	(40)
	792	663
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Long-term:

Metals in process		331	324
Ore stockpiles		27	25
Supplies		-	1
		358	350
Less: Heap leach inventory(1)		(331)	(324)
		27	26
(1)	Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

The aggregate write-down of inventory to reduce the carrying value to net realizable value for the years ended December 31 were as follows:

	2010	2009	2008
	$	$	$

Inventory write-downs (included in production costs)	21	48	60

Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment, Net Abstract
Property Plant And Equipment

	2010	2009
	$	$

Mine development	6,590	5,604
Buildings and mine infrastructure	3,263	2,957
Mineral rights and other	1,045	1,053
Assets under construction(1)	502	251
Land	37	30
	11,437	9,895
Accumulated depreciation, depletion and amortization	(5,511)	(4,441)
Net book value December 31,	5,926	5,454

(1) Interest capitalized during the year (See Note 5) amounted to:	-	13

Net book value of mining assets encumbered by capital leases (See Note 19)	48	50

Acquired Properties, Net	12 Months Ended
Dec. 31, 2010
Mineral Properties Net [Abstract]
Acquired Properties

	2010	2009
	$	$

Acquired properties, at cost	2,168	2,053
Accumulated amortization	(1,332)	(1,222)
Net book value December 31,	836	831

Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2010
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets

Goodwill
The carrying amount of goodwill by reporting unit as of December 31, 2010 and 2009 and changes in the carrying amount of goodwill are summarized as follows:

	Americas	Australasia	Continental Africa	Total
	$	$	$	$

Balance at January 1, 2009	18	103	11	132
Translation	-	30	-	30
Balance at December 31, 2009	18	133	11	162
Translation	-	18	-	18
Balance at December 31, 2010	18	151	11	180

Net carrying amount of goodwill as at December 31, 2010 and 2009 is reconciled as follows:

- Gross carrying amount	18	151	310	479
- Accumulated impairment losses	-	-	(299)	(299)
Net carrying amount as at December 31, 2010	18	151	11	180

- Gross carrying amount	18	133	310	461
- Accumulated impairment losses	-	-	(299)	(299)
Net carrying amount as at December 31, 2009	18	133	11	162

Other intangibles, net
		2010	2009
		$	$

Royalty rate concession agreement(1)
Gross carrying value		30	29
Accumulated amortization		(13)	(11)
		17	18

(1) The government of Ghana agreed to a concession on royalty payments at a fixed rate of 3 percent per year for a period of fifteen years from 2004.

The royalty rate concession is amortized on a straight line basis with nil residual value. The amortization expense included in the consolidated statements of income were as follows:

	2010	2009	2008
	$	$	$

Amortization expense	2	2	2

Based on carrying value at December 31, 2010, the estimated aggregate amortization expense for each of the next five years is as follows:

2011	2
2012	2
2013	2
2014	2
2015	2

Other Long-Term Assets	12 Months Ended
Dec. 31, 2010
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	2010	2009
	$	$

Investments in associates - unlisted	7	6
Investments in associates - listed	3	2
Investments in equity accounted joint ventures	601	659
Carrying value of equity method investments	611	667

Investment in marketable equity securities – available for sale	124	111
Investment in marketable debt securities – held to maturity	13	10
Investment in non-marketable assets – held to maturity	2	2
Cost method investment	9	4
Investment in non-marketable debt securities – held to maturity	89	48
Restricted cash	33	53
Other non-current assets	192	127
	1,073	1,022

	Investments in associates
			December 31,	December 31,
			2010	2009
			percentage held	percentage held
	Unlisted
	South Africa
	Oro Group (Proprietary) Limited(1)		25.00	25.00
	Margaret Water Company		33.33	33.33
	Orpheo (Proprietary) Limited(1)		50.00	33.33
	Wonder Wise Holdings Limited(2)		-	25.00

	Listed
	Other
	Trans-Siberian Gold plc(1)(3)(4)		30.70	29.74

		2010	2009	2008
		$	$	$

(1)	Results are included for the twelve months ended September 30, 2010, adjusted for material transactions.
(2)	Investment disposed of during 2010.
(3)	Market value of the Company's investment in Trans-Siberian Gold plc as at December 31	33	12	5
(4)	Impairment losses recorded during the years ended December 31	-	-	8

	Investments in equity accounted joint ventures
	The Company holds the following interests in incorporated mining joint ventures, of which the significant financial operating policies are, by contractual arrangement, jointly controlled:
		December 31,	December 31,
		2010	2009
		percentage held	percentage held
	South Africa
	AuruMar (Proprietary) Limited	50.00	50.00
	Continental Africa
	Sadiola	41.00	41.00
	Morila	40.00	40.00
	Yatela	40.00	40.00
	Kibali Goldmines s.p.r.l.	45.00	45.00
	Other
	AGA - Polymetal Strategic Alliance(1)	50.00	50.00

(1)	Results are included for the twelve months ended September 30, 2010, adjusted for material transactions. The AGA-Polymetal Strategic Alliance consists of the AGA-Polymetal Strategic Alliance Management Company, Amikan Holdings Limited ("Amikan"), AS APK Holdings Limited, Imizoloto Holdings Limited and Yeniseiskaya Holdings Limited.

During 2010, the Company fully impaired its investments in the Margaret Water Company and AGA - Polymetal Strategic Alliance. An impairment loss of $24 million (net of tax of $nil million) was recognized and the impairment loss is reflected in equity income in associates for 2010.

Effective December 2, 2009, AngloGold Ashanti Holdings plc, a wholly owned subsidiary, entered into a memorandum of understanding with Polyholding Limited relating to the disposal of Amikan. Amikan holds mining and exploration interests in Russia. Completion was expected to occur on or before April 30, 2010 but agreement could not be reached and the transaction was subsequently cancelled. The Company recorded an impairment loss of $9 million (net of tax of $nil million) on Amikan to reduce the carrying amount of the investment to fair value. The impairment loss was reflected in equity income in associates for 2009.

During 2008, the Company recorded an impairment loss of $42 million (net of tax of $6 million) relating to its interest held in Morila, based on the investment’s future cash flows. The impairment loss was reflected in equity loss in associates for 2008.

	2010	2009
	$	$

Investment in marketable equity securities – available for sale
Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	35	39
Gross unrealized gains	89	72
Gross unrealized losses	-	-
Fair value (net carrying value)	124	111

Other-than-temporary impairments recognized (1)	2	12
See "Note 5 - Costs and expenses: (Profit)/loss on sale of assets, realization of loans, indirect taxes and other" for additional information. In addition to these investments, the Company holds various equities as strategic investments in gold exploration companies. Three of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

	The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

		Less than 12 months	More than 12 months	Total
		$	$	$
	2010
	Aggregate fair value of investments with unrealized losses	4	-	4
	Aggregate unrealized losses	-	-	-

	2009 (2)
	Aggregate fair value of investments with unrealized losses	-	-	-
	Aggregate unrealized losses	-	-	-

		2010	2009	2008
		$	$	$

(1)	Impairments relating to available for sale investments in marketable equity securities recorded during the years ending December 31, included:
	Corvus Gold Incorporated shares (United States of America)	2	-	-
	B2Gold Corporation shares (Colombia)	-	12	-
	Red 5 Limited shares (Australia)	-	-	4
	Dynasty Gold Corporation shares (China)	-	-	2
	The impairments resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

(2)	In aggregate, the fair value of strategic investments in an unrealized loss position, as well as the aggregate unrealized losses amount to less than $1 million, respectively.

		2010	2009
		$	$

	Investment in marketable debt securities - held to maturity	13	10
	Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $14 million (2009: $10 million) and gross unrealized gains of $1 million (2009: nil).

	Investment in non-marketable assets - held to maturity	2	2
	Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

	Cost method investment	9	4
	The cost method investment mainly represent shares held in XDM Resources Limited. (1)

	Investment in non-marketable debt securities - held to maturity	89	48
	Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

	As of December 31, 2010 the contractual maturities of debt securities were as follows:

	Marketable debt securities
	Up to three years	2
	Three to seven years	11
		13
	Non-marketable debt securities
	Less than one year	89

	Restricted cash	33	53
	Restricted cash mainly represent cash balances held by the Environmental Rehabilitation Trust Fund and Environmental Protection Bond.

	Other non-current assets
	Unsecured
	Other loans and assets (2)	9	8

	Non-current debtors
	Prepayments and accrued income	31	27
	Recoverable tax, rebates, levies and duties	82	56
	Unamortized issue costs of long-term debt, bonds and revolving credit facility	32	13
	Other debtors	38	23
		192	127

(1)	The fair value is not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment and it is not practicable to estimate the fair value of the investment.

(2)	Other comprises the following:
	Loans and receivables measured at amortized cost	6	1
	Post-retirement assets measured according to the employee benefits accounting policy.	3	7

Equity accounted joint ventures
Summarized financial statements of the joint ventures which have been equity accounted are as follows (100 percent shown):

	2010	2009	2008
	$	$	$
Statements of income for the period
Sales and other income	823	880	464
Costs and expenses	(528)	(508)	(726)
Taxation	(126)	(120)	(97)
Net income/(loss)	169	252	(359)

Balance sheets at December 31,
Non-current assets	1,205	1,166
Current assets	550	523
	1,755	1,689
Long-term liabilities	(126)	(111)
Loans from shareholders	(4)	(5)
Current liabilities	(260)	(169)
Net assets	1,365	1,404

Assets and Liabilities Held For Sale	12 Months Ended
Dec. 31, 2010
Disposal Group Including Discontinued Operation Balance Sheet Disclosures [Abstract]
Disclosure Of Long Lived Assets Held For Sale [Text Block]
	2010	2009
	$	$

Effective November 3, 2010, ISS International Limited ("ISSI") in South Africa was classified as held for sale. AngloGold Ashanti entered into a memorandum of understanding with The Institute of Mine Seismology ("IMS") relating to the disposal of ISSI. The transaction closed on February 28, 2011 and the proceeds from disposal amounted to $13 million. At December 31, 2009, net assets of ISSI amounted to $9 million.	12	-

Effective December 2007, Rand Refinery Limited in South Africa (a subsidiary of the Company) transferred parts of its premises that were no longer utilized (previously recognized as a tangible asset), to held for sale. On April 1, 2008, a sale agreement was concluded, subject to achievement of the suspensive condition regarding rezoning of the land and transfer of title deeds. Rand Refinery Limited is currently awaiting the rezoning transfer notification from the municipal and deeds office in order to conclude the sales transaction.	1	1

On February 17, 2009, AngloGold Ashanti announced the terms of the sale of its Tau Lekoa mine together with the adjacent properties of Weltevreden, Jonkerskraal and Goedgenoeg ("Tau Lekoa") in South Africa to Simmer & Jack Mines Limited ("Simmers"). Tau Lekoa was previously recognized as a combination of tangible assets, current assets and current and long-term liabilities. The sale was concluded effective August 1, 2010, following the transfer of the mineral rights of Tau Lekoa to Buffelsfontein Gold Mines Limited, a wholly-owned subsidiary of Simmers on July 20, 2010. The Company recorded a loss on disposal of $7 million on the sale. Refer to "Note 5 - Costs and expenses: Profit/loss on sale of assets, realization of loans, indirect taxes and other".

Following the effective date of the disposal, Simmers will treat all ore produced from the assets at its own processing facilities. As a result, AngloGold Ashanti will have increased processing capacity available at its Vaal River plants, allowing for the processing of additional material from its surface sources and the other Vaal River mines.

The additional treatment capacity will ensure significant continuing direct cash flows from the same gold commodity in an active market. Consequently, due to the migration of cash flows and in accordance with the FASB ASC guidance on discontinued operations, Tau Lekoa was not classified as a discontinued operation.

Tau Lekoa was classified as held for sale in the balance sheet as at December 31, 2009.	-	64

Following the classification of Tau Lekoa as held for sale, the Company recognized impairment losses of $8 million (2009: $4 million) in earnings to reduce the carrying amount of Tau Lekoa to fair value less costs to sell. Refer to "Note 5 - Costs and expenses: Impairment of assets".

	2010	2009
	$	$

As at December 31, 2010 and 2009 the carrying amounts of major classes of assets and liabilities classified as held for sale included:

Cash and cash equivalents	11	-
Trade and other receivables	2	-
Inventories	1	3
Property, plant and equipment	2	70
Acquired properties	-	1
Trade and other payables	(3)	(3)
Provision for environmental rehabilitation	-	(6)
Net assets	13	65

Other Liabilities	12 Months Ended
Dec. 31, 2010
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [TextBlock]
Current

Deferred income	10	13
Deferred taxation. Refer to Note 7.	12	8
Pension and other post-retirement medical benefits. Refer to Note 26.	14	14
Accrual for power	42	18
Other (including accrued liabilities)	75	67
	153	120

Non-current

Deferred income	7	5
Taxation. Refer to Note 7.	52	149
Other creditors	10	9
	69	163

Long-Term Debt	12 Months Ended
Dec. 31, 2010
Long-Term Debt Abstract
Long Term Debt

LONG-TERM DEBT

	2010	2009
	$	$

Unsecured

Debt carried at fair value

Mandatory convertible bonds - issued September 2010(1)	874	-
Quarterly coupon of 6 percent per annum. The bonds are convertible into ADS's in September 2013 and are US dollar-based. The bonds are convertible into a variable number of shares as set forth in the indenture.

Accrued interest included in short-term debt	(2)	-
Long-term debt at fair value	872	-

Debt carried at amortized cost

Rated bonds - issued April 2010(2)	1,006	-
The rated bonds have two components, $700 million 10-year bonds and $300 million 30-year bonds. Semi-annual coupons of 5.375 percent per annum on $700 million 10-year bonds and 6.5 percent per annum on $300 million 30-year bonds. The $700 million 10-year bonds are repayable in April 2020 and the $300 million 30-year bonds are repayable in April 2040. The bonds are US dollar-based.

Syndicated loan facility ( $1.0 billion)(3)	50	-
Interest charged at LIBOR plus 1.75 percent per annum. The loan is repayable in April 2014 and is US dollar-based.

Syndicated loan facility ( $1.15 billion)(4)	-	1,025
Interest charged at LIBOR plus 0.4 percent per annum. Loan was repaid in June 2010 and was US dollar-based.

3.5 % Convertible bonds(5)	633	609
Semi-annual coupon of 3.5 percent per annum. The bonds are convertible, at the holders’ option, into ADSs up to May 2014 and are US dollar-based. The bonds are convertible at an initial conversion price of $47.6126 per ADS.

FirstRand Bank Limited loan facility (R1.5 billion)	107	-
Interest charged at JIBAR plus 0.95 percent per annum. Loan is repayable in May 2011 and is ZAR-based.

2009 Term Facility(6)	-	252
Interest charged at a margin of 4.25 percent per annum over the higher of the applicable LIBOR and the lenders' cost of funds (subject to a cap of LIBOR plus 1.25 percent per annum). Loan was repaid in May 2010 and was US dollar-based.

Grupo Santander Brasil	5	8
Interest charged at LIBOR plus 1.45 percent per annum. Loan is repayable in quarterly installments terminating in September 2011 and is US dollar-based.

Grupo Santander Brasil	4	6
Interest charged at 6 percent per annum. Loans are repayable in monthly installments terminating in November 2013 and April 2014 and are Brazilian real-based.

	2010	2009
	$	$

Secured
Capital leases
Turbine Square Two (Proprietary) Limited(7)	39	35
The leases are capitalized at an implied interest rate of 9.8 percent per annum. Lease payments are due in monthly installments terminating in March 2022 and are ZAR-based. The buildings financed are used as security for these loans. Refer to Note 13.

Caterpillar Financial Services Corporation(7)	13	16
Interest charged at an average rate of 5.46 percent per annum. Loans are repayable in monthly installments terminating in January 2015 and are US dollar-based. The equipment financed is used as security for these loans. Refer to Note 13.

Mazuma Capital Corporation(7)	4	7
Interest charged at an average rate of 5.6 percent per annum. Loans are repayable in monthly installments terminating in November 2012 and are US dollar-based. The equipment financed is used as security for these loans. Refer to Note 13.

CSI Latina Arrendamento Mercantil S.A.(7)	2	1
Interest charged at a rate of 3.3 percent per annum. Loans are repayable in monthly installments terminating in June 2013 and are Brazilian real-based. The equipment financed is used as security for these loans. Refer to Note 13.

Total debt at amortized cost	1,863	1,959
Current maturities included in short-term debt	(133)	(1,292)
Long-term debt at amortized cost	1,730	667

Certain long-term debt facilities are subject to debt covenant arrangements for which no breaches have occurred.

Scheduled minimum total debt maturities are:
2011	135
2012	8
2013	877
2014	685
2015	2
Thereafter	1,030
2,737

The currencies in which the borrowings are denominated are as follows:
United States dollars	2,585	1,917
South African rands	146	35
Brazilian real	6	7
	2,737	1,959

	2010	2009
	$	$

Undrawn borrowing facilities as at December 31 are as follows:
Syndicated loan facility ( $1.0 billion) - US dollar	950	-
Syndicated loan facility ( $1.15 billion) - US dollar	-	125
Standard Chartered PLC (2009 Revolving Credit Facility) - US dollar	-	250
FirstRand Bank Limited - US dollar	50	50
Absa Bank Limited - US dollar	42	42
Nedbank Limited - US dollar	-	2
FirstRand Bank Limited - rands	139	30
Standard Bank of South Africa Limited - rands	28	25
Nedbank Limited - rands	18	14
Absa Bank Limited - rands	5	4
	1,232	542

Mandatory convertible bonds

In September 2010, the Company issued mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. The conversion of the mandatory convertible bonds into ADSs was subject to shareholder approval, which was granted in October 2010. These bonds are convertible into a variable number of ADSs, ranging from 18,140,000 at a share price equal to or lesser than  $43.50, to 14,511,937 at a share price equal to or greater than  $54.375, each as calculated in accordance with the formula set forth in the indenture and subject to adjustment.

The mandatory convertible bonds contain certain embedded derivatives relating to change in control and anti-dilution protection provisions. The FASB ASC guidance contains an election for the Company to record the entire instrument at fair value as opposed to separating the embedded derivatives from the instrument. The shareholders have authorized that the convertible bonds will be settled in equity and not have any cash settlement potential except if a fundamental change or conversion rate adjustment causes the number of ADSs deliverable upon conversion to exceed the number of shares reserved for such purpose, among other circumstances provided in the indenture, and therefore the Company has chosen to recognize the instrument, in its entirety, at fair value. Depending on the final calculated share price on the date of conversion, the liability recognized may differ from the principal amount.

Other convertible bonds that have been issued by the Company will only be settled in equity if future events, outside of the control of the Company, result in equity settlement and thus have a potential cash settlement at maturity that will not exceed the principal amount, in those circumstances the liabilities are recognized at amortized cost.

In determining the fair value liability of the mandatory convertible bonds, the Company has measured the effect based on the ex interest NYSE closing price on the reporting date. The ticker code used by the NYSE for the mandatory convertible bonds is AUPRA. The accounting policy of the Company is to recognize interest expense separately from the fair value adjustments in the income statement. Interest is recognized at a quarterly coupon rate of 6 percent per annum. Fair value adjustments are included in Non-hedge derivative loss and movement on bonds in the income statement - refer to Note 5.

The contractual principal amount of the mandatory convertible bonds is  $789 million, provided the calculated share price of the Company is within the range of  $43.50 to  $54.375. If the calculated share price is below  $43.50, the Company will recognize a gain on the principal amount and above  $54.375 a loss. As at December 30, 2010, the actual share price was  $49.23

The mandatory convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the mandatory subordinated convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan

		2010	2009
		$	$

(2)	Rated bonds
	Senior unsecured fixed rate bonds	1,000	-
	Less: Unamortized discount	(6)	-
	Add: Accrued interest	12	-
		1,006	-

	On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

(3)	Syndicated loan facility ( $1.0 billion)
	Drawn down	50	-
	Add: Accrued interest	-	-
		50	-

On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four year revolving credit facility with a syndicate of lenders to replace the existing $1.15 billion syndicated facility. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four year term. A commitment fee of 0.70 percent is payable quarterly in arrears on the undrawn portion of the facility.

(4)	Syndicated loan facility ( $1.15 billion)
	Drawn down	-	1,025
		-	1,025
	In December 2007, the Company entered into a three year $1.15 billion unsecured syndicated borrowing facility, at a margin of 0.4 percent over LIBOR. On April 20, 2010, the Company entered into a $1.0 billion four year revolving credit facility to replace the $1.15 billion syndicated loan facility. During the second quarter of 2010, the Company applied proceeds from the rated bonds issued in April 2010, to repay the $1.15 billion syndicated facility.

	During the year ended December 31, 2010, the Company drew down and repaid the following amounts:
	Amount drawn down under the $1.15 billion facility	35
	Amount repaid under the $1.15 billion facility	1,060

		2010	2009
		$	$

(5)	3.5% Convertible bonds
	Senior unsecured fixed rate bonds	630	607
	Add: Accrued interest	3	2
		633	609

	The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

	The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

	Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion.

	The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

	The associated derivative liability (which has been accounted for separately) are summarized as follows:

	Convertible bond derivative liability

	Balance at beginning of period	175	142
	Fair value movements on conversion features of convertible bonds	1	33
	Balance at end of period	176	175

(6)	2009 Term Facility
	Drawn down	-	250
	Add: Accrued interest	-	2
		-	252

On November 20, 2008, AngloGold Ashanti Holdings plc entered into a  $1.0 billion term loan facility agreement (the “Term Facility”).

During 2009, the Company completed an amendment to the Term Facility by prepaying an amount of  $750 million and, as a result, the balance of the Term Facility was converted into a new term loan of  $250 million (the “2009 Term Facility”) and a new revolving credit facility of  $250 million was made available (the “2009 Revolving Credit Facility”).

During the second quarter of 2010, the Company applied proceeds from the rated bonds issued in April 2010, to repay the 2009 Term Facility and to cancel the 2009 Revolving Credit Facility. The cancellation of these debt facilities in the June quarter resulted in a once-off charge to earnings of  $8 million related to accelerated amortization of fees

(7)	Capital leases

	Capital leases are for specific periods, with terms of renewal but no purchase options. Renewals are at the discretion of the entity that holds the lease.

	Property, plant and equipment, allocated to Buildings and mine infrastructure, includes the following assets under capital leases:

		2010		2009
		Cost	Accumulated depreciation	Cost	Accumulated depreciation
		$	$	$	$

	Turbine Square Two (Proprietary) Limited	37	9	33	6
	Caterpillar Financial Services Corporation	15	2	16	-
	Mazuma Capital Corporation	8	2	7	1
	CSI Latina Arrendamento Mercantil S.A.	3	2	2	1
		63	15	58	8

	Amortization charges relating to capital leases are included in Depreciation, depletion and amortization expense.

Future minimum lease payments under all the above capital leases together with the present value of minimum lease payments as of December 31, 2010 are:

2010
$

2011	10
2012	11
2013	8
2014	9
2015	6
Thereafter	48
Total minimum lease payments	92
Less interest	34
Present value of net minimum lease payments	58
Less current portion	6
Long-term capital lease obligation	52

Provision for Environmental Rehabilitation	12 Months Ended
Dec. 31, 2010
Accrual for Environmental Loss Contingencies Disclosure [Abstract]
Environmental Loss Contingency Disclosure [Text Block]
20.	PROVISION FOR ENVIRONMENTAL REHABILITATION

		2010	2009
		$	$

	Accrued environmental rehabilitation costs	530	385

Long-term environmental obligations comprising decommissioning and restoration are based on the Company's environmental management plans, in compliance with the current environmental and regulatory requirements.

While the ultimate amount of rehabilitation is uncertain, the Company has estimated that the total cost for mine rehabilitation and closure, on an undiscounted basis, will be $2,512 million which includes a total estimated liability of $54 million in respect of equity accounted joint ventures. AngloGold Ashanti USA has posted reclamation bonds with various federal and governmental agencies to cover environmental rehabilitation obligations. Refer to Note 21.

The Company intends to finance the ultimate rehabilitation costs from the monies invested with the rehabilitation trust fund, the environmental protection bond as well as the proceeds on sale of assets and gold from plant clean-up at the time of mine closure.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments And Contingencies Disclosure

	2010	2009
	$	$

Capital expenditure commitments(1)
Contracts for capital expenditure	176	131
Authorized by the directors but not yet contracted for	988	1,683
	1,164	1,814
Allocated for:
Project expenditure
- within one year	433	264
- thereafter	107	594
	540	858
Stay in business expenditure
- within one year	404	705
- thereafter	220	251
	624	956

(1) Including commitments through contractual arrangements by equity accounted joint ventures amounting to:	12	6

Other contractual purchase obligations(2)
- within one year	398	346
- thereafter	140	96
	538	442
(2) Other purchase obligations represent contractual obligations for the purchase of mining contract services, power, supplies, consumables, inventories, explosives and activated carbon. Amounts exclude purchase obligations of equity accounted joint ventures.

Summary of contracted uranium sales as at December 31, 2010

The Company had the following uranium commitments:

Year	lbs (000)(1)	Average contracted price ( $/lbs)

2011	494	33.97
2012	494	34.35
2013	494	34.74

(1)	Certain contracts allow the buyer to adjust the purchase quantity within a specified range.

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

	2010	2009
	$	$

Contingent liabilities

Groundwater pollution (1)	-	-
Deep groundwater pollution - South Africa (2)	-	-
Sales tax on gold deliveries - Brazil (3)	89	76
Other tax disputes - Brazil (4)	34	25
Indirect taxes - Ghana (5)	11	9
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (6)	-	-

Contingent assets

Royalty - Boddington Gold Mine (7)	-	-
Royalty - Tau Lekoa Gold Mine (8)	-	-

Financial guarantees

Oro Group surety (9)	15	13
AngloGold Ashanti USA reclamation bonds (10)	88	84
AngloGold Ashanti environmental guarantees (11)	172	134
Guarantee provided for revolving credit facility (12)	50	-
Guarantee provided for rated bonds (13)	1,012	-
Guarantee provided for convertible bonds (14)	736	735
Guarantee provided for mandatory convertible bonds (15)	791	-
Guarantee provided for term loan facility and revolving credit facility (16)	-	252
Guarantee provided for syndicated loan facility (17)	-	1,025

Hedging guarantees
Gold delivery guarantees (18)	-	370
Ashanti Treasury Services Limited ("ATS") hedging guarantees (19)	-	443
Geita Management Company Limited ("GMC") hedging guarantees (20)	-	432

	2,998	3,598

The Company assesses the credit quality of counterparts at least on a quarterly basis. As of December 31, 2010, the probability of non-performance is considered minimal.

(1)	Ground water pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage from mine residue stockpiles. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation (MNA) by the existing environment will contribute to improvement in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but are not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reasonable estimate can be made for the obligation.

		2010	2009
		$	$

(2)	Deep ground water pollution - South Africa

	The Company has identified a flooding and future pollution risk posed by deep groundwater in the Klerksdorp and Far West Rand gold fields. Various studies have been undertaken by AngloGold Ashanti since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, the Department of Mineral Resources and affected mining companies are involved in the development of a “Regional Mine Closure Strategy”. In view of the limitation of current information for the estimation of a liability, no reasonable estimate can be made for the obligation.

(3)	Sales tax on gold deliveries - Brazil

	Mineração Serra Grande S.A. (“MSG”) received two tax assessments from the State of Goiás related to payments of sales taxes on gold deliveries for export. AngloGold Ashanti Córrego do Sitío Mineração S.A. manages the operation. In November 2006, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period. The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. The second assessment was issued by the State of Goiás in October 2006 on the same grounds as the first assessment. The Company believes both assessments are in violation of federal legislation on sales taxes.

	The Company's attributable share of the assessments are as follows:
	First assessment	55	47
	Second assessment	34	29
		89	76

(4)	Other tax disputes - Brazil

	MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company’s appeal against the assessment. The Company is now appealing the dismissal of the case. The Company’s attributable share of the assessment is approximately:	10	8

	Subsidiaries of the Company in Brazil are involved in various disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The amount involved is approximately:	24	17
		34	25

(5)	Indirect taxes - Ghana

	AngloGold Ashanti (Ghana) Limited received a tax assessment during September 2009 in respect of the 2006, 2007 and 2008 tax years following an audit by the tax authorities related to indirect taxes on various items. Management is of the opinion that the indirect taxes are not payable and the Company has lodged an objection.

	The assessment is approximately:	11	9

(6)	ODMWA litigation

The case of Mr Thembekile Mankayi was heard in the High Court of South Africa in June 2008, and an appeal heard in the Supreme Court of Appeals in 2010. In both instances judgment was awarded in favor of AngloGold Ashanti Limited. A further appeal that was lodged by Mr Mankayi was heard in the Constitutional Court in 2010. Judgment in the Constitutional Court was handed down on March 3, 2011.

Following the judgment, Mr Mankayi’s executor may proceed with his case in the High Court. This will comprise, amongst others, providing evidence showing that Mr Mankayi contracted silicosis as a result of negligent conduct on the part of AngloGold Ashanti.

The Company will defend the case and any subsequent claims on their merits. Should other individuals or groups lodge similar claims, these too would be defended by the Company and adjudicated by the Courts on their merits. In view of the limitation of current information for the estimation of a possible liability, no reasonable estimate can be made for this possible obligation.

		2010	2009
		$	$

(7)	Royalty - Boddington Gold Mine

	As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine’s cash costs plus $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total of $100 million.

	Details of the royalty are as follows:

	Royalties received during the year ended December 31. See Note 5.	4	-
	Royalties received subsequent to December 31, 2010	6	-

(8)	Royalty - Tau Lekoa Gold Mine

	As a result of the sale of the Tau Lekoa Gold Mine during 2010, the Company is entitled to receive a royalty on the production of a total of 1.5 million ounces by the Tau Lekoa Gold Mine and in the event that the average monthly rand price of gold exceeds R180,000 per kilogram (subject to an inflation adjustment). Where the average monthly rand price of gold does not exceed R180,000 per kilogram (subject to an inflation adjustment), the ounces produced in that quarter do not count towards the total 1.5 million ounces upon which the royalty is payable. The royalty will be determined at 3 percent of the net revenue (being gross revenue less state royalties) generated by the Tau Lekoa assets.

	Royalties received during the year ended December 31. See Note 5.	3	-

(9)	Oro Group surety	15	13

The Company has provided surety in favor of a lender on a gold loan facility with its associate Oro Group (Proprietary) Limited and one of its subsidiaries. The Company has a total maximum liability, in terms of the suretyships, of R100 million. The probability of the non-performance under the suretyships is considered minimal.

(10)	AngloGold Ashanti USA reclamation bonds	88	84

Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(11)	AngloGold Ashanti environmental guarantees	172	134

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(12)	Guarantee provided for revolving credit facility

	AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Incorporated, as guarantors, have each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion four year revolving credit facility.

	The total amount outstanding under this facility as at December 31 amounted to:	50	-

		2010	2009
		$	$

(13)	Guarantee provided for rated bonds	1,012	-

	AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $700 million 5.375 percent rated bonds due 2020 and the issued $300 million 6.5 percent rated bonds due 2040.

(14)	Guarantee provided for convertible bonds	736	735

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $732.5 million 3.5 percent convertible bonds due 2014.

(15)	Guarantee provided for mandatory convertible bonds	791	-

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $789 million 6 percent mandatory convertible bonds due 2013.

(16)	Guarantee provided for term loan facility and revolving credit facility	-	252

AngloGold Ashanti Limited, AngloGold Ashanti USA Incorporated and AngloGold Ashanti Australia Limited, as guarantors, had each guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc and the other guarantors under the 2009 Term Facility and the 2009 Revolving Credit Facility. During the second quarter of 2010, the Company repaid the 2009 Term Facility and cancelled the 2009 Revolving Credit Facility.

(17)	Guarantee provided for syndicated loan facility	-	1,025

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc, AngloGold Ashanti USA Incorporated and AngloGold Ashanti Australia Limited, as guarantors, had each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.15 billion syndicated loan facility. During the second quarter of 2010, the Company repaid and cancelled the $1.15 billion syndicated loan facility.

(18)	Gold delivery guarantees	-	370

The Company has issued gold delivery guarantees to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements. At December 31, 2010 the Company had no open gold hedge contracts.

(19)	ATS hedging guarantees	-	443

The Company together with its wholly-owned subsidiary AngloGold Ashanti Holdings plc has provided guarantees to several counterpart banks for the hedging commitments of its wholly-owned subsidiary ATS. The maximum potential amount of future payments is all moneys due, owing or incurred by ATS under or pursuant to the hedging agreements. At December 31, 2010 the Company had no open gold hedge contracts.

(20)	GMC hedging guarantees	-	432

The Company and its wholly-owned subsidiary AngloGold Ashanti Holdings plc have issued hedging guarantees to several counterpart banks in which they have guaranteed the due performance by GMC of its obligations under or pursuant to the hedging agreements entered into by GMC, and to the payment of all money owing or incurred by GMC as and when due. The maximum potential amount of future payments is all moneys due, owing or incurred by GMC under or pursuant to the hedging agreements. At December 31, 2010 the Company had no open gold hedge contracts.

	2010		2009
		$		$

Vulnerability from concentrations

The majority of AngloGold Ashanti’s 62,046 employees (2009: 63,364, 2008: 62,895) are subject to collective bargaining agreements. These agreements are established in negotiations between the Chamber of Mines, the body that represents the gold mining industry in South Africa, and representative groups of labor. The agreements have a two-year validity period. The most recent settlement negotiation was completed in July 2009, when the parties reached an agreement covering the period from July 1, 2009 to June 30, 2011.

There is a concentration of risk in respect of recoverable value added tax and fuel duties from the Tanzanian government. The outstanding amounts have been discounted to their present value at a rate of 7.82 percent.

The recoverable value added tax and fuel duties are summarized as follows:

Recoverable value added tax due to the Company	49		36
Recoverable fuel duties due to the Company (1)	62		48

(1) Fuel duty claims are required to be submitted after consumption of the related fuel and are subject to authorization by the Customs and Excise authorities.

Stockholders' Equity	12 Months Ended
Dec. 31, 2010
Stockholders' Equity
Stockholders' Equity
On May 15, 2009, shareholders approved the increase in the authorized common stock from 400,000,000 shares of common stock to 600,000,000 shares of common stock of 25 ZAR cents each.

No of shares

At the annual general meeting of shareholders held on May 7, 2010, shareholders approved, as a general authority, authorization to the board of directors to allot and issue, in their discretion, and for such purpose and on such terms as they may in their discretion determine, up to a maximum of 5 percent of the total number of common stock of 25 ZAR cents each in the issued share capital of the Company from time to time. Shareholders will be asked to renew this authority at the forthcoming annual general meeting to be held on May 11, 2011. At December 31, 2010, the number of shares of common stock placed under the control of the directors, after stock issued pursuant to the equity offering completed in September 2010, amounted to:	920,204

The Company's redeemable preference shares, held within the group, consist of the following:
A redeemable preference shares issued	2,000,000
B redeemable preference shares issued	778,896

A and B redeemable preference shares issued which are held by a wholly-owned subsidiary Eastvaal Gold Holdings Limited, may not be transferred and are redeemable from the realization of the assets relating to the Moab Lease area after cessation of mining operations in the area. The shares carry the right to receive dividends equivalent to the profits (net of royalty, ongoing capital expenditure and taxation) from operations in the area. No further A and B redeemable preference shares will be issued.

	The issues of common stock and the cancellations of E shares of common stock resulted in the following year-on-year movements in share capital and premium:

		2010		2009		2008
		$	Number of shares	$	Number of shares	$	Number of shares

	Stock issued as part of equity offering completed on September 15, 2010	773	18,140,000	-	-	-	-
	Stock issued on the exercise of options/awards granted in terms of the share incentive scheme	26	823,411	25	1,131,916	14	672,545
	E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings (1)	12	-	3	1,181	3	94
	Stock issued as part of equity offering, the funds of which were applied to initial 35 percent interest in the Kibali gold project	-	-	280	7,624,162	-	-
	Stock issued as part of rights offer completed on July 11, 2008, the funds of which were applied to reduce the hedge book	-	-	-	-	1,666	69,470,442

	Stock issued to acquire the remaining 33 percent shareholding in the Cripple Creek & Victor mine from Golden Cycle Gold Corporation	-	-	-	-	118	3,181,198
	Stock issued to purchase São Bento Gold Company Limited	-	-	-	-	70	2,701,660
	Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme	10	230,921	7	189,787	2	57,761
		821	19,194,332	315	8,947,046	1,873	76,083,700

(1)	E Shares of common stock cancelled - Employee Share Ownership Plan		708,872		171,943		173,289
	E Shares of common stock cancelled - Izingwe Holdings		280,000		-		-

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1       -       Quoted prices in active markets for identical assets or liabilities.

Level 2       -       Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3       -       Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following table sets out the Company's financial assets and (liabilities) measured on a recurring basis at fair value, by level within the hierarchy as at December 31, 2010 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	575			575
Marketable equity securities	124			124
Mandatory convertible bonds	(872)			(872)
Warrants on shares		1		1
Option component of convertible bonds		(176)		(176)

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities (refer to Note 16) are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's mandatory convertible bonds (refer to Note 19) are included in Long-term debt at fair value in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

Options associated with marketable equity securities and the conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The following inputs were used in the valuation of the conversion features of convertible bonds as at December 31:

2010

Market quoted bond price (percent)	125.625
Fair value of bond excluding conversion feature (percent)	101.600
Fair value of conversion feature (percent)	24.025
Total issued bond value ( $ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

Items measured at fair value on a non-recurring basis

					2010
					$
During 2010, the Company fully impaired and wrote-off various assets in South Africa, Continental Africa and the Americas, amongst others. This resulted in loss, which is included in earnings for the period, of:					83

Long-lived assets of Tau Lekoa were written down to fair value less costs to sell as at June 30, 2010. Fair values of these assets were based on sales agreements with third parties and as such are classified within Level 2 of the fair value hierarchy. This resulted in a loss which is included in earnings of:					8

Tau Lekoa was sold during the third quarter of 2010.

See “Note 5 - Costs and expenses: Impairment of assets” for additional information.

In 2010, the Company fully impaired its equity method investments in the Margaret Water Company and AGA - Polymetal Strategic Alliance. Refer to Note 16. This resulted in a loss, which is included in equity income in associates, of:					24

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(83)
Long-lived assets held for sale	61		61		(8)
Associates and equity accounted joint ventures	-				(24)
	61	-	61	-	(115)

Financial Risk Management Activities	12 Months Ended
Dec. 31, 2010
Schedule Of Derivative Instruments [Abstract]
Derivative Instruments And Hedging Activities Disclosure [Text Block]

In the normal course of its operations, the Company is exposed to gold and other commodity price, currency, interest rate, equity price, liquidity and non-performance risk, which includes credit risk. The Company is also exposed to certain by-product commodity price risk. In order to manage these risks, the Company may enter into transactions which make use of derivatives. The Company has developed a risk management process to facilitate, control and monitor these risks. The board has approved and monitors this risk management process, inclusive of documented treasury policies, counterpart limits, controlling and reporting structures. The Company does not acquire, hold or issue derivatives for speculative purposes. Although all derivative transactions executed by the Company serve to economically manage the Company's risk to the market factors discussed above, not all such derivatives qualify for hedge accounting treatment, including instances whereby management has elected to not designate such derivatives as part of a qualifying hedge accounting relationship.

The financial risk management activities objectives of the Company are as follows:

  Safeguarding the Company's core earnings stream through the effective control and management of gold and other commodity price risk, foreign exchange risk and interest rate risk;
  Effective and efficient usage of credit facilities through the adoption of liquidity planning procedures;
  Ensuring that investment and hedging transactions are undertaken with creditworthy counterparts; and
  Ensuring that contracts and agreements related to risk management activities are coordinated, consistent throughout the Company and comply where necessary with relevant regulatory and statutory requirements.

A number of products, including derivatives are used to satisfy these objectives. Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from the sale of production into the spot market and from capital expenditure denominated in a foreign currency and are classified as cash flow hedges under the FASB ASC guidance on derivatives and hedging. Cash flows related to these instruments designated as qualifying hedges are reflected in the consolidated statement of cash flows in the same category as the cash flow from the items being hedged. Accordingly, cash flows relating to the settlement of forward sale commodity derivatives contracts hedging the forecasted sale of production into the spot market as well as the forward sale currency derivative contracts hedging the forecasted capital expenditure, have been reflected upon settlement as a component of operating cash flows. The ineffective portion of cash flow hedges recognized in loss on non-hedge derivatives in the income statement during the year was  $nil million (2009:  $5 million; 2008:  $8 million). The Company does not have any open cash flow hedge contracts relating to product sales or forecasted capital expenditure as at December 31, 2010 (2009:  $37 million; 2008:  $123 million). Cash flow hedge losses pertaining to capital expenditure of  $3 million as at December 31, 2010 (2009:  $4 million; 2008:  $nil million) are expected to be reclassified from accumulated other comprehensive income and recognized as an adjustment to depreciation expense until 2017.

A loss on non-hedge derivatives of  $703 million was recorded in 2010 (2009:  $1,452 million; 2008:  $258 million). See “Note 5 – Cost and expenses: Non-hedge derivative loss and movement on bonds” for additional information.

Gold price risk management activities

Gold price risk arises from the risk of an adverse effect of current or future earnings resulting from fluctuations in the price of gold. During the year the Company utilized derivatives as part of its hedging of the risk. In order to provide financial exposure to the rising spot price of gold and the potential for enhanced cash-flow generation the Company completed its final tranche of the hedge buy-back program and settled all forward gold and foreign exchange contracts that had been used by the Company in the past to manage those risks. At year end there were no net forward sales contracts (2009: 571kg; 2008: 39,990kg), net call options sold (2009: 120,594kg; 2008: 146,542kg) and net put options sold (2009: 27,071kg; 2008: 16,963kg).

The fair value of early termination options as at December 31, 2010 amounted to  $nil million (2009:  $nil million; 2008:  $498 million) as these options were part of the hedge buy-back effected during July 2009.

The mix of derivative instruments, the volume of production hedged and the tenor of the hedge book is continuously reviewed in light of changes in operational forecasts, market conditions and the Company's hedging policy as set by the board of directors.

Elimination of hedge book

During 2008, the Company communicated a board approved strategy to begin reducing its outstanding gold derivatives position in order to be more exposed to spot gold prices. During 2010, the Company completed the final phase of this strategy and eliminated its gold hedge book. See “Note 5 – Cost and expenses: Non-hedge derivative loss and movement on bonds” for additional information relating to the final 2010 hedge book elimination and the 2008 and 2009 hedge buy-back transactions, including the impact thereof on the 2008, 2009 and 2010 consolidated financial statements.

The results of operations and cash flows for 2008, 2009 and 2010 were adversely impacted given the early cash settlement of non-hedge derivatives and previously designated NPSE contracts with low contracted sales prices, respectively, committed ounces have been fully eliminated as at December 31, 2010 (December 31, 2009: 3.90 million committed ounces; December 31, 2008: 5.99 million committed ounces). The Company now has full exposure to the spot price of gold.

Net delta open hedge position as at December 31, 2010

As at December 31, 2010 the Company had no outstanding commitments against future production as a result of the elimination of the hedge book.

As of December 31, 2009, the hedge book reflected a net delta tonnage position of 3.49 million ounces (108 tonnes).

At December 31, 2009, the marked-to-market value of all derivatives, irrespective of accounting designation, making up the hedge position was negative  $2.18 billion based on a gold price of  $1,102 per ounce, exchange rates of  $1 = R7.4350 and A $1 =  $0.8967 and the market interest rates and volatilities prevailing at that date.

These marked-to-market valuations are not predictive of the future value of the hedge position, nor of the future impact on the revenue of the Company. The valuation represents the theoretical cost of exiting all hedge contracts at the time of valuation, at market prices and rates available at that time.

Foreign exchange price risk protection agreements

The Company enters into currency forward exchange and currency option contracts to hedge certain anticipated transactions denominated in foreign currencies. The objective of the Company's foreign currency hedging activities is to protect the Company from the risk that the eventual cash flows resulting from transactions denominated in US dollars will be adversely affected by changes in exchange rates.

As at December 31, 2010 and 2009, the Company had no open forward exchange or currency option contracts in its currency hedge position.

Interest rate and liquidity risk

Fluctuations in interest rates impacts interest paid and received on the short-term cash investments and financing activities, giving rise to interest rate risk.

In the ordinary course of business, the Company receives cash from the proceeds of its gold sales and is required to fund working capital requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market related returns while minimizing risks.

The Company is able to actively source financing at competitive rates. The counterparts are financial and banking institutions and their credit ratings are regularly monitored by the Company.

Cash and loans advanced maturity profile

		2010				2009
Maturity date	Currency	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %
All less than one year	USD	13	0.20	171	0.19	506	0.29	178	0.13
	ZAR	969	5.58	57	4.64	1,135	7.03	839	6.38
	AUD	42	4.45	25	4.44	-	-	13	3.52
	EUR	-	-	3	1.00	-	-	1	0.50
	CAD	-	-	2	0.20	-	-	1	0.08
	HKD	-	-	-	-	-	-	1	0.01
	BRL	-	-	30	8.90	-	-	152	10.20
	ARS	-	-	2	9.00	-	-	4	10.23
	NAD	102	5.00	207	5.00	-	-	-	-

Borrowings maturity profile

			Between		Between
	Within one year		one and two years		two and five years		After five years		Total
Currency	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings amount (million)
	$26	4.7	5	5.5	1,560	4.9	994	5.7	2,585
ZAR	703	6.4	-	-	20	9.8	237	9.8	960
BRL	3	4.7	5	5.1	2	6.0	-	-	10

Interest rate risk

	Fixed for less than one year		Fixed for between one and three years		Fixed for greater than three years		Total
Currency	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings amount (million)
	$26	4.7	880	6.0	1,679	4.8	2,585
ZAR	703	6.4	7	9.8	250	9.8	960
BRL	3	4.7	7	5.3	-	-	10

Non-performance risk

Realization of contracts is dependent upon counterparts' performance. The Company has not obtained collateral or other security to support to financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on regular basis throughout the year. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at balance sheet date amounts to  $1 million (2009:  $335 million). Credit risk exposure netted by open derivative positions with counterparts was  $nil million (2009:  $104 million). No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

The combined maximum credit risk exposure of the Company as at December 31, 2010 is as follows.

December 31,
2010
$

Warrants on shares	1
1

The fair value of derivative assets and liabilities reflects non-performance risk relating to the counterparts and the Company, respectively.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at December 31, 2010 and 2009, are as follows (assets (liabilities)):

	December 31, 2010		December 31, 2009
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$
Cash and cash equivalents	575	575	1,100	1,100
Restricted cash	43	43	65	65
Short-term debt	(135)	(135)	(1,292)	(1,292)
Long-term debt	(1,730)	(2,059)	(667)	(889)
Long-term debt at fair value	(872)	(872)	-	-
Derivatives	(175)	(175)	(2,366)	(2,366)
Marketable equity securities - available for sale	124	124	111	111
Marketable debt securities - held to maturity	13	14	10	10
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	89	89	48	48

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents and short-term debt

The carrying amounts approximate fair value because of the short-term duration of these instruments.

Long-term debt

The mandatory convertible bonds are carried at fair value. The fair value of the convertible and rated bonds are shown at their quoted market value. Other long-term debt re-prices on a short-term floating rate basis, and accordingly the carrying amount approximates to fair value.

Derivatives

The fair value of volatility-based instruments (i.e. options) are estimated based on market prices, volatilities, credit risk and interest rates for the periods under review. The Company used the Black-Scholes option pricing formula to value commodity option contracts. The fair value of forward sales and purchases were estimated based on the quoted market prices and credit risk for the contracts at December 31, 2009.

Investments

Marketable equity securities classified as available-for-sale are carried at fair value. Marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable assets classified as held to maturity are measured at amortized cost. The fair value of marketable debt securities and non-marketable assets has been calculated using market interest rates. Investments in non-marketable debt securities classified as held to maturity are measured at amortized cost. The cost method investment is carried at cost. There is no active market for the investment and the fair value cannot be reliably measured.

The following is the fair value of the derivative (liabilities)/assets split by accounting designation:

	December 31, 2010
	Assets
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Warrants on shares	Current assets - derivatives	-	1	1
Total derivatives		-	1	1

	December 31, 2010
	Liabilities
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Option component of convertible bonds	Non-current liabilities - derivatives	-	(176)	(176)
Total derivatives		-	(176)	(176)

	December 31, 2009
	Assets
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Forward sales type agreements - commodity	Current assets - derivatives	-	283	283
Option contracts - commodity	Current assets - derivatives	-	47	47
Total hedging contracts		-	330	330
Warrants on shares	Non-current assets - derivatives	-	5	5
Total derivatives		-	335	335

	December 31, 2009
	Liabilities
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Forward sales type agreements - commodity	Current liabilities - derivatives	(37)	(441)	(478)
Option contracts - commodity	Current liabilities - derivatives	-	(2,034)	(2,034)
Interest rate swaps – Gold	Current liabilities - derivatives	-	(13)	(13)
Total hedging contracts		(37)	(2,488)	(2,525)
Embedded derivatives	Non-current liabilities - derivatives	-	(1)	(1)
Option component of convertible bonds	Non-current liabilities - derivatives	-	(175)	(175)
Total derivatives		(37)	(2,664)	(2,701)

At December 31, 2010 the Company had no open derivative positions in its hedge book. The impact of credit risk adjustment totaled $150 million at December 31, 2009.

	Non-hedge derivative gain/(loss) recognized

		Year ended December 31, 2010

		Location of gain/(loss) in income statement	$
	Realized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(377)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(2,573)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	(13)
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	3
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	(15)
			(2,975)	(1)

	Unrealized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	265
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	1,999
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	13
	Option component of convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	(1)
	Embedded derivatives	Non-hedge derivative gain/(loss) and movement on bonds	1
	Warrants on shares	Non-hedge derivative gain/(loss) and movement on bonds	(5)
			2,272

	Loss on non-hedge derivatives		(703)

(1)	Includes $2,698 million loss related to the final tranche of the accelerated hedge buy-back.

	Non-hedge derivative gain/(loss) recognized

		Year ended December 31, 2009

		Location of gain/(loss) in income statement	$
	Realized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(535)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(144)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	107
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	12
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	16
			(544)	(1)

	Unrealized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(188)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(648)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	(15)
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	(3)
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	(25)
	Option component of convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	(33)
	Embedded derivatives	Non-hedge derivative gain/(loss) and movement on bonds	(1)
	Warrants on shares	Non-hedge derivative gain/(loss) and movement on bonds	5
			(908)

	Loss on non-hedge derivatives		(1,452)

(1)	Includes $797 million related to the accelerated hedge buy-back.

Other comprehensive income

	Year ended December 31, 2010

	Cash flow hedges, before tax	Cash flow hedges removed from equity, before tax		Hedge ineffectiveness, before tax
	$		$		$
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements -				Non-hedge derivatives gain/
commodity	-	Product sales	52	(loss) and movement on bonds	-
	-		52		-

Other comprehensive income

	Year ended December 31, 2009

	Cash flow hedges, before tax	Cash flow hedges removed from equity, before tax		Hedge ineffectiveness, before tax
	$		$		$
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements -				Non-hedge derivatives gain/
commodity	(16)	Product sales	137	(loss) and movement on bonds	5
Forward sales agreements -				Non-hedge derivatives gain/
currency	(1)	Depreciation	-	(loss) and movement on bonds	-
	(17)		137		5

	Other comprehensive income

		Accumulated other comprehensive income as of January 1, 2010	Changes in fair value recognized in 2010	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2010
		$	$	$	$
	Derivatives designated as
	Gold sales	(52)	-	52	-
	Capital expenditure	(3)	-	-	(3)
	Before tax totals	(55)	-	52	(3)	(1)
	After tax totals	(22)	-	20	(2)

		Accumulated other comprehensive income as of January 1, 2009	Changes in fair value recognized in 2009	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2009
		$	$	$	$
	Derivatives designated as
	Gold sales	(178)	(16)	142	(52)
	Capital expenditure	(2)	(2)	1	(3)
	Before tax totals	(180)	(18)	143	(55)	(1)
	After tax totals	(112)	(13)	103	(22)

(1)	Includes adjustment for cumulative net translation differences of $nil million (2009: $18 million) resulting from the revaluation and settlement of non US dollar denominated cash flow hedge contracts.

Maturity profile of derivatives, at carrying value

	Total $		2010 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	1		1	-
Amounts maturing between one and two years	-	1	-	-
Amounts maturing between two and five years	(176)		-	(176)
Total	(175)		1	(176)

	Total $	2009 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	(2,195)	330	(2,525)
Amounts maturing between one and two years	5	5	-
Amounts maturing between two and five years	(175)	-	(175)
Amounts to mature thereafter	(1)	-	(1)
Total	(2,366)	335	(2,701)

Sensitivity analysis

Derivatives

A principal part of the Company's management of risk is to monitor the sensitivity of derivative positions in the hedge book to changes in the underlying factors, including commodity prices, foreign exchange rates and interest rates under varying scenarios. There are no open hedge positions as a result of the hedge book elimination during 2010. Additionally the Company's management of risk is to monitor the sensitivity of the convertible bonds to changes in AngloGold Ashanti Limited's share price and warrants on shares.

The following table discloses the approximate sensitivities, in US dollars, of the warrants on shares and the convertible bonds to key underlying factors at December 31, 2010 (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	2010
	Change in underlying factor (+)	Cash flow hedge accounted	Non-hedge accounted	Total change in fair value
		$	$	$
Convertible bonds
AngloGold Ashanti Limited share price (US $)	Spot (+ $1)	-	(10)	(10)

Warrants on shares
B2Gold Corporation share price (C $)	Spot (+C $0.25)	-	1	1

	2010
	Change in underlying factor (-)	Cash flow hedge accounted	Non-hedge accounted	Total change in fair value
		$	$	$
Convertible bonds
AngloGold Ashanti Limited share price (US $)	Spot (- $1)	-	9	9

Warrants on shares
B2Gold Corporation share price (C $)	Spot (-C $0.25)	-	-	-

Mandatory convertible bonds

The mandatory convertible bond valuation is primarily linked to the AngloGold Ashanti Limited share price traded on the New York Stock Exchange (NYSE) and fluctuates with reference to the NYSE share price and market interest rates. A change of  $1 in the AngloGold Ashanti Limited share price will generally impact the value of the mandatory convertible bond price in a stable interest environment by  $0.83.

Foreign exchange risk

Foreign exchange risk arises on financial instruments that are denominated in a foreign currency.

The following table discloses the approximate foreign exchange risk sensitivities of debt at December 31, 2010 (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	2010
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/ $)	Spot (+R1)	(19)
BRL denominated (BRL/ $)	Spot (+BRL0.25)	(1)

	2010
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/ $)	Spot (-R1)	26
BRL denominated (BRL/ $)	Spot (-BRL0.25)	1

Additional Cash Flow Information	12 Months Ended
Dec. 31, 2010
Additional Cash Flow Information
Additional Cash Flow Information
		2010 $	2009 $	2008 $

	Reported in the consolidated statements of cash flows:

	Interest paid	115	111	93
	Taxation paid	188	147	125

	Non-cash investing and financing items not reported in the consolidated statements of cash flows:

	Shares issued as part of Golden Cycle Gold Corporation acquisition	-	-	118
	Shares issued to acquire São Bento Gold Company Limited	-	-	70
	Exercise of share entitlements	43	20	16

	Non-cash operating items not reported in the consolidated statements of cash flows:

	Foreign exchange transaction gain(1)	2	103	7

(1)	Foreign exchange transaction gain included in Interest, dividends and other amounts to:	3	112	4

Provision for Pension and Other Post-Retirement Medical Benefits	12 Months Ended
Dec. 31, 2010
Provision for Pension and Other Post-Retirement Medical Benefits Abstract
Provision for Pension and Other Post-Retirement Medical Benefits

The provision for pension and post-retirement medical funding represents the provision for health care and pension benefits for employees, retired employees and their dependants.

Defined benefit plans

The retirement schemes as at December 31, 2010, 2009 and 2008, consist of the following which reflects the following provision values:

	2010	2009	2008
	$	$	$

AngloGold Ashanti Pension Fund (asset)/liability	-	(5)	11
Post-retirement medical scheme for AngloGold Ashanti South Africa employees	179	149	115
Other defined benefit plans	12	10	11
Sub total	191	154	137
Transferred to other non-current assets. Refer to Note 16.
AngloGold Ashanti Pension Fund	-	5	-
Post-retirement medical scheme for Rand Refinery employees	3	2	2
Short-term portion transferred to other current liabilities. Refer to Note 18.	(14)	(14)	(13)
Total provision classified as a non-current liability	180	147	126

South Africa defined benefit pension fund

The plan is evaluated by independent actuaries on an annual basis as at December 31. The valuation as at December 31, 2010 was completed at the beginning of 2011. The most recent regulatory valuation effective December 31, 2008 was completed in March 2010. The next regulatory valuation will have an effective date no later than December 31, 2011.

All South African pension funds are governed by the Pension Funds Act of 1956 as amended.

	Information with respect to the defined benefit fund, which includes benefits for AngloGold Ashanti employees, for the year ended December 31, is set forth in the table below:

		Pension benefits
		2010	2009	2008
		$	$	$
	Change in benefit obligation
	Benefit obligation at January 1,	269	199	257
	Service cost	7	6	6
	Interest cost	25	16	17
	Plan participants’ contributions	2	2	2
	Actuarial loss/(gain)	21	(2)	16
	Benefits paid	(28)	(8)	(24)
	Translation	38	56	(75)
	Benefit obligation at December 31,	334	269	199

	Change in plan assets
	Fair value of plan assets at January 1,	274	188	293
	Actual return on plan assets	40	32	(7)
	Company contributions	8	5	5
	Plan participants’ contributions	2	2	2
	Benefits paid	(28)	(8)	(24)
	Translation	38	55	(81)
	Fair value of plan assets at December 31,	334	274	188

	Funded/(Unfunded) status at end of year	-	5	(11)
	Net amount recognized	-	5	(11)

	Components of net periodic benefit cost
	Service cost	7	6	6
	Interest cost	25	16	17
	Actuarial gains and losses	10	(14)	49
	Expected return on assets	(29)	(20)	(26)
	Net periodic benefit cost	13	(12)	46

	Accumulated benefit obligation at December 31,	290	230	170

	Assumptions
	Weighted-average assumptions used to determine benefit obligations at December 31,
	Discount rate	8.50%	9.25%	7.25%
	Rate of compensation increase	7.25%	7.50%	5.25%

	Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
	Discount rate	8.50%	9.25%	7.25%
	Expected long-term return on plan assets	9.99%	10.63%	9.28%
	Rate of compensation increase(1)	7.25%	7.50%	5.25%
	Pension increase	4.73%	4.95%	3.60%

(1)	Short-term compensation rate increase	7.50%	7.00%	10.00%
	Long-term compensation rate increase	7.25%	7.50%	5.25%

The expected long-term return on plan assets is determined using the after tax return of RSA Government long bond yields as a guide.

	Pension benefits
	2010	2009
	%	%
Plan assets
AngloGold Ashanti’s pension plan asset allocations at December 31, 2010 and 2009, by asset category are as follows:

Asset category
Equity securities	60%	60%
Debt securities	36%	32%
Other	4%	8%
	100%	100%

Fair value of plan assets

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2010 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	150			150
Foreign equity securities	50			50
Domestic fixed interest bonds	95			95
Foreign fixed interest bonds	13			13
Real estate investment trust	4			4
Cash	11			11
Unlisted specialized credit		11		11

Fair value of level 1 plan assets is based on quoted market prices.

Fair value of level 2 plan assets is based on market interest rates (for fixed rate investments) accrued interest and credit risk ratings.

Investment policy

The Trustees have adopted a long-term horizon in formulating the Fund's investment strategy, which is consistent with the term of the Fund's liabilities. The investment strategy aims to provide a reasonable return relative to inflation across a range of market conditions.

The Trustees have adopted different strategic asset allocations for the assets backing pensioner and active member liabilities. The strategic asset allocation defines what proportion of the Fund's assets should be invested in each major asset class. The Trustees have then selected specialist investment managers to manage the assets in each asset class according to specific performance mandates instituted by the Trustees.

The Trustees have also put in place a detailed Statement of Investment Principles that sets out the Fund's overall investment philosophy and strategy.

Fund returns are calculated on a monthly basis, and the performance of the managers and Fund as a whole is formally reviewed by the Fund's Investment Sub-Committee at least every six months.

	2010			2009
	No. of	Percentage of	Fair Value	No. of	Percentage of	Fair Value
	Shares	total assets	$	Shares	total assets	$
Related parties
Investments held in related parties are summarized as follows:

Equity securities
AngloGold Ashanti Limited	119,758	1.8%	6	296,410	4.5%	12

Other investments exceeding 5% of total plan assets
Equities
Sasol Limited	-	-	-	424,680	6.2%	17
SABMiller Plc	-	-	-	759,600	8.0%	22
Bonds
IFM Corporate Bond Unit Trust	267,975,059	12.2%	41	158,630,977	7.3%	20
Allan Gray Orbis Global Equity Fund	243,210	9.0%	30	312,715	13.0%	36
			71			95

Cash flows
$
Contributions
Expected Company contribution to its pension plan in 2011	7

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2011	25
2012	25
2013	25
2014	26
2015	26
2016 – 2020	133

South Africa post-retirement medical benefits

The provision for post-retirement medical funding represents the provision for health care benefits for employees and retired employees and their registered dependants. The post-retirement benefit costs are assessed in accordance with the advice of independent professionally qualified actuaries. The actuarial method used is the projected unit credit funding method. This scheme is unfunded. The last actuarial valuation was performed at December 31, 2010.

Information with respect to the defined benefit liability, which includes post-retirement medical benefits for AngloGold Ashanti South Africa employees, for the year ended December 31, is set forth in the table below:

	Other benefits
	2010	2009	2008
	$	$	$
Change in benefit obligation
Benefit obligation at January 1,	149	115	168
Service cost	1	-	1
Interest cost	13	9	11
Benefits paid	(14)	(10)	(11)
Actuarial loss/(gain)	10	4	(8)
Translation	20	31	(46)
Benefit obligation at December 31,	179	149	115
Unfunded status at end of year	(179)	(149)	(115)
Net amount recognized	(179)	(149)	(115)

Components of net periodic benefit cost
Service cost	1	-	1
Interest cost	13	9	11
Actuarial gains and losses	10	4	(8)
	24	13	4

The assumptions used in calculating the above amounts are:
Discount rate	8.50%	9.25%	7.25%
Expected increase in health care costs	7.60%	7.00%	5.50%

Assumed health care cost trend rates at December 31,
Health care cost trend assumed for next year	7.60%	7.00%	5.50%
Rate to which the cost trend is assumed to decline (ultimate trend rate)	7.60%	7.00%	5.50%

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effect:

	1-percentage point	1-percentage point
	increase	decrease
Effect on total service and interest cost	2	(2)
Effect on post-retirement benefit obligation	22	(19)

Cash flows
$
Contributions
Expected Company contributions to the post-retirement medical plan in 2011	14

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2011	14
2012	16
2013	16
2014	16
2015	16
2016 – 2020	85

Other defined benefit plans

Other defined benefit plans include the Ashanti Retired Staff Pension Plan, the Obuasi Mines Staff Pension Scheme, the Post-retirement medical scheme for Rand Refinery employees, the Retiree Medical Plan for the United States of America employees, the Supplemental Employee Retirement Plan for North America (USA) Inc. employees and the Nuclear Fuels South Africa (NUFCOR) – Retiree Medical Plan for Nufcor South African employees.

Information in respect of other defined benefit plans for the years ended December 31, 2010, 2009 and 2008 have been aggregated in the tables of change in benefit obligations, change in plan assets and components of net periodic benefit cost as follows:

Aggregated information in respect of the other defined benefit plans, for the year ended December 31, is set forth in the table below:

	2010	2009	2008
	$	$	$

Change in benefit obligations
Balance at January 1,	18	17	18
Interest cost	1	-	-
Actuarial loss	5	-	-
Benefits paid	(2)	(1)	(1)
Translation	-	2	-
Balance at December 31,	22	18	17

Change in plan assets
Fair value of plan assets at January 1,	8	6	9
Actual return on plan assets	2	-	(1)
Benefits paid	(1)	-	-
Translation	1	2	(2)
Fair value of plan assets at December 31,	10	8	6

Unfunded status at end of year	(12)	(10)	(11)
Net amount recognized	(12)	(10)	(11)

Components of net periodic benefit cost
Interest cost	1	-	-
Actuarial gains and losses	(1)	-	1
	-	-	1

Accumulated benefit obligation at December 31,	12	10	10

Cash flows
The other retirement defined benefit plans are all closed to new members and current members are either retired or deferred members. The Company does not make a contribution to these plans.

$

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2011	2
2012	2
2013	2
2014	2
2015	2
2016 – 2020	8

Defined contribution funds

The following table sets forth the cost of providing retirement benefits.

	2010	2009	2008
	$	$	$

Australia (Sunrise Dam) (1)	4	4	3
Namibia (Navachab) (2)	1	1	1
Tanzania (Geita) (3)	-	-	-
United States of America (Cripple Creek & Victor) (4)	2	2	2
Argentina and Brazil (AngloGold Ashanti Córrego do Sitío Mineração, Cerro Vanguardia and Serra Grande) (5)	4	1	3
Ghana and Guinea (Iduapriem, Obuasi and Siguiri) (6)	5	4	4
South Africa (Great Noligwa, Kopanang, Moab Khotsong, Mponeng, Savuka and TauTona) (7)	48	41	36
	64	53	49
Contributions to the various retirement schemes are fully expensed during the year.

Contributions are to various approved superannuation funds for the provision of benefits to employees and their dependants on retirement, disability or death. The fund is a multi-industry national fund with defined contribution arrangements. Contribution rates by the operation on behalf of employees varies, with minimum contributions meeting compliance requirements under the Superannuation Guarantee legislation. The contributions by the operation are legally enforceable to the extent required by the Superannuation Guarantee legislation and relevant employment agreements. Contributions in 2008 included Boddington.

Navachab employees are members of a defined contribution provident fund. The fund is administered by the Old Mutual Assurance Company (Namibia) Limited. Both the Company and the employees contribute to this fund

Geita does not have a retirement scheme for employees. Tanzanian nationals contribute to the National Social Security Fund (NSSF) or the Parastatal Provident Fund (PPF), depending on the employee's choice, and the Company also makes a contribution on the employee's behalf to the same fund. On leaving the Company, employees may withdraw their contribution from the fund. From July 2005, the Company has set up a supplemental provident fund which is administered by the PPF with membership available to permanent national employees on a voluntary basis. The Company makes no contribution towards any retirement schemes for contracted expatriate employees. The Company contributes to the NSSF on behalf of expatriate employees. On termination of employment the Company may apply for a refund of contributions from the NSSF.

AngloGold Ashanti USA sponsors a 401(k) savings plan whereby employees may contribute up to 60 percent of their salary, of which up to 5 percent is matched at a rate of 150 percent by AngloGold Ashanti USA.

AngloGold Ashanti Limited operates defined contribution arrangements for their employees in Argentina and Brazil. These arrangements are funded by the operations (basic plan) and operations/employees (optional supplementary plan). A PGBL (Plano Gerador de Beneficio Livre) fund, similar to the American 401 (k) type of plan was started in December 2001. Administered by Bradesco Previdencia e Seguros (which assumes the risk for any eventual actuarial liabilities), this is the only private pension plan sponsored by the Company in Brazil. Employees in Argentina contribute 11 percent of their salaries towards the Argentinean government pension fund. The Company makes a contribution of 17 percent of an employee's salary on behalf of employees to the same fund.

The Company's mines in Ghana and Guinea contribute to provident plans for their employees which are defined contribution plans. The funds are administered by Boards of Trustees and invested mainly in Ghana and Guinea government treasury instruments, fixed term deposits and other investments.

South Africa contributes to various industry-based pension and provident retirement plans which cover substantially all employees and are defined contribution plans. These plans are all funded and the assets of the schemes are held in administrated funds separately from the Company's assets.

Segment and Geographical Information	12 Months Ended
Dec. 31, 2010
Segment and Geographical Information
Segment and Geographical Information

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. During 2010, the Company's Chief Operating Decision Maker, defined as the Executive Management team, changed the basis of segment reporting as a result of a re-alignment of the management reporting structure. Navachab which was previously included with Southern Africa forms part of Continental Africa, and North and South America have been combined into the Americas. Southern Africa (previously South Africa and Navachab) has been renamed to South Africa. The Australasia segment remains unchanged. Where applicable, the corresponding items of segment information for prior periods presented have been restated to reflect this.

Business segment data	Year ended December 31
		2010		2009		2008
		$		$		$
Revenues
Revenues from product sales:
South Africa	875		1,374		986
Continental Africa	1,038		1,242		905
Australasia	206		291		214
Americas	571		692		493
	2,690		3,599		2,598
Less: Equity method investments included above	(331)		(358)		(186)
Plus: Loss on realized non-hedge derivatives included above	2,975		543		1,243
Total revenues from product sales	5,334		3,784		3,655

Depreciation and amortization expense
South Africa	357	281	256
Continental Africa	185	207	251
Australasia	35	38	47
Americas	152	111	107
	729	637	661
Less: Equity method investments included above	(9)	(22)	(46)
Total depreciation and amortization expense	720	615	615

Business segment data	Year ended December 31
	2010	2009	2008
	$	$	$
Segment income/(loss)
South Africa	675	574	480
Continental Africa	493	199	(579)
Australasia	158	(15)	(22)
Americas	508	335	240
Other, including Corporate and Non-gold producing subsidiaries	(179)	(133)	(89)
Total segment income	1,655	960	30

The following are included in segment income/(loss):

Interest revenue
South Africa	27	30	48
Continental Africa	3	3	4
Australasia	2	12	3
Americas	10	8	8
Other, including Corporate and Non-gold producing subsidiaries	1	1	3
Total interest revenue	43	54	66

Interest expense
South Africa	7	4	17
Continental Africa	7	4	1
Australasia	1	2	5
Americas	3	12	10
Other, including Corporate and Non-gold producing subsidiaries	133	101	39
Total interest expense	151	123	72

Equity income/(loss) in associates
South Africa	(1)	(2)	2
Continental Africa	69	102	(139)
Other, including Corporate and Non-gold producing subsidiaries	(28)	(12)	(12)
Total equity income/(loss) in associates	40	88	(149)

Reconciliation of segment income to Net income/(loss) - attributable to AngloGold Ashanti
Segment total	1,655	960	30
Exploration costs	(206)	(150)	(126)
General and administrative expenses	(228)	(158)	(136)
Market development costs	(14)	(10)	(13)
Non-hedge derivative loss	(786)	(1,452)	(258)
Other operating items	-	-	(19)
Taxation (expense)/benefit	(255)	33	(22)
Discontinued operations	-	-	23
Noncontrolling interests	(54)	(48)	(42)
Net income/(loss) - attributable to AngloGold Ashanti	112	(825)	(563)

	Business segment data	Year ended December 31
			2010		2009		2008
			$		$		$

	Segment assets
	South Africa(1)	3,370		3,354		2,497
	Continental Africa(2)	4,093		4,055		3,582
	Australasia(3)	534		496		1,279
	Americas	2,170		2,012		1,717
	Other, including Corporate, and Non-gold producing subsidiaries	221		745		376
	Total segment assets	10,388		10,662		9,451

(1)	Includes the following which have been classified as assets held for sale:

	ISS International Limited	15		-		-
	Rand Refinery Limited	1		1		1
	Tau Lekoa	-		73		-

(2)	Includes an effective 45 percent interest acquired during 2009 in Kibali Goldmines in the Democratic Republic of the Congo.
(3)	Included assets held for sale of Boddington of $781 million in 2008.

Expenditure for additions to long-lived assets
South Africa	430	395	347
Continental Africa	232	196	260
Australasia	40	177	439
Americas	309	257	191
Other, including Corporate and Non-gold producing subsidiaries	4	2	2
	1,015	1,027	1,239
Less: Equity method investments included above	(42)	(8)	(7)
Total expenditure for additions to long-lived assets	973	1,019	1,232

Geographical area data
Total revenues
South Africa	899	1,395	1,041
Continental Africa	1,043	1,243	902
Australasia	208	308	217
Americas	573	691	508
Other, including Corporate and Non-gold producing subsidiaries	37	129	-
	2,760	3,766	2,668
Less: Equity method investments included above	(333)	(355)	(181)
Plus: Loss on realized non-hedge derivatives included above	2,975	543	1,243
Total revenues	5,402	3,954	3,730

	Long-lived assets by area
	South Africa	2,701	2,393	1,832
	Continental Africa(1)	3,437	3,405	2,954
	Australasia	373	342	294
	Americas	1,808	1,678	1,399
	Other, including Corporate and Non-gold producing subsidiaries	72	86	59
	Total long-lived assets	8,391	7,904	6,538

(1)	Includes an effective 45 percent interest acquired during 2009 in Kibali Goldmines in the Democratic Republic of the Congo.

	Business segment data	Year ended December 31
			2010		2009		2008
			$		$		$

	Entity-wide disclosures

	Revenues(1)
	South Africa	2,207		1,665		1,466
	Ghana	566		513		511
	Brazil	599		437

(1)	Material revenues are attributed to countries based on location of production.

	Long-lived assets(2)
	South Africa	2,458		2,176		1,668
	Ghana	1,924		1,887		1,863
	Tanzania					584
	United States of America	719		671
	Brazil	768		689		598

(2)	Material long-lived assets excluding goodwill and other intangibles, financial instruments and deferred taxation assets.

AngloGold Limited Share Incentive Scheme and Plans	12 Months Ended
Dec. 31, 2010
Disclosure Of Compensation Related Costs Share Based Payments [Abstract]
Disclosure Of Compensation Related Costs Share Based Payments [Text Block]

Employee share incentive scheme

At a general meeting held on June 4, 1998, shareholders approved the introduction of the AngloGold Limited Share Incentive Scheme (“Share Incentive Scheme”) for the purpose of providing an incentive to executive directors and senior employees of the Company and its subsidiaries to identify themselves more closely with the fortunes of the Company and also to promote the retention of such employees by giving them an opportunity to acquire shares in the Company. Employees participate in the scheme to the extent that they are granted options and accept them.

At a general meeting held on April 30, 2002, it was approved that the rules of the Share Incentive Scheme be amended to provide for the exercise of options to be based on conditions, related to the performance of the Company, as determined by the directors and which will be objective and specified. An employee would only be able to exercise his options after the date upon which he has received written notification from the directors that the previously specified performance conditions have been fulfilled or waived. The options granted prior to May 1, 2002 remained subject to the conditions under which they were granted. Although there are no automatically convertible unsecured debentures currently in issue under the rules of the Share Incentive Scheme, consequential amendments were approved to the rules of the scheme which effectively made the conversion of debentures subject to the same terms as the exercise of options.

At the annual general meeting held on May 7, 2010, shareholders authorized that 17,000,000 shares may be allocated for the purposes of the scheme. Prior to this authorization, the maximum number of shares attributable to the scheme was 2.75 percent of the total number of ordinary shares in issue at any time. The maximum aggregate number of shares which may be acquired by any one participant in the scheme is 5 percent of the shares attributable to the scheme or 850,000 ordinary shares per employee could be issued in aggregate (2009: 498,080).

Ordinary shares issued in terms of the Share Incentive Scheme shall, subject to the provisions of the Share Incentive Scheme, rank pari passu with issued shares in all respects, including participation in dividends.

Non-executive directors are not eligible for participation in the Share Incentive Scheme.

Total plan employee costs

On December 31, 2010, the Company had six stock based compensation plans which are described below.

Total compensation cost charged against income for these plans were as follows:

	2010	2009	2008
	$	$	$
Compensation cost recognized	59	41	40

At the year end, the unallocated balance of shares subject to the Share Incentive Scheme amounted to 11,398,904 (2009: 5,501,005).

Options

An option may only be granted to an employee to purchase a certain number of shares, specified by the directors, at the option price payable in accordance with the rules of the Share Incentive Scheme.

The Share Incentive Scheme provides for the granting of options based on two separate criteria:

  Time related options

Time related options may be exercised over a five year period from date of grant, and may be exercised in tranches of 20 percent each in years 2, 3 and 4 and 40 percent in year five.

No further options will be granted under this plan which will terminate on February 1, 2012, being the date on which the last options granted under this plan, may be exercised or will expire.

Resulting from the rights offer made to ordinary shareholders, which was finalized during July 2008, additional options were awarded to existing option holders in terms of the anti-dilution provision of the original grant. As the employees did not receive any benefit in excess of the original grant value, no additional compensation cost was recognized. Approximately one option was awarded for every four held at an exercise price of R194.

A summary of time related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2010	28	146
Exercised	(27)	145

Outstanding at December 31, 2010	1	194

Exercisable at December 31, 2010	1	194

	A summary of the salient features of the time related options is presented below:

		2010		2009	2008

	Total intrinsic value of options outstanding at period end (R millions)	-	(1)	5	13
	Intrinsic value of options exercised (R millions)	5		15	15
	Weighted average remaining contractual term (years)	1		1	2

(1)	Less than R1 million.

There was no income statement charge for 2010, 2009 and 2008, as the total compensation cost was expensed up to date of vesting in 2007.

  Performance related options

Performance related options granted vest in full, three years after date of grant, provided that the conditions on which the options were granted, namely related to the performance of the Company (growth in an adjusted earnings per share) as determined by the directors, are met. If the performance conditions are not met at the end of the first three year period, then performance is re-tested each year over the ten year life of the option on a rolling three year basis. Options are normally exercisable, subject to satisfaction of the performance conditions, between three and ten years from date of grant.

The performance related options' compensation expense is fixed at grant date and recorded when it is probable that the performance criteria will be met.

Resulting from the rights offer made to ordinary shareholders, which was finalized during July 2008, additional options were awarded to existing option holders in terms of the anti-dilution provision of the original grant. As the employees did not receive any benefit in excess of the original grant value, no additional compensation cost was recognized. Approximately one option was awarded for every four held at an exercise price of R194.

No further performance related options will be granted and all options granted hereunder will terminate on November 1, 2014, being the date on which the last options granted under these criteria may be exercised or will expire.

A summary of performance related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
		exercise
	Options	price
	(000)	R
Outstanding at January 1, 2010	640	241
Exercised	(244)	240
Forfeited (terminations)	(4)	288

Outstanding at December 31, 2010	392	242

Exercisable at December 31, 2010	392	242

A summary of the salient features of the perfomance related options is presented below:

	2010	2009	2008

Total intrinsic value of options outstanding at period end (R millions)	33	42	18
Intrinsic value of options exercised (R millions)	17	49	3
Weighted average remaining contractual term (years)	3	4	5

All options which have not been exercised within ten years from the date on which they were granted automatically expire.

There was no income statement charge for 2010, 2009 and 2008, as the total compensation cost was expensed up to date of vesting in 2007.

During 2010, a total of 271,162 common shares were issued under the share incentive scheme in terms of time-based and performance awards.

As at December 31, 2010, there was no unrecognized compensation cost related to unvested stock options.

The weighted average of all options outstanding as at December 31, 2010, is as follows:

Range of exercise prices R	Quantity of options within range (000)		Weighted average exercise price R	Weighted average contractual life Years
144 – 211	62		194	2.8
212 – 300	331		251	1.3
	393	(1)	242	1.4

(1)Represents a total of 641 time related options and 391,932 performance related options outstanding.

No options expired during the year ended December 31, 2010.

Since December 31, 2010 to and including April 30, 2011, 24,822 options (granted in respect of time and performance related options) have been exercised.

Bonus Share Plan (“BSP”) and Long-Term Incentive Plan (“LTIP”)

At the annual general meeting held on April 29, 2005, shareholders approved the introduction of the BSP and LTIP and the discontinuation of the previous share incentive scheme. Options granted under the previous share incentive scheme will remain subject to the conditions under which they were originally granted.

Bonus Share Plan (“BSP”)

The BSP is intended to provide effective incentives to eligible employees. An eligible employee is one who devotes substantially the whole of his working time to the business of the Company, any subsidiary of the Company or a company under the control of AngloGold Ashanti. An award in terms of the BSP may be made at any date at the discretion of the board, the only vesting condition being three years' service for awards granted prior to 2008. For all BSP awards granted from 2008, 40 percent will vest after one year and the remaining 60 percent will vest after two years. An additional 20 percent of the original award will be granted to employees if the full award remains unexercised after three years. The board is required to determine a BSP award value and this will be converted to a share amount based on the closing price of the Company shares on the JSE on the last business day prior to the date of grant.

During 2010 a total of 468,327 common shares were issued in terms of the BSP rules.

During 2008, additional BSP awards were made to all scheme participants as a result of the rights offer to ordinary shareholders. The award was made in terms of the anti-dilution provision of the original grant. Employees did not receive any benefit in excess of the original grant value and no additional compensation cost was recognized.

For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2010	2009	2008	2007
Calculated fair value (R per share)	280.90	293.99	267.05	322.00
Vesting date (100%)	-	-	-	January 1, 2010
Vesting date (40%)	February 24, 2011	February 18, 2010	January 1, 2009	-
Vesting date (60%)	February 24, 2012	February 18, 2011	January 1, 2010	-
Vesting date (conditional 20%)	February 24, 2013	February 18, 2012	January 1, 2011	-
Expiry date	February 23, 2020	February 17, 2019	December 31, 2017	December 31, 2016

A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2010	1,296
Granted	812
Exercised	(468)
Forfeited (terminations)	(88)
Outstanding at December 31, 2010	1,552
Exercisable at December 31, 2010	451

BSP awards are issued with no exercise price.

A summary of the salient features of the BSP is presented below:

	2010	2009	2008

Total intrinsic value of awards outstanding at period end (R millions)	508	397	238
Intrinsic value of awards exercised (R millions)	146	75	28
Weighted average remaining contractual term (years)	7	7	8

Long-Term Incentive Plan (“LTIP”)

The LTIP is an equity settled share-based payment arrangement, intended to provide effective incentives for executives to earn shares in the Company based on the achievement of stretched Company performance conditions. Participation in the LTIP will be offered to executive directors, executive officers/management and selected members of senior management. An award in terms of the LTIP may be granted at any date during the year that the board of the Company determine and may even occur more than once a year. The board is required to determine an LTIP award value and this will be converted to a share amount based on the closing price of the Company shares on the JSE on the last business day prior to the date of grant.

The main performance conditions in terms of the LTIP issued in 2007 are:

  up to 40 percent of an award will be determined by the performance of total shareholder returns compared with that of a group of comparative gold-producing companies;
  up to 30 percent of an award will be determined by an adjusted earnings per share compared to a planned adjusted earnings per share over the performance period;
  up to 30 percent of an award will be dependent on the achievement of strategic performance measures which will be set by the Remuneration Committee; and
  three year's service is required.

The main performance conditions in terms of the LTIP issued in 2008, 2009 and 2010 are:

  up to 30 percent of an award will be determined by the performance of total shareholder returns compared with that of a group of comparative gold-producing companies;
  up to 30 percent of an award will be determined by real growth (above US inflation) in adjusted earnings per share over the performance period;
  up to 40 percent of an award will be dependent on the achievement of strategic performance measures which will be set by the Remuneration Committee; and
  three-year's service is required.

During 2010 a total of 84,922 common shares were issued in terms of the LTIP rules.

During 2008, additional LTIP awards were made to all scheme participants as a result of the rights offer to ordinary shareholders. The award was made in terms of the anti-dilution provision of the original grant. Employees did not receive any benefit in excess of the original grant value and no additional compensation cost was recognized.

For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2010	2009	2008	2007
Calculated fair value (Rand per share)	280.90	293.99	267.05	322.00
Vesting date	February 24, 2013	February 18, 2012	January 1, 2011	January 1, 2010
Expiry date	February 23, 2020	February 17, 2019	December 31, 2017	December 31, 2016

A summary of time and performance related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2010	1,264
Granted	632
Exercised	(85)
Forfeited (terminations)	(211)

Outstanding at December 31, 2010	1,600

Exercisable at December 31, 2010	85

LTIP awards are issued with no exercise price.

A summary of the salient features of the LTIP is presented below:

	2010	2009	2008

Total intrinsic value of awards outstanding at period end (R millions)	522	387	250
Intrinsic value of awards exercised (R millions)	26	22	11
Weighted average remaining contractual term (years)	7	7	8

Compensation expense related to BSP and LTIP awards recognized ( $ millions)	45	27	20
As at December 31, the unrecognized compensation cost related to unvested awards of the BSP and LTIP plans amounted to ( $ millions)	23	18	12
Unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately (years)	2	2	2

Employee Share Ownership Plan (“ESOP”)

On December 12, 2006, AngloGold Ashanti announced the finalization of the Bokamoso Employee Share Ownership Plan (Bokamoso ESOP) for employees of the South African operations. The Bokamoso ESOP creates an opportunity for AngloGold Ashanti and the unions to ensure a closer alignment of the interest between South African based employees and the Company. Participation is restricted to those employees not eligible for participation in any other South African share incentive plan.

In order to facilitate these transactions the Company established a trust to acquire and administer the ESOP shares. AngloGold Ashanti allotted and issued free ordinary shares to the trust and also created, allotted and issued E ordinary shares to the trust for the benefit of employees. The Company also undertook an empowerment transaction with a Black Economic Empowerment investment vehicle, Izingwe Holdings (Proprietary) Limited (“Izingwe”) during 2006 and created, allotted and issued E ordinary shares to Izingwe. The key terms of the E ordinary share are:

  AngloGold Ashanti will have the right to cancel the E ordinary shares, or a portion of them, in accordance with the ESOP and Izingwe cancellation formula, respectively;
  the E ordinary shares will not be listed;
  the E ordinary shares which are not cancelled will be converted into ordinary shares; and
  the E ordinary shares will each be entitled to receive a cash dividend equal to one-half of the dividend per ordinary share declared by the Company from time to time and a further one-half is included in the calculation of the strike price calculation.

The award of free ordinary shares to employees

The fair value of each free ordinary share awarded in 2008 was R188 (2007: R306 and 2006: R320). The fair value is equal to the market value at the date-of-grant. Dividends declared and paid to the trust will accrue and be paid to ESOP members, pro rata to the number of shares allocated to them. An equal number of shares vests from 2009, and each subsequent year up to expiry date of November 1, 2013.

A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2010	666
Reallocated	21
Exercised	(231)
Forfeited (terminations)	(21)

Outstanding at December 31, 2010	435

Exercisable at December 31, 2010	-

A summary of the salient features of the award of free ordinary shares under ESOP to employees is presented below:

	2010	2009	2008

Total intrinsic value of awards outstanding at period end (R millions)	142	204	216
Intrinsic value of awards exercised (R millions)	72	58	14
Weighted average remaining contractual term (years)	1	2	3

The Company awarded the right to acquire approximately one AngloGold Ashanti ordinary share for every four free ordinary shares held in the rights offer finalized during July 2008. The benefit to employees was in terms of the anti-dilutive provision of the original grant and no additional compensation cost was recognized.

The award of E ordinary shares to the employees:

The average fair value of the E ordinary shares awarded to employees in 2008 was R13 (2007: R79 and 2006: R105) per share. Dividends declared in respect of the E ordinary shares will firstly be allocated to cover administration expenses of the trust, whereafter it will accrue and be paid to ESOP members, pro rata to the number of shares allocated to them. At each anniversary over a five year period commencing on the third anniversary of the original 2006 award, the Company will cancel the relevant number of E ordinary shares as stipulated by a cancellation formula. Any E ordinary shares remaining in the tranche will be converted to ordinary shares for the benefit of the employees. All unexercised awards will be cancelled on May 1, 2014.

The value of each share granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of subjective assumptions, including the expected term of the option award and stock price volatility. These estimates involve inherent uncertainties and the application of management judgment. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those options expected to vest. As a result, if other assumptions had been used, the Company's recorded compensation expense could have been different from that reported.

The Black-Scholes option-pricing model used the following assumptions, at grant date:

	2008	2007	2006
Risk-free interest rate	7.00%	7.00%	7.00%
Dividend yield	1.39%	2.06%	2.30%
Volatility factor of market share price	35.00%	33.00%	36.00%

A summary of E ordinary shares, awarded to employees, showing movement from the beginning of the year to the end of the year, is presented below:

		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2010	2,395	347
Reallocated	69	361
Forfeited (terminations)	(69)	354
Cancelled	(709)	354

Outstanding at December 31, 2010	1,686	366

Exercisable at December 31, 2010	-	-

	A summary of the salient features of the award of E ordinary shares to employees is presented below:

		2010	2009	2008

	Total intrinsic value of awards outstanding at period end (R millions) (1)	-	-	-
	Intrinsic value of awards exercised (R millions) (2)	-	-	-
	Weighted average remaining contractual term (years)	1	2	3

	Compensation expense related to the ESOP scheme recognized ( $ millions)	12	12	14
	As at December 31, the unrecognized compensation cost related to unvested awards of the ESOP scheme amounted to ( $ millions)	8	16	14
	Unrecognized compensation cost is expected to be recognized over the remaining scheme term of (years)	3	4	5

(1)	The options outstanding at December 31, 2010, 2009 and 2008 had no intrinsic value as the share price at year end was lower than the weighted average exercise price.
(2)	Less than R1 million.

Weighted average exercise price is calculated as the initial grant price of R288 plus interest factor less dividend apportionment. This value will change on a monthly basis.

In addition to the above share scheme expenses relating to the Bokamoso ESOP plan, the Company awarded the right to acquire approximately one AngloGold Ashanti ordinary share for every four E ordinary shares held in the rights offer finalized during July 2008. The benefit to employees was in excess of the anti-dilution provision of the original grant and additional compensation cost was recognized. The fair value at grant date of these rights awarded to Bokamoso was calculated at R76 per right. The income statement charge relating to the rights offer to Bokamoso participants was  $6 million in 2008. As the rights were issued as fully vested, the expense was recorded immediately.

Cash Settled Share Incentive Scheme

Ghana Employee Share Ownership Plan (“Ghana ESOP”)

A memorandum of understanding was signed with the Ghanaian employees on April 28, 2009 to introduce the Ghana ESOP under defined rules.

In terms of the rules of the scheme, every eligible employee is entitled to 20 AngloGold Ashanti Limited share appreciation rights (“phantom shares”), which will be paid out in four equal tranches, commencing May 2009 and ending in May 2012.

The value of the rights are equal to the value of AngloGold Ashanti Limited American Depositary receipts (“ADR's”) as listed on the New York Stock Exchange, converted into Ghanaian Cedis at the prevailing US dollar exchange rate.

The share price on the day of issue as of April 29, 2009 was  $32.15, whilst the share price used in the payment of the first tranche was  $28.46 per share. The share price used in the payment of the second tranche in 2010 was  $39.50 per share.

The award of share appreciation rights to employees

A summary of share appreciation rights showing movement from the beginning of the year to the end of the year, is presented below:
		Number of Rights
		(000)
Outstanding at January 1, 2010		75
Exercised		(25)
Forfeited (terminations)		(1)
Rights outstanding at December 31, 2010		49
Rights exercisable at December 31, 2010		-

	2010	2009
	$	$

Compensation expense related to Ghana ESOP scheme recognized ( $ millions)	2	2

The liability recognized in the consolidated balance sheet in respect of unexercised rights was as follows	2	1

Condensed financial information	12 Months Ended
Dec. 31, 2010
Condensed Financial Information [Abstract]
Condensed Financial Information

AngloGold Ashanti Holdings plc (“IOMco”), a wholly-owned subsidiary of AngloGold Ashanti, has issued debt securities which are fully and unconditionally guaranteed by AngloGold Ashanti Limited (being the “Guarantor”).  Refer to Note 19 and to Note 21.   IOMco is an Isle of Man registered company that holds certain of AngloGold Ashanti's operations and assets located outside South Africa (excluding certain operations and assets in the Americas and Australasia). The following is condensed consolidating financial information for the Company as of December 31, 2010 and 2009 and for the years ended December 31, 2010, 2009 and 2008, with a separate column for each of AngloGold Ashanti Limited as Guarantor, IOMco as Issuer and the other subsidiaries of the Company combined (the “Non-Guarantor Subsidiaries”). For the purposes of the condensed consolidating financial information, the Company carries its investments under the equity method. The following supplemental condensed consolidating financial information should be read in conjunction with the Company's consolidated financial statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	2,348	(2)	3,233	(177)	5,402
Product sales	2,207	-	3,127	-	5,334
Interest, dividends and other	141	(2)	106	(177)	68
Costs and expenses	4,130	1,120	2,818	(3,047)	5,021
Production costs	1,091	-	1,565	-	2,656
Exploration costs	14	12	180	-	206
Related party transactions	(15)	-	-	-	(15)
General and administrative expenses	164	6	44	14	228
Royalties paid	38	-	104	-	142
Market development costs	7	-	7	-	14
Depreciation, depletion and amortization	352	-	368	-	720
Impairment of assets	73	-	18	-	91
Interest expense	7	69	75	-	151
Accretion expense	10	-	12	-	22
Employment severance costs	19	-	4	-	23
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,041	1,033	(16)	(3,061)	(3)
Non-hedge derivative loss, movement on bonds and other commodity contracts	329	-	457	-	786

(Loss)/income before income tax provision	(1,782)	(1,122)	415	2,870	381
Taxation expense	(1)	(1)	(253)	-	(255)
Equity income/(loss) in associates	63	(23)	-	-	40
Equity income/(loss) in subsidiaries	1,907	373	-	(2,280)	-
Income/(loss) from continuing operations	187	(773)	162	590	166
Discontinued operations	-	-	-	-	-
Income/(loss) after discontinued operations	187	(773)	162	590	166
Preferred stock dividends	(75)	-	(76)	151	-
Net income/(loss)	112	(773)	86	741	166
Less: Net income attributable to noncontrolling interests	-	-	(54)	-	(54)

Net income/(loss) attributable to AngloGold Ashanti	112	(773)	32	741	112

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2009	2009	2009	2009	2009
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	1,775	(38)	2,273	(56)	3,954
Product sales	1,665	-	2,119	0	3,784
Interest, dividends and other	110	(38)	154	(56)	170
Costs and expenses	2,073	625	2,777	(623)	4,852
Production costs	862	-	1,367	-	2,229
Exploration costs	6	14	130	-	150
Related party transactions	(18)	-	0	-	(18)
General and administrative expenses/(recoveries)	96	(121)	149	34	158
Royalties paid	-	-	84	-	84
Market development costs	5	-	5	-	10
Depreciation, depletion and amortization	277	-	338	-	615
Impairment of assets	4	-	4	-	8
Interest expense	4	67	52	-	123
Accretion expense	6	-	11	-	17
Employment severance costs	10	-	4	-	14
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	12	665	(10)	(657)	10
Non-hedge derivative loss, movement on bonds and other commodity contracts	809	-	643	-	1,452

(Loss)/income before income tax provision	(298)	(663)	(504)	567	(898)
Taxation benefit/(expense)	112	(2)	(77)	0	33
Equity income/(loss) in associates	98	(10)	0	0	88
Equity (loss)/income in subsidiaries	(673)	(383)	0	1,056	0
(Loss)/income from continuing operations	(761)	(1,058)	(581)	1,623	(777)
Discontinued operations	0	0	0	0	0
(Loss)/income after discontinued operations	(761)	(1,058)	(581)	1,623	(777)
Preferred stock dividends	(64)	0	(65)	129	0
Net (loss)/income	(825)	(1,058)	(646)	1,752	(777)
Less: Net income attributable to noncontrolling interests	-	0	(48)	0	(48)

Net (loss)/income  attributable to AngloGold Ashanti	(825)	(1,058)	(694)	1,752	(825)

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2008	2008	2008	2008	2008
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	1,562	2	2,260	(94)	3,730
Product sales	1,466	-	2,189	-	3,655
Interest, dividends and other	96	2	71	(94)	75
Costs and expenses	1,284	1,697	2,820	(1,698)	4,103
Production costs	796	1	1,362	-	2,159
Exploration costs	5	-	123	(2)	126
Related party transactions	(10)	-	-	-	(10)
General and administrative expenses/(recoveries)	147	78	69	(158)	136
Royalties paid	-	-	78	-	78
Market development costs	7	-	6	-	13
Depreciation, depletion and amortization	253	-	362	-	615
Impairment of assets	16	-	654	-	670
Interest expense	17	39	16	-	72
Accretion expense	9	-	13	-	22
Employment severance costs	9	-	-	-	9
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(31)	1,579	(74)	(1,538)	(64)
Non-hedge derivative loss, movement on bonds and other commodity contracts	66	-	211	-	277

Income/(loss) before income tax provision	278	(1,695)	(560)	1,604	(373)
Taxation (expense)/benefit	(55)	(4)	37	-	(22)
Equity loss in associates	(141)	(8)	-	-	(149)
Equity (loss)/income in subsidiaries	(623)	(623)	-	1,246	-
(Loss)/income from continuing operations	(541)	(2,330)	(523)	2,850	(544)
Discontinued operations	23	-	-	-	23
(Loss)/income after discontinued operations	(518)	(2,330)	(523)	2,850	(521)
Preferred stock dividends	(45)	-	(46)	91	-
Net (loss)/income	(563)	(2,330)	(569)	2,941	(521)
Less: Net income attributable to noncontrolling interests	-	-	(42)	-	(42)

Net (loss)/income  attributable to AngloGold Ashanti	(563)	(2,330)	(611)	2,941	(563)

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating balance sheets
AT DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
ASSETS
Current Assets	1,169	2,265	3,869	(5,306)	1,997
Cash and cash equivalents	152	114	309	-	575
Restricted cash	1	-	9	-	10
Receivables, inter-group balances and other current assets	1,016	2,151	3,551	(5,306)	1,412
Property, plant and equipment, net	2,197	-	3,729	-	5,926
Acquired properties, net	217	-	619	-	836
Goodwill	-	-	197	(17)	180
Other intangibles, net	-	-	17	-	17
Other long-term inventory	-	-	27	-	27
Materials on the leach pad	-	-	331	-	331
Other long-term assets and deferred taxation assets	3,328	736	914	(3,904)	1,074
Total assets	6,911	3,001	9,703	(9,227)	10,388
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,293	1,587	6,116	(7,992)	1,004
Other non-current liabilities	52	-	71	(54)	69
Long-term debt	39	1,044	1,519	-	2,602
Derivatives	-	-	176	-	176
Deferred taxation liabilities	720	-	471	9	1,200
Provision for environmental rehabilitation	176	-	354	-	530
Other accrued liabilities	-	-	38	-	38
Provision for pension and other post-retirement medical benefits	165	-	15	-	180
Commitments and contingencies	-	-	-	-	-
Equity	4,466	370	943	(1,190)	4,589
Stock issued	13	4,587	897	(5,484)	13
Additional paid in capital	8,670	363	219	(582)	8,670
Accumulated deficit	(3,869)	(4,580)	(4,350)	8,930	(3,869)
Accumulated other comprehensive income and reserves	(348)	-	4,055	(4,055)	(348)
Total AngloGold Ashanti stockholders' equity	4,466	370	821	(1,191)	4,466
Noncontrolling interests	-	-	122	1	123

Total liabilities and equity	6,911	3,001	9,703	(9,227)	10,388
The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating balance sheets
AT DECEMBER 31,
(In millions)

	2009	2009	2009	2009	2009
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
ASSETS
Current Assets	1,650	2,558	3,332	(4,782)	2,758
Cash and cash equivalents	231	578	291	-	1,100
Restricted cash	1	-	11	-	12
Receivables, inter-group balances and other current assets	1,418	1,980	3,030	(4,782)	1,646
Property, plant and equipment, net	1,932	-	3,522	-	5,454
Acquired properties, net	205	-	626	-	831
Goodwill	-	-	425	(263)	162
Other intangibles, net	-	-	18	-	18
Derivatives	-	-	5	-	5
Other long-term inventory	-	-	26	-	26
Materials on the leach pad	-	-	324	-	324
Other long-term assets and deferred taxation assets	2,689	31	1,160	(2,796)	1,084
Total assets	6,476	2,589	9,438	(7,841)	10,662
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	2,058	1,824	6,686	(6,093)	4,475
Other non-current liabilities	149	-	84	(70)	163
Long-term debt	34	-	633	-	667
Derivatives	-	-	176	-	176
Deferred taxation liabilities	668	-	492	11	1,171
Provision for environmental rehabilitation	115	-	270	-	385
Other accrued liabilities	-	-	33	-	33
Provision for pension and other post-retirement medical benefits	135	-	12	-	147
Commitments and contingencies	-	-	-	-	-
Equity	3,317	765	1,052	(1,689)	3,445
Stock issued	12	4,859	1,080	(5,939)	12
Additional paid in capital	7,836	363	698	(1,061)	7,836
Accumulated deficit	(3,914)	(4,457)	(3,397)	7,854	(3,914)
Accumulated other comprehensive income and reserves	(617)	-	2,544	(2,544)	(617)
Total AngloGold Ashanti stockholders' equity	3,317	765	925	(1,690)	3,317
Noncontrolling interests	-	-	127	1	128

Total liabilities and equity	6,476	2,589	9,438	(7,841)	10,662
The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	116	(1,129)	2,202	(151)	1,038
Net income/(loss)	112	(773)	86	741	166
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,071	1,033	(21)	(3,061)	22
Depreciation, depletion and amortization	352	-	368	-	720
Impairment of assets	73	-	18	-	91
Deferred taxation	119	-	19	-	138
Cash utilized for hedge book settlements	(993)	-	(1,618)	-	(2,611)
Other non cash items	(1,522)	(1,973)	4,021	2,169	2,695
Net increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	36	-	95	-	131

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	10	580	(590)	-	-
Receivables	(27)	3	(129)	-	(153)
Inventories	(11)	-	(204)	-	(215)
Accounts payable and other current liabilities	(104)	1	157	-	54
Net cash used in investing activities	(943)	(42)	(902)	-	(1,887)
Increase in non-current investments	-	(42)	(116)	-	(158)
Proceeds on disposal of associate	1	-	-	-	1
Net associates loans advanced	(3)	-	-	-	(3)
Additions to property, plant and equipment	(424)	-	(549)	-	(973)
Proceeds on sale of mining assets	60	-	9	-	69
Proceeds on sale of investments	-	-	142	-	142
Cash effects from hedge restructuring	(577)	-	(407)	-	(984)
Net loans receivable advanced	-	-	(6)	-	(6)
Change in restricted cash	-	-	25	-	25
Net cash generated/(used) by financing activities	729	707	(1,357)	151	230
Net changes in short-term debt	126	(1,000)	(285)	-	(1,159)
Issuance of stock	798	310	(310)	-	798
Share issue expenses	(20)	-	-	-	(20)
Net changes in long-term debt	-	1,044	789	-	1,833
Debt issue costs	-	(13)	(26)	-	(39)
Cash effects from hedge restructuring	(49)	-	(1,017)	-	(1,066)
Dividends (paid)/received	(126)	366	(508)	151	(117)

Net decrease in cash and cash equivalents	(98)	(464)	(57)	-	(619)
Effect of exchange rate changes on cash	19	-	86	-	105
Cash and cash equivalents - January 1,	231	578	291	-	1,100
Cash and cash equivalents - December 31,	152	114	320	-	586

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2009	2009	2009	2009	2009
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	326	(481)	727	(129)	443
Net (loss)/income	(825)	(1,058)	(646)	1,752	(777)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	12	665	(2)	(657)	18
Depreciation, depletion and amortization	277	-	338	-	615
Impairment of assets	4	-	4	-	8
Deferred taxation	(141)	-	(58)	-	(199)
Cash utilized for hedge book settlements	-	-	(797)	-	(797)
Other non cash items	946	(1,685)	3,540	(1,224)	1,577
Net (decrease)/increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	(3)	-	22	-	19

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	27	1,571	(1,598)	-	-
Receivables	(5)	(3)	(36)	-	(44)
Inventories	(23)	-	(146)	-	(169)
Accounts payable and other current liabilities	57	29	106	-	192
Net cash (used)/generated in investing activities	(398)	(344)	474	-	(268)
Increase in non-current investments	-	(344)	(99)	-	(443)
Net associates loans advanced	(2)	-	-	-	(2)
Additions to property, plant and equipment	(386)	-	(633)	-	(1,019)
Proceeds on sale of mining assets	-	-	1,142	-	1,142
Proceeds on sale of investments	-	-	81	-	81
Cash effects from hedge restructuring	(11)	-	(7)	-	(18)
Net loans receivable repaid	1	-	-	-	1
Change in restricted cash	-	-	(10)	-	(10)
Net cash generated/(used) by financing activities	103	1,174	(1,103)	129	303
Net changes in short-term debt	-	(764)	(89)	-	(853)
Issuance of stock	306	693	(693)	-	306
Share issue expenses	(11)	-	-	-	(11)
Net changes in long-term debt	-	674	222	-	896
Debt issue costs	-	-	(14)	-	(14)
Cash effects from hedge restructuring	(83)	-	118	-	35
Dividends (paid)/received	(109)	571	(647)	129	(56)

Net increase in cash and cash equivalents	31	349	98	-	478
Effect of exchange rate changes on cash	46	-	1	-	47
Cash and cash equivalents - January 1,	154	229	192	-	575
Cash and cash equivalents - December 31,	231	578	291	-	1,100

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2008	2008	2008	2008	2008
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash (used) in/provided by operating activities	(809)	(927)	1,891	(91)	64
Net (loss)/income	(563)	(2,330)	(569)	2,941	(521)
Reconciled to net cash (used) in/provided by operations:
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(31)	1,579	(74)	(1,538)	(64)
Depreciation, depletion and amortization	253	-	362	-	615
Impairment of assets	16	-	654	-	670
Deferred taxation	40	-	(112)	-	(72)
Cash utilized for hedge book settlements	(517)	-	(596)	-	(1,113)
Other non cash items	(109)	53	2,315	(1,494)	765
Net increase/(decrease) in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	25	-	(1)	-	24

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	10	(212)	202	-	-
Receivables	6	(21)	8	-	(7)
Inventories	(1)	-	(130)	-	(131)
Accounts payable and other current liabilities	63	4	(168)	-	(101)
Net cash (used) in/provided by continuing operations	(808)	(927)	1,891	(91)	65
Net cash used in discontinued operations	(1)	-	-	-	(1)
Net cash used in investing activities	(562)	-	(1,031)	-	(1,593)
Increase in non-current investments	-	-	(93)	-	(93)
Proceeds on disposal of associate	46	-	2	-	48
Additions to property, plant and equipment	(340)	-	(854)	-	(1,194)
Proceeds on sale of mining assets	1	-	38	-	39
Proceed on sale of discontinued assets	10	-	-	-	10
Proceeds on sale of investments	-	-	88	-	88
Cash effects from hedge restructuring	(279)	-	(206)	-	(485)
Change in restricted cash	-	-	(6)	-	(6)
Net cash generated/(used) by financing activities	1,392	1,116	(884)	91	1,715
Net changes in short-term debt	(242)	-	54	-	(188)
Issuance of stock	1,722	1,241	(1,241)	-	1,722
Share issue expenses	(54)	-	-	-	(54)
Net changes in long-term debt	-	(216)	643	-	427
Cash effects from hedge restructuring	47	-	(181)	-	(134)
Dividends (paid)/received	(81)	91	(159)	91	(58)

Net increase/(decrease) in cash and cash equivalents	21	189	(24)	-	186
Effect of exchange rate changes on cash	(55)	-	(33)	-	(88)
Cash and cash equivalents - January 1,	188	40	249	-	477
Cash and cash equivalents - December 31,	154	229	192	-	575

The accompanying notes are an integral part of these Consolidated Financial Statements.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events [Text Block]

SUBSEQUENT EVENTS

Restructuring of ESOP and Economic Empowerment Transaction

On April 14, 2011, AngloGold Ashanti Limited, the National Union of Mineworkers (NUM), Solidarity, The Union (UASA), Izingwe Holdings (Proprietary) Limited and the Bokamoso ESOP Board of Trustees announced the restructuring of the empowerment transactions concluded respectively between the company and the unions, and the company and Izingwe in 2006.

This restructuring was motivated by the fact that share price performance since the onset of the 2008 global financial crisis led to a situation where the first two tranches of E shares (otherwise known to participants as loan shares), which operate essentially as share appreciation rights, vested and lapsed at no additional value to Bokamoso ESOP beneficiaries and Izingwe.

In order to remedy this situation in a manner that would ensure an element of value accruing to participants, though at a reasonable incremental cost to AngloGold Ashanti shareholders, the scheme will be restructured as follows:

All lapsed loan shares that vested without value will be reinstated;

The strike (base) price will be fixed at R320 per share for the Bokamoso ESOP and R330 for Izingwe;

The notional interest charge will fall away;

As previously, 50 percent of any dividends declared will be used to reduce the strike price;

As previously, the remaining 50 percent is paid directly to participants under the empowerment transaction; and

The life span of the scheme will be extended by an additional one year, the last vesting being in 2014, instead of 2013. A minimum payout on vesting of the E shares has been set at R40 each and a maximum payout of R70 each per E Share for Izingwe and R90 each for members of the Bokamoso ESOP (i.e. employees), plus the impact of the 50 percent of dividend flow. While the floor price provides certainty to all beneficiaries of the empowerment transactions, the creation of a ceiling serves to limit the cost to AngloGold Ashanti and its shareholders.

The total incremental accounting cost to the Company of this transaction will be approximately  $18 million.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Depreciation And Amortization [Abstract]
Property Plant And Equipment Policy [Text Block]

Mine development costs, mine plant facilities and other fixed assets

Mine development costs, mine plant facilities and other fixed assets are recorded at cost less accumulated amortization and impairments. Cost includes pre-production expenditure incurred during the development of a mine and the present value of future decommissioning costs.

Capitalized mine development costs include expenditure incurred to develop new orebodies, to define further mineralization in existing orebodies and to expand the capacity of a mine. Where funds have been borrowed specifically to finance a project, the amount of interest capitalized represents the actual borrowing costs incurred.

Depreciation, depletion and amortization of mine development costs are computed principally by the units-of-production method based on estimated proven and probable mineral reserves. Proven and probable mineral reserves reflect estimated quantities of economically recoverable reserves which can be recovered in the future from known mineral deposits.

Mine plant facilities are amortized using the lesser of their useful life or units-of-production method based on estimated proven and probable mineral reserves. Main shafts are depleted using total proven and probable reserves as the shaft will be used over the life of the mine. Other infrastructure costs including ramps, stopes, laterals, etc. and ore reserve development are depleted using proven and probable reserves applicable to that specific area. When an area is vacated and there is no longer an intention to mine due to a change in mine plans, all costs that have not been depleted are written off.

Other fixed assets comprising vehicles and computer equipment, are depreciated by the straight-line method over their estimated useful lives as follows:

  vehicles up to five years; and
  computer equipment up to three years.

Acquired Properties [Text Block]

Acquired properties are carried at amortized cost. Purchased undeveloped mineral interests are acquired mineral rights and are recorded as tangible assets as part of acquired properties. The amount capitalized related to a mineral interest represents its fair value at the time it was acquired, either as an individual asset purchase or as a part of a business combination. “Brownfield” stage mineral interests represent interests in properties that are believed to potentially contain other mineralized material, such as measured, indicated or inferred mineral resources with insufficient drill spacing to qualify as proven and probable mineral reserves, that is in proximity to proven and probable mineral reserves and within an immediate mine structure. “Greenfield” stage mineral interests represent interests in properties that are other mine-related or greenfields exploration potential that are not part of measured or indicated resources and are comprised mainly of material outside of a mine's infrastructure. The Company's mineral rights are enforceable regardless of whether proven and probable mineral reserves have been established. The Company has the ability and intent to renew mineral rights where the existing term is not sufficient to recover all identified and valued proven and probable mineral reserves and/or undeveloped mineral interests.

Brownfield properties are carried at acquired costs until such time as a mineral interest enters the production stage and are amortized using the unit-of-production method based on estimated proven and probable mineral reserves.

Greenfield mineral interests are carried at acquired costs until such time as a mineral interest enters the production stage and are amortized using the unit-of-production method based on estimated proven and probable mineral reserves.

Both Brownfield properties and Greenfield mineral interests are evaluated for impairment as held-for-use assets in accordance with the Company's asset impairment accounting policy. See Note 4.13.

Employee Related Liabilities Current And Noncurrent [Abstract]
Pension And Other Postretirement Plans Pensions Policy [Text Block]

Pension obligations

Group companies operate various pension schemes. The schemes are funded through payments to insurance companies or trustee administered funds, determined by annual actuarial calculations. The Company has both defined benefit and defined contribution plans.

The current service cost in respect of defined benefit plans is recognized as an expense in the current year. Past service costs, experience adjustments, the effect of changes in actuarial assumptions and the effects of plan amendments in respect of existing employees are recognized as an expense or income as and when they arise. This method is applied consistently in each period end to all gains and losses.

The asset/liability recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

The contributions on defined contribution plans are recognized as employee benefit expense when due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Pension And Other Postretirement Plans Nonpension Benefits Policy [Text Block]

Other post-employment benefit obligations

Some group companies provide post-retirement healthcare benefits. The expected costs of these benefits are accrued over the period of employment using an accounting methodology on the same basis as that used for defined benefit pension plans. These obligations are valued annually by independent qualified actuaries. Actuarial gains and losses arising in the plan are recognized as income or expense as and when they arise.

Postemployment Benefit Plans Policy [Text Block]

Termination benefits

The Company recognizes termination benefits when it is demonstrably committed to either: terminating the employment of current employees according to a detailed formal plan; or providing termination benefits as a result of an offer made to encourage voluntary redundancy based on the number of employees expected to accept the offer. Benefits falling due more than twelve months after balance sheet date are discounted to present value.

General Policies [Abstract]
Basis Of Presentation [Text Block]

Basis of presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The Company presents its consolidated financial statements in United States dollars. The functional currency of a significant portion of the group's operations is the South African rand. Other main subsidiaries have functional currencies of US dollars and Australian dollars. The translation of amounts into US dollars is in accordance with the FASB ASC guidance on foreign currency translation.

Use Of Estimates [Text Block]

Use of estimates: The preparation of the financial statements requires the Company's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. The Company regularly reviews estimates and assumptions that affect the annual financial statements, however, actual results could differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions include mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; estimates of recoverable gold and other materials in heap leach pads; asset impairments (including impairments of goodwill, long-lived assets, and investments); write-downs of inventory to net realizable value; post employment, post retirement and other employee benefit liabilities; valuation allowances for deferred taxation assets; reserves for contingencies and litigation; and the fair value and accounting treatment of financial instruments.

New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
Business Combinations And Other Purchase Of Business Transactions Policy [Text Block]

Business Combinations

In December 2010, the FASB issued guidance for business combinations regarding how public entities disclose supplemental pro forma information for business combinations that occur during the current year. Under the amended guidance, a public entity that presents comparative financial statements must disclose the revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the prior annual reporting period. The guidance also requires public entities to provide a description of the nature and amount of any material, nonrecurring pro forma adjustments directly attributable to business combination(s) that are included in the reported pro forma revenue and earnings. The amended guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. The Company is currently assessing the impact of the guidance on the Company's financial statements.

Receivables Policy [Text Block]

Disclosures about the credit quality of financing receivables and the allowance for credit losses

In July 2010, the FASB issued guidance for the disclosure of the allowance for credit losses and financing receivable modifications. The expanded disclosures include roll-forward schedules of the allowance for credit losses and enhanced disclosure of financing receivables that were modified during a reporting period and those that were previously modified and have re-defaulted. The new disclosure requirements are required for interim and annual periods beginning on or after December 15, 2010. The Company is currently assessing the impact of the guidance on the Company's financial statements.

Compensation Related Costs Policy [Text Block]

Compensation - stock compensation

In April 2010, the FASB issued guidance for stock compensation. The amendments clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, such an award should not be classified as a liability if it otherwise qualifies as equity. The guidance also clarifies that disclosures currently required are applicable to a share-based payment award, including the nature and terms of share-based payment arrangements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The amendments will be applied prospectively. A cumulative-effect adjustment will be calculated for all awards outstanding as of the beginning of the fiscal year in which the amendments are initially applied, as if the amendments had been applied consistently since the inception of the award. The cumulative-effect adjustment should be presented separately. The Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements

Fair Value Measurements Policy Updated Guidance [Text Block]

Fair value measurements

In January 2010, the FASB ASC guidance for disclosures about fair value measurements was updated requiring level 3 disclosure details regarding separate information about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. The Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements.

Summary Of Accounting Policies [Abstract]
Consolidation Policy [Text Block]

Consolidation

The consolidated financial information includes the financial statements of the Company and its subsidiaries. Where the Company has a direct or indirect controlling interest in an entity through a subsidiary, the entity is classified as a subsidiary. Interests in incorporated mining joint ventures in which the Company has joint control are accounted for by the equity method.

The financial statements of subsidiaries and the Environmental Trust Fund (a rehabilitation trust under the Company's control) are prepared for the same reporting period as the Company, using the same accounting policies, except for Rand Refinery Limited (a subsidiary of the Company) which reports on a three-month time lag. Adjustments are made to subsidiary financial results for material transactions and events in the intervening period.

Subsidiaries are consolidated from the date on which control is transferred. They are de-consolidated from the date on which control ceases.

All significant intercompany transactions and accounts are eliminated in consolidation.

Equity Method Investments Policy [Text Block]

Investments in equity investees (associates and incorporated joint ventures)

An associate is an entity other than a subsidiary in which the Company has a material long-term interest and in respect of which the Company has the ability to exercise significant influence over operational and financial policies, normally owning between 20 percent and 50 percent of the voting equity.

A joint venture is an entity in which the Company holds a long-term interest and which is jointly controlled by the Company and one or more external joint venture partners under a contractual arrangement that provides for strategic, financial and operating policy decisions relating to the activities requiring unanimous consent.

Investments in associates and incorporated joint ventures are accounted for using the equity method.

Goodwill relating to associates and incorporated joint ventures is included in the carrying value of the Company's investment. The total carrying value of equity accounted investments in associates and incorporated joint ventures, including goodwill, is evaluated for impairment when conditions indicate that a decline in fair value below the carrying amount is other than temporary or at least annually. When an indicated impairment exists, the carrying value of the Company's investment in those entities is written down to its fair value. The Company's share of results of equity accounted investees, that have financial years within three months of the fiscal year-end of the Company, is included in the consolidated financial statements based on the results reported by those investees for their financial years. There were no significant adjustments required to be made in respect of equity accounted investees which have financial years that are different to those of the Company.

Profits realized in connection with transactions between the Company and associated companies are eliminated in proportion to ownership.

Foreign Currency Transactions And Translations Policy [Text Block]

Foreign currency transactions and foreign currency statements

Items included in the financial statements of each of the Company's entities are measured using the currency of the primary economic environment in which the entity operates (the 'functional currency').

Transactions and balances

Transactions in foreign currencies are converted at the rates of exchange ruling at the date of these transactions. Monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange ruling at balance sheet date. Non-monetary items are translated at historic rates. Gains, losses and costs associated with foreign currency transactions are recognized in the income statement in the period to which they relate, except where hedge accounting is applied. These transactions are included in the determination of other income.

Group companies

The results and financial position of all group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

  share capital and premium are translated at historical rates of exchange;
  equity items other than profit attributable to equity shareholders are translated at the closing rate;
  assets and liabilities for each balance sheet presented are translated at the closing rate;
  income and expenses for each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and
  all resulting exchange differences are recognized as a separate component of equity and included within accumulated other comprehensive income.

Exchange differences arising from the translation of the net investment in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are taken to stockholders' equity on consolidation.

When a foreign operation is sold, cumulative exchange differences are recognized in the income statement as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate at each balance sheet date.

Segment Reporting Policy Policy [Text Block]

Segment reporting

A segment is a group of assets and operations engaged in providing products or services that are subject to risks and returns that are different from those of other segments and are reported on a reporting segment basis using the management approach. This approach is based on the way management organizes segments within the Company for making operating decisions and assessing performance. The Chief Operating Decision Maker has determined that the Company operates primarily in the delivery of gold.

Cash And Cash Equivalents Policy [Text Block]

Cash and cash equivalents and restricted cash

Cash and cash equivalents consist of cash balances and highly liquid investments with an original maturity of three months or less. Due to the short maturity of cash equivalents, their carrying amounts approximate their fair value. Restricted cash is reported separately in the consolidated balance sheets. Cash that is restricted as to withdrawal or use for other than current operations is classified as non-current.

Non Marketable Debt Securities Policy [Text Block]

Non-marketable debt securities

Investments in non-marketable debt securities, for which the Company does not control or exercise significant influence, are classified as held to maturity and are subsequently measured at amortized cost. If there is evidence that held to maturity financial assets are impaired the carrying amount is reduced and the loss recognized in the income statement.

Marketable Securities Policy [Text Block]

Marketable equity investments and debt securities

Marketable equity investments and debt securities which are considered available-for-sale, are carried at fair value, and the unrealized gains and losses, net of tax, computed in marking these securities to market are reported within accumulated other comprehensive income in the period in which they arise. These amounts are removed from accumulated other comprehensive income and reported in income when the asset is derecognized or when there is evidence that the asset is impaired in accordance with the FASB ASC guidance on accounting for certain investments in debt and equity securities. AngloGold Ashanti considers several factors in determining other-than-temporary impairment losses: including the current and expected long-term business prospects of the issuer; the length of time and relative magnitude of the price decline and its ability and intent to hold the investment until the price recovers.

Marketable debt securities that are classified as held to maturity are subsequently measured at amortized cost.

Inventory Policy [Text Block]

Inventories

Inventories, including gold in process, gold on hand (doré/bullion), uranium oxide, sulfuric acid, ore stockpiles and supplies, are stated at the lower of cost or market value. Gold in process is valued at the average total production cost at the relevant stage of production as described below. The cost of gold, uranium oxide and sulfuric acid is determined principally by the weighted average cost method using related production costs.

Ore stockpiles are valued at the average moving cost of mining the ore. Supplies are valued at the lower of weighted average cost or market value. Heap leach pad materials are measured on an average total production cost basis.

The cost of inventory is determined using the full absorption costing method. Gold in process and ore stockpile inventory include all costs attributable to the stage of completion. Costs capitalized to inventory include amortization of property, plant and equipment and capitalized mining costs, direct and indirect materials, direct labor, shaft overhead expenses, repairs and maintenance, utilities, metallurgy costs, attributable production taxes and royalties, and directly attributable mine costs. Gold on hand (doré/bullion) includes all gold in process and refining costs. Ore is recorded in inventory when blasted underground, or when placed on surface stockpiles in the case of open-pit operations.

The costs of materials currently contained on the leach pad are reported as a separate line item and classified as either short-term or long-term. Materials on the leach pad are classified as short-term if the Company expects the related gold to be recovered within twelve months. The short-term portion is determined by multiplying the average cost per ounce in inventory by the expected production ounces for the next twelve months. Heap leach pad inventory occurs in two forms: (1) gold recoverable but yet to be dissolved (i.e. gold still in the ore), and (2) gold recoverable from gold dissolved in solution within the leach pad (i.e. pore water). This estimate was used in determining the short-term portion of materials on the leach pad.

Development And Stripping Costs Policy [Text Block]

Development costs and stripping costs

Development costs relating to major programs at existing mines are capitalized. Development costs consist primarily of expenditures to initially establish a mine and to expand the capacity of operating mines.

Post production stripping costs are considered costs of the extracted minerals under a full absorption costing system and recognized as a component of inventory to be recognized in cost of sales in the same period as the revenue from the sale of the inventory. Additionally, capitalization of such costs only occurs to the extent inventory exists at the end of a reporting period.

Costs associated with the opening of a new pit, are capitalized as mine development costs.

Other Mining Costs Policy [Text Block]	Other mining costs Other mining costs including repair and maintenance costs incurred in connection with major maintenance activities are charged to operations as incurred.
Goodwill And Intangible Assets Goodwill Policy [Text Block]

Goodwill

Where an investment in a subsidiary, joint venture or an associate is made, any excess of the purchase price over the fair value of the attributable mineral reserves including value beyond proven and probable, acquired properties and other net assets is recognized as goodwill.

Goodwill relating to subsidiaries is tested for impairment at least annually or when indicators of impairment exist and is carried at cost less accumulated impairment losses. Potential impairment is identified by comparing the fair value of a reporting unit with its carrying amount. The fair value of a reporting unit is determined using an expected present value technique.

Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold. Goodwill is allocated to reporting units for the purpose of impairment testing.

Goodwill relating to incorporated joint ventures and associates is included within the carrying value of the investment in incorporated joint ventures and associates and tested for impairment when indicators exist. See Note 4.2.

The allocation of goodwill to an individual operating mine will result in an eventual goodwill impairment due to the wasting nature of the mine reporting unit. The Company performs its annual impairment review of assigned goodwill during the fourth quarter of each year.

Impairment Or Disposal Of Long Lived Assets Policy [Text Block]

Asset impairment

The Company evaluates its held-for-use long lived assets for impairment when events or changes in circumstances indicate that the related carrying amount may not be recoverable. If the sum of estimated future cash flows on an undiscounted basis is less than the carrying amount of the related asset, including goodwill, if any, an asset impairment is considered to exist. The related impairment loss is measured by comparing estimated future cash flows on a discounted basis to the carrying amount of the asset. Management's estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the group's mining assets. The Company records a reduction of a group of assets to fair value as a charge to earnings if expected future cash flows are less than the carrying amount. The Company estimates fair value by discounting the expected future cash flows using a discount factor that is commensurate with the risks involved, considering the term of the expected cash flows and any asset specific and country risks. In addition, an asset impairment is considered to exist where the fair value less costs to sell of an asset held for sale is below its carrying amount.

Interest Expense Policy [Text Block]

Borrowing costs

Interest on borrowings relating to the financing of major capital projects under construction is capitalized during the construction phase as part of the cost of the project. Such borrowing costs are capitalized over the period during which the asset is being acquired or constructed and borrowings have been incurred. Capitalization ceases when construction is interrupted for an extended period or when the asset is substantially complete. Other borrowing costs are expensed as incurred.

Lease Policy [Text Block]

Leased assets

Assets subject to finance leases are capitalized at the lower of fair value or present value of minimum lease payments with the related lease obligation recognized at the same amount. Capitalized leased assets are depreciated over the shorter of their estimated useful lives and the lease term. Finance lease payments are allocated using the effective interest rate method, between the lease finance cost, which is included in finance costs, and the capital repayment, which reduces the liability to the lessor.

Operating lease rentals are charged against operating profits in a systematic manner related to the period the assets concerned will be used.

Provision Policy [Text Block]

Provisions

Provisions are recognized when the Company has a present obligation, whether legal or constructive, as a result of a past event for which it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the present value of management's best estimate of the expenditure required to settle the present obligation at the balance sheet date. The discount rate used to determine the present value reflects current market assessments of the time value of money and the risks specific to the liability.

Income Tax Policy [Text Block]

Taxation

Current and deferred taxation is recognized as income or expense and included in the profit or loss for the period, except to the extent that the tax arises from a transaction or event which is recognized, in the same or a different period directly in equity; or a business combination that is an acquisition. See Note 4.22.

Current taxation is measured on taxable income at the applicable enacted statutory rates.

The Company's operation involves dealing with uncertainties and judgments in the application of complex tax regulations in multiple jurisdictions. The final taxes paid are dependent upon many factors, including negotiations with taxing authorities and resolution of disputes arising from federal, state, and international tax audits. A tax position is recognized in the financial statements when it is 'more-likely-than-not' that the tax position will be sustained upon examination by the relevant taxing authority based on the technical merits. The Company recognizes tax liabilities for anticipated tax audit issues in tax jurisdictions based on its estimate of whether, and the extent to which, additional taxes will be due. The Company recognizes interest and penalties, if any, in the income statement as part of income tax expense.

Asset Retirement Obligations And Environmental Cost Policy Text Block

Asset retirement obligations and rehabilitation costs

The Company accounts for asset retirement obligations (“AROs”) in accordance with the FASB ASC guidance on accounting for asset retirement obligations.

AROs also referred to as decommissioning costs, arise from the acquisition, development, construction and operation of mining property, plant and equipment, due to government controls and regulations that protect the environment on the closure and reclamation of mining properties. The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred. When the liability is initially recorded, the cost is capitalized by increasing the carrying amount of the related long-lived asset. Over time, the liability is increased to reflect an interest element (accretion) considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Where the obligation arises from activities that are operational in nature and does not give rise to future economic benefit, the capitalized cost is amortized in the period incurred. Upon settlement of the liability, a gain or loss will be recorded if the actual cost incurred is different from the liability recorded.

Rehabilitation costs and related liabilities are based on the Company's interpretation of current environmental and regulatory requirements.

Based on current environmental regulations and known rehabilitation requirements, management has included its best estimate of these obligations in its rehabilitation accrual. However, it is reasonably possible that the Company's estimates of its ultimate rehabilitation liabilities could change as a result of changes in regulations or cost estimates.

Environmental liabilities other than rehabilitation costs which relate to liabilities from specific events are accrued when they are known, probable and reasonably estimable.

Revenue Recognition Sales Of Goods [Text Block]

Product sales

Revenue from product sales is recognized when:

  persuasive evidence of an arrangement exists;
  delivery has occurred or services have been rendered;
  the seller's price to the buyer is fixed or determinable; and
  collectability is reasonably assured.

The sales price, net of any taxes, is fixed on either the terms of gold sales contracts or the gold spot price.

Financial Instruments Policy [Text Block]

Financial instruments

Financial instruments recognized on the balance sheet include investments, loans receivable, trade and other receivables, cash and cash equivalents, borrowings, derivatives, and trade and other payables. Financial instruments are initially measured at cost, including transaction costs, when the Company becomes a party to the contractual arrangements. Subsequent measurement of derivative instruments is dealt with below.

Derivatives Policy [Text Block]

Derivatives

The Company accounts for derivative contracts in accordance with the FASB ASC guidance on accounting for derivative instruments and hedging activities, which requires all contracts that meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Gains or losses arising from remeasuring derivatives to fair value at each reporting period are accounted for either in the income statement or in accumulated other comprehensive income, depending on the use and designation of the derivative and whether it qualifies for hedge accounting. The key criterion which must be met in order to qualify for hedge accounting, is that the derivative must be highly effective in offsetting the change in the fair value or cash flows of the hedged item.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from capitalized expenditure and the sale of production into the spot market, and are classified as cash flow hedges. Where a derivative qualifies as the hedging instrument in a cash flow hedge, changes in fair value of the hedging instruments, to the extent effective, are deferred in accumulated other comprehensive income and reclassified to earnings as product sales or as an adjustment to depreciation expense pertaining to capital expenditure, when the hedged transaction occurs. The ineffective portion of changes in fair value of the cash flow hedging instruments is reported in earnings as gains or losses on non-hedge derivatives in the period in which they occur.

All other contracts not meeting the criteria for the normal purchases and sales exemption or hedge accounting are recorded at their fair market value, with changes in value at each reporting period recorded in earnings as gains or losses on non-hedge derivatives.

Cash flows from derivative instruments accounted for as cash flow hedges and non-hedge derivatives are included in net cash provided by operating activities in the statements of consolidated cash flows. Contracts that contain 'off-market' terms that result in the inflow of cash at inception are analogous to borrowing activities and, as such, are treated as financing activities. All current and future cash flows associated with such instruments are classified as financing activities within the consolidated cash flow statement. Contracts that contain 'off-market' terms that result in the outflow of cash at inception are analogous to lending activities and, as such, are treated as investing activities. All current and future cash flows associated with such instruments are classified within the investing activities of the consolidated statement of cash flows.

The estimated fair values of derivatives are determined at discrete points in time based on relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Certain derivative instruments are designated as hedges of foreign currency denominated borrowings and investments in foreign entities. This designation is reviewed at least quarterly, or as borrowing and investment levels change. The hedge amounts (to the extent effective) are recorded as an offset to the translation gains/losses being hedged.

Deferred Taxation Policy [Text Block]

Deferred taxation

The Company follows the liability method of accounting for deferred taxation whereby the Company recognizes the tax consequences of temporary differences by applying enacted tax rates applicable to future years to differences between financial statement amounts and the tax bases of certain assets and liabilities. Changes in deferred taxation assets and liabilities include the impact of any tax rate changes enacted during the year. Principal temporary differences arise from depreciation on property, plant and equipment, derivatives, provisions and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred taxation assets if it is more likely than not that such assets will not be realized.

Dividends Policy [Text Block]

Dividends paid

Dividends are recognized when declared by the board of directors. Dividends may be payable in Australian dollars, South African rands, United Kingdom pounds or Ghanaian cedis. Dividends declared to foreign stockholders are not subject to approval by the South African Reserve Bank in terms of South African foreign exchange control regulations. Dividends are freely transferable to foreign stockholders from both trading and non-trading profits earned in South Africa by publicly listed companies. Under South African law, the Company may declare and pay dividends from any reserves included in total shareholders' equity (including share capital and premium) calculated in accordance with International Financial Reporting Standards (IFRS), subject to its solvency and liquidity.

Earnings Per Share Policy [Text Block]

Earnings per share

Earnings and diluted earnings per share have been calculated, for each class of common stock outstanding, in accordance with the FASB ASC guidance on earnings per share, using the two class method which requires that basic net income (loss) per share is computed using the weighted average number of shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of Ordinary shares and, if dilutive, potential common shares outstanding during the period. The computation of the diluted income (loss) per share of Ordinary shares assumes the conversion of E Ordinary shares.

The rights, including the liquidation, voting and dividend rights, of holders of Ordinary shares and E Ordinary shares are identical. As a result, the undistributed earnings for each year are allocated based on the contractual participation rights of the Ordinary and E Ordinary shares as if the earnings for the year had been distributed. As only 50 percent of dividends are paid to E ordinary share holders in cash (the remaining 50 percent reduces the exercise price of the E ordinary shares), the undistributed earnings are allocated between E ordinary shares and ordinary shares based on this proportionate basis. Further, as the Company assumes the conversion of E Ordinary shares in the computation of the diluted net income (loss) per share of Ordinary shares, the undistributed earnings are equal to net income (loss) for the computation.

Exploration And Evaluation Costs Policy [Text Block]

Exploration and evaluation costs

The Company expenses all exploration costs until the directors conclude that a future economic benefit is more likely than not of being realized. In evaluating if expenditures meet this criterion to be capitalized, the directors utilize several different sources of information depending on the level of exploration. While the criteria for concluding that expenditure should be capitalized is always probable, the information that the directors use to make that determination depends on the level of exploration.

  Costs on greenfields sites, being those where the Company does not have any mineral deposits which are already being mined or developed, are expensed as incurred until the directors are able to demonstrate that future economic benefits are probable, which generally will be the establishment of proven and probable reserves at this location.

  Costs on brownfields sites, being those adjacent to mineral deposits which are already being mined or developed, are expensed as incurred until the directors are able to demonstrate that future economic benefits are probable, which generally will be the establishment of increased proven and probable reserves after which the expenditure is capitalized as a mine development cost.

  Costs relating to extensions of mineral deposits, which are already being mined or developed, including expenditure on the definition of mineralization of such mineral deposits, are capitalized as mine development costs.

Costs relating to property acquisitions are capitalized within development costs.

Drilling and related costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit that contain proven and probable reserves are recorded as exploration expenditures and are expensed as incurred.

Drilling and related costs incurred to define and delineate a residual mineral deposit that has not been classified as proven and probable reserves at a development stage or production stage mine are capitalized when management determines that there is sufficient evidence that the expenditure will result in a future economic benefit to the Company in the accounting period when the expenditure is made. Management evaluates whether or not there is sufficient geologic and economic certainty of being able to convert a residual mineral deposit into a proven and probable reserve at a development stage or production stage mine, based on the known geologic and metallurgy, existing mining and processing facilities, operating permits and environmental programs. Therefore prior to capitalizing such costs, management determines that the following conditions have been met:

a.       There is a probable future benefit;

b.       AngloGold Ashanti can obtain the benefit and control access to it; and

c.       The transaction or event giving rise to it has already occurred.

The Company understands that there is diversity in practice within the mining industry, in that some companies expense the drilling and related costs incurred to define and delineate residual mineral deposits that have not been classified as proven and probable reserves at a development stage or production stage mine. Had AngloGold Ashanti expensed such costs as incurred, net income, earnings per share and retained earnings would have been lower by approximately the following amounts:

Share Based Compensation Option And Incentive Plans Policy [Text Block]

Stock-based compensation plans

The Company's management awards certain employees stock options on a discretionary basis.

The fair value of the stock-based payments is calculated at grant date using an appropriate model. For equity settled stock-based payments, the fair value is determined using a Black-Scholes method and expensed on a straight-line basis over the vesting period based on the group's estimate of shares that will eventually vest.

Option schemes which include non-market vesting conditions have been calculated using the Black-Scholes model. For all other stock-based payments to employees the fair value is determined by reference to the market value of the underlying stock at grant date adjusted for the effects of the relevant terms and conditions.

For schemes with non-market related vesting conditions, the likelihood of vesting has been taken into account when determining the income statement charge. Vesting assumptions are reviewed during each reporting period.

Stock options are subject to a three year vesting condition and their fair value is recognized as an employee benefit expense with a corresponding increase in Additional paid in capital over the vesting period. The proceeds received, net of any directly attributable transaction costs are credited to Common stock and Additional paid in capital when the options are exercised.

Acquisitions and Disposals of Businesses and Assets (Tables)	12 Months Ended
Dec. 31, 2008
Significant Acquisitions And Disposals [Abstract]
Schedule Of Business Acquisitions By Acquisition [Text Block]

Fair value of acquisition of business
2008
Golden Cycle
acquisition
$
Property, plant and equipment	93
Goodwill	18
Current assets	7
Net value of assets acquired	118
Purchase price paid	(118)
- Issuance of common stock	(118)
Gross value	(118)
Share issue expenses	-

Summary of Significant Accounting Policies (Tables)	Dec. 31, 2010
Exploration And Evaluation Costs [Abstract]
Exploration And Evaluation Costs Alternative Effects [Text Block]
	2010	2009	2008
Net income ( $ millions)	27	16	10
Earnings per share (1)(cents)	7	4	3

Retained income - January 1 ( $ millions)	86	70	60
Retained income - December 31 ( $ millions)	113	86	70

(1) Impact per basic and diluted earnings per common share.

Employee Severance Costs (Tables)	12 Months Ended
Dec. 31, 2010
Restructuring Charges [Abstract]
Schedule Of Restructuring And Related Costs [Text Block]
Employment severance costs
	2010	2009	2008
	$	$	$
South Africa	19	10	9
Continental Africa	1	3	-
Americas	3	1	-
	23	14	9

Employee severance costs were due to retrenchments reflecting downsizing and rationalization of operations resulting in a planned reduction in workforce.

Interest Expense (Tables)	12 Months Ended
Dec. 31, 2010
Interest Expense [Abstract]
Interest Expense [Text Block]

	Interest expense
		2010	2009	2008
		$	$	$
	Finance costs on rated bonds	38	-	-
	Finance costs on convertible bonds (1)	22	18	7
	Finance costs on mandatory convertible bonds	13	-	-
	Finance costs on bank loans and overdrafts	19	55	47
	Finance costs on corporate bond	-	-	18
	Unwinding of discount on convertible bonds	27	18	20
	Amortization of deferred loan fees	20	31	2
	Capital lease charges	5	3	3
	Discounting of non-current trade and other debtors	6	6	1
	Other	1	5	4
		151	136	102
	Less : Amounts capitalized (2)	-	(13)	(30)
		151	123	72

(1)	The $1.0 billion 2.375 percent convertible bond (issued February 27, 2004) was repaid on February 27, 2009. On May 22, 2009, AngloGold Ashanti Holdings Finance plc, a wholly-owned subsidiary of the Company, issued $732.5 million 3.5 percent guaranteed convertible bonds due May 2014, convertible into ADSs and guaranteed by AngloGold Ashanti Limited. Refer to Note 19.

(2)	Interest capitalized on qualifying assets. Refer to Note 13.

Impairment of Assets (Tables)	12 Months Ended
Dec. 31, 2010
Tangible Asset Impairment Charges [Abstract]
Details Of Impairment Of Long Lived Assets Held And Used By Asset [Text Block]

	Impairment of assets
	Impairments are made up as follows:
		2010	2009	2008
		$	$	$
	South Africa
	Below 120 level at TauTona(1)	47	-	16
	Impairment and write-off of Savuka(2)	16	-	-
	Impairment of Tau Lekoa(3)	8	4	-
	Continental Africa
	Impairment of Iduapriem obsolete tailings storage facility(4)	8	-	-
	Impairment of Geita mining assets(5)	5	-	299
	Impairment of goodwill held in Geita mine(5)	-	-	181
	Impairment and write-off of tailings treatment plant at Obuasi mine(6)	3	-	-
	Impairment and write-off of oxide treatment plant at Obuasi mine(7)	-	4	-
	Impairment of goodwill held in Obuasi mine(8)	-	-	104
	Impairment of abandoned shaft infrastructure and reserve power plant at Obuasi mine(9)	-	-	15
	Impairment of reserve power plant at Iduapriem mine(9)	-	-	3
	Impairment of goodwill held in Iduapriem mine(10)	-	-	14
	Impairment of exploration assets in the DRC(11)	-	-	29
	Impairment of obsolete heap leach plant infrastructure at Siguiri mine	-	-	7
	Americas
	Write-off of mining assets at Serra Grande	3	-	-
	Other
	Impairment and write-off of various minor tangible assets and equipment	1	-	2
		91	8	670

(1)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, a portion of the below 120 level development has been abandoned and will not generate future cash flows.
(2)	Due to a change in the mine plan, the Savuka assets have been abandoned and will not generate future cash flows.
(3)	Following the classification of Tau Lekoa as held for sale in 2009, impairment testing was performed on the held for sale asset. As the estimated fair value less costs to sell did not support the carrying value, an impairment was recorded for held for sale assets. The sale of Tau Lekoa was concluded effective August 1, 2010. Refer to Note 17.
(4)	The use of the tailings storage facility was discontinued.
(5)	Impairment of mining assets in 2010 represents the write-off of vehicles and heavy mining equipment at Geita. In 2008, the annual impairment testing for goodwill was performed for Geita mine and it was determined that its goodwill was fully impaired. The impairment testing for mining assets was performed and the estimated fair value of the mining assets did not support the carrying values and as a result, an impairment of mining assets was recorded. The impairment at Geita mine was due to a combination of factors such as the lower forward gold curve price, higher discount rates and a change in the mine plan revised mainly due to a reduction in reserves resulting from resource model changes, grade factors and an increase in the cost of extraction.
(6)	Due to safety related concerns the use of the tailings treatment plant was discontinued.
(7)	Due to damage suffered by the leach tanks of the treatment plant its use was discontinued in 2009.
(8)	In 2008, the annual impairment testing for goodwill was performed for Obuasi mine and it was determined that its goodwill was fully impaired. The goodwill impairment was the result of factors such as the lower forward gold curve price, higher discount rates and a revised mine plan which incorporated changes in the cost of extraction due to the higher power costs experienced in Ghana.
(9)	The reserve power plant had been placed on care and maintenance during 2008 and was handed over to the Volta Regional Authority in 2009. Both Obuasi mine and Iduapriem mine contributions to the capital cost of the reserve power plant were impaired as the mines would not derive further economic benefit.
(10)	In 2008, the annual impairment testing for goodwill was performed for Iduapriem mine and it was determined that its goodwill was fully impaired. The goodwill impairment was the result of factors such as the lower forward gold curve price, higher discount rates and a revised mine plan which incorporated changes in the cost of extraction due to the higher power costs experienced in Ghana.
(11)	In terms of the volatile political situation in the DRC in 2008, commercial exploitation appeared unlikely and the mineral right value was impaired.

The following estimates and assumptions were used by management when reviewing goodwill and long-lived assets for impairment:

—	the gold price assumption represented management’s best estimate of the future price of gold. In arriving at the estimated long-term gold price, management considered all available market information including current prices, historical averages, and forward pricing curves. The long-term gold price is based on a range of economic and market conditions that will exist over the remaining useful life of the assets; (1)
—	proven and probable ore reserves as well as value beyond proven and probable reserves estimates. For these purposes proven and probable ore reserves of approximately 71.2 million ounces (including joint ventures) as at December 31, 2010 were determined;
—	the real pre-tax discount rate is commensurate with the risks involved which is consistent with the basis used in 2009. The risk factors considered were country risk as well as asset risk for cash flows relating to mines that are not yet in production and deep level mining projects. The country risk factor was based on the Company’s internal assessment of country risk relative to the issues experienced in the countries in which it operates and explores;
—	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency; and
—	cash flows used in impairment calculations were based on life of mine plans.

Estimates and assumptions used by management included the following:

		2010	2009	2008
		$ per ounce	$ per ounce	$ per ounce
(1)	Long-term real gold price	1,113	906	817

The real pre-tax discount rates applied in the 2010 impairment calculations on reporting units with significant assigned goodwill were as follows:

Percentage
Australasia
Sunrise Dam	11.1%
Americas
Cripple Creek	6.5%

The real pre-tax discount rates applied in the 2008 impairment calculations to determine reporting unit's fair value were as follows:

Discount rate
Continental Africa
Geita	11.5%
Obuasi	9.0%
Iduapriem	8.8%

Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2010
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation Disclosure [Text Block]
	Environmental rehabilitation obligations
	Long-term environmental obligations comprising decommissioning and restoration are based on the Company’s environmental management plans, in compliance with the current environmental and regulatory requirements.

		$
	The following is a reconciliation of the total liabilities for asset retirement obligations:

	Balance as at December 31, 2009	385
	Additions to liabilities	26
	Liabilities settled	(6)
	Accretion expense	22
	Change in assumptions	76	(1)
	Other movements	2
	Translation	25
	Balance as at December 31, 2010	530

(1)	Revisions relate to changes in laws and regulations governing the protection of the environment and factors relating to rehabilitation estimates, cost escalations and a change in the quantities of material in reserves and a corresponding change in the life of mine plan. These liabilities are anticipated to unwind beyond the end of the life of mine.

These liabilities mainly relate to obligations at the Company’s active and inactive mines to perform reclamation and remediation activities in order to meet applicable existing environmental laws and regulations.

Certain amounts have been contributed to a rehabilitation trust and environmental protection bond under the Company's control. The monies in the trust and bond are invested primarily in interest bearing debt securities and cash and are included in Other long-term assets in the Company’s consolidated balance sheet. Cash balances held in the trust and bond are classified as restricted cash in the Company’s consolidated balance sheets. As at December 31, the carrying amounts and estimated fair values of balances held in the trust and bond were as follows:

	December 31, 2010		December 31, 2009

	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$

Securities	117	118	69	69
Cash	32	32	53	53
	149	150	122	122

Operating Lease Charges and Rental Expenses (Tables)	12 Months Ended
Dec. 31, 2010
Operating Leases Rent Expense [Abstract]
Rental expense
Rental expense(1)
	2010	2009	2008
	$	$	$

Comprising of:
Minimum rentals	23	33	30

(1)Included in production costs for each period presented.

Future minimum rental payments are:
2011	18
2012	7
2013	1
2014	1
Thereafter	-
	27

Profit on Sale of Assets Realization of Loans Indirect Tax and Other (Tables)	12 Months Ended
Dec. 31, 2010
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other
	(Profit)/loss on sale of assets, realization of loans, indirect taxes and other
		2010	2009	2008
		$	$	$
	Mandatory convertible bonds underwriting and professional fees	26	-	-
	Loss on disposal of land, equipment and assets, mineral rights and exploration properties(1)	19	13	2
	Indirect tax expenses and legal claims(2)	17	29	(18)
	Impairment of other receivables	9	7	-
	Loss on sale of Tau Lekoa Gold mine(3)	7	-	-
	Impairment of investments(4)	2	12	6
	Mining contractor termination costs	1	-	1
	Profit on disposal of investments(5)	(52)	-	-
	Net insurance claim recovery(6)	(19)	(7)	-
	Royalties received(7)	(8)	-	-
	(Recovery)/loss on consignment inventory	(5)	12	-
	Profit on disposal of joint venture interest in Boddington Gold mine in Australia(8)	-	(56)	-
	Profit on disposal of certain exploration interests in Colombia to B2Gold Corporation	-	-	(33)
	Certain royalty and production related payment interests in the United States of America sold to Royal Gold Inc.	-	-	(14)
	Deferred income on sale of La Rescatada exploration interest recognized in Peru	-	-	(8)
	Recovery of exploration costs previously expensed in South Africa and Peru	-	-	(4)
	Contributions by other members to Nufcor Uranium Trust situated in South Africa	-	-	(3)
	Profit on disposal of the Company’s equity interest held in Nufcor International Limited	-	-	(2)
	Costs relating to the issue of rights granted to E ordinary shareholders	-	-	9
		(3)	10	(64)

(1)	Refers to the disposal and derecognition of land, equipment and assets, mineral rights and exploration properties in South Africa, Continental Africa and the Americas.

(2)	Indirect taxes and legal claims are in respect of:
	South Africa	1
	Tanzania	6	25	(15)
	Guinea	10	7	(3)
	Brazil		(3)

(3)	The sale of Tau Lekoa Gold mine was concluded effective August 1, 2010. Refer to Note 17.

(4)	Impairment of investments include the following (refer to Note 16):
	Corvus Gold Incorporated (United States of America)	2
	B2Gold Corporation shares (Colombia)		12
	Red 5 Limited shares (Australia)			4
	Dynasty Gold Corporation shares (China)			2

(5)	Profit on disposal of investments include:
	B2Gold Corporation (Colombia)	(45)
	Red 5 Limited (Australia)	(7)

(6)	Includes business interruption insurance following a seismic event which resulted in the suspension of operations at Savuka Gold mine (in South Africa) during 2009. The Company has recovered $46 million to date from its insurers. Amounts received included:
	Business interruption recoveries	(19)	(11)
	Reimbursement of costs (included in Production costs)	(16)

(7)	Royalties received are mainly from Newmont Mining Corporation in connection with the 2009 sale of the joint venture interest in Boddington Gold mine and Simmers & Jack Mines Limited in connection with the 2010 sale of Tau Lekoa Gold mine.

(8)	Included $31 million foreign exchange transaction loss.

Non Hedge Derivative Loss (Tables)	12 Months Ended
Dec. 31, 2010
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated As Hedging Instruments [Text Block]
Non-hedge derivative loss and movement on bonds

Non-hedge derivative loss
	2010	2009	2008
	$	$	$
Loss on non-hedge derivatives	703	1,452	258

Hedge Items Accelerated [Text Block]
Effects of the accelerated hedge settlements

	2010	2009	2008
	$	$	$
Accelerated hedge settlement of non-hedge derivatives	2,698	797	1,088
Previously designated NPSE contracts	405	580	-
Other non-hedge derivative contracts	2,293	217	1,088

Reclassification Hedge Items [Text Block]

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	2010	2009
	$	$
Liability at beginning of period	556	-
Non-hedge derivative losses recognized in respect of NPSE re-designation	-	543
Fair value movements (recorded in non-hedge derivative loss)	131	143
Realized settlements	(687)	(130)
Liability as at December 31	-	556

Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Text Block]
Movement on bonds
	2010	2009	2008
	$	$	$
Fair value loss on mandatory convertible bonds	83	-	-

Other Operating Items (Tables)	12 Months Ended
Dec. 31, 2010
Operating Income Loss Abstract
Other operating items
Other operating items
	2010	2009	2008
	$	$	$
Comprising of:
Realized loss on other commodity contracts	-	-	32
Provision reversed on loss on future deliveries of other commodities	-	-	(5)
Unrealized gain on other commodity physical borrowings	-	-	(8)
	-	-	19

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Purchases (By)/From Amounts Owed To/(By)Equity Accounted Joint Ventures And Associates [Text Block]
	December 31, 2010		December 31, 2009		December 31, 2008
	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party
(in millions)	$	$	$	$	$
Purchases of goods and services (by)/from equity accounted joint ventures and associates
Margaret Water Company	3	-	1	-	1
Societe d'Exploitation des Mines d'Or de Sadiola S.A.	(8)	(2)	(10)	(3)	(5)
Societe d'Exploitation des Mines d'Or de Yatela S.A.	(3)	-	(3)	-	(1)
Societe des Mines de Morila S.A.	(8)	(1)	(6)	(1)	(5)
Trans-Siberian Gold plc	1	-	-	(1)	-
	(15)	(3)	(18)	(5)	(10)

Loans Due By Equity Accounted Joint Ventures And Associates [Text Block]
	Amounts owed to/due by joint venture and associate related parties arising from purchases of goods and services are unsecured and non-interest bearing.

	As at December 31, 2010 and 2009, there are no outstanding balances arising from purchases of goods and services owed to related parties.

	Loans due by equity accounted joint ventures and associates included in Other long-term assets

		2010	2009
		$	$
	AGA-Polymetal Strategic Alliance (joint venture) (1)	-	3
	Oro Group (Proprietary) Limited (2)	2	2
	AuruMar (Proprietary) Limited (joint venture) (3)	5	2
	Orpheo (Proprietary) Limited (3)	1	1

(1)	The loan was written off during 2010. The write-off is included in equity income in associates.
(2)	The loan bears interest at a rate determined by the Oro Group (Proprietary) Limited’s board of directors and is repayable at their discretion.
(3)	Loans are unsecured, interest free and there are no fixed terms of repayment.

	There are no allowances for credit losses relating to the loans described above. Credit quality of loans is monitored on an ongoing basis.

	As at December 31, 2010 and 2009, there are no outstanding balances arising from loans owed to related parties.

Income Tax (Tables)	12 Months Ended
Dec. 31, 2010
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Components Of Income Tax Expense Benefit Continuing Operations [Text Block]

		2010	2009	2008
		$	$	$
Income/(loss) from continuing operations before income tax and equity income in associates was derived from the following jurisdictions:
	South Africa	203	(340)	251
	Continental Africa	391	(249)	(714)
	Australasia	(149)	(147)	(69)
	Americas	282	(19)	200
	Other, including Corporate and Non-gold producing subsidiaries(1)	(346)	(143)	(41)
		381	(898)	(373)
(1)	The increase in the loss is due to fair value movements on the mandatory convertible bonds and finance charges on the mandatory convertible and rated bonds as well as exploration expenses.

Benefit/(charge) for income taxes attributable to continuing operations is as follows:

Current:
	South Africa(1)	106	(36)	(20)
	Continental Africa(2)	(81)	(38)	(32)
	Australasia(3)	(36)	(34)	3
	Americas(4)	(106)	(54)	(34)
	Other	-	(4)	(11)
Total current		(117)	(166)	(94)

(1)	The tax benefit in 2010 is mainly related to tax benefits on losses relating to the early hedge settlement and tax benefits relating to prior years. The increase in the tax charge in 2009 is mainly due to higher income as a result of the higher gold price. The lower tax charge in 2008 is mainly related to the tax benefit on losses relating to the settlement of non-hedge derivative contracts.

(2)	The increase in the tax charge in 2010 is mainly related to higher earnings at Siguiri and Iduapriem from an improved gold price as well as lower capital expenditure.

(3)	The increase in the tax charge in 2010 is due to higher taxable earnings from an improved gold price. The increase in the tax charge in 2009 is mainly due to capital gains tax on the sale of the Boddington Gold Mine. In 2008, Sunrise Dam’s taxable income reduced considerably following the completion of the mining in the megapit during the year.

(4)	The increase in the tax charge mainly relates to higher earnings in line with the improved gold price and higher production.

Mining tax on mining income in South Africa is determined according to a formula which adjusts the tax rate in accordance with the ratio of profit to revenue from operations. This formula also allows an initial portion of mining income to be free of tax. Non-mining income is taxed at a standard rate.

Deferred:
South Africa(1)	(119)	141	(40)
Continental Africa(2)	(19)	27	122
Australasia(3)	(1)	49	(4)
Americas	(1)	(18)	(16)
Other	2	-	10
Total deferred	(138)	199	72

Total income and mining tax (expense)/benefit	(255)	33	(22)

(1) The increase in the tax charge in 2010 related mainly to the reversal of deferred tax on unrealized non-hedge derivative losses. The increase in deferred tax credits in 2009 is mainly due to unrealized non-hedge derivative losses arising from an improved gold price and the remaining NPSE contracts being re-designated as non-hedge derivatives and recorded on the balance sheet, following the hedge buy-back in July 2009.

(2) The increase in the tax charge is mainly due to the tax benefits at Geita in 2009 not recurring in 2010. The 2008 deferred tax benefit was due to the continuing net increase in the capital allowances at Obuasi as a result of the high capital expenditure and the benefit relating to the impairment of mining assets at Geita.

(3) The deferred tax benefit in 2009 relates to the reversal of timing differences on the sale of Boddington.

Estimated deferred taxation rates in South Africa reflect the future anticipated taxation rates at the time temporary differences reverse.

During 2010, 2009 and 2008, deferred taxation in South Africa was provided at the future anticipated taxation rates ranging as follows:

	2010	2009	2008
Maximum anticipated deferred taxation rate	38%	39%	38%
Minimum anticipated deferred taxation rate	35%	36%	36%

Unutilized tax losses
Unutilized tax losses as at December 31, 2010, 2009 and 2008 amounted to:
	2010	2009	2008
	$	$	$
Unutilized tax losses (1)	1,200	1,032	841

(1) Increase in unutilized operating loss carryforwards over 2009 are mainly due to losses from the early hedge settlement in 2010, offset partially by a reduction at Cripple Creek & Victor gold mine.

The classification of deferred taxation assets is based on the related asset or liability creating the deferred taxation. Deferred taxes not related to a specific asset or liability are classified based on the estimated period of reversal. As at December 31, the Company's losses in South Africa, on which deferred tax had been provided at the anticipated tax rate to be utilized are noted as follows:

	2010	2009
South Africa
Losses ( $ millions)	508	4

Deferred tax at the anticipated tax rate to be utilized (percent)	33	37

Deferred Taxation Rate Change Effect [Text Block]
The effect of the change in estimated deferred taxation rate in South Africa on the results for 2010, 2009 and 2008 were as follows:

	Year ended December 31
	2010			2009			2008
	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)	Impact	Per basic and diluted common share	(a)(b)
	$	cents		$	cents		$	cents
Net (benefit)/expense	(8)	(2)		(21)	(6)		4	1

(a)							Per basic and diluted ordinary and E ordinary shares.
(b)							The calculation of diluted earnings per common share did not assume the effect of the following number of shares as their effects are anti-dilutive.

					2010		2009	2008
Issuable upon the exercise of convertible bonds					33,524,615		15,384,615	15,384,615
Issuable upon the exercise of stock incentive options							1,234,858	872,373

Summary Of Tax Credit Carryforwards [Text Block]

Unutilized operating loss carryforwards remaining to be used against future profits can be split into the following periods:
	Within one year	716
[1]	Within one and two years	125
	Within two and five years	120
	In excess of five years	239
		1,200

Schedule Of Effective Income Tax Rate Reconciliation Table [Text Block]

Reconciliation between corporate income tax and statutory income tax is as follows:
	2010	2009	2008
	$	$	$
Corporate income tax at statutory rates	133	(314)	(131)
Formula variation in mining taxation rate	-	(21)	(1)
Disallowable expenditure(1)	83	292	47
Effect of income tax rates of other countries	46	38	118
Impact of change in estimated deferred taxation rate	(8)	(21)	4
Other	1	(7)	(15)

Total income and mining tax expense/(benefit)	255	(33)	22

(1)	Disallowable expenditure includes the impact of hedge losses in non-taxable jurisdictions and share expense costs. In 2009, the losses on the hedge settlements were mainly in non-tax effective entities.

Schedule Of Deferred Tax Assets And Liabilities Table [Text Block]
Deferred taxation liabilities and assets on the balance sheet as at December 31, 2010 and 2009, relate to the following:
	2010 $	2009 $

Deferred tax liabilities:
Depreciation, depletion and amortization	1,555	1,471
Product inventory not taxed	15	15
Unrealized non-hedge derivatives	1	8
Other	34	4
Total	1,605	1,498
Deferred tax assets:
Provisions, including rehabilitation accruals	(363)	(175)
Derivatives	(1)	(14)
Unrealized non-hedge derivatives	-	(415)
Other	(5)	(6)
Tax loss carry forwards	(364)	(298)
Total	(733)	(908)
Less: Valuation allowances	125	194
Total	(608)	(714)

Disclosed as follows:
Long-term portion deferred taxation assets	1	62
Short-term portion deferred taxation assets	214	333

Long-term portion deferred taxation liabilities	1,200	1,171
Short-term portion classified as other current liabilities. Refer to Note 18.	12	8

Unremitted Earnings In Foreign Investment [Text Block]
Unremitted earnings of foreign subsidiaries and foreign incorporated joint ventures

Dividends from incorporated joint ventures may be remitted to the Company without being subject to income or withholding taxes. No provision is made for the income tax effect that may arise on the remittance of unremitted earnings by certain foreign subsidiaries. It is management’s intention that these earnings will be permanently re-invested into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. In the event that the Company repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Company has determined that it is impractical to estimate the amount of the deferred tax liability on such unremitted earnings. The amounts of these unremitted earnings are as follows:

	2010	2009
	$	$
Unremitted earnings as at December 31	1,519	624

Summary Of Valuation Allowance [Text Block]
Analysis of valuation allowances

The movement in valuation allowances for the three years in the period ended December 31, is summarized as follows:

	Balance at beginning of period $	Movement $	Balance at end of period $
Year ended December 31, 2010
- Valuation allowance	194	(69)	125
Year ended December 31, 2009
- Valuation allowance	226	(32)	194
Year ended December 31, 2008
- Valuation allowance	98	128	226

Summary Of Income Tax Contingencies [Text Block]
Uncertain tax positions

A reconciliation of the beginning and ending amount of unrecognized tax benefits, recorded as a liability in other non-current liabilities (refer to Note 18), is as follows:

		2010	2009
		$	$

Balance at January 1,		149	106
Additions for tax positions of prior years		8	14
Reductions for tax position of prior years		(113)	-
Translation		8	29
Balance at December 31, (1)		52	149

(1)	Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the years ended and as at December 31, interest recognized and interest accrued amounted to:

	2010	2009	2008
	$	$	$

Interest recognized	2	9	6
Interest accrued as at December 31	8	53	34

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Income Loss From Discontinued Operations Net Of Tax Including Portion Attributable To Noncontrolling Interest [Abstract]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures [Text Block]

	2008
	$	(cents)(1)(3)	(cents)(2)(3)
Revenue	-	-	-

Costs, expenses and recoveries	1	-	-

Gain on disposal	27	8	5

Pre-tax profit	28	8	5

Taxation expense	(5)	(1)	(1)

Net profit attributable to discontinued operations	23	7	4

(1)	Per basic and diluted ordinary shares.
(2)	Per basic and diluted E ordinary shares.
(3)	Basic and diluted earnings per common share.

The calculation of diluted earnings per common share did not assume the effect of the following number of shares as their effects are anti-dilutive.

			2008

Issuable upon the exercise of convertible bonds			15,384,615
Issuable upon the exercise of stock incentive options			872,373

The calculation of diluted earnings per common share for 2008 did not assume the effect of conversion of E Ordinary shares as the Company recorded a loss from continuing operations during this period.

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Schedule Of Earnings Per Share Basic By Common Class [Abstract]
Schedule Of Earnings Per Share Basic By Common Class Text Block
		2010	2009	2008
		$	$	$
The following table sets forth the computation of basic and diluted income/(loss) per share (in millions, except per share data):
	Numerator	112	(825)	(586)
	Net income/(loss) - attributable to AngloGold Ashanti
	Income/(loss) from continuing operations
	Discontinued operations	-	-	23
	Net income/(loss)	112	(825)	(563)
	Less Dividends:
	Ordinary shares	67	45	41
	E Ordinary shares	-	-	-
	Undistributed income/(losses)	45	(870)	(604)

	Ordinary shares undistributed income/(losses)	45	(865)	(600)
	E Ordinary shares undistributed losses	-	(5)	(4)
	Total undistributed income/(losses)	45	(870)	(604)

	Denominator for basic income/(loss) per ordinary share
	Ordinary shares	367,664,700	356,563,773	312,610,124
	Fully vested options(1)	1,023,459	791,353	547,460
	Weighted average number of ordinary shares	368,688,159	357,355,126	313,157,584

	Effect of dilutive potential ordinary shares
	Dilutive potential of stock incentive options(2)	1,569,606	-	-
	Dilutive potential of convertible bonds(3)	-	-	-
	Dilutive potential of E Ordinary shares(4)	-	-	-
	Denominator for diluted income/(loss) per share – adjusted weighted average number of ordinary shares and assumed conversions	370,257,765	357,355,126	313,157,584

	Weighted average number of E Ordinary shares used in calculation of basic and diluted income/(loss) per E Ordinary share	3,182,662	3,873,169	4,046,364

	Income/(loss) per share attributable to AngloGold Ashanti common stockholders (cents)
	From continuing operations
	Ordinary shares	30	(230)	(186)
	E Ordinary shares	15	(115)	(93)
	Ordinary shares – diluted	30	(230)	(186)
	E Ordinary shares – diluted	15	(115)	(93)
	Discontinued operations
	Ordinary shares	-	-	7
	E Ordinary shares	-	-	4
	Ordinary shares – diluted	-	-	7
	E Ordinary shares – diluted	-	-	4
	Net income/(loss)
	Ordinary shares	30	(230)	(179)
	E Ordinary shares	15	(115)	(89)
	Ordinary shares – diluted	30	(230)	(179)
	E Ordinary shares – diluted	15	(115)	(89)

(1)	Compensation awards are included in the calculation of basic income/(loss) per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

	The calculation of diluted income/(loss) per common share did not assume the effect of the following number of shares as their effects are anti-dilutive:

(2)	Issuable upon the exercise of stock incentive options		1,234,858	872,373
(3)	Issuable upon the exercise of convertible bonds	33,524,615	15,384,615	15,384,615
(4)	The calculation of diluted loss per common share for 2009 and 2008 did not assume the effect of conversion of E Ordinary shares as the Company recorded a loss from continuing operations during these periods.

Inventories (Tables)	12 Months Ended
Dec. 31, 2010
Inventory Current And Non Current Net [Abstract]
Inventory Current [Text Block]
	2010	2009
	$	$

Short-term:

Metals in process	184	115
Gold on hand (doré/bullion)	77	75
Ore stockpiles	324	227
Uranium oxide and sulfuric acid	43	34
Supplies	255	252
	883	703
Less: Heap leach inventory(1)	(91)	(40)
	792	663
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Inventory Noncurrent [Text Block]
Long-term:

Metals in process		331	324
Ore stockpiles		27	25
Supplies		-	1
		358	350
Less: Heap leach inventory(1)		(331)	(324)
		27	26
(1)	Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

The aggregate write-down of inventory to reduce the carrying value to net realizable value for the years ended December 31 were as follows:

	2010	2009	2008
	$	$	$

Inventory write-downs (included in production costs)	21	48	60

Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2010
Property Plant And Equipment Net By Type [Abstract]
Property Plant And Equipment [Text Block]

	2010	2009
	$	$

Mine development	6,590	5,604
Buildings and mine infrastructure	3,263	2,957
Mineral rights and other	1,045	1,053
Assets under construction(1)	502	251
Land	37	30
	11,437	9,895
Accumulated depreciation, depletion and amortization	(5,511)	(4,441)
Net book value December 31,	5,926	5,454

(1) Interest capitalized during the year (See Note 5) amounted to:	-	13

Net book value of mining assets encumbered by capital leases (See Note 19)	48	50

Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill Text Block

Goodwill
The carrying amount of goodwill by reporting unit as of December 31, 2010 and 2009 and changes in the carrying amount of goodwill are summarized as follows:

	Americas	Australasia	Continental Africa	Total
	$	$	$	$

Balance at January 1, 2009	18	103	11	132
Translation	-	30	-	30
Balance at December 31, 2009	18	133	11	162
Translation	-	18	-	18
Balance at December 31, 2010	18	151	11	180

Net carrying amount of goodwill as at December 31, 2010 and 2009 is reconciled as follows:

- Gross carrying amount	18	151	310	479
- Accumulated impairment losses	-	-	(299)	(299)
Net carrying amount as at December 31, 2010	18	151	11	180

- Gross carrying amount	18	133	310	461
- Accumulated impairment losses	-	-	(299)	(299)
Net carrying amount as at December 31, 2009	18	133	11	162

Intangible Assets Disclosure Text Block

Other intangibles, net
		2010	2009
		$	$

Royalty rate concession agreement(1)
Gross carrying value		30	29
Accumulated amortization		(13)	(11)
		17	18

(1) The government of Ghana agreed to a concession on royalty payments at a fixed rate of 3 percent per year for a period of fifteen years from 2004.

The royalty rate concession is amortized on a straight line basis with nil residual value. The amortization expense included in the consolidated statements of income were as follows:

	2010	2009	2008
	$	$	$

Amortization expense	2	2	2

Based on carrying value at December 31, 2010, the estimated aggregate amortization expense for each of the next five years is as follows:

2011	2
2012	2
2013	2
2014	2
2015	2

Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2010
Other Assets Noncurrent [Abstract]
Summary Investment Holdings [Text Block]
	2010	2009
	$	$

Investments in associates - unlisted	7	6
Investments in associates - listed	3	2
Investments in equity accounted joint ventures	601	659
Carrying value of equity method investments	611	667

Investment in marketable equity securities – available for sale	124	111
Investment in marketable debt securities – held to maturity	13	10
Investment in non-marketable assets – held to maturity	2	2
Cost method investment	9	4
Investment in non-marketable debt securities – held to maturity	89	48
Restricted cash	33	53
Other non-current assets	192	127
	1,073	1,022

Investments In And Advances To Affiliates [Text Block]

	Investments in associates
			December 31,	December 31,
			2010	2009
			percentage held	percentage held
	Unlisted
	South Africa
	Oro Group (Proprietary) Limited(1)		25.00	25.00
	Margaret Water Company		33.33	33.33
	Orpheo (Proprietary) Limited(1)		50.00	33.33
	Wonder Wise Holdings Limited(2)		-	25.00

	Listed
	Other
	Trans-Siberian Gold plc(1)(3)(4)		30.70	29.74

		2010	2009	2008
		$	$	$

(1)	Results are included for the twelve months ended September 30, 2010, adjusted for material transactions.
(2)	Investment disposed of during 2010.
(3)	Market value of the Company's investment in Trans-Siberian Gold plc as at December 31	33	12	5
(4)	Impairment losses recorded during the years ended December 31	-	-	8

Equity Method Investments [Text Block]

	Investments in equity accounted joint ventures
	The Company holds the following interests in incorporated mining joint ventures, of which the significant financial operating policies are, by contractual arrangement, jointly controlled:
		December 31,	December 31,
		2010	2009
		percentage held	percentage held
	South Africa
	AuruMar (Proprietary) Limited	50.00	50.00
	Continental Africa
	Sadiola	41.00	41.00
	Morila	40.00	40.00
	Yatela	40.00	40.00
	Kibali Goldmines s.p.r.l.	45.00	45.00
	Other
	AGA - Polymetal Strategic Alliance(1)	50.00	50.00

(1)	Results are included for the twelve months ended September 30, 2010, adjusted for material transactions. The AGA-Polymetal Strategic Alliance consists of the AGA-Polymetal Strategic Alliance Management Company, Amikan Holdings Limited ("Amikan"), AS APK Holdings Limited, Imizoloto Holdings Limited and Yeniseiskaya Holdings Limited.

Available For Sale Securities [Text Block]

	2010	2009
	$	$

Investment in marketable equity securities – available for sale
Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	35	39
Gross unrealized gains	89	72
Gross unrealized losses	-	-
Fair value (net carrying value)	124	111

Other-than-temporary impairments recognized (1)	2	12
See "Note 5 - Costs and expenses: (Profit)/loss on sale of assets, realization of loans, indirect taxes and other" for additional information. In addition to these investments, the Company holds various equities as strategic investments in gold exploration companies. Three of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

Gain Loss On Investments [Text Block]

	The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

		Less than 12 months	More than 12 months	Total
		$	$	$
	2010
	Aggregate fair value of investments with unrealized losses	4	-	4
	Aggregate unrealized losses	-	-	-

	2009 (2)
	Aggregate fair value of investments with unrealized losses	-	-	-
	Aggregate unrealized losses	-	-	-

		2010	2009	2008
		$	$	$

(1)	Impairments relating to available for sale investments in marketable equity securities recorded during the years ending December 31, included:
	Corvus Gold Incorporated shares (United States of America)	2	-	-
	B2Gold Corporation shares (Colombia)	-	12	-
	Red 5 Limited shares (Australia)	-	-	4
	Dynasty Gold Corporation shares (China)	-	-	2
	The impairments resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

(2)	In aggregate, the fair value of strategic investments in an unrealized loss position, as well as the aggregate unrealized losses amount to less than $1 million, respectively.

Equity Method Investment Summarized Financial Information [Text Block]
Equity accounted joint ventures
Summarized financial statements of the joint ventures which have been equity accounted are as follows (100 percent shown):

	2010	2009	2008
	$	$	$
Statements of income for the period
Sales and other income	823	880	464
Costs and expenses	(528)	(508)	(726)
Taxation	(126)	(120)	(97)
Net income/(loss)	169	252	(359)

Balance sheets at December 31,
Non-current assets	1,205	1,166
Current assets	550	523
	1,755	1,689
Long-term liabilities	(126)	(111)
Loans from shareholders	(4)	(5)
Current liabilities	(260)	(169)
Net assets	1,365	1,404

Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2010
Assets And Liabilities Held For Sale Current [Abstract]
Assets And Liabilities Held For Sale Current [Text Block]
	2010	2009
	$	$

As at December 31, 2010 and 2009 the carrying amounts of major classes of assets and liabilities classified as held for sale included:

Cash and cash equivalents	11	-
Trade and other receivables	2	-
Inventories	1	3
Property, plant and equipment	2	70
Acquired properties	-	1
Trade and other payables	(3)	(3)
Provision for environmental rehabilitation	-	(6)
Net assets	13	65

Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Other Current Liabilities [Abstract]
Other Liabilities Current [Text Block]
Current

Deferred income	10	13
Deferred taxation. Refer to Note 7.	12	8
Pension and other post-retirement medical benefits. Refer to Note 26.	14	14
Accrual for power	42	18
Other (including accrued liabilities)	75	67
	153	120

Other Liabilities, Non-Current [Abstract]
Other Liabilities Noncurrent [Text Block]
Non-current

Deferred income	7	5
Taxation. Refer to Note 7.	52	149
Other creditors	10	9
	69	163

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Debt Tables [Abstract]
Schedule Of Unsecured Debt Instruments [Text Block]
	2010	2009
	$	$

Unsecured

Debt carried at fair value

Mandatory convertible bonds - issued September 2010(1)	874	-
Quarterly coupon of 6 percent per annum. The bonds are convertible into ADS's in September 2013 and are US dollar-based. The bonds are convertible into a variable number of shares as set forth in the indenture.

Accrued interest included in short-term debt	(2)	-
Long-term debt at fair value	872	-

Debt carried at amortized cost

Rated bonds - issued April 2010(2)	1,006	-
The rated bonds have two components, $700 million 10-year bonds and $300 million 30-year bonds. Semi-annual coupons of 5.375 percent per annum on $700 million 10-year bonds and 6.5 percent per annum on $300 million 30-year bonds. The $700 million 10-year bonds are repayable in April 2020 and the $300 million 30-year bonds are repayable in April 2040. The bonds are US dollar-based.

Syndicated loan facility ( $1.0 billion)(3)	50	-
Interest charged at LIBOR plus 1.75 percent per annum. The loan is repayable in April 2014 and is US dollar-based.

Syndicated loan facility ( $1.15 billion)(4)	-	1,025
Interest charged at LIBOR plus 0.4 percent per annum. Loan was repaid in June 2010 and was US dollar-based.

3.5 % Convertible bonds(5)	633	609
Semi-annual coupon of 3.5 percent per annum. The bonds are convertible, at the holders’ option, into ADSs up to May 2014 and are US dollar-based. The bonds are convertible at an initial conversion price of $47.6126 per ADS.

FirstRand Bank Limited loan facility (R1.5 billion)	107	-
Interest charged at JIBAR plus 0.95 percent per annum. Loan is repayable in May 2011 and is ZAR-based.

2009 Term Facility(6)	-	252
Interest charged at a margin of 4.25 percent per annum over the higher of the applicable LIBOR and the lenders' cost of funds (subject to a cap of LIBOR plus 1.25 percent per annum). Loan was repaid in May 2010 and was US dollar-based.

Grupo Santander Brasil	5	8
Interest charged at LIBOR plus 1.45 percent per annum. Loan is repayable in quarterly installments terminating in September 2011 and is US dollar-based.

Grupo Santander Brasil	4	6
Interest charged at 6 percent per annum. Loans are repayable in monthly installments terminating in November 2013 and April 2014 and are Brazilian real-based.

Schedule Of Secured Debt Instruments [Text Block]
	2010	2009
	$	$

Secured
Capital leases
Turbine Square Two (Proprietary) Limited(7)	39	35
The leases are capitalized at an implied interest rate of 9.8 percent per annum. Lease payments are due in monthly installments terminating in March 2022 and are ZAR-based. The buildings financed are used as security for these loans. Refer to Note 13.

Caterpillar Financial Services Corporation(7)	13	16
Interest charged at an average rate of 5.46 percent per annum. Loans are repayable in monthly installments terminating in January 2015 and are US dollar-based. The equipment financed is used as security for these loans. Refer to Note 13.

Mazuma Capital Corporation(7)	4	7
Interest charged at an average rate of 5.6 percent per annum. Loans are repayable in monthly installments terminating in November 2012 and are US dollar-based. The equipment financed is used as security for these loans. Refer to Note 13.

CSI Latina Arrendamento Mercantil S.A.(7)	2	1
Interest charged at a rate of 3.3 percent per annum. Loans are repayable in monthly installments terminating in June 2013 and are Brazilian real-based. The equipment financed is used as security for these loans. Refer to Note 13.

Total debt at amortized cost	1,863	1,959
Current maturities included in short-term debt	(133)	(1,292)
Long-term debt at amortized cost	1,730	667

Certain long-term debt facilities are subject to debt covenant arrangements for which no breaches have occurred.

Schedule Of Maturities Of Long Term Debt Table [Text Block]

Scheduled minimum total debt maturities are:
2011	135
2012	8
2013	877
2014	685
2015	2
Thereafter	1,030
2,737

Schedule Of Debt Instruments Currencies [Text Block]
The currencies in which the borrowings are denominated are as follows:
United States dollars	2,585	1,917
South African rands	146	35
Brazilian real	6	7
	2,737	1,959

Schedule Of Undrawn Debt Instruments [Text Block]
	2010	2009
	$	$

Undrawn borrowing facilities as at December 31 are as follows:
Syndicated loan facility ( $1.0 billion) - US dollar	950	-
Syndicated loan facility ( $1.15 billion) - US dollar	-	125
Standard Chartered PLC (2009 Revolving Credit Facility) - US dollar	-	250
FirstRand Bank Limited - US dollar	50	50
Absa Bank Limited - US dollar	42	42
Nedbank Limited - US dollar	-	2
FirstRand Bank Limited - rands	139	30
Standard Bank of South Africa Limited - rands	28	25
Nedbank Limited - rands	18	14
Absa Bank Limited - rands	5	4
	1,232	542

Schedule Of Rated Bonds Debt [Text Block]
		2010	2009
		$	$

(2)	Rated bonds
	Senior unsecured fixed rate bonds	1,000	-
	Less: Unamortized discount	(6)	-
	Add: Accrued interest	12	-
		1,006	-

	On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Schedule Of Line Of Credit Facilities [Text Block]
(3)	Syndicated loan facility ( $1.0 billion)
	Drawn down	50	-
	Add: Accrued interest	-	-
		50	-

On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four year revolving credit facility with a syndicate of lenders to replace the existing $1.15 billion syndicated facility. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four year term. A commitment fee of 0.70 percent is payable quarterly in arrears on the undrawn portion of the facility.

(4)	Syndicated loan facility ( $1.15 billion)
	Drawn down	-	1,025
		-	1,025
	In December 2007, the Company entered into a three year $1.15 billion unsecured syndicated borrowing facility, at a margin of 0.4 percent over LIBOR. On April 20, 2010, the Company entered into a $1.0 billion four year revolving credit facility to replace the $1.15 billion syndicated loan facility. During the second quarter of 2010, the Company applied proceeds from the rated bonds issued in April 2010, to repay the $1.15 billion syndicated facility.

	During the year ended December 31, 2010, the Company drew down and repaid the following amounts:
	Amount drawn down under the $1.15 billion facility	35
	Amount repaid under the $1.15 billion facility	1,060

Schedule Of Convertible Debt [Text Block]
		2010	2009
		$	$

(5)	3.5% Convertible bonds
	Senior unsecured fixed rate bonds	630	607
	Add: Accrued interest	3	2
		633	609

	The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

	The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

	Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion.

	The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

	The associated derivative liability (which has been accounted for separately) are summarized as follows:

	Convertible bond derivative liability

	Balance at beginning of period	175	142
	Fair value movements on conversion features of convertible bonds	1	33
	Balance at end of period	176	175

Schedule Of Term Facilities [Text Block]

(6)	2009 Term Facility
	Drawn down	-	250
	Add: Accrued interest	-	2
		-	252

Capital Leases In Financial Statements Of Lessee Disclosure Text Block

(7)	Capital leases

	Capital leases are for specific periods, with terms of renewal but no purchase options. Renewals are at the discretion of the entity that holds the lease.

	Property, plant and equipment, allocated to Buildings and mine infrastructure, includes the following assets under capital leases:

		2010		2009
		Cost	Accumulated depreciation	Cost	Accumulated depreciation
		$	$	$	$

	Turbine Square Two (Proprietary) Limited	37	9	33	6
	Caterpillar Financial Services Corporation	15	2	16	-
	Mazuma Capital Corporation	8	2	7	1
	CSI Latina Arrendamento Mercantil S.A.	3	2	2	1
		63	15	58	8

	Amortization charges relating to capital leases are included in Depreciation, depletion and amortization expense.

Future minimum lease payments under all the above capital leases together with the present value of minimum lease payments as of December 31, 2010 are:

2010
$

2011	10
2012	11
2013	8
2014	9
2015	6
Thereafter	48
Total minimum lease payments	92
Less interest	34
Present value of net minimum lease payments	58
Less current portion	6
Long-term capital lease obligation	52

Provision for Environmental Rehabilitation (Tables)	12 Months Ended
Dec. 31, 2010
Asset Retirement Obligations Noncurrent [Abstract]
Asset Retirement Obligations Noncurrent [Text Block]
While the ultimate amount of rehabilitation is uncertain, the Company has estimated that the total cost for mine rehabilitation and closure, on an undiscounted basis, will be $2,512 million which includes a total estimated liability of $54 million in respect of equity accounted joint ventures. AngloGold Ashanti USA has posted reclamation bonds with various federal and governmental agencies to cover environmental rehabilitation obligations. Refer to Note 21.

The Company intends to finance the ultimate rehabilitation costs from the monies invested with the rehabilitation trust fund, the environmental protection bond as well as the proceeds on sale of assets and gold from plant clean-up at the time of mine closure.

Accrual For Environmental Loss Contingencies Gross [Text Block]
20.	PROVISION FOR ENVIRONMENTAL REHABILITATION

		2010	2009
		$	$

	Accrued environmental rehabilitation costs	530	385

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments And Contingencies Tables [Abstract]
Commitments Disclosure [Text Block]

	2010	2009
	$	$

Capital expenditure commitments(1)
Contracts for capital expenditure	176	131
Authorized by the directors but not yet contracted for	988	1,683
	1,164	1,814
Allocated for:
Project expenditure
- within one year	433	264
- thereafter	107	594
	540	858
Stay in business expenditure
- within one year	404	705
- thereafter	220	251
	624	956

(1) Including commitments through contractual arrangements by equity accounted joint ventures amounting to:	12	6

Other contractual purchase obligations(2)
- within one year	398	346
- thereafter	140	96
	538	442
(2) Other purchase obligations represent contractual obligations for the purchase of mining contract services, power, supplies, consumables, inventories, explosives and activated carbon. Amounts exclude purchase obligations of equity accounted joint ventures.

Summary of contracted uranium sales as at December 31, 2010

The Company had the following uranium commitments:

Year	lbs (000)(1)	Average contracted price ( $/lbs)

2011	494	33.97
2012	494	34.35
2013	494	34.74

(1)	Certain contracts allow the buyer to adjust the purchase quantity within a specified range.

Schedule Of Contingencies And Guarantees [Text Block]

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

	2010	2009
	$	$

Contingent liabilities

Groundwater pollution (1)	-	-
Deep groundwater pollution - South Africa (2)	-	-
Sales tax on gold deliveries - Brazil (3)	89	76
Other tax disputes - Brazil (4)	34	25
Indirect taxes - Ghana (5)	11	9
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (6)	-	-

Contingent assets

Royalty - Boddington Gold Mine (7)	-	-
Royalty - Tau Lekoa Gold Mine (8)	-	-

Financial guarantees

Oro Group surety (9)	15	13
AngloGold Ashanti USA reclamation bonds (10)	88	84
AngloGold Ashanti environmental guarantees (11)	172	134
Guarantee provided for revolving credit facility (12)	50	-
Guarantee provided for rated bonds (13)	1,012	-
Guarantee provided for convertible bonds (14)	736	735
Guarantee provided for mandatory convertible bonds (15)	791	-
Guarantee provided for term loan facility and revolving credit facility (16)	-	252
Guarantee provided for syndicated loan facility (17)	-	1,025

Hedging guarantees
Gold delivery guarantees (18)	-	370
Ashanti Treasury Services Limited ("ATS") hedging guarantees (19)	-	443
Geita Management Company Limited ("GMC") hedging guarantees (20)	-	432

	2,998	3,598

The Company assesses the credit quality of counterparts at least on a quarterly basis. As of December 31, 2010, the probability of non-performance is considered minimal.

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2010
Stockholders' Equity
Schedule Of Stock By Class [Text Block]
On May 15, 2009, shareholders approved the increase in the authorized common stock from 400,000,000 shares of common stock to 600,000,000 shares of common stock of 25 ZAR cents each.

No of shares

At the annual general meeting of shareholders held on May 7, 2010, shareholders approved, as a general authority, authorization to the board of directors to allot and issue, in their discretion, and for such purpose and on such terms as they may in their discretion determine, up to a maximum of 5 percent of the total number of common stock of 25 ZAR cents each in the issued share capital of the Company from time to time. Shareholders will be asked to renew this authority at the forthcoming annual general meeting to be held on May 11, 2011. At December 31, 2010, the number of shares of common stock placed under the control of the directors, after stock issued pursuant to the equity offering completed in September 2010, amounted to:	920,204

The Company's redeemable preference shares, held within the group, consist of the following:
A redeemable preference shares issued	2,000,000
B redeemable preference shares issued	778,896

A and B redeemable preference shares issued which are held by a wholly-owned subsidiary Eastvaal Gold Holdings Limited, may not be transferred and are redeemable from the realization of the assets relating to the Moab Lease area after cessation of mining operations in the area. The shares carry the right to receive dividends equivalent to the profits (net of royalty, ongoing capital expenditure and taxation) from operations in the area. No further A and B redeemable preference shares will be issued.

	The issues of common stock and the cancellations of E shares of common stock resulted in the following year-on-year movements in share capital and premium:

		2010		2009		2008
		$	Number of shares	$	Number of shares	$	Number of shares

	Stock issued as part of equity offering completed on September 15, 2010	773	18,140,000	-	-	-	-
	Stock issued on the exercise of options/awards granted in terms of the share incentive scheme	26	823,411	25	1,131,916	14	672,545
	E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings (1)	12	-	3	1,181	3	94
	Stock issued as part of equity offering, the funds of which were applied to initial 35 percent interest in the Kibali gold project	-	-	280	7,624,162	-	-
	Stock issued as part of rights offer completed on July 11, 2008, the funds of which were applied to reduce the hedge book	-	-	-	-	1,666	69,470,442

	Stock issued to acquire the remaining 33 percent shareholding in the Cripple Creek & Victor mine from Golden Cycle Gold Corporation	-	-	-	-	118	3,181,198
	Stock issued to purchase São Bento Gold Company Limited	-	-	-	-	70	2,701,660
	Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme	10	230,921	7	189,787	2	57,761
		821	19,194,332	315	8,947,046	1,873	76,083,700

(1)	E Shares of common stock cancelled - Employee Share Ownership Plan		708,872		171,943		173,289
	E Shares of common stock cancelled - Izingwe Holdings		280,000		-		-

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Fair Value Assets And Liabilities Measured On Recurring Basis [Text Block]
Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	575			575
Marketable equity securities	124			124
Mandatory convertible bonds	(872)			(872)
Warrants on shares		1		1
Option component of convertible bonds		(176)		(176)

Fair Value Assets And Liabilities Measured On Recurring Basis Valuation Techniques [Text Block]
The following inputs were used in the valuation of the conversion features of convertible bonds as at December 31:

2010

Market quoted bond price (percent)	125.625
Fair value of bond excluding conversion feature (percent)	101.600
Fair value of conversion feature (percent)	24.025
Total issued bond value ( $ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Assets Measured On Nonrecurring Basis [Text Block]
Items measured at fair value on a non-recurring basis

					2010
					$
During 2010, the Company fully impaired and wrote-off various assets in South Africa, Continental Africa and the Americas, amongst others. This resulted in loss, which is included in earnings for the period, of:					83

Long-lived assets of Tau Lekoa were written down to fair value less costs to sell as at June 30, 2010. Fair values of these assets were based on sales agreements with third parties and as such are classified within Level 2 of the fair value hierarchy. This resulted in a loss which is included in earnings of:					8

Tau Lekoa was sold during the third quarter of 2010.

See “Note 5 - Costs and expenses: Impairment of assets” for additional information.

In 2010, the Company fully impaired its equity method investments in the Margaret Water Company and AGA - Polymetal Strategic Alliance. Refer to Note 16. This resulted in a loss, which is included in equity income in associates, of:					24

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(83)
Long-lived assets held for sale	61		61		(8)
Associates and equity accounted joint ventures	-				(24)
	61	-	61	-	(115)

Financial Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2010
Derivative Instrument Detail [Abstract]
Cash And Loans Advances Maturities Profile [Text Block]
Cash and loans advanced maturity profile

		2010				2009
Maturity date	Currency	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %
All less than one year	USD	13	0.20	171	0.19	506	0.29	178	0.13
	ZAR	969	5.58	57	4.64	1,135	7.03	839	6.38
	AUD	42	4.45	25	4.44	-	-	13	3.52
	EUR	-	-	3	1.00	-	-	1	0.50
	CAD	-	-	2	0.20	-	-	1	0.08
	HKD	-	-	-	-	-	-	1	0.01
	BRL	-	-	30	8.90	-	-	152	10.20
	ARS	-	-	2	9.00	-	-	4	10.23
	NAD	102	5.00	207	5.00	-	-	-	-

Borrowing Maturity Profile [Text Block]
Borrowings maturity profile

			Between		Between
	Within one year		one and two years		two and five years		After five years		Total
Currency	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings amount (million)
	$26	4.7	5	5.5	1,560	4.9	994	5.7	2,585
ZAR	703	6.4	-	-	20	9.8	237	9.8	960
BRL	3	4.7	5	5.1	2	6.0	-	-	10

Interest Rate Risk [Text Block]
Interest rate risk

	Fixed for less than one year		Fixed for between one and three years		Fixed for greater than three years		Total
Currency	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings amount (million)
	$26	4.7	880	6.0	1,679	4.8	2,585
ZAR	703	6.4	7	9.8	250	9.8	960
BRL	3	4.7	7	5.3	-	-	10

Concentration Risk Disclosure [Text Block]
The combined maximum credit risk exposure of the Company as at December 31, 2010 is as follows.

December 31,
2010
$

Warrants on shares	1
1

The fair value of derivative assets and liabilities reflects non-performance risk relating to the counterparts and the Company, respectively.

Fair Value By Balance Sheet Grouping [Text Block]

	December 31, 2010		December 31, 2009
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$
Cash and cash equivalents	575	575	1,100	1,100
Restricted cash	43	43	65	65
Short-term debt	(135)	(135)	(1,292)	(1,292)
Long-term debt	(1,730)	(2,059)	(667)	(889)
Long-term debt at fair value	(872)	(872)	-	-
Derivatives	(175)	(175)	(2,366)	(2,366)
Marketable equity securities - available for sale	124	124	111	111
Marketable debt securities - held to maturity	13	14	10	10
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	89	89	48	48

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]

	December 31, 2010
	Assets
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Warrants on shares	Current assets - derivatives	-	1	1
Total derivatives		-	1	1

	December 31, 2010
	Liabilities
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Option component of convertible bonds	Non-current liabilities - derivatives	-	(176)	(176)
Total derivatives		-	(176)	(176)

	December 31, 2009
	Assets
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Forward sales type agreements - commodity	Current assets - derivatives	-	283	283
Option contracts - commodity	Current assets - derivatives	-	47	47
Total hedging contracts		-	330	330
Warrants on shares	Non-current assets - derivatives	-	5	5
Total derivatives		-	335	335

	December 31, 2009
	Liabilities
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Forward sales type agreements - commodity	Current liabilities - derivatives	(37)	(441)	(478)
Option contracts - commodity	Current liabilities - derivatives	-	(2,034)	(2,034)
Interest rate swaps – Gold	Current liabilities - derivatives	-	(13)	(13)
Total hedging contracts		(37)	(2,488)	(2,525)
Embedded derivatives	Non-current liabilities - derivatives	-	(1)	(1)
Option component of convertible bonds	Non-current liabilities - derivatives	-	(175)	(175)
Total derivatives		(37)	(2,664)	(2,701)

At December 31, 2010 the Company had no open derivative positions in its hedge book. The impact of credit risk adjustment totaled $150 million at December 31, 2009.

Schedule Of Nonhedge Derivative Gain Loss Recognized [Text Block]
	Non-hedge derivative gain/(loss) recognized

		Year ended December 31, 2010

		Location of gain/(loss) in income statement	$
	Realized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(377)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(2,573)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	(13)
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	3
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	(15)
			(2,975)	(1)

	Unrealized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	265
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	1,999
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	13
	Option component of convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	(1)
	Embedded derivatives	Non-hedge derivative gain/(loss) and movement on bonds	1
	Warrants on shares	Non-hedge derivative gain/(loss) and movement on bonds	(5)
			2,272

	Loss on non-hedge derivatives		(703)

(1)	Includes $2,698 million loss related to the final tranche of the accelerated hedge buy-back.

	Non-hedge derivative gain/(loss) recognized

		Year ended December 31, 2009

		Location of gain/(loss) in income statement	$
	Realized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(535)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(144)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	107
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	12
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	16
			(544)	(1)

	Unrealized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(188)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(648)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	(15)
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	(3)
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	(25)
	Option component of convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	(33)
	Embedded derivatives	Non-hedge derivative gain/(loss) and movement on bonds	(1)
	Warrants on shares	Non-hedge derivative gain/(loss) and movement on bonds	5
			(908)

	Loss on non-hedge derivatives		(1,452)

(1)	Includes $797 million related to the accelerated hedge buy-back.

Schedule Of Cash Flow Hedged Derivatives Included In Other Comprehensive Income [Text Block]
Other comprehensive income

	Year ended December 31, 2010

	Cash flow hedges, before tax	Cash flow hedges removed from equity, before tax		Hedge ineffectiveness, before tax
	$		$		$
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements -				Non-hedge derivatives gain/
commodity	-	Product sales	52	(loss) and movement on bonds	-
	-		52		-

Other comprehensive income

	Year ended December 31, 2009

	Cash flow hedges, before tax	Cash flow hedges removed from equity, before tax		Hedge ineffectiveness, before tax
	$		$		$
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements -				Non-hedge derivatives gain/
commodity	(16)	Product sales	137	(loss) and movement on bonds	5
Forward sales agreements -				Non-hedge derivatives gain/
currency	(1)	Depreciation	-	(loss) and movement on bonds	-
	(17)		137		5

	Other comprehensive income

		Accumulated other comprehensive income as of January 1, 2010	Changes in fair value recognized in 2010	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2010
		$	$	$	$
	Derivatives designated as
	Gold sales	(52)	-	52	-
	Capital expenditure	(3)	-	-	(3)
	Before tax totals	(55)	-	52	(3)	(1)
	After tax totals	(22)	-	20	(2)

		Accumulated other comprehensive income as of January 1, 2009	Changes in fair value recognized in 2009	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2009
		$	$	$	$
	Derivatives designated as
	Gold sales	(178)	(16)	142	(52)
	Capital expenditure	(2)	(2)	1	(3)
	Before tax totals	(180)	(18)	143	(55)	(1)
	After tax totals	(112)	(13)	103	(22)

(1)	Includes adjustment for cumulative net translation differences of $nil million (2009: $18 million) resulting from the revaluation and settlement of non US dollar denominated cash flow hedge contracts.

Maturity Profile of derivatives at carrying value
Maturity profile of derivatives, at carrying value

	Total $		2010 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	1		1	-
Amounts maturing between one and two years	-	1	-	-
Amounts maturing between two and five years	(176)		-	(176)
Total	(175)		1	(176)

	Total $	2009 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	(2,195)	330	(2,525)
Amounts maturing between one and two years	5	5	-
Amounts maturing between two and five years	(175)	-	(175)
Amounts to mature thereafter	(1)	-	(1)
Total	(2,366)	335	(2,701)

Schedule Of Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities [Text Block]

	2010
	Change in underlying factor (+)	Cash flow hedge accounted	Non-hedge accounted	Total change in fair value
		$	$	$
Convertible bonds
AngloGold Ashanti Limited share price (US $)	Spot (+ $1)	-	(10)	(10)

Warrants on shares
B2Gold Corporation share price (C $)	Spot (+C $0.25)	-	1	1

	2010
	Change in underlying factor (-)	Cash flow hedge accounted	Non-hedge accounted	Total change in fair value
		$	$	$
Convertible bonds
AngloGold Ashanti Limited share price (US $)	Spot (- $1)	-	9	9

Warrants on shares
B2Gold Corporation share price (C $)	Spot (-C $0.25)	-	-	-

Foreign Exchange Risk [Text Block]

	2010
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/ $)	Spot (+R1)	(19)
BRL denominated (BRL/ $)	Spot (+BRL0.25)	(1)

	2010
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/ $)	Spot (-R1)	26
BRL denominated (BRL/ $)	Spot (-BRL0.25)	1

Provision for Pension and Other Post-Retirement Medical Benefits (Tables)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Pension Plans Defined Benefit [Member]	Dec. 31, 2010 Defined Benefit Postretirement Health Coverage [Member]	Dec. 31, 2010 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule Of Amounts Recognized In Balance Sheet [Table Text Block]

	2010	2009	2008
	$	$	$

AngloGold Ashanti Pension Fund (asset)/liability	-	(5)	11
Post-retirement medical scheme for AngloGold Ashanti South Africa employees	179	149	115
Other defined benefit plans	12	10	11
Sub total	191	154	137
Transferred to other non-current assets. Refer to Note 16.
AngloGold Ashanti Pension Fund	-	5	-
Post-retirement medical scheme for Rand Refinery employees	3	2	2
Short-term portion transferred to other current liabilities. Refer to Note 18.	(14)	(14)	(13)
Total provision classified as a non-current liability	180	147	126

Schedule of Allocation of Plan Assets [Table Text Block]
The expected long-term return on plan assets is determined using the after tax return of RSA Government long bond yields as a guide.

	Pension benefits
	2010	2009
	%	%
Plan assets
AngloGold Ashanti’s pension plan asset allocations at December 31, 2010 and 2009, by asset category are as follows:

Asset category
Equity securities	60%	60%
Debt securities	36%	32%
Other	4%	8%
	100%	100%

Fair Value Of Plan Assets [Text Block]
Fair value of plan assets

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2010 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	150			150
Foreign equity securities	50			50
Domestic fixed interest bonds	95			95
Foreign fixed interest bonds	13			13
Real estate investment trust	4			4
Cash	11			11
Unlisted specialized credit		11		11

Fair value of level 1 plan assets is based on quoted market prices.

Fair value of level 2 plan assets is based on market interest rates (for fixed rate investments) accrued interest and credit risk ratings.

Trustees Investment Policy [Text Block]

	2010			2009
	No. of	Percentage of	Fair Value	No. of	Percentage of	Fair Value
	Shares	total assets	$	Shares	total assets	$
Related parties
Investments held in related parties are summarized as follows:

Equity securities
AngloGold Ashanti Limited	119,758	1.8%	6	296,410	4.5%	12

Other investments exceeding 5% of total plan assets
Equities
Sasol Limited	-	-	-	424,680	6.2%	17
SABMiller Plc	-	-	-	759,600	8.0%	22
Bonds
IFM Corporate Bond Unit Trust	267,975,059	12.2%	41	158,630,977	7.3%	20
Allan Gray Orbis Global Equity Fund	243,210	9.0%	30	312,715	13.0%	36
			71			95

Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Table Text Block]

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effect:

	1-percentage point	1-percentage point
	increase	decrease
Effect on total service and interest cost	2	(2)
Effect on post-retirement benefit obligation	22	(19)

Schedule of Defined Contribution Funds [Text Block]
Defined contribution funds

The following table sets forth the cost of providing retirement benefits.

	2010	2009	2008
	$	$	$

Australia (Sunrise Dam) (1)	4	4	3
Namibia (Navachab) (2)	1	1	1
Tanzania (Geita) (3)	-	-	-
United States of America (Cripple Creek & Victor) (4)	2	2	2
Argentina and Brazil (AngloGold Ashanti Córrego do Sitío Mineração, Cerro Vanguardia and Serra Grande) (5)	4	1	3
Ghana and Guinea (Iduapriem, Obuasi and Siguiri) (6)	5	4	4
South Africa (Great Noligwa, Kopanang, Moab Khotsong, Mponeng, Savuka and TauTona) (7)	48	41	36
	64	53	49
Contributions to the various retirement schemes are fully expensed during the year.

Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Defined Benefit Plans Disclosures [Text Block]

	Information with respect to the defined benefit fund, which includes benefits for AngloGold Ashanti employees, for the year ended December 31, is set forth in the table below:

		Pension benefits
		2010	2009	2008
		$	$	$
	Change in benefit obligation
	Benefit obligation at January 1,	269	199	257
	Service cost	7	6	6
	Interest cost	25	16	17
	Plan participants’ contributions	2	2	2
	Actuarial loss/(gain)	21	(2)	16
	Benefits paid	(28)	(8)	(24)
	Translation	38	56	(75)
	Benefit obligation at December 31,	334	269	199

	Change in plan assets
	Fair value of plan assets at January 1,	274	188	293
	Actual return on plan assets	40	32	(7)
	Company contributions	8	5	5
	Plan participants’ contributions	2	2	2
	Benefits paid	(28)	(8)	(24)
	Translation	38	55	(81)
	Fair value of plan assets at December 31,	334	274	188

	Funded/(Unfunded) status at end of year	-	5	(11)
	Net amount recognized	-	5	(11)

	Components of net periodic benefit cost
	Service cost	7	6	6
	Interest cost	25	16	17
	Actuarial gains and losses	10	(14)	49
	Expected return on assets	(29)	(20)	(26)
	Net periodic benefit cost	13	(12)	46

	Accumulated benefit obligation at December 31,	290	230	170

	Assumptions
	Weighted-average assumptions used to determine benefit obligations at December 31,
	Discount rate	8.50%	9.25%	7.25%
	Rate of compensation increase	7.25%	7.50%	5.25%

	Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
	Discount rate	8.50%	9.25%	7.25%
	Expected long-term return on plan assets	9.99%	10.63%	9.28%
	Rate of compensation increase(1)	7.25%	7.50%	5.25%
	Pension increase	4.73%	4.95%	3.60%

(1)	Short-term compensation rate increase	7.50%	7.00%	10.00%
	Long-term compensation rate increase	7.25%	7.50%	5.25%

Information with respect to the defined benefit liability, which includes post-retirement medical benefits for AngloGold Ashanti South Africa employees, for the year ended December 31, is set forth in the table below:

	Other benefits
	2010	2009	2008
	$	$	$
Change in benefit obligation
Benefit obligation at January 1,	149	115	168
Service cost	1	-	1
Interest cost	13	9	11
Benefits paid	(14)	(10)	(11)
Actuarial loss/(gain)	10	4	(8)
Translation	20	31	(46)
Benefit obligation at December 31,	179	149	115
Unfunded status at end of year	(179)	(149)	(115)
Net amount recognized	(179)	(149)	(115)

Components of net periodic benefit cost
Service cost	1	-	1
Interest cost	13	9	11
Actuarial gains and losses	10	4	(8)
	24	13	4

The assumptions used in calculating the above amounts are:
Discount rate	8.50%	9.25%	7.25%
Expected increase in health care costs	7.60%	7.00%	5.50%

Assumed health care cost trend rates at December 31,
Health care cost trend assumed for next year	7.60%	7.00%	5.50%
Rate to which the cost trend is assumed to decline (ultimate trend rate)	7.60%	7.00%	5.50%

Information in respect of other defined benefit plans for the years ended December 31, 2010, 2009 and 2008 have been aggregated in the tables of change in benefit obligations, change in plan assets and components of net periodic benefit cost as follows:

Aggregated information in respect of the other defined benefit plans, for the year ended December 31, is set forth in the table below:

	2010	2009	2008
	$	$	$

Change in benefit obligations
Balance at January 1,	18	17	18
Interest cost	1	-	-
Actuarial loss	5	-	-
Benefits paid	(2)	(1)	(1)
Translation	-	2	-
Balance at December 31,	22	18	17

Change in plan assets
Fair value of plan assets at January 1,	8	6	9
Actual return on plan assets	2	-	(1)
Benefits paid	(1)	-	-
Translation	1	2	(2)
Fair value of plan assets at December 31,	10	8	6

Unfunded status at end of year	(12)	(10)	(11)
Net amount recognized	(12)	(10)	(11)

Components of net periodic benefit cost
Interest cost	1	-	-
Actuarial gains and losses	(1)	-	1
	-	-	1

Accumulated benefit obligation at December 31,	12	10	10

Defined Benefit Plan Estimated Future Employer Contributions [Text Block]
Cash flows
$
Contributions
Expected Company contribution to its pension plan in 2011	7

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2011	25
2012	25
2013	25
2014	26
2015	26
2016 – 2020	133

Cash flows
$
Contributions
Expected Company contributions to the post-retirement medical plan in 2011	14

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2011	14
2012	16
2013	16
2014	16
2015	16
2016 – 2020	85

Cash flows
The other retirement defined benefit plans are all closed to new members and current members are either retired or deferred members. The Company does not make a contribution to these plans.

$

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2011	2
2012	2
2013	2
2014	2
2015	2
2016 – 2020	8

Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2010
Entity Wide Information About Geographic Areas Abstract
Revenues
Business segment data	Year ended December 31
		2010		2009		2008
		$		$		$
Revenues
Revenues from product sales:
South Africa	875		1,374		986
Continental Africa	1,038		1,242		905
Australasia	206		291		214
Americas	571		692		493
	2,690		3,599		2,598
Less: Equity method investments included above	(331)		(358)		(186)
Plus: Loss on realized non-hedge derivatives included above	2,975		543		1,243
Total revenues from product sales	5,334		3,784		3,655

Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets
Expenditure for additions to long-lived assets
South Africa	430	395	347
Continental Africa	232	196	260
Australasia	40	177	439
Americas	309	257	191
Other, including Corporate and Non-gold producing subsidiaries	4	2	2
	1,015	1,027	1,239
Less: Equity method investments included above	(42)	(8)	(7)
Total expenditure for additions to long-lived assets	973	1,019	1,232

Geographic Areas Long Lived Assets [Abstract]
Geographical area Long-lived assets by area
	Long-lived assets by area
	South Africa	2,701	2,393	1,832
	Continental Africa(1)	3,437	3,405	2,954
	Australasia	373	342	294
	Americas	1,808	1,678	1,399
	Other, including Corporate and Non-gold producing subsidiaries	72	86	59
	Total long-lived assets	8,391	7,904	6,538

(1)	Includes an effective 45 percent interest acquired during 2009 in Kibali Goldmines in the Democratic Republic of the Congo.

Reconciliation Of Assets From Segment To Consolidated [Abstract]
Segment assets
	Business segment data	Year ended December 31
			2010		2009		2008
			$		$		$

	Segment assets
	South Africa(1)	3,370		3,354		2,497
	Continental Africa(2)	4,093		4,055		3,582
	Australasia(3)	534		496		1,279
	Americas	2,170		2,012		1,717
	Other, including Corporate, and Non-gold producing subsidiaries	221		745		376
	Total segment assets	10,388		10,662		9,451

(1)	Includes the following which have been classified as assets held for sale:

	ISS International Limited	15		-		-
	Rand Refinery Limited	1		1		1
	Tau Lekoa	-		73		-

(2)	Includes an effective 45 percent interest acquired during 2009 in Kibali Goldmines in the Democratic Republic of the Congo.
(3)	Included assets held for sale of Boddington of $781 million in 2008.

Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Reconciliation of segment income to net income/(loss) attributable to Anglogold Ashanti
Reconciliation of segment income to Net income/(loss) - attributable to AngloGold Ashanti
Segment total	1,655	960	30
Exploration costs	(206)	(150)	(126)
General and administrative expenses	(228)	(158)	(136)
Market development costs	(14)	(10)	(13)
Non-hedge derivative loss	(786)	(1,452)	(258)
Other operating items	-	-	(19)
Taxation (expense)/benefit	(255)	33	(22)
Discontinued operations	-	-	23
Noncontrolling interests	(54)	(48)	(42)
Net income/(loss) - attributable to AngloGold Ashanti	112	(825)	(563)

Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Geographical area data Total Revenue
Geographical area data
Total revenues
South Africa	899	1,395	1,041
Continental Africa	1,043	1,243	902
Australasia	208	308	217
Americas	573	691	508
Other, including Corporate and Non-gold producing subsidiaries	37	129	-
	2,760	3,766	2,668
Less: Equity method investments included above	(333)	(355)	(181)
Plus: Loss on realized non-hedge derivatives included above	2,975	543	1,243
Total revenues	5,402	3,954	3,730

Schedule Of Revenues From External Customers And Long Lived Assets By Geographical Areas [Abstract]
Schedule Of Revenues From External Customers And Long Lived Assets By Geographical Areas Table [Text Block]
	Business segment data	Year ended December 31
			2010		2009		2008
			$		$		$

	Entity-wide disclosures

	Revenues(1)
	South Africa	2,207		1,665		1,466
	Ghana	566		513		511
	Brazil	599		437

(1)	Material revenues are attributed to countries based on location of production.

	Long-lived assets(2)
	South Africa	2,458		2,176		1,668
	Ghana	1,924		1,887		1,863
	Tanzania					584
	United States of America	719		671
	Brazil	768		689		598

(2)	Material long-lived assets excluding goodwill and other intangibles, financial instruments and deferred taxation assets.

Segment Reporting Information Depreciation Depletion And Amortization Expense [Abstract]
Depreciation and amortization expense
Depreciation and amortization expense
South Africa	357	281	256
Continental Africa	185	207	251
Australasia	35	38	47
Americas	152	111	107
	729	637	661
Less: Equity method investments included above	(9)	(22)	(46)
Total depreciation and amortization expense	720	615	615

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information Equity Income Loss In Associates [Text Block]
Equity income/(loss) in associates
South Africa	(1)	(2)	2
Continental Africa	69	102	(139)
Other, including Corporate and Non-gold producing subsidiaries	(28)	(12)	(12)
Total equity income/(loss) in associates	40	88	(149)

Segment Reporting Information Income Loss Before Income Taxes [Abstract]
Segment income/(loss)
Business segment data	Year ended December 31
	2010	2009	2008
	$	$	$
Segment income/(loss)
South Africa	675	574	480
Continental Africa	493	199	(579)
Australasia	158	(15)	(22)
Americas	508	335	240
Other, including Corporate and Non-gold producing subsidiaries	(179)	(133)	(89)
Total segment income	1,655	960	30

Segment Reporting Information Interest Revenue And Expense [Abstract]
Segment Reporting Information Interest Revenue And Expense [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	27	30	48
Continental Africa	3	3	4
Australasia	2	12	3
Americas	10	8	8
Other, including Corporate and Non-gold producing subsidiaries	1	1	3
Total interest revenue	43	54	66

Interest expense
South Africa	7	4	17
Continental Africa	7	4	1
Australasia	1	2	5
Americas	3	12	10
Other, including Corporate and Non-gold producing subsidiaries	133	101	39
Total interest expense	151	123	72

AngloGold Limited Share Incentive Scheme and Plans (Tables)	12 Months Ended
Dec. 31, 2010
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
Schedule Of Employee Stock Ownership Plan E S O P Disclosures [Text Block]
Total plan employee costs

On December 31, 2010, the Company had six stock based compensation plans which are described below.

Total compensation cost charged against income for these plans were as follows:

	2010	2009	2008
	$	$	$
Compensation cost recognized	59	41	40

At the year end, the unallocated balance of shares subject to the Share Incentive Scheme amounted to 11,398,904 (2009: 5,501,005).

Share Based Compensation Arrangement By Share Based Payment Award Options [Text Block]
A summary of time related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2010	28	146
Exercised	(27)	145

Outstanding at December 31, 2010	1	194

Exercisable at December 31, 2010	1	194

	A summary of the salient features of the time related options is presented below:

		2010		2009	2008

	Total intrinsic value of options outstanding at period end (R millions)	-	(1)	5	13
	Intrinsic value of options exercised (R millions)	5		15	15
	Weighted average remaining contractual term (years)	1		1	2

(1)	Less than R1 million.

A summary of performance related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
		exercise
	Options	price
	(000)	R
Outstanding at January 1, 2010	640	241
Exercised	(244)	240
Forfeited (terminations)	(4)	288

Outstanding at December 31, 2010	392	242

Exercisable at December 31, 2010	392	242

A summary of the salient features of the perfomance related options is presented below:

	2010	2009	2008

Total intrinsic value of options outstanding at period end (R millions)	33	42	18
Intrinsic value of options exercised (R millions)	17	49	3
Weighted average remaining contractual term (years)	3	4	5

The weighted average of all options outstanding as at December 31, 2010, is as follows:

Range of exercise prices R	Quantity of options within range (000)		Weighted average exercise price R	Weighted average contractual life Years
144 – 211	62		194	2.8
212 – 300	331		251	1.3
	393	(1)	242	1.4

(1)Represents a total of 641 time related options and 391,932 performance related options outstanding.

Share-based Compensation Arrangement by Share-based Payment Award, Bonus Share and Long Term Incentive Plan [Text Block]
For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2010	2009	2008	2007
Calculated fair value (R per share)	280.90	293.99	267.05	322.00
Vesting date (100%)	-	-	-	January 1, 2010
Vesting date (40%)	February 24, 2011	February 18, 2010	January 1, 2009	-
Vesting date (60%)	February 24, 2012	February 18, 2011	January 1, 2010	-
Vesting date (conditional 20%)	February 24, 2013	February 18, 2012	January 1, 2011	-
Expiry date	February 23, 2020	February 17, 2019	December 31, 2017	December 31, 2016

A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2010	1,296
Granted	812
Exercised	(468)
Forfeited (terminations)	(88)
Outstanding at December 31, 2010	1,552
Exercisable at December 31, 2010	451

BSP awards are issued with no exercise price.

A summary of the salient features of the BSP is presented below:

	2010	2009	2008

Total intrinsic value of awards outstanding at period end (R millions)	508	397	238
Intrinsic value of awards exercised (R millions)	146	75	28
Weighted average remaining contractual term (years)	7	7	8

For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2010	2009	2008	2007
Calculated fair value (Rand per share)	280.90	293.99	267.05	322.00
Vesting date	February 24, 2013	February 18, 2012	January 1, 2011	January 1, 2010
Expiry date	February 23, 2020	February 17, 2019	December 31, 2017	December 31, 2016

A summary of time and performance related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2010	1,264
Granted	632
Exercised	(85)
Forfeited (terminations)	(211)

Outstanding at December 31, 2010	1,600

Exercisable at December 31, 2010	85

LTIP awards are issued with no exercise price.

A summary of the salient features of the LTIP is presented below:

	2010	2009	2008

Total intrinsic value of awards outstanding at period end (R millions)	522	387	250
Intrinsic value of awards exercised (R millions)	26	22	11
Weighted average remaining contractual term (years)	7	7	8

Compensation expense related to BSP and LTIP awards recognized ( $ millions)	45	27	20
As at December 31, the unrecognized compensation cost related to unvested awards of the BSP and LTIP plans amounted to ( $ millions)	23	18	12
Unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately (years)	2	2	2

Share Based Compensation Arrangement By Share Based Payment Award Employee Share Ownership Plan E S O P [Text Block]
A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2010	666
Reallocated	21
Exercised	(231)
Forfeited (terminations)	(21)

Outstanding at December 31, 2010	435

Exercisable at December 31, 2010	-

A summary of the salient features of the award of free ordinary shares under ESOP to employees is presented below:

	2010	2009	2008

Total intrinsic value of awards outstanding at period end (R millions)	142	204	216
Intrinsic value of awards exercised (R millions)	72	58	14
Weighted average remaining contractual term (years)	1	2	3

The Company awarded the right to acquire approximately one AngloGold Ashanti ordinary share for every four free ordinary shares held in the rights offer finalized during July 2008. The benefit to employees was in terms of the anti-dilutive provision of the original grant and no additional compensation cost was recognized.

The Black-Scholes option-pricing model used the following assumptions, at grant date:

	2008	2007	2006
Risk-free interest rate	7.00%	7.00%	7.00%
Dividend yield	1.39%	2.06%	2.30%
Volatility factor of market share price	35.00%	33.00%	36.00%

A summary of E ordinary shares, awarded to employees, showing movement from the beginning of the year to the end of the year, is presented below:

		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2010	2,395	347
Reallocated	69	361
Forfeited (terminations)	(69)	354
Cancelled	(709)	354

Outstanding at December 31, 2010	1,686	366

Exercisable at December 31, 2010	-	-

	A summary of the salient features of the award of E ordinary shares to employees is presented below:

		2010	2009	2008

	Total intrinsic value of awards outstanding at period end (R millions) (1)	-	-	-
	Intrinsic value of awards exercised (R millions) (2)	-	-	-
	Weighted average remaining contractual term (years)	1	2	3

	Compensation expense related to the ESOP scheme recognized ( $ millions)	12	12	14
	As at December 31, the unrecognized compensation cost related to unvested awards of the ESOP scheme amounted to ( $ millions)	8	16	14
	Unrecognized compensation cost is expected to be recognized over the remaining scheme term of (years)	3	4	5

(1)	The options outstanding at December 31, 2010, 2009 and 2008 had no intrinsic value as the share price at year end was lower than the weighted average exercise price.
(2)	Less than R1 million.

Share Based Compensation Arrangement By Share Based Payment Award Employee Share Ownership Plan E S O P Cash Settled [Text Block]
The award of share appreciation rights to employees

A summary of share appreciation rights showing movement from the beginning of the year to the end of the year, is presented below:
		Number of Rights
		(000)
Outstanding at January 1, 2010		75
Exercised		(25)
Forfeited (terminations)		(1)
Rights outstanding at December 31, 2010		49
Rights exercisable at December 31, 2010		-

	2010	2009
	$	$

Compensation expense related to Ghana ESOP scheme recognized ( $ millions)	2	2

The liability recognized in the consolidated balance sheet in respect of unexercised rights was as follows	2	1

Condensed financial information (Tables)	12 Months Ended
Dec. 31, 2010
Condensed Consolidating Financial Information Tables [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	2,348	(2)	3,233	(177)	5,402
Product sales	2,207	-	3,127	-	5,334
Interest, dividends and other	141	(2)	106	(177)	68
Costs and expenses	4,130	1,120	2,818	(3,047)	5,021
Production costs	1,091	-	1,565	-	2,656
Exploration costs	14	12	180	-	206
Related party transactions	(15)	-	-	-	(15)
General and administrative expenses	164	6	44	14	228
Royalties paid	38	-	104	-	142
Market development costs	7	-	7	-	14
Depreciation, depletion and amortization	352	-	368	-	720
Impairment of assets	73	-	18	-	91
Interest expense	7	69	75	-	151
Accretion expense	10	-	12	-	22
Employment severance costs	19	-	4	-	23
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,041	1,033	(16)	(3,061)	(3)
Non-hedge derivative loss, movement on bonds and other commodity contracts	329	-	457	-	786

(Loss)/income before income tax provision	(1,782)	(1,122)	415	2,870	381
Taxation expense	(1)	(1)	(253)	-	(255)
Equity income/(loss) in associates	63	(23)	-	-	40
Equity income/(loss) in subsidiaries	1,907	373	-	(2,280)	-
Income/(loss) from continuing operations	187	(773)	162	590	166
Discontinued operations	-	-	-	-	-
Income/(loss) after discontinued operations	187	(773)	162	590	166
Preferred stock dividends	(75)	-	(76)	151	-
Net income/(loss)	112	(773)	86	741	166
Less: Net income attributable to noncontrolling interests	-	-	(54)	-	(54)

Net income/(loss) attributable to AngloGold Ashanti	112	(773)	32	741	112

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2009	2009	2009	2009	2009
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	1,775	(38)	2,273	(56)	3,954
Product sales	1,665	-	2,119	0	3,784
Interest, dividends and other	110	(38)	154	(56)	170
Costs and expenses	2,073	625	2,777	(623)	4,852
Production costs	862	-	1,367	-	2,229
Exploration costs	6	14	130	-	150
Related party transactions	(18)	-	0	-	(18)
General and administrative expenses/(recoveries)	96	(121)	149	34	158
Royalties paid	-	-	84	-	84
Market development costs	5	-	5	-	10
Depreciation, depletion and amortization	277	-	338	-	615
Impairment of assets	4	-	4	-	8
Interest expense	4	67	52	-	123
Accretion expense	6	-	11	-	17
Employment severance costs	10	-	4	-	14
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	12	665	(10)	(657)	10
Non-hedge derivative loss, movement on bonds and other commodity contracts	809	-	643	-	1,452

(Loss)/income before income tax provision	(298)	(663)	(504)	567	(898)
Taxation benefit/(expense)	112	(2)	(77)	0	33
Equity income/(loss) in associates	98	(10)	0	0	88
Equity (loss)/income in subsidiaries	(673)	(383)	0	1,056	0
(Loss)/income from continuing operations	(761)	(1,058)	(581)	1,623	(777)
Discontinued operations	0	0	0	0	0
(Loss)/income after discontinued operations	(761)	(1,058)	(581)	1,623	(777)
Preferred stock dividends	(64)	0	(65)	129	0
Net (loss)/income	(825)	(1,058)	(646)	1,752	(777)
Less: Net income attributable to noncontrolling interests	-	0	(48)	0	(48)

Net (loss)/income  attributable to AngloGold Ashanti	(825)	(1,058)	(694)	1,752	(825)

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2008	2008	2008	2008	2008
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	1,562	2	2,260	(94)	3,730
Product sales	1,466	-	2,189	-	3,655
Interest, dividends and other	96	2	71	(94)	75
Costs and expenses	1,284	1,697	2,820	(1,698)	4,103
Production costs	796	1	1,362	-	2,159
Exploration costs	5	-	123	(2)	126
Related party transactions	(10)	-	-	-	(10)
General and administrative expenses/(recoveries)	147	78	69	(158)	136
Royalties paid	-	-	78	-	78
Market development costs	7	-	6	-	13
Depreciation, depletion and amortization	253	-	362	-	615
Impairment of assets	16	-	654	-	670
Interest expense	17	39	16	-	72
Accretion expense	9	-	13	-	22
Employment severance costs	9	-	-	-	9
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(31)	1,579	(74)	(1,538)	(64)
Non-hedge derivative loss, movement on bonds and other commodity contracts	66	-	211	-	277

Income/(loss) before income tax provision	278	(1,695)	(560)	1,604	(373)
Taxation (expense)/benefit	(55)	(4)	37	-	(22)
Equity loss in associates	(141)	(8)	-	-	(149)
Equity (loss)/income in subsidiaries	(623)	(623)	-	1,246	-
(Loss)/income from continuing operations	(541)	(2,330)	(523)	2,850	(544)
Discontinued operations	23	-	-	-	23
(Loss)/income after discontinued operations	(518)	(2,330)	(523)	2,850	(521)
Preferred stock dividends	(45)	-	(46)	91	-
Net (loss)/income	(563)	(2,330)	(569)	2,941	(521)
Less: Net income attributable to noncontrolling interests	-	-	(42)	-	(42)

Net (loss)/income  attributable to AngloGold Ashanti	(563)	(2,330)	(611)	2,941	(563)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Condensed Consolidating Balance Sheet [Text Block]
ANGLOGOLD ASHANTI LIMITED
Condensed consolidating balance sheets
AT DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
ASSETS
Current Assets	1,169	2,265	3,869	(5,306)	1,997
Cash and cash equivalents	152	114	309	-	575
Restricted cash	1	-	9	-	10
Receivables, inter-group balances and other current assets	1,016	2,151	3,551	(5,306)	1,412
Property, plant and equipment, net	2,197	-	3,729	-	5,926
Acquired properties, net	217	-	619	-	836
Goodwill	-	-	197	(17)	180
Other intangibles, net	-	-	17	-	17
Other long-term inventory	-	-	27	-	27
Materials on the leach pad	-	-	331	-	331
Other long-term assets and deferred taxation assets	3,328	736	914	(3,904)	1,074
Total assets	6,911	3,001	9,703	(9,227)	10,388
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,293	1,587	6,116	(7,992)	1,004
Other non-current liabilities	52	-	71	(54)	69
Long-term debt	39	1,044	1,519	-	2,602
Derivatives	-	-	176	-	176
Deferred taxation liabilities	720	-	471	9	1,200
Provision for environmental rehabilitation	176	-	354	-	530
Other accrued liabilities	-	-	38	-	38
Provision for pension and other post-retirement medical benefits	165	-	15	-	180
Commitments and contingencies	-	-	-	-	-
Equity	4,466	370	943	(1,190)	4,589
Stock issued	13	4,587	897	(5,484)	13
Additional paid in capital	8,670	363	219	(582)	8,670
Accumulated deficit	(3,869)	(4,580)	(4,350)	8,930	(3,869)
Accumulated other comprehensive income and reserves	(348)	-	4,055	(4,055)	(348)
Total AngloGold Ashanti stockholders' equity	4,466	370	821	(1,191)	4,466
Noncontrolling interests	-	-	122	1	123

Total liabilities and equity	6,911	3,001	9,703	(9,227)	10,388
The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating balance sheets
AT DECEMBER 31,
(In millions)

	2009	2009	2009	2009	2009
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
ASSETS
Current Assets	1,650	2,558	3,332	(4,782)	2,758
Cash and cash equivalents	231	578	291	-	1,100
Restricted cash	1	-	11	-	12
Receivables, inter-group balances and other current assets	1,418	1,980	3,030	(4,782)	1,646
Property, plant and equipment, net	1,932	-	3,522	-	5,454
Acquired properties, net	205	-	626	-	831
Goodwill	-	-	425	(263)	162
Other intangibles, net	-	-	18	-	18
Derivatives	-	-	5	-	5
Other long-term inventory	-	-	26	-	26
Materials on the leach pad	-	-	324	-	324
Other long-term assets and deferred taxation assets	2,689	31	1,160	(2,796)	1,084
Total assets	6,476	2,589	9,438	(7,841)	10,662
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	2,058	1,824	6,686	(6,093)	4,475
Other non-current liabilities	149	-	84	(70)	163
Long-term debt	34	-	633	-	667
Derivatives	-	-	176	-	176
Deferred taxation liabilities	668	-	492	11	1,171
Provision for environmental rehabilitation	115	-	270	-	385
Other accrued liabilities	-	-	33	-	33
Provision for pension and other post-retirement medical benefits	135	-	12	-	147
Commitments and contingencies	-	-	-	-	-
Equity	3,317	765	1,052	(1,689)	3,445
Stock issued	12	4,859	1,080	(5,939)	12
Additional paid in capital	7,836	363	698	(1,061)	7,836
Accumulated deficit	(3,914)	(4,457)	(3,397)	7,854	(3,914)
Accumulated other comprehensive income and reserves	(617)	-	2,544	(2,544)	(617)
Total AngloGold Ashanti stockholders' equity	3,317	765	925	(1,690)	3,317
Noncontrolling interests	-	-	127	1	128

Total liabilities and equity	6,476	2,589	9,438	(7,841)	10,662
The accompanying notes are an integral part of these Consolidated Financial Statements.

Condensed Consolidating Statement Of Cash Flows [Text Block]
ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	116	(1,129)	2,202	(151)	1,038
Net income/(loss)	112	(773)	86	741	166
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,071	1,033	(21)	(3,061)	22
Depreciation, depletion and amortization	352	-	368	-	720
Impairment of assets	73	-	18	-	91
Deferred taxation	119	-	19	-	138
Cash utilized for hedge book settlements	(993)	-	(1,618)	-	(2,611)
Other non cash items	(1,522)	(1,973)	4,021	2,169	2,695
Net increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	36	-	95	-	131

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	10	580	(590)	-	-
Receivables	(27)	3	(129)	-	(153)
Inventories	(11)	-	(204)	-	(215)
Accounts payable and other current liabilities	(104)	1	157	-	54
Net cash used in investing activities	(943)	(42)	(902)	-	(1,887)
Increase in non-current investments	-	(42)	(116)	-	(158)
Proceeds on disposal of associate	1	-	-	-	1
Net associates loans advanced	(3)	-	-	-	(3)
Additions to property, plant and equipment	(424)	-	(549)	-	(973)
Proceeds on sale of mining assets	60	-	9	-	69
Proceeds on sale of investments	-	-	142	-	142
Cash effects from hedge restructuring	(577)	-	(407)	-	(984)
Net loans receivable advanced	-	-	(6)	-	(6)
Change in restricted cash	-	-	25	-	25
Net cash generated/(used) by financing activities	729	707	(1,357)	151	230
Net changes in short-term debt	126	(1,000)	(285)	-	(1,159)
Issuance of stock	798	310	(310)	-	798
Share issue expenses	(20)	-	-	-	(20)
Net changes in long-term debt	-	1,044	789	-	1,833
Debt issue costs	-	(13)	(26)	-	(39)
Cash effects from hedge restructuring	(49)	-	(1,017)	-	(1,066)
Dividends (paid)/received	(126)	366	(508)	151	(117)

Net decrease in cash and cash equivalents	(98)	(464)	(57)	-	(619)
Effect of exchange rate changes on cash	19	-	86	-	105
Cash and cash equivalents - January 1,	231	578	291	-	1,100
Cash and cash equivalents - December 31,	152	114	320	-	586

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2009	2009	2009	2009	2009
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	326	(481)	727	(129)	443
Net (loss)/income	(825)	(1,058)	(646)	1,752	(777)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	12	665	(2)	(657)	18
Depreciation, depletion and amortization	277	-	338	-	615
Impairment of assets	4	-	4	-	8
Deferred taxation	(141)	-	(58)	-	(199)
Cash utilized for hedge book settlements	-	-	(797)	-	(797)
Other non cash items	946	(1,685)	3,540	(1,224)	1,577
Net (decrease)/increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	(3)	-	22	-	19

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	27	1,571	(1,598)	-	-
Receivables	(5)	(3)	(36)	-	(44)
Inventories	(23)	-	(146)	-	(169)
Accounts payable and other current liabilities	57	29	106	-	192
Net cash (used)/generated in investing activities	(398)	(344)	474	-	(268)
Increase in non-current investments	-	(344)	(99)	-	(443)
Net associates loans advanced	(2)	-	-	-	(2)
Additions to property, plant and equipment	(386)	-	(633)	-	(1,019)
Proceeds on sale of mining assets	-	-	1,142	-	1,142
Proceeds on sale of investments	-	-	81	-	81
Cash effects from hedge restructuring	(11)	-	(7)	-	(18)
Net loans receivable repaid	1	-	-	-	1
Change in restricted cash	-	-	(10)	-	(10)
Net cash generated/(used) by financing activities	103	1,174	(1,103)	129	303
Net changes in short-term debt	-	(764)	(89)	-	(853)
Issuance of stock	306	693	(693)	-	306
Share issue expenses	(11)	-	-	-	(11)
Net changes in long-term debt	-	674	222	-	896
Debt issue costs	-	-	(14)	-	(14)
Cash effects from hedge restructuring	(83)	-	118	-	35
Dividends (paid)/received	(109)	571	(647)	129	(56)

Net increase in cash and cash equivalents	31	349	98	-	478
Effect of exchange rate changes on cash	46	-	1	-	47
Cash and cash equivalents - January 1,	154	229	192	-	575
Cash and cash equivalents - December 31,	231	578	291	-	1,100

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2008	2008	2008	2008	2008
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Cons adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash (used) in/provided by operating activities	(809)	(927)	1,891	(91)	64
Net (loss)/income	(563)	(2,330)	(569)	2,941	(521)
Reconciled to net cash (used) in/provided by operations:
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(31)	1,579	(74)	(1,538)	(64)
Depreciation, depletion and amortization	253	-	362	-	615
Impairment of assets	16	-	654	-	670
Deferred taxation	40	-	(112)	-	(72)
Cash utilized for hedge book settlements	(517)	-	(596)	-	(1,113)
Other non cash items	(109)	53	2,315	(1,494)	765
Net increase/(decrease) in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	25	-	(1)	-	24

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	10	(212)	202	-	-
Receivables	6	(21)	8	-	(7)
Inventories	(1)	-	(130)	-	(131)
Accounts payable and other current liabilities	63	4	(168)	-	(101)
Net cash (used) in/provided by continuing operations	(808)	(927)	1,891	(91)	65
Net cash used in discontinued operations	(1)	-	-	-	(1)
Net cash used in investing activities	(562)	-	(1,031)	-	(1,593)
Increase in non-current investments	-	-	(93)	-	(93)
Proceeds on disposal of associate	46	-	2	-	48
Additions to property, plant and equipment	(340)	-	(854)	-	(1,194)
Proceeds on sale of mining assets	1	-	38	-	39
Proceed on sale of discontinued assets	10	-	-	-	10
Proceeds on sale of investments	-	-	88	-	88
Cash effects from hedge restructuring	(279)	-	(206)	-	(485)
Change in restricted cash	-	-	(6)	-	(6)
Net cash generated/(used) by financing activities	1,392	1,116	(884)	91	1,715
Net changes in short-term debt	(242)	-	54	-	(188)
Issuance of stock	1,722	1,241	(1,241)	-	1,722
Share issue expenses	(54)	-	-	-	(54)
Net changes in long-term debt	-	(216)	643	-	427
Cash effects from hedge restructuring	47	-	(181)	-	(134)
Dividends (paid)/received	(81)	91	(159)	91	(58)

Net increase/(decrease) in cash and cash equivalents	21	189	(24)	-	186
Effect of exchange rate changes on cash	(55)	-	(33)	-	(88)
Cash and cash equivalents - January 1,	188	40	249	-	477
Cash and cash equivalents - December 31,	154	229	192	-	575

The accompanying notes are an integral part of these Consolidated Financial Statements.

Accounting Changes (Details)	12 Months Ended
Dec. 31, 2010
Accounting Standards Update 2010-20 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Disclosures about the credit quality of financing receivables and the allowance for credit losses
New Accounting Pronouncement Or Change In Accounting Principle Description	In July 2010, the Financial Accounting Standards Board (“FASB”) issued guidance to address concerns about the sufficiency, transparency, and robustness of credit risk disclosures for financing receivables and the related allowance for credit losses. The guidance requires that entities disclose information at disaggregated levels. The expanded disclosures include information regarding the credit quality of receivables as of the end of a reporting period. The new disclosure requirements apply to all entities that have lending arrangements in the form of receivables or a lessor's right to lease payments (other than operating leases), although disclosures for trade accounts receivable with a contractual maturity of one year or less are exempt. For public entities, the new disclosures are required for interim and annual periods ending on or after December 15, 2010. Except for disclosure changes, the adoption had no impact on the Company’s financial statements.
Accounting Standards Update 2009-01 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	The accounting standards codification
New Accounting Pronouncement Or Change In Accounting Principle Description	In June 2009, the FASB established the accounting standards codification to become the source of authoritative U.S. GAAP. The codification will supersede all non-SEC accounting and reporting standards. It is effective for interim and annual periods ending after September 15, 2009. The adoption had no impact on the Company’s financial statements, other than the references to authoritative U.S. GAAP.
F S P F A S 115-2 and F A S 124-2 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Recognition and presentation of other-than-temporary impairments
New Accounting Pronouncement Or Change In Accounting Principle Description	In April 2009, the FASB updated the Accounting Standards Codification (“the Codification” or “ASC”) guidance for recognition and presentation of other-than-temporary impairments which: (i) clarifies the factors that should be considered when determining whether a debt security is other than temporarily impaired, (ii) provides guidance on the amount recognized of an other-than-temporary impairment and (iii) expands the disclosures required. It is effective for interim and annual reporting periods ending after June 15, 2009. The adoption had no material impact on the Company’s financial statements.
F S P F A S 107-1 And A P B 28-1 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Interim disclosures about fair value of financial instruments
New Accounting Pronouncement Or Change In Accounting Principle Description	In April 2009, the FASB updated the ASC guidance for interim disclosures about fair value of financial instruments which requires disclosures about fair value of financial instruments for interim reporting periods as well as in annual financial statements. It is effective for interim reporting periods ending after June 15, 2009. Except for presentation changes, the adoption had no impact on the Company’s financial statements.
F S P F A S 141 (R) -1 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Assets and liabilities from contingencies in business combinations
New Accounting Pronouncement Or Change In Accounting Principle Description	In April 2009, the FASB updated the ASC guidance for accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies. The guidance addresses issues raised on initial recognition and measurement, subsequent measurement and accounting and disclosure of assets and liabilities arising from contingencies in a business combination. It is effective for assets or liabilities arising from contingencies in business combinations for which the acquisition date is on or after January 1, 2009. The Company adopted the provisions to be applied to all future business combinations.
A S C F A S 161 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Derivative instruments
New Accounting Pronouncement Or Change In Accounting Principle Description	In March 2008, the FASB updated the ASC guidance for disclosures about derivative instruments and hedging activities. The guidance requires entities to provide enhanced disclosures about (i) how and why an entity uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for, and (iii) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows. The Company adopted these provisions on January 1, 2009. Except for presentation changes, the adoption had no impact on the Company’s financial statements.
A S C F A S 160 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Noncontrolling interests
New Accounting Pronouncement Or Change In Accounting Principle Description	In December 2007, the FASB updated the ASC guidance for noncontrolling interests in consolidated financial statements to establish accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. The guidance clarifies that a noncontrolling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements. The Company adopted the provisions on January 1, 2009. Except for presentation changes, the adoption had no impact on the Company’s financial statements.
A S C F A S 141 (R) [ Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Business combinations
New Accounting Pronouncement Or Change In Accounting Principle Description	In December 2007, the FASB updated the ASC guidance for business combinations, which requires the acquiring entity in a business combination to recognize all the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose information on the nature and financial effect of the business combination. The Company adopted the provisions on January 1, 2009 to be applied to all future business combinations.
F S P F A S 132 (R)-1 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Post-retirement benefit plan assets
New Accounting Pronouncement Or Change In Accounting Principle Description	In December 2008, the FASB updated the ASC guidance for employers’ disclosures about post-retirement benefit plan assets, which provides guidance on an employer’s disclosures about plan assets of a defined benefit pension or other post-retirement plan. It requires more detailed disclosures about employers’ plan assets, including employers’ investment strategies, major categories of plan assets, concentrations of risk within plan assets and valuation techniques used to measure the fair value of plan assets. The Company early adopted the provisions as of December 31, 2008. The adoption did not have a material impact on the Company’s financial statements.
F S P F A S 133-1 And F I N 45-4 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Disclosures about credit derivatives and certain guarantees
New Accounting Pronouncement Or Change In Accounting Principle Description	In September 2008, the FASB updated the ASC guidance for disclosures about credit derivatives and certain guarantees, which requires disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument to provide certain disclosures for each credit derivative for each statement of financial position presented. It also requires an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company does not have any credit derivatives. The Company adopted the disclosure requirements with regards to guarantees as of December 31, 2008.
A S C F A S 158 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Employee benefit plans
New Accounting Pronouncement Or Change In Accounting Principle Description	In September 2006, the FASB updated the ASC guidance for employers’ accounting for defined benefit pension and other post-retirement plans. The adoption of its requirement to measure the plan assets and benefit obligations as of December 31, 2008 did not have a material impact on the Company’s financial statements.
Accounting Standards Update 2010-06 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Fair value measurements
New Accounting Pronouncement Or Change In Accounting Principle Description	The Company adopted the FASB ASC guidance for fair value measurements for financial assets and financial liabilities on January 1, 2008. It provided enhanced guidance for using fair value to measure assets and liabilities. Fair value refers to the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. It clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability and establishes a fair value hierarchy that prioritizes the information used to develop those assumptions. It also requires that fair value measurements be separately disclosed by level within the fair value hierarchy. In February 2008, the FASB issued an update to the ASC guidance which provided a one year deferral until January 1, 2009 for certain non-financial assets and non-financial liabilities, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). The Company adopted the provisions on January 1, 2009. In October 2008, the ASC guidance was updated for determining the fair value of a financial asset when the market for that asset is not active. The intent of this update was to provide guidance on how the fair value of a financial asset is to be determined when the market for that financial asset is not active. It is effective as of the issuance date and has not affected the valuation of the Company’s financial assets. In January 2010, the ASC guidance for disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. The updated guidance further clarified the level of disaggregation required for assets and liabilities and the disclosures required for inputs and valuation techniques used to measure the fair value of assets and liabilities that fall in either Level 2 or Level 3. The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. Except for disclosure changes, the adoption of the updated guidance had no material impact on the Company’s financial statements.

Acquisitions and Disposals of Businesses and Assets (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2008 USD ( $)	Dec. 31, 2008	Nov. 01, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Aug. 04, 2010 Tau Lekoa [Member] South Africa [Member] USD ( $)	Aug. 04, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Dec. 31, 2010 Tau Lekoa [Member] South Africa [Member] ZAR	Dec. 31, 2010 B2 Gold Corporation [Member] Colombia [Member] USD ( $)	Dec. 31, 2008 B2 Gold Corporation [Member] Colombia [Member]	May 16, 2008 B2 Gold Corporation [Member] Colombia [Member]	Sep. 08, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member] USD ( $)	Dec. 31, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member] USD ( $)	Dec. 31, 2009 Kibali Gold Project [Member] Democratic Republic Congo [Member] ZAR	Dec. 31, 2009 Sadiola [Member] Mali [Member] USD ( $)	Dec. 31, 2009 Boddington Gold Mine [Member] Australia [Member] USD ( $)	Dec. 31, 2009 Boddington Gold Mine [Member] Australia [Member] USD ( $)	Dec. 31, 2008 Cripple Creek And Victor Gold Mining [Member] United States America [Member]	Dec. 15, 2008 Sao Bento [Member] Brazil [Member]	Dec. 31, 2008 Sao Bento [Member] Brazil [Member] USD ( $)	Dec. 31, 2008 Nufcor International Limited [Member] Other Areas [Member] USD ( $)
Business Acquisition Purchase Price Allocation [Abstract]
Business Acquisition Percentage Of Voting Interests Acquired		100.00%
Property, plant and equipment	$ 93
Goodwill	18
Current assets	7
Net value of assets acquired	118
Purchase price paid	(118)
- Issuance of common stock	(118)
Gross value	(118)
Share issue expenses	0
Significant Acquisitions And Disposals [Line Items]
Significant Acquisitions And Disposals Acquisition Costs Or Sale Proceeds						600					345		12					70
Equity Method Investment Net Sales Proceeds							68												48
Equity Method Investment Gross Sales Proceeds										284
Equity Method Investment Initial Ownership Percentage											35.00%	35.00%	38.00%
Equity Method Investment Ownership Percentage Acquired									15.90%							33.00%
Equity Method Investment Joint Ownership Holdings Percentage													6.00%
Equity Method Investment Ownership Percentage Disposed							10.17%							33.33%	33.33%				50.00%
Equity Method Investment Ownership Percentage											45.00%	45.00%	41.00%
Equity Method Investment Remaining Ownership Percentage											10.00%	10.00%
Acquisition Of Equity Method Investee Price Per American Depositary Security Issued (USD Per Share)											$ 37.25
Acquisition Of Equity Method Investee Price Per Common Stock Issued (Zar Per Share)												288.32
Equity Method Investee Price Per American Depositary Security Discount											3.00%	3.00%
Business Acquisition Equity Interest Issued Or Issuable Number Of Shares Issued											7,624,162	7,624,162				3,181,198	2,701,660
Equity Interest Investment Number Of Shares Issued								25,000,000
Equity Interest Investment Number of Warrants Issued								21,400,000
Equity Interest Disposed Number Of Shares							31,556,650
Equity Method Investment Disposal First Tranch Payment				64	450										750
Equity Method Investment Disposal Second Tranch Payment			150											240
Two Tranches						two
Significant Acquisitions And Disposals Acquisition Costs Or Sale Proceeds Attributable To Company													6
Business Acquisition Contingent Consideration Potential Cash Payment													3
Business Acquisition Contingent Consideration Potential Cash Payment Attributable To Company													1.5
Contingent Assets Rate Payable Dollar Per Ounce															600
Contingent Assets Maximum Royalty Cap														$ 100	$ 100

Summary of Significant Accounting Policies (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)
Depreciation And Amortization [Abstract]
Vehicles Estimated Useful Lives (Years)	vehicles up to five years
Computer Equipment Estimated Useful Lives (Years)	computer equipment up to three years
Exploration And Evaluation Costs [Abstract]
Net income ( $ millions)	$ 27	$ 16	$ 10
Earnings per share	$ 0.07	$ 0.04	$ 0.03
Retained income - January 1 ( $ millions)	86	70	60
Retained income - December 31 ( $ millions)	$ 113	$ 86	$ 70
General Policies [Abstract]
Equity Method Associate Minimum Ownership Percentage	20.00%
Equity Method Associate Maximum Ownership Percentage	50.00%
Dividend Payment Percentage To E Ordinary Shareholders In Cash	50.00%
Dividend Payment Percentage To E Ordinary Shareholders To Reduce Exercise Price	50.00%

Employee Severance Costs (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Restructuring And Related Cost [Line Items]
Employment severance costs	$ 23	$ 14	$ 9
South Africa [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	19	10	9
Continental Africa [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	1	3	0
Americas [Member]
Restructuring And Related Cost [Line Items]
Employment severance costs	$ 3	$ 1	$ 0

Interest Expense (Details)	12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2009	Dec. 31, 2010 Rated Bonds [Member] USD ( $)	Dec. 31, 2009 Rated Bonds [Member] USD ( $)	Dec. 31, 2008 Rated Bonds [Member] USD ( $)	Dec. 31, 2010 Convertible Debt [Member] USD ( $)	Dec. 31, 2009 Convertible Debt [Member] USD ( $)	Dec. 31, 2008 Convertible Debt [Member] USD ( $)	Dec. 31, 2004 Convertible Debt [Member] USD ( $)	Dec. 31, 2010 Mandatory Convertible Bonds [Member] USD ( $)	Dec. 31, 2009 Mandatory Convertible Bonds [Member] USD ( $)	Dec. 31, 2008 Mandatory Convertible Bonds [Member] USD ( $)	Dec. 31, 2010 Loans Payable [Member] USD ( $)	Dec. 31, 2009 Loans Payable [Member] USD ( $)	Dec. 31, 2008 Loans Payable [Member] USD ( $)	Dec. 31, 2010 Bonds [Member] USD ( $)	Dec. 31, 2009 Bonds [Member] USD ( $)	Dec. 31, 2008 Bonds [Member] USD ( $)
Debt Instrument [Line Items]
Interest Expense Debt					$ 38,000,000	$ 0	$ 0	$ 22,000,000	$ 18,000,000	$ 7,000,000		$ 13,000,000	$ 0	$ 0	$ 19,000,000	$ 55,000,000	$ 47,000,000	$ 0	$ 0	$ 18,000,000
Interest And Debt Expense Abstract
Unwinding of convertible bonds discount	27,000,000	18,000,000	20,000,000
Amortization fees on convertible bonds	20,000,000	31,000,000	2,000,000
Capital lease charges	5,000,000	3,000,000	3,000,000
Discounting of non-current trade and other debtors	6,000,000	6,000,000	1,000,000
Other	1,000,000	5,000,000	4,000,000
Interest Expense Borrowings	151,000,000	136,000,000	102,000,000
Less : Amounts capitalized	0	(13,000,000)	(30,000,000)
Interest expense	151,000,000	123,000,000	72,000,000
Line Of Credit Facility Maximum Borrowing Capacity											1,000,000,000
Debt Instrument Interest Rate Stated Percentage								3.50%			2.38%	6.00%
Convertible Debt Amount Issued		$ 732,500,000
Convertible Debt Stated Percentage				3.50%

Impairment of Assets (Details) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended																												12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 South Africa [Member] Tau Tona [Member] USD ( $)	Dec. 31, 2009 South Africa [Member] Tau Tona [Member] USD ( $)	Dec. 31, 2008 South Africa [Member] Tau Tona [Member] USD ( $)	Dec. 31, 2010 South Africa [Member] Tau Lekoa [Member] USD ( $)	Dec. 31, 2009 South Africa [Member] Tau Lekoa [Member] USD ( $)	Dec. 31, 2008 South Africa [Member] Tau Lekoa [Member] USD ( $)	Dec. 31, 2010 South Africa [Member] Savuka [Member] USD ( $)	Dec. 31, 2009 South Africa [Member] Savuka [Member] USD ( $)	Dec. 31, 2008 South Africa [Member] Savuka [Member] USD ( $)	Dec. 31, 2010 Continental Africa [Member] Iduapriem [Member] USD ( $)	Dec. 31, 2009 Continental Africa [Member] Iduapriem [Member] USD ( $)	Dec. 31, 2008 Continental Africa [Member] Iduapriem [Member] USD ( $)	Dec. 31, 2010 Continental Africa [Member] Geita [Member] USD ( $)	Dec. 31, 2009 Continental Africa [Member] Geita [Member] USD ( $)	Dec. 31, 2008 Continental Africa [Member] Geita [Member] USD ( $)	Dec. 31, 2010 Continental Africa [Member] Obuasi [Member] USD ( $)	Dec. 31, 2009 Continental Africa [Member] Obuasi [Member] USD ( $)	Dec. 31, 2008 Continental Africa [Member] Obuasi [Member] USD ( $)	Dec. 31, 2010 Continental Africa [Member] Siguiri [Member] USD ( $)	Dec. 31, 2009 Continental Africa [Member] Siguiri [Member] USD ( $)	Dec. 31, 2008 Continental Africa [Member] Siguiri [Member] USD ( $)	Dec. 31, 2010 Continental Africa [Member] Democratic Republic Congo [Member] USD ( $)	Dec. 31, 2009 Continental Africa [Member] Democratic Republic Congo [Member] USD ( $)	Dec. 31, 2008 Continental Africa [Member] Democratic Republic Congo [Member] USD ( $)	Dec. 31, 2010 Americas [Member] Serra Grande [Member] USD ( $)	Dec. 31, 2009 Americas [Member] Serra Grande [Member] USD ( $)	Dec. 31, 2008 Americas [Member] Serra Grande [Member] USD ( $)	Dec. 31, 2010 Americas [Member] Cripple Creek Member	Dec. 31, 2010 Other Areas [Member] USD ( $)	Dec. 31, 2009 Other Areas [Member] USD ( $)	Dec. 31, 2008 Other Areas [Member] USD ( $)	Dec. 31, 2010 Australasia [Member] Sunrise Dam Member	Dec. 31, 2008 Iduapriem [Member]	Dec. 31, 2008 Geita [Member]	Dec. 31, 2008 Obuasi [Member]
Impairment Assets [Line Items]
Impairment Of Long Lived Assets To Be Disposed Of	$ 8									$ 8	$ 4	$ 0	$ 16	$ 0	$ 0	$ 8	$ 0	$ 0	$ 5	$ 0	$ 299				$ 0	$ 0	$ 7				$ 3	$ 0	$ 0		$ 1	$ 0	$ 2
Abandonment And Impairment Expense							47	0	16							0	0	3				0	0	15				0	0	29
Impairment Of Tailings Treatment Plant To Be Disposed Of																						3	0	0
Impairment Of Oxide Treatment Plant To Be Disposed Of																						0	4	0
Goodwill Impairment Loss																0	0	14	0	0	181	0	0	104
Impairment Real Pre Tax Rate																																							8.80%	11.50%	9.00%
Goodwill Real Pre Tax Discount Rate																																		6.50%				11.10%
Tangible Asset Impairment Charges [Abstract]
Impairment of assets	$ 91	$ 8	$ 670
Proven And Probable Reserves Ounces				71,200,000
Real Gold Price Estimate Dollar Per Ounce				1,113	906	817

Asset Retirement Obligations (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Asset Retirement Obligation Roll Forward Analysis [Roll Forward]
Balance as at December 31, 2009	$ 385
Additions to liabilities	26
Liabilities settled	(6)
Accretion expense	22	17	22
Change in assumptions	76
Other movements	2
Translation	25
Balance as at December 31, 2010	530	385
Carrying Reported Amount Fair Value Disclosure [Member]
Assets Held In Trust [Line Items]
Assets Held In Trust Securities	117	69
Assets Held In Trust Cash	32	53
Balances held in the trust and bond	149	122
Estimate Of Fair Value Fair Value Disclosure [Member]
Assets Held In Trust [Line Items]
Assets Held In Trust Securities	118	69
Assets Held In Trust Cash	32	53
Balances held in the trust and bond	$ 150	$ 122

Operating Lease Charges and Rental Expenses (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Leases Rent Expense [Abstract]
Minimum rentals	$ 23	$ 33	$ 30
2011	18
2012	7
2013	1
2014	1
Thereafter	0
Operating Leases Future Minimum Payments Due	$ 27

Profit on Sale of Assets Realization of Loans Indirect Tax and Other (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Mandatory convertible bonds underwriting and professional fees	$ 26	$ 0	$ 0
Loss on disposal of land, equipment and assets, mineral rights and exploration properties	19	13	2
Indirect tax expenses and legal claims	17	29	(18)
Impairment of other receivables	9	7	0
Loss on sale of Tau Lekoa Gold mine	7	0	0
Impairment Of Investments	2	12	6
Mining contractor termination costs	1	0	1
Profit on disposal of investments	(52)	0	0
Insurance claim recovery	(19)	(7)	0
Royalties received	(8)	0	0
(Recovery)/loss on consignment inventory	(5)	12	0
Certain royalty and production related payment interests in the United States of America sold to Royal Gold Inc.	0	0	(14)
Deferred income on sale of La Rescatada exploration interest recognized in Peru	0	0	(8)
Recovery of exploration costs previously expensed in South Africa and Peru	0	0	(4)
Contributions by other members to Nufcor Uranium Trust situated in South Africa	0	0	(3)
Costs relating to the issue of rights granted to E ordinary shareholders	0	0	9
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(3)	10	(64)
Australia [Member] | Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit Disposal Of Interest	0	(56)	0
Colombia [Member] | B2 Gold Corporation [Member]
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Impairment Of Investments		12
Profit on disposal of investments	(45)
Component Of Operating Other Cost And Expense [Line Items]
Profit Disposal Of Interest	0	0	(33)
Nufcor International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit Disposal Of Interest	$ 0	$ 0	$ (2)

Profit on Sale of Assets Realization of Loans Indirect Tax and Other Footnotes (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 17	$ 29	$ (18)
Marketable Securities Realized Gain Loss Other Than Temporary Impairments Amount	2	12
Impairment Of Investments	2	12	6
Profit on disposal of investments	(52)	0	0
Insurance claim recovery	(19)	(7)	0
South Africa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	1
Tanzania [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	6	25	(15)
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	10	7	(3)
Brazil [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		(3)
United States Of America [Member] | Corvus Gold Incoporated [Member]
Component Of Operating Other Cost And Expense [Line Items]
Impairment Of Investments	2
Australia [Member] | Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Foreign Currency Transaction Loss Before Tax	31
Australia [Member] | Red5 [Member]
Component Of Operating Other Cost And Expense [Line Items]
Impairment Of Investments			4
Profit on disposal of investments	(7)
China [Member] | Dynasty Gold Corporation [Member]
Component Of Operating Other Cost And Expense [Line Items]
Impairment Of Investments			2
Colombia [Member] | B2 Gold Corporation [Member]
Component Of Operating Other Cost And Expense [Line Items]
Impairment Of Investments		12
Profit on disposal of investments	(45)
Savuka [Member]
Component Of Operating Other Cost And Expense [Line Items]
Insurance Recoveries	46
Insurance claim recovery	(19)	(11)
Reimbursement of costs (included in Production costs)	$ (16)

Non Hedge Derivative Loss (Details) In Millions	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)
Derivative Instruments Gain (Loss) In Statement Of Financial Performance [Abstract]
Loss on non-hedge derivatives	$ 703	$ 1,452	$ 258
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Accelerated hedge settlement of non-hedge derivatives	2,698	797	1,088
NPSE contracts	405	580	0
Other non-hedge derivative contracts	2,293	217	1,088
NPSE contracts not qualifying for exemption			150
Fair Value Disclosures Movement On Bonds [Abstract]
Fair value loss on mandatory convertible bonds	83	0	0
Normal Purchase Sale Exempted Re Designation [Abstact]
Liability at beginning of period	556	0
Non-hedge derivative losses recognized in respect of NPSE re-designation	0	543
Fair value movements (recorded in non-hedge derivative loss)	131	143
Realized settlements	(687)	(130)
Liability as at December 31	0	556	0
Summary Of Derivative Instruments Impact On Results Of Operations [Abstract]
Hedge Book Maturities Cost	277
Derivative Instruments Not Designated As Hedging Instruments Fair Value Loss Convertible Debt	$ 1	$ 33
Three Year Time Period Mandatory Convertible Debt	three-year

Other Operating Items (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other Cost And Expense Disclosure Operating Abstract
Realized loss on other commodity contracts	$ 0	$ 0	$ 32
Provision reversed on loss on future deliveries of other commodities	0	0	(5)
Unrealized gain on other commodity physical borrowings	0	0	(8)
Other operating items	$ 0	$ 0	$ 19

Related Party Transactions (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Related Party Transaction [Line Items]
Related Parties	$ (3)	$ (5)
Related Party Transactions	(15)	(18)	(10)
A G A Polymetal Strategic Alliance [Member]
Related Party Transaction [Line Items]
Loans Due By Equity Accounted Joint Ventures And Associates	0	3
Margaret Water Company [Member]
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	0	0
Related Party Transaction Expenses From Transactions With Related Party	3	1	1
Oro Group Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans Due By Equity Accounted Joint Ventures And Associates	2	2
Societe D Exploitation Des Mines D Or De Sadiola Societe Anonyme [Member]
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	(2)	(3)
Related Party Transaction Revenues From Transactions With Related Party	(8)	(10)	(5)
Societe D Exploitation Des Mines D Or De Yatela Societe Anonyme [Member]
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	0	0
Related Party Transaction Revenues From Transactions With Related Party	(3)	(3)	(1)
Societe Des Mines De Morila Societe Anonyme [Member]
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	(1)	(1)
Related Party Transaction Revenues From Transactions With Related Party	(8)	(6)	(5)
Trans Siberian Gold Plc [Member]
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	0	(1)
Related Party Transaction Revenues From Transactions With Related Party		0	0
Related Party Transaction Expenses From Transactions With Related Party	1
Orpheo Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans Due By Equity Accounted Joint Ventures And Associates	1	1
Auru Mar Proprietary Limited [Member]
Related Party Transaction [Line Items]
Loans Due By Equity Accounted Joint Ventures And Associates	$ 5	$ 2

Income Tax (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2009	Dec. 31, 2010 South Africa [Member] USD ( $)	Dec. 31, 2009 South Africa [Member] USD ( $)	Dec. 31, 2008 South Africa [Member] USD ( $)	Dec. 31, 2010 Continental Africa [Member] USD ( $)	Dec. 31, 2009 Continental Africa [Member] USD ( $)	Dec. 31, 2008 Continental Africa [Member] USD ( $)	Dec. 31, 2010 Australasia [Member] USD ( $)	Dec. 31, 2009 Australasia [Member] USD ( $)	Dec. 31, 2008 Australasia [Member] USD ( $)	Dec. 31, 2010 Americas [Member] USD ( $)	Dec. 31, 2009 Americas [Member] USD ( $)	Dec. 31, 2008 Americas [Member] USD ( $)	Dec. 31, 2010 Other Areas [Member] USD ( $)	Dec. 31, 2009 Other Areas [Member] USD ( $)	Dec. 31, 2008 Other Areas [Member] USD ( $)
Analysis Of Valuation Allowances [Roll Forward]
Balance at beginning of period	$ 194	$ 226	$ 98
Movement	(69)	(32)	128
Balance at end of period	125	194	226
Anticipated Deferred Taxation Rate [Abstract]
Maximum anticipated deferred taxation rate	38.00%		38.00%	39.00%
Minimum anticipated deferred taxation rate	35.00%		36.00%	36.00%
Components Of Deferred Tax Assets [Abstract]
Provisions, including rehabilitation accruals	(363)	(175)
Derivatives	(1)	(14)
Unrealized non-hedge derivatives	0	(415)
Other	(5)	(6)
Tax loss carry forwards	(364)	(298)
Deferred Tax Assets Gross	(733)	(908)
Less: Valuation allowances	125	194	226
Deferred Tax Assets Net	(608)	(714)
Components Of Deferred Tax Assets And Liabilities [Abstract]
Long-term portion deferred taxation assets	1	62
Short-term portion classified as other current assets	214	333
Long-term portion deferred taxation liabilities	1,200	1,171
Short-term portion classified as other current liabilities. Refer to Note 18	12	8
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Taxation benefit/(expense)	(255)	33	(22)
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Abstracts]
(Loss)/income before income tax provision	381	(898)	(373)		203	(340)	251	391	(249)	(714)	(149)	(147)	(69)	282	(19)	200	(346)	(143)	(41)
Current Income Tax Expense Benefit Continuing Operations [Abstract]
Current Income Tax Expense Benefit	(117)	(166)	(94)		106	(36)	(20)	(81)	(38)	(32)	(36)	(34)	3	(106)	(54)	(34)	0	(4)	(11)
Deferred Income Tax Expense Benefit Continuing Operations [Abstract]
Deferred taxation	(138)	199	72		(119)	141	(40)	(19)	27	122	(1)	49	(4)	(1)	(18)	(16)	2	0	10
Non Specific Losses [Abstract]
Losses ( $ millions)					508	4
Deferred tax at the anticipated tax rate to be utilized (percent)					33.00%	37.00%
Deferred Tax Liabilities [Abstract]
Depreciation, depletion and amortization	1,555	1,471
Product inventory not taxed	15	15
Unrealized non-hedge derivatives	1	8
Other	34	4
Total Liabilities	1,605	1,498
Deferred Taxation Rate Change Effect [Abstract]
Net Income Impact	(8)	(21)	4
Net Income Per Basic And Diluted Common Stock	$ (0.02)	$ (0.06)	$ 0.01
Issuable upon the exercise of stock incentive options	0	1,234,858	872,373
Issuable upon the exercise of convertible bonds	33,524,615	15,384,615	15,384,615
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns [Roll Forward]
Balance at January 1,	149	106
Additions for tax positions of prior years	8	14
Reductions for tax position of prior years	(113)	0
Translation	8	29
Balance at December 31,	52	149	106
Tax Losses Unrecognised [Abstract]
Unutilized Taxation Within One Year	716
Unutilized Taxation Within One And Two Years	125
Unutilized Taxation Within Two And Five Years	120
Unutilized Taxation Excess Five Years	239
Unutilized Taxation Total	1,200
Other Tax Carryforwards Abstract
Tax Credit Carryforward Amount	1,200	1,032	841
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense [Abstract]
Interest recognized	2	9	6
Interest accrued as at December 31	8	53	34
Unremitted Earnings In Foreign Investment [Abstract]
Unremitted earnings as at December 31	$ 1,519	$ 624

Income Tax Reconciliation (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation Abstract
Corporate income tax at statutory rates	$ 133	$ (314)	$ (131)
Formula variation in mining taxation rate	0	(21)	(1)
Disallowable expenditure	83	292	47
Effect of income tax rates of other countries	46	38	118
Impact of change in estimated deferred taxation rate	(8)	(21)	4
Other	1	(7)	(15)
Total income and mining tax expense/(benefit)	$ 255	$ (33)	$ 22

Discontinued Operations (Details) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2008 E Ordinary Shares [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Issuable upon the exercise of convertible bonds	33,524,615	15,384,615	15,384,615
Issuable upon the exercise of stock incentive options	0	1,234,858	872,373
Income Loss From Discontinued Operations Net Of Tax Including Portion Attributable To Noncontrolling Interest [Abstract]
Revenue			$ 0
Costs, expenses and recoveries			1
Gain on disposal			27
Pre-tax profit			28
Taxation expense			(5)
Income Loss From Discontinued Operations Net Of Tax	$ 0	$ 0	$ 23
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenue per share				0	0
Costs,Expenses and Recoveries Per share				0	0
Gain on Disposal Per share				0.08	0.05
Pre Tax Profit Per Share				0.08	0.05
Taxation Per Share				(0.01)	(0.01)
Income Loss Per Basic And Diluted Share From Discontinued Operations Net Of Tax				0.07	0.04

Earnings Per Share (Details) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 Common Stock [Member] USD ( $)	Dec. 31, 2009 Common Stock [Member] USD ( $)	Dec. 31, 2008 Common Stock [Member] USD ( $)	Dec. 31, 2010 E Ordinary Shares [Member] USD ( $)	Dec. 31, 2009 E Ordinary Shares [Member] USD ( $)	Dec. 31, 2008 E Ordinary Shares [Member] USD ( $)
Net income/(loss) - attributable to AngloGold Ashanti
Income/(loss) from continuing operations	$ 112	$ (825)	$ (586)
Discontinued operations	0	0	23
Net income/(loss) - attributable to AngloGold Ashanti	112	(825)	(563)
Undistributed income/(losses)	45	(870)	(604)
Ordinary shares undistributed income/(losses)	45	(865)	(600)
E Ordinary shares undistributed losses	0	(5)	(4)
Denominator For Basic Income Per Ordinary Share [Abstract]
Ordinary shares	367,664,700	356,563,773	312,610,124
Fully vested options	1,023,459	791,353	547,460
Weighted average number of ordinary shares				368,688,159	357,355,126	313,157,584
Effect Of Dilutive Potential Ordinary Shares [Abstract]
Dilutive potential of stock incentive options	1,569,606	0	0
Dilutive potential of convertible bonds	0	0	0
Dilutive potential of E Ordinary shares	0	0	0
Ordinary shares - diluted				370,257,765	357,355,126	313,157,584
E Ordinary shares basic and diluted							3,182,662	3,873,169	4,046,364
Antidilutive Employee Share Based Securities Excluded From Computation Of Earnings Per Share	0	1,234,858	872,373
Antidilutive Convertible Debt Securities Excluded From Computation Of Earnings Per Share	33,524,615	15,384,615	15,384,615
Income Loss From Continuing Operations Per Basic Share				$ 0.3	$ (2.3)	$ (1.86)	$ 0.15	$ (1.15)	$ (0.93)
Income Loss From Continuing Operations Per Diluted Share				$ 0.3	$ (2.3)	$ (1.86)	$ 0.15	$ (1.15)	$ (0.93)
Income Loss From Discontinued Operations Net Of Tax Per Basic Share				$ 0	$ 0	$ 0.07	$ 0	$ 0	$ 0.04
Income Loss From Discontinued Operations Net Of Tax Per Diluted Share				$ 0	$ 0	$ 0.07	$ 0	$ 0	$ 0.04
Ordinary shares				$ 0.3	$ (2.3)	$ (1.79)	$ 0.15	$ (1.15)	$ (0.89)
Ordinary shares - diluted				$ 0.3	$ (2.3)	$ (1.79)	$ 0.15	$ (1.15)	$ (0.89)
Dividends [Abstract]
Ordinary shares	$ 67	$ 45	$ 41	$ 67	$ 45	$ 41	$ 0	$ 0	$ 0

Restricted Cash (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Restricted Cash And Investments Current Abstract
Cash restricted by prudential solvency requirements	$ 8	$ 8
Cash balances held by the Tropicana project	1	3
Other	1	1
Restricted cash	$ 10	$ 12

Other Receivables (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable Net Current [Abstract]
Provision for doubtful debt	$ (19)	$ (12)
Nontrade Receivable Currents [Abstract]
Prepayments and accrued income	60	52
Interest receivable	9	2
Exploration debtors	11	0
Deferred loan fees	0	15
Other Receivables	6	5
Total Other	$ 86	$ 74

Inventories (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Inventory Footnote [Abstract]
Inventory Write Down	$ 21	$ 48	$ 60
Inventory Long Term [Abstract]
Metals in process	331	324
Ore stockpiles	27	25
Supplies	0	1
Inventory gross long term	358	350
Less: Heap leach inventory	(331)	(324)
Total Long-term inventory	27	26
Inventory Short Term [Abstract]
Metals in process	184	115
Gold on hand (dore/bullion)	77	75
Ore stockpiles	324	227
Uranium oxide and sulfuric acid	43	34
Supplies	255	252
Inventory gross short term	883	703
Less: Heap leach inventory	(91)	(40)
Total Short-term inventory	$ 792	$ 663

Property, Plant and Equipment, Net (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	$ 11,437	$ 9,895
Interest Costs Capitalized	0	13	30
Accumulated depreciation, depletion and amortization	5,511	4,441
Net book value December 31,	5,926	5,454
Capital Leases Balance Sheet Assets By Major Class Net	48	50
Mine Development [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	6,590	5,604
Building And Building Improvements [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	3,263	2,957
Mining Properties And Mineral Rights [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	1,045	1,053
Construction In Progress [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	502	251
Land [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	$ 37	$ 30

Acquired Properties, Net (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Mineral Properties Net [Abstract]
Acquired properties, at cost	$ 2,168	$ 2,053
Accumulated amortization	(1,332)	(1,222)
Net book value December 31,	$ 836	$ 831

Goodwill and Other Intangibles (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 Ghana [Member]	Dec. 31, 2010 Continental Africa [Member] USD ( $)	Dec. 31, 2009 Continental Africa [Member] USD ( $)	Dec. 31, 2010 Australasia [Member] USD ( $)	Dec. 31, 2009 Australasia [Member] USD ( $)	Dec. 31, 2010 Americas [Member] USD ( $)	Dec. 31, 2009 Americas [Member] USD ( $)
Finite Lived Intangible Assets [Abstract]
Royalty rate concession agreement	$ 30	$ 29
Gross carrying value	(13)	(11)
Other intangibles, net	17	18
Finite Lived Intangible Asset Residual Value	0
Amortization expenses	2	2	2
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
2011	2
2012	2
2013	2
2014	2
2015	2
Finite Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Royalty Concession Percentage Rate				3.00%
Finite Lived Intangible Assets Useful Life In Years	Fifteen years
Goodwill [Roll Forward]
Balance at January 1,	162	132			11	11	133	103	18	18
Translation	18	30			0	0	18	30	0	0
Goodwill, Gross	479	461			310	310	151	133	18	18
Goodwill, Impaired, Accumulated Impairment Loss	(299)	(299)			(299)	(299)	0	0	0	0
Balance at December 31,	$ 180	$ 162	$ 132		$ 11	$ 11	$ 151	$ 133	$ 18	$ 18

Other Long-Term Assets (Details) In Millions, unless otherwise specified	12 Months Ended															12 Months Ended							12 Months Ended											12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 Investments In Unlisted Associates [Member] USD ( $)	Dec. 31, 2009 Investments In Unlisted Associates [Member] USD ( $)	Dec. 31, 2010 Investments In Unlisted Associates [Member] Oro Group Pty Ltd [Member]	Dec. 31, 2009 Investments In Unlisted Associates [Member] Oro Group Pty Ltd [Member]	Dec. 31, 2010 Investments In Unlisted Associates [Member] Margaret Water Company [Member]	Dec. 31, 2009 Investments In Unlisted Associates [Member] Margaret Water Company [Member]	Dec. 31, 2010 Investments In Unlisted Associates [Member] Orpheo Pty Ltd [Member]	Dec. 31, 2009 Investments In Unlisted Associates [Member] Orpheo Pty Ltd [Member]	Dec. 31, 2010 Investments In Unlisted Associates [Member] Wonder Wise Holdings Limited [Member]	Dec. 31, 2009 Investments In Unlisted Associates [Member] Wonder Wise Holdings Limited [Member]	Dec. 31, 2010 Investments In Listed Associates [Member] USD ( $)	Dec. 31, 2009 Investments In Listed Associates [Member] USD ( $)	Dec. 31, 2010 Investments In Listed Associates [Member] Trans Siberian Gold Plc [Member] USD ( $)	Dec. 31, 2009 Investments In Listed Associates [Member] Trans Siberian Gold Plc [Member] USD ( $)	Dec. 31, 2008 Investments In Listed Associates [Member] Trans Siberian Gold Plc [Member] USD ( $)	Dec. 31, 2010 Corporate Joint Venture [Member] USD ( $)	Dec. 31, 2009 Corporate Joint Venture [Member] USD ( $)	Dec. 31, 2010 Corporate Joint Venture [Member] Sadiola [Member]	Dec. 31, 2009 Corporate Joint Venture [Member] Sadiola [Member]	Dec. 31, 2008 Corporate Joint Venture [Member] Morila [Member] USD ( $)	Dec. 31, 2010 Corporate Joint Venture [Member] Morila [Member]	Dec. 31, 2009 Corporate Joint Venture [Member] Morila [Member]	Dec. 31, 2010 Corporate Joint Venture [Member] Yatela [Member]	Dec. 31, 2009 Corporate Joint Venture [Member] Yatela [Member]	Dec. 31, 2010 Corporate Joint Venture [Member] A G A Polymetal Strategic Alliance [Member]	Dec. 31, 2009 Corporate Joint Venture [Member] A G A Polymetal Strategic Alliance [Member]	Dec. 31, 2010 Corporate Joint Venture [Member] Kibali Goldmines Spri [Member]	Dec. 31, 2009 Corporate Joint Venture [Member] Kibali Goldmines Spri [Member]	Dec. 31, 2010 Corporate Joint Venture [Member] Auru Mar Pty Ltd [Member]	Dec. 31, 2009 Corporate Joint Venture [Member] Auru Mar Pty Ltd [Member]	Dec. 31, 2009 Corporate Joint Venture [Member] Amikan [Member] USD ( $)	Dec. 31, 2010 Corporate Joint Venture [Member] A G A Polymetal Strategic Alliance And Margaret Water Company [Member] USD ( $)	Dec. 31, 2010 Colombia [Member] B2 Gold Corporation [Member] USD ( $)	Dec. 31, 2009 Colombia [Member] B2 Gold Corporation [Member] USD ( $)	Dec. 31, 2008 Colombia [Member] B2 Gold Corporation [Member] USD ( $)	Dec. 31, 2010 Americas [Member] Corvus Gold Incoporated [Member] USD ( $)	Dec. 31, 2009 Americas [Member] Corvus Gold Incoporated [Member] USD ( $)	Dec. 31, 2008 Americas [Member] Corvus Gold Incoporated [Member] USD ( $)	Dec. 31, 2010 Australia [Member] Red5 [Member] USD ( $)	Dec. 31, 2009 Australia [Member] Red5 [Member] USD ( $)	Dec. 31, 2008 Australia [Member] Red5 [Member] USD ( $)	Dec. 31, 2010 China [Member] Dynasty Gold Corporation [Member] USD ( $)	Dec. 31, 2009 China [Member] Dynasty Gold Corporation [Member] USD ( $)	Dec. 31, 2008 China [Member] Dynasty Gold Corporation [Member] USD ( $)
Accounts Receivable Net Noncurrent [Abstract]
Prepayments and accrued income	$ 31	$ 27
Recoverable tax, rebates, levies and duties	82	56
Unamortized issue costs of long-term debt, bonds and revolving credit facility	32	13
Other debtors	38	23
Other Assets Miscellaneous Noncurrent	192	127
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Available For Sale Securities Continuous Unrealized Loss Position Less Than Twelve Months Fair Value	4	0
Available For Sale Securities Continuous Unrealized Loss Position Twelve Months Or Longer Fair Value	0	0
Available For Sale Securities Continuous Unrealized Loss Position Fair Value	4	0
Available For Sale Securities Continuous Unrealized Loss Position Less Than 12 Months Aggregate Losses	0	0
Available For Sale Securities Continuous Unrealized Loss Position 12 Months Or Longer Aggregate Losses	0	0
Available For Sale Securities Continuous Unrealized Loss Position Aggregate Losses	0	0
Available For Sale Securities Noncurrent Abstract
Cost	35	39
Gross unrealized gains	89	72
Gross unrealized losses	0	0
Fair value (net carrying value)	124	111
Number Of Investments	Three
Equity Method Investment Summarized Financial Information [Abstract]
Non-current assets	1,205	1,166
Current assets	550	523
Equity Method Investment Summarized Financial Information Assets	1,755	1,689
Long-term liabilities	(126)	(111)
Loans from shareholders	(4)	(5)
Current liabilities	(260)	(169)
Net assets	1,365	1,404
Equity Method Investment Summarized Financial Information Income Statement [Abstract]
Sales and other income	823	880	464
Costs and expenses	(528)	(508)	(726)
Taxation	(126)	(120)	(97)
Net income/(loss)	169	252	(359)
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Up to three years	2
Three to seven years	11
Held To Maturity Securities Debt Maturities Without Single Maturity Date Net Carrying Amount	13	10
Less than one year	89
Restricted cash	33	53
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	124	111
Investment in marketable debt securities - held to maturity	13	10
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	4
Investment in non-marketable debt securities - held to maturity	89	48
Restricted cash	33	53
Other non-current assets	192	127
Other long-term assets	1,073	1,022
Held To Maturity Securities Fair Value	14	10
Held To Maturity Securities Unrecognized Holding Gains	1	0
Non-marketable debt securities - held to maturity	89	48
Other Non Current Assets Unsecured [Abstract]
Other loans and assets	9	8
Loans and receivables measured at amortized cost	6	1
Post-retirement assets measured according to the employee benefits accounting policy	3	7
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	611	667		7	6									3	2				601	659
Equity Method Investment Ownership Percentage						25.00%	25.00%	33.33%	33.33%	50.00%	33.33%	0.00%	25.00%			30.70%	29.74%				41.00%	41.00%		40.00%	40.00%	40.00%	40.00%	50.00%	50.00%	45.00%	45.00%	50.00%	50.00%
Equity Method Investment Quoted Market Value																33	12	5
Equity Method Investment Other Than Temporary Impairment Tax Effect																							6											0	0
Impairment loss on Equity investment	24															0	0	8					42											9	24
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Line Items]
Marketable Securities Realized Gain Loss Other Than Temporary Impairments Amount	$ 2	$ 12																																		$ 0	$ 12	$ 0	$ 2	$ 0	$ 0	$ 0	$ 0	$ 4	$ 0	$ 0	$ 2
Amounts Less Than Million		Amounts less than $1 million

Assets and Liabilities Held For Sale (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Tau Lekoa [Member]	Dec. 31, 2009 Tau Lekoa [Member]	Dec. 31, 2010 Rand Refinery [Member]	Dec. 31, 2009 Rand Refinery [Member]	Feb. 28, 2011 Iss International [Member]	Dec. 31, 2010 Iss International [Member]	Dec. 31, 2009 Iss International [Member]
Long Lived Assets Held For Sale [Line Items]
Assets Net										$ 9
Assets Held For Sale Long Lived	13	65		0	64	1	1		12	0
Impairment Of Long Lived Assets To Be Disposed Of	8			8	4
Disposal Group Not Discontinued Operation Gain Loss On Disposal	7	0	0	7
Long Lived Assets Held For Sale Proceeds From Sale								$ 13

Assets and Liabilities Held for Sale Continued (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets And Liabilities Held For Sale Current [Abstract]
Cash and cash equivalents	$ 11	$ 0
Trade and other receivables	2	0
Inventories	1	3
Property, plant and equipment	2	70
Acquired properties	0	1
Trade and other payables	(3)	(3)
Provision for environmental rehabilitation	0	(6)
Net assets	$ 13	$ 65

Other Liabilities (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other Current Liabilities [Abstract]
Deferred income	$ 10	$ 13
Deferred taxation. Refer to Note 7.	12	8
Pension and other post-retirement medical benefits. Refer to Note 26.	14	14	13
Accrual for power	42	18
Other (including accrued liabilities)	75	67
Other current liabilities	153	120
Other Liabilities, Non-Current [Abstract]
Deferred income	7	5
Taxation. Refer to Note 7.	52	149
Other creditors	10	9
Other non-current liabilities	$ 69	$ 163

Long-Term Debt (Details)	12 Months Ended				12 Months Ended				12 Months Ended									12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	May 22, 2009 USD ( $)	Dec. 31, 2010 Convertible Debt [Member] USD ( $)	Dec. 31, 2009 Convertible Debt [Member] USD ( $)	May 22, 2009 Convertible Debt [Member] USD ( $)	Dec. 31, 2004 Convertible Debt [Member] USD ( $)	Dec. 31, 2010 Rated Bonds [Member] USD ( $)	Dec. 31, 2009 Rated Bonds [Member] USD ( $)	Dec. 31, 2010 Mandatory Convertible Bonds [Member] USD ( $)	Dec. 31, 2009 Mandatory Convertible Bonds [Member] USD ( $)	Dec. 31, 2010 Syndicated Loan Facility [Member] USD ( $)	Dec. 31, 2009 Syndicated Loan Facility [Member] USD ( $)	Dec. 31, 2010 Syndicated Loan Facility Other [Member] USD ( $)	Dec. 31, 2007 Syndicated Loan Facility Other [Member]	Dec. 31, 2009 Syndicated Loan Facility Other [Member] USD ( $)	Dec. 31, 2010 Term Facility [Member] USD ( $)	Dec. 31, 2009 Term Facility [Member] USD ( $)	Dec. 31, 2008 Term Facility [Member] USD ( $)	Dec. 31, 2010 First Rand Bank Limited [Member] USD ( $)	Dec. 31, 2010 First Rand Bank Limited [Member] ZAR	Dec. 31, 2009 First Rand Bank Limited [Member] USD ( $)	Dec. 31, 2010 Santander Banespa Quarterly [Member] USD ( $)	Dec. 31, 2009 Santander Banespa Quarterly [Member] USD ( $)	Dec. 31, 2010 Santander Banespa Monthly [Member] USD ( $)	Dec. 31, 2009 Santander Banespa Monthly [Member] USD ( $)	Dec. 31, 2010 Ten Year Unsecured Notes [Member] USD ( $)	Dec. 31, 2010 Thirty Year Unsecured Notes [Member] USD ( $)	Dec. 31, 2010 Turbine Square Two Pty Ltd [Member] USD ( $)	Dec. 31, 2009 Turbine Square Two Pty Ltd [Member] USD ( $)	Dec. 31, 2010 Catepillar Financial Services Corporation [Member] USD ( $)	Dec. 31, 2009 Catepillar Financial Services Corporation [Member] USD ( $)	Dec. 31, 2010 Mazuma Capital Corporation [Member] USD ( $)	Dec. 31, 2009 Mazuma Capital Corporation [Member] USD ( $)	Dec. 31, 2010 C S I Latina Arrendamento Mercantil S A [Member] USD ( $)	Dec. 31, 2009 C S I Latina Arrendamento Mercantil S A [Member] USD ( $)	Dec. 31, 2010 First Rand Bank Limited American Dollars [Member] USD ( $)	Dec. 31, 2009 First Rand Bank Limited American Dollars [Member] USD ( $)	Dec. 31, 2010 Absa American Dollars [Member] USD ( $)	Dec. 31, 2009 Absa American Dollars [Member] USD ( $)	Dec. 31, 2010 Nedbank American Dollars [Member] USD ( $)	Dec. 31, 2009 Nedbank American Dollars [Member] USD ( $)	Dec. 31, 2010 Standard Bank Of South Africa South African Rands [Member] USD ( $)	Dec. 31, 2009 Standard Bank Of South Africa South African Rands [Member] USD ( $)	Dec. 31, 2010 Nedbank South African Rands [Member] USD ( $)	Dec. 31, 2009 Nedbank South African Rands [Member] USD ( $)	Dec. 31, 2010 Absa South African Rands [Member] USD ( $)	Dec. 31, 2009 Absa South African Rands [Member] USD ( $)
Capital Leases Future Minimum Payments Due Abstract
2011	$ 10,000,000
2012	11,000,000
2013	8,000,000
2014	9,000,000
2015	6,000,000
Thereafter	48,000,000
Total minimum lease payments	92,000,000
Less interest	34,000,000
Present value of net minimum lease payments	58,000,000
Less current portion	6,000,000
Long-term capital lease obligation	52,000,000
Convertible Bond Derivative Liability Roll Forward
Balance at beginning of period	175,000,000	142,000,000
Nonhedge Derivative Gain Loss On Convertible Bond	1,000,000	33,000,000
Balance at end of period	176,000,000	175,000,000	142,000,000
Debt Instrument Currency [Abstract]
United States dollars	2,585,000,000	1,917,000,000
South African rands	146,000,000	35,000,000
Brazilian real	6,000,000	7,000,000
Long Term Debt By Maturity [Abstract]
2011	135,000,000
2012	8,000,000
2013	877,000,000
2014	685,000,000
2015	2,000,000
Thereafter	1,030,000,000
Long Term Debt Other Disclosures [Abstract]
Mandatory Convertible Bond Maximum Number Of Shares On Conversion	18,140,000
Mandatory Convertible Bond Minimum Number Of Shares On Conversion	14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion	$ 54.375
Mandatory Convertible Bond Minimum Share Price On Conversion	$ 43.5
Mandatory Convertible Bond Share Price At Period End	$ 49.23
Convertible Debt Fair Value At Inception Derivative Liability				142,200,000
Prepaid Revolving Credit Facility		750,000,000
Repaid Revolving Credit Facility		250,000,000
Repaid Revolving Credit Facility Converted		250,000,000
Gains Losses On Cancellation Of Debt Facilities	8,000,000
Debt Instrument Convertible Conversion Price (Per share)	$ 100,000
Convertible Debt, If-converted Value in Excess of Principal	$ 130,000
Convertible Debt Dealing Days	20 days
Convertible Debt Notice Period	five days
Line Of Credit Facility Interest [Line Items]
Debt Instrument Interest Rate Stated Percentage					3.50%			2.38%			6.00%															6.00%		5.38%	6.50%
Unsecured Debt [Abstract]
Unsecured Debt					633,000,000	609,000,000			1,006,000,000	0	874,000,000	0	50,000,000	0	0		1,025,000,000	0	252,000,000		107,000,000		0	5,000,000	8,000,000	4,000,000	6,000,000
Line Of Credit Facility Interest Rate Description													LIBOR plus 1.75 percent per annum		LIBOR plus 0.4 percent per annum			4.25 percent per annum over the higher of LIBOR or Lenders' cost of funds			JIBAR plus 0.95 percent	JIBAR plus 0.95 percent		LIBOR plus 1.45 percent per annum
Cost Of Funds Cap Percentage																		LIBOR plus 1.25 percent per annum
Long-term debt duration (years)						5-year							4-year			3-year												10-year	30-year
Debt Instrument Principal Outstanding					630,000,000	607,000,000
Line Of Credit Facility Maximum Borrowing Capacity								1,000,000,000					1,000,000,000		1,150,000,000					1,000,000,000		1,500,000,000
Convertible at initial conversion price (Per ADS)						47.6126
Line Of Credit Facility Commitment Fee (Percentage)													0.70%
Convertible Debt Fair Value Disclosures	872,000,000	0									872,000,000	0
Secured Debt [Abstract]
Secured Debt																														39,000,000	35,000,000	13,000,000	16,000,000	4,000,000	7,000,000	2,000,000	1,000,000
Debt And Capital Lease Obligations	1,863,000,000	1,959,000,000
Long Term Debt And Capital Lease Obligations Current	(133,000,000)	(1,292,000,000)
Long-term debt	1,730,000,000	667,000,000
Long Term Debt	2,737,000,000	1,959,000,000
Capital Lease Assets Cost [Abstract]
Capital Lease Obligation Average Interest Rate																																5.46%		5.60%
Capital Lease Obligation Implied Interest Rate																														9.80%
Capital Lease Obligation Interest Rate																																				3.30%
Capital Leases Lessee Balance Sheet Assets By Major Class Other Property Plant And Equipment	63,000,000	58,000,000																												37,000,000	33,000,000	15,000,000	16,000,000	8,000,000	7,000,000	3,000,000	2,000,000
Capital Lease Assets Accumulated Depreciation [Abstract]
Capital Leases Lessee Balance Sheet Assets By Major Class Accumulated Deprecation	15,000,000	8,000,000																												9,000,000	6,000,000	2,000,000	0	2,000,000	1,000,000	2,000,000	1,000,000
Debt Instrument [Abstract]
Debt Instrument Increase Accrued Interest					3,000,000	2,000,000			12,000,000	0	2,000,000	0	0	0				0	2,000,000
Debt Instrument Face Amount	732,500,000						732,500,000				789,000,000																	700,000,000	300,000,000
Line Of Credit Facility Amount Outstanding									1,000,000,000	0			50,000,000	0	0		1,025,000,000	0	250,000,000
Debt Instrument Unamortized Discount									(6,000,000)	0
Debt Drawn Repaid															35,000,000
Long-term debt repaid	(120,000,000)	(864,000,000)	(316,000,000)												1,060,000,000
Borrowing Margin															0.40%
Line Of Credit Facility [Abstract]
Line Of Credit Facility Remaining Borrowing Capacity	$ 1,232,000,000	$ 542,000,000											$ 950,000,000	$ 0	$ 0		$ 125,000,000	$ 0	$ 250,000,000		$ 139,000,000		$ 30,000,000															$ 50,000,000	$ 50,000,000	$ 42,000,000	$ 42,000,000	$ 0	$ 2,000,000	$ 28,000,000	$ 25,000,000	$ 18,000,000	$ 14,000,000	$ 5,000,000	$ 4,000,000

Provision for Environmental Rehabilitation (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Asset Retirement Obligations Noncurrent [Abstract]
Accrued environmental rehabilitation costs	$ 530	$ 385
Anglo Gold Ahanti Limited Subsidiaries [Member]
Environmental Exit Cost [Line Items]
Accrual For Environmental Loss Contingencies Gross	2,512
Joint Ventures [Member]
Environmental Exit Cost [Line Items]
Accrual For Environmental Loss Contingencies Gross	$ 54

Commitments and Contingencies (Details)	12 Months Ended											12 Months Ended																														12 Months Ended															12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Oro Group [Member] USD ( $)	Dec. 31, 2009 Oro Group [Member] USD ( $)	Dec. 31, 2010 Anglo Gold Ashanti United States Of America [Member] USD ( $)	Dec. 31, 2009 Anglo Gold Ashanti United States Of America [Member] USD ( $)	Dec. 31, 2010 Anglo Gold Ashanti [Member] USD ( $)	Dec. 31, 2009 Anglo Gold Ashanti [Member] USD ( $)	Dec. 31, 2010 Boddington Gold Mine [Member] USD ( $)	Dec. 31, 2009 Boddington Gold Mine [Member] USD ( $)	Dec. 31, 2010 Tau Lekoa Gold Mine [Member] USD ( $)	Dec. 31, 2009 Tau Lekoa Gold Mine [Member] USD ( $)	Dec. 31, 2010 Geita Management Company Limited [Member] USD ( $)	Dec. 31, 2009 Geita Management Company Limited [Member] USD ( $)	Dec. 31, 2010 Geita Management Company Limited [Member] USD ( $)	Dec. 31, 2009 Geita Management Company Limited [Member] USD ( $)	Dec. 31, 2010 Ashanti Treasury Services Limited [Member] USD ( $)	Dec. 31, 2009 Ashanti Treasury Services Limited [Member] USD ( $)	Dec. 31, 2010 Capital Addition [ Member] USD ( $)	Dec. 31, 2009 Capital Addition [ Member] USD ( $)	Dec. 31, 2010 Stay In Business Expenditure [Member] USD ( $)	Dec. 31, 2009 Stay In Business Expenditure [Member] USD ( $)	Dec. 31, 2010 Other Contractual Purchase Obligations [Member] USD ( $)	Dec. 31, 2009 Other Contractual Purchase Obligations [Member] USD ( $)	Dec. 31, 2010 South Africa [Member] USD ( $)	Dec. 31, 2009 South Africa [Member] USD ( $)	Dec. 31, 2010 Brazil [Member] USD ( $)	Dec. 31, 2009 Brazil [Member] USD ( $)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ( $)	Dec. 31, 2009 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ( $)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ( $)	Dec. 31, 2009 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ( $)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ( $)	Dec. 31, 2009 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ( $)	Dec. 31, 2010 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ( $)	Dec. 31, 2009 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ( $)	Dec. 31, 2010 Ghana [Member] USD ( $)	Dec. 31, 2009 Ghana [Member] USD ( $)	Dec. 31, 2010 Revolving Credit Facility [Member] USD ( $)	Apr. 20, 2010 Revolving Credit Facility [Member] USD ( $)	Dec. 31, 2009 Revolving Credit Facility [Member] USD ( $)	Dec. 31, 2010 Rated Bonds [Member] USD ( $)	Dec. 31, 2009 Rated Bonds [Member] USD ( $)	Dec. 31, 2010 Convertible Debt [Member] USD ( $)	Dec. 31, 2009 Convertible Debt [Member] USD ( $)	Dec. 31, 2010 Mandatory Convertible Bonds [Member] USD ( $)	Dec. 31, 2009 Mandatory Convertible Bonds [Member] USD ( $)	Dec. 31, 2010 Line Of Credit [Member] USD ( $)	Dec. 31, 2009 Line Of Credit [Member] USD ( $)	Dec. 31, 2010 Syndicated Loan Facility Other [Member] USD ( $)	Dec. 31, 2009 Syndicated Loan Facility Other [Member] USD ( $)	Dec. 31, 2010 Ten Year Unsecured Notes [Member] USD ( $)	Dec. 31, 2010 Thirty Year Unsecured Notes [Member] USD ( $)	Dec. 31, 2010 Future Year One [Member]	Dec. 31, 2010 Future Year Two [Member]	Dec. 31, 2010 Future Year Three Thereafter [Member]
Capital Expenditure Commitments [Abstract]
Contracts For Capital Expenditure	$ 176,000,000	$ 131,000,000
Authorized by the directors but not yet contracted for	988,000,000	1,683,000,000
Total Capital Expenditure Commitments	1,164,000,000	1,814,000,000
Project Expenditure Total	540,000,000	858,000,000
Stay In Business Expenditure Total	624,000,000	956,000,000
Other Contractual Purchase Obligations Total	538,000,000	442,000,000
Commitments and Contingencies [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees Total	2,998,000,000	3,598,000,000
Financial Guarantees [Line Items]
Financial Guarantees Surety						15,000,000	13,000,000
Financial Guarantees Reclamation Bonds								88,000,000	84,000,000
Financial Guarantees Environmental Guarantees										172,000,000	134,000,000
Financial Guarantees Surety Maximum Liability (ZAR)						100,000,000
Gain Contingencies [Line Items]
Contingent Assets Royalty												0	0	0	0
Contingent Assets Rate Payable Dollar Per Ounce												600
Contingent Assets Maximum Royalty Cap												100,000,000
Royalty Revenue Received Subsequent To Period End												6,000,000	0
Contingent Assets Royalty On Further Production Receivable Ounce														1,500,000
Contingent Assets Royalty Payment Rate Percentage														3.00%
Contingent Assets Maximum Gold Price Rand Per Kilogram Before Royalty Entitlement														180,000
Royalty Revenue	8,000,000	0	0									4,000,000	0	3,000,000	0
Royalty Revenue Received Collection Period												forty five days
Vulnerability From Concentrations [Abstract]
Entity Number Of Employees	62,046			63,364	62,895
Vulnerability From Concentrations Recoverable Value Added Tax																49,000,000	36,000,000
Vulnerability From Concentrations Fuel Duties																62,000,000	48,000,000
Vulnerability From Concentrations Discount Rate	7.82%
Collective Bargaining Agreement Time Period	two year
Hedging Guarantees [Line Items]
Hedging Guarantees Gold Delivery	0	370,000,000
Hedging Guarantees																		0	432,000,000	0	443,000,000
Long Term Commitment Excluding Unconditional Purchase Obligation [Abstract]
Long Term Commitment Of Equity Accounted Joint Ventures	12,000,000	6,000,000
Long Term Purchase Commitment [Line Items]
Recorded Unconditional Purchase Obligation Due Within One Year																						433,000,000	264,000,000	404,000,000	705,000,000	398,000,000	346,000,000
Recorded Unconditional Purchase Obligation Due Thereafter																						107,000,000	594,000,000	220,000,000	251,000,000	140,000,000	96,000,000
Loss Contingencies [Line Items]
Contingent Liabilities Groundwater Pollution	0	0
Contingent Liabilities Deep Groundwater Pollution																												0	0
Contingent Liabilities Gold Deliveries Sales Tax																														89,000,000	76,000,000	55,000,000	47,000,000	34,000,000	29,000,000
Contingent Liabilities, Other Tax Disputes																														34,000,000	25,000,000					10,000,000	8,000,000	24,000,000	17,000,000
Contingent Liabilities Indirect Taxes																																								11,000,000	9,000,000
Loss Contingency Estimate Of Possible Loss	0	0
Guarantee Obligations [Line Items]
Guarantees Fair Value Disclosure																																										50,000,000		0	1,012,000,000	0	736,000,000	735,000,000	791,000,000	0	0	252,000,000	0	1,025,000,000
Debt Instrument Interest Rate Stated Percentage																																															3.50%		6.00%						5.38%	6.50%
Line Of Credit Facility Maximum Borrowing Capacity																																											1,000,000,000										1,150,000,000
Line Of Credit Facility Revolving Credit Facility Period																																										four year
Debt Instrument Face Amount	$ 732,500,000																																														$ 732,500,000		$ 789,000,000						$ 700,000,000	$ 300,000,000
Significant Purchase And Supply Commitment Excluding Longterm Commitment [Line Items]
Forward Pricing Uranium Commitments Pounds (000)																																																									494	494	494
Average contracted price (Dollar Per Pound)																																																									33.97	34.35	34.74

Stockholders' Equity (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2010 ZAR	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2009 ZAR	May 15, 2009	Dec. 31, 2010 Redeemable Preference Shares Class A [Member]	Dec. 31, 2010 Redeemable Preference Shares Class B [Member]	Dec. 31, 2008 Cripple Creek And Victor Gold Mining [Member] USD ( $)	Dec. 31, 2008 Sao Bento Gold Company Limited [Member] USD ( $)	Dec. 31, 2009 Kibali Goldmines [Member] USD ( $)	Dec. 31, 2010 Employee Share Ownership Plan [Member]	Dec. 31, 2009 Employee Share Ownership Plan [Member]	Dec. 31, 2008 Employee Share Ownership Plan [Member]	Dec. 31, 2010 Izingwe Holdings [Member]	Dec. 31, 2009 Izingwe Holdings [Member]	Dec. 31, 2008 Izingwe Holdings [Member]
Common Stock Number Of Shares Par Value And Other Disclosures [Abstract]
Stock issued as part of equity offering		$ 773
Stock issued as part of equity offering (shares)	18,140,000	18,140,000
Stock issued on the exercise of options/awards granted in terms of the share incentive scheme (Shares)	823,411	823,411	1,131,916	672,545
Stock issued on the exercise of options/awards granted in terms of the share incentive scheme		26	25	14
E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings (Shares)	0	0	1,181	94
E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings		12	3	3
Stock issued as part of rights offer completed on July 11, 2008, the funds of which were applied to reduce the hedge book				1,666
Stock issued as part of rights offer completed on July 11, 2008, the funds of which were applied to reduce the hedge book (Shares)				69,470,442
Class Of Stock [Line Items]
Redeemable Preferred Stock Shares Outstanding							2,000,000	778,896
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Stock Issued During Period Value Acquisitions			280						118	70	280
Stock Issued During Period Shares Acquisitions (shares)									3,181,198	2,701,660	7,624,162
Equity Method Investment Initial Ownership Percentage									33.00%		35.00%
Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme		10	7	2
Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme (Shares)	230,921	230,921	189,787	57,761
Stock Issued During Period Shares Period Increase Decrease	19,194,332	19,194,332	8,947,046	76,083,700
Stockholders Equity Period Increase Decrease		$ 821	$ 315	$ 1,873
Redeemable Convertible Preferred Stock [Line Items]
E Shares Of Common Stock, Cancelled												708,872	171,943	173,289	280,000	0	0
Stockholders' Equity
Common Stock Shares Authorized	600,000,000	600,000,000		400,000,000	600,000,000	600,000,000
Common Stock Par Or Stated Value (ZAR Per Share)	0.25				0.25
Common Stock Issuable Directors Discretion Percentage	5.00%	5.00%
Common Stock Shares Authorized For Issue By Board Of Directors	920,204	920,204

Fair Value Measurements (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010	Dec. 31, 2010 Fair Value Disclosure [Member] USD ( $)	Dec. 31, 2010 Fair Value Inputs Level 1 [Member] USD ( $)	Dec. 31, 2010 Fair Value Inputs Level 1 [Member] USD ( $)	Dec. 31, 2010 Fair Value Inputs Level 1 [Member] USD ( $)	Dec. 31, 2010 Fair Value Inputs Level 2 [Member] USD ( $)	Dec. 31, 2010 Fair Value Inputs Level 2 [Member] USD ( $)	Dec. 31, 2010 Fair Value Inputs Level 2 [Member] USD ( $)	Dec. 31, 2010 Fair Value Inputs Level 3 [Member] USD ( $)	Dec. 31, 2010 Fair Value Inputs Level 3 [Member] USD ( $)	Dec. 31, 2010 Fair Value Inputs Level 3 [Member] USD ( $)	Dec. 31, 2010 Fair Value Assets Measured On Nonrecurring Basis Gains Losses [Member] USD ( $)
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)			125.63%
Fair value of bond excluding conversion feature (percent)			101.60%
Fair value of conversion feature (percent)			24.03%
Total issued bond value ( $ million)	$ 732.5
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
During 2010, the Company fully impaired and wrote-off various assets in South Africa, Continental Africa and the Americas, amongst others. This resulted in loss, which is included in earnings for the period, of:	83
Long-lived assets of Tau Lekoa were written down to fair value less costs to sell as at June 30, 2010. Fair values of these assets were based on sales agreements with third parties and as such are classified within Level 2 of the fair value hierarchy. This resulted in a loss which is included in earnings of:	8
In 2010, the Company fully impaired its equity investments in the Margaret Water Company and AGA - Polymetal Strategic Alliance. Refer to Note 16. This resulted in a loss, which is included in income from associates, of:	24
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Long-lived assets abandoned				0	0			0			0			83
Long-lived assets held for sale				61	0			61			0			(8)
Associates and equity accounted joint ventures				0	0			0			0			(24)
Total Long Lived Assets Measured On Nonrecurring Basis Fair Value Disclosure				(61)	0			(61)			0			115
Fair Value Assets Measured On Recurring Basis Financial Statement Captions [Line Items]
Cash and cash equivalents	575					575			0			0
Marketable equity securities	124					124			0			0
Fair Value Liabilities Measured On Recurring Basis Financial Statement Captions [Line Items]
Mandatory convertible bonds	(872)						(872)			0			0
Warrants on shares	1						0			1			0
Option component of convertible bonds	(176)						0			(176)			0
Component Of Operating Other Cost And Expense [Line Items]
Marketable Securities Realized Gain Loss Other Than Temporary Impairments Amount	$ 2	$ 12

Financial Risk Management Activities (Details)	12 Months Ended					12 Months Ended																										12 Months Ended									12 Months Ended										12 Months Ended																																12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $) Oz	Dec. 31, 2008 USD ( $)	Dec. 31, 2009	Dec. 31, 2007 USD ( $)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ( $)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ( $)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Currency [Member] USD ( $)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Currency [Member] USD ( $)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ( $)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ( $)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ( $)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ( $)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Currency [Member] USD ( $)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Currency [Member] USD ( $)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ( $)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ( $)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ( $)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ( $)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ( $)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ( $)	Dec. 31, 2010 Product Sales [Member] Forward Contracts [Member] Commodity [Member] USD ( $)	Dec. 31, 2009 Product Sales [Member] Forward Contracts [Member] Commodity [Member] USD ( $)	Dec. 31, 2009 Depreciation [Member] Forward Contracts [Member] Currency [Member] USD ( $)	Dec. 31, 2010 Forward Contracts [Member]	Dec. 31, 2009 Forward Contracts [Member]	Dec. 31, 2008 Forward Contracts [Member]	Dec. 31, 2010 Forward Contracts [Member] Commodity [Member] USD ( $)	Dec. 31, 2009 Forward Contracts [Member] Commodity [Member] USD ( $)	Dec. 31, 2009 Forward Contracts [Member] Commodity [Member] Derivative Assets Current [Member] USD ( $)	Dec. 31, 2009 Forward Contracts [Member] Commodity [Member] Derivative Liabilities Current [Member] USD ( $)	Dec. 31, 2009 Forward Contracts [Member] Currency [Member] USD ( $)	Dec. 31, 2009 Interest Rate Swap Member Gold [Member] Derivative Liabilities Current [Member] USD ( $)	Dec. 31, 2009 Option [Member] Commodity [Member] Derivative Assets Current [Member] USD ( $)	Dec. 31, 2009 Option [Member] Commodity [Member] Derivative Liabilities Current [Member] USD ( $)	Dec. 31, 2010 Option [Member] Convertible Debt [Member] Derivative Liabilities Noncurrent [Member] USD ( $)	Dec. 31, 2009 Option [Member] Convertible Debt [Member] Derivative Liabilities Noncurrent [Member] USD ( $)	Dec. 31, 2010 Warrant [Member] Equity Member Derivative Assets Current [Member] USD ( $)	Dec. 31, 2009 Warrant [Member] Equity Member Derivative Assets Noncurrent [Member] USD ( $)	Dec. 31, 2009 Embedded Derivative Financial Instruments [Member] Derivative Liabilities Noncurrent [Member] USD ( $)	Dec. 31, 2010 Put Option [Member]	Dec. 31, 2009 Put Option [Member]	Dec. 31, 2008 Put Option [Member]	Dec. 31, 2010 Call Option [Member]	Dec. 31, 2009 Call Option [Member]	Dec. 31, 2008 Call Option [Member]	Dec. 31, 2010 Gold [Member] USD ( $)	Dec. 31, 2009 Gold [Member] USD ( $)	Dec. 31, 2010 Change In Underlying Share Price Increase Spot By One Unit [Member] Convertible Debt [Member] United States Dollar [Member] USD ( $)	Dec. 31, 2010 Change In Underlying Share Price Decrease Spot By One Unit [Member] Convertible Debt [Member] United States Dollar [Member] USD ( $)	Dec. 31, 2010 Capital Additions[ Member] USD ( $)	Dec. 31, 2009 Capital Additions[ Member] USD ( $)	Dec. 31, 2009 Derivative Assets Current [Member] USD ( $)	Dec. 31, 2009 Derivative Liabilities Current [Member] USD ( $)	Dec. 31, 2010 Carrying Reported Amount Fair Value Disclosure [Member] USD ( $)	Dec. 31, 2009 Carrying Reported Amount Fair Value Disclosure [Member] USD ( $)	Dec. 31, 2010 Estimate Of Fair Value Fair Value Disclosure [Member] USD ( $)	Dec. 31, 2009 Estimate Of Fair Value Fair Value Disclosure [Member] USD ( $)	Dec. 31, 2010 Maturity Profile Amount By Currency United States Dollar [Member] USD ( $)	Dec. 31, 2009 Maturity Profile Amount By Currency United States Dollar [Member] USD ( $)	Dec. 31, 2010 Maturity Profile Amount By Currency United States Dollar [Member] Interest Rate Risk [Member] USD ( $)	Dec. 31, 2010 Maturity Profile Amount By Currency United States Dollar [Member] Borrowings [Member] USD ( $)	Dec. 31, 2010 Maturity Profile Amount By Currency South African Rand [Member] ZAR	Dec. 31, 2009 Maturity Profile Amount By Currency South African Rand [Member] ZAR	Dec. 31, 2010 Maturity Profile Amount By Currency South African Rand [Member] Interest Rate Risk [Member] ZAR	Dec. 31, 2010 Maturity Profile Amount By Currency South African Rand [Member] Borrowings [Member] ZAR	Dec. 31, 2010 Maturity Profile Amount By Currency Australian Dollar [Member] AUD	Dec. 31, 2009 Maturity Profile Amount By Currency Australian Dollar [Member] AUD	Dec. 31, 2010 Maturity Profile Amount By Currency Euro [Member] EUR ( €)	Dec. 31, 2009 Maturity Profile Amount By Currency Euro [Member] EUR ( €)	Dec. 31, 2010 Maturity Profile Amount By Currency Canadian Dollar [Member] CAD	Dec. 31, 2009 Maturity Profile Amount By Currency Canadian Dollar [Member] CAD	Dec. 31, 2010 Maturity Profile Amount By Currency Hong Kong Dollar [Member] HKD	Dec. 31, 2009 Maturity Profile Amount By Currency Hong Kong Dollar [Member] HKD	Dec. 31, 2010 Maturity Profile Amount By Currency Brazilian Real [Member] BRL	Dec. 31, 2009 Maturity Profile Amount By Currency Brazilian Real [Member] BRL	Dec. 31, 2010 Maturity Profile Amount By Currency Brazilian Real [Member] Interest Rate Risk [Member] BRL	Dec. 31, 2010 Maturity Profile Amount By Currency Brazilian Real [Member] Borrowings [Member] BRL	Dec. 31, 2010 Maturity Profile Amount By Currency Argentinean Peso [Member] ARS	Dec. 31, 2009 Maturity Profile Amount By Currency Argentinean Peso [Member] ARS	Dec. 31, 2010 Maturity Profile Amount By Currency Namibian Dollar [Member] NAD	Dec. 31, 2009 Maturity Profile Amount By Currency Namibian Dollar [Member] NAD	Dec. 31, 2010 Change In Underlying Foreign Exchange Rate Increase Spot By One Unit [Member] South African Rand To United States Dollar Exchange Rate [Member] USD ( $)	Dec. 31, 2010 Change In Underlying Foreign Exchange Rate Decrease Spot By One Unit [Member] South African Rand To United States Dollar Exchange Rate [Member] USD ( $)	Dec. 31, 2010 Change In Underlying Foreign Exchange Rate Increase Spot By Quarter Unit [Member] Brazilean Real To United States Dollar [Member] USD ( $)	Dec. 31, 2010 Change In Underlying Foreign Exchange Rate Decrease Spot By Quarter Unit [Member] Brazilean Real To United States Dollar [Member] USD ( $)	Dec. 31, 2010 Change In Underlying Share Price Increase Spot By Quarter Unit [Member] Warrant On Shares [Member] Canadian Dollar [Member] USD ( $)	Dec. 31, 2010 Change In Underlying Share Price Decrease Spot By Quarter Unit [Member] Warrant On Shares [Member] Canadian Dollar [Member] USD ( $)
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Adjustment For Cumulative Net Translation Differences Resulting From Revaluation And Settlement Of Foreign Denominated Cash Flow Hedges	$ 0	$ 18,000,000
Credit Risk Derivatives [Abstract]
Maximum Potential Future Exposure On Credit Risk Derivatives	1,000,000	335,000,000
Fair Value Concentration Of Risk Derivative Financial Instruments Liabilities	0	104,000,000
Credit Risk Derivatives At Fair Value Net Abstract
Gain Loss On Credit Risk Derivatives Net		150,000,000
Derivative [Line Items]
Outstanding Forward Gold Contracts Kilograms																									0	571	39,990														0	27,071	16,963	0	120,594	146,542
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Unrealized Gain Loss On Derivatives	2,272,000,000	(908,000,000)				265,000,000	(188,000,000)	0	(15,000,000)	13,000,000	(25,000,000)	1,999,000,000	(648,000,000)	0	(3,000,000)	(1,000,000)	(33,000,000)	(5,000,000)	5,000,000	1,000,000	(1,000,000)
Gain Loss On Sale Of Derivatives	(2,975,000,000)	(544,000,000)				(377,000,000)	(535,000,000)	(13,000,000)	107,000,000	(15,000,000)	16,000,000	(2,573,000,000)	(144,000,000)	3,000,000	12,000,000
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Cash Flow Hedge Derivative Instrument Assets At Fair Value	0	0																												0				0				0	0														0
Cash Flow Hedge Derivative Instrument Liabilities At Fair Value	0	(37,000,000)																													(37,000,000)		0		0	0	0			0														(37,000,000)
Other Derivatives Not Designated As Hedging Instruments Assets At Fair Value	1,000,000	335,000,000																												283,000,000				47,000,000				1,000,000	5,000,000														330,000,000
Other Derivatives Not Designated As Hedging Instruments Liabilities At Fair Value	(176,000,000)	(2,664,000,000)																													(441,000,000)		(13,000,000)		(2,034,000,000)	(176,000,000)	(175,000,000)			(1,000,000)														(2,488,000,000)
Derivative Assets Current	1,000,000	330,000,000																												283,000,000				47,000,000				1,000,000															330,000,000
Derivatives current liabilities	0	(2,525,000,000)																													(478,000,000)		(13,000,000)		(2,034,000,000)																			(2,525,000,000)
Derivatives non-current liabilities	(176,000,000)	(176,000,000)																																		(176,000,000)	(175,000,000)			(1,000,000)
Derivative Assets Noncurrent	0	5,000,000																																					5,000,000
Derivative Assets	1,000,000	335,000,000
Derivative Liabilities	(176,000,000)	(2,701,000,000)
Derivative Instruments Gain Loss Recognized In Other Comprehensive Income Effective Portion Net [Abstract]
Derivative Instruments Gain Loss Recognized In Other Comprehensive Income Effective Portion Net	0	(17,000,000)																										0	(16,000,000)			(1,000,000)
Derivative Instruments Gain Loss Reclassified From Accumulated OCI Into Income Effective Portion Net [Abstract]
Derivative Instruments Gain Loss Reclassified From Accumulated OCI Into Income Effective Portion Net	52,000,000	137,000,000																				52,000,000	137,000,000	0
Derivative Instruments Gain Loss Recognized In Income Ineffective Portion And Amount Excluded From Effectiveness Testing Net [Abstract]
Derivative Instruments Gain Loss Recognized In Income Ineffective Portion And Amount Excluded From Effectiveness Testing Net	0	5,000,000	8,000,000			0	5,000,000		0
Other Comprehensive Income Derivatives Qualifying As Hedges Net Of Tax Period Increase Decrease [Abstract]
Accumulated other comprehensive income as of January 1,	(55,000,000)	(180,000,000)																																													(52,000,000)	(178,000,000)			(3,000,000)	(2,000,000)
Changes in fair value and other movements recognised	0	(18,000,000)																																													0	(16,000,000)			0	(2,000,000)
Reclassification adjustments - before tax	52,000,000	143,000,000																																													52,000,000	142,000,000			0	1,000,000
Accumulated other comprehensive income as of December 31,	(3,000,000)	(55,000,000)	(180,000,000)																																												0	(52,000,000)			(3,000,000)	(3,000,000)
Reclassification adjustments	20,000,000	103,000,000
Accumulated Other Comprehensive income as of December 31,Net of tax	(2,000,000)	(22,000,000)	(112,000,000)
Other Comprehensive Income Derivatives Qualifying As Hedges Net Of Tax Period Increase Decrease	0	(13,000,000)
Derivative Instruments Gain (Loss) In Statement Of Financial Performance [Abstract]
Loss on non-hedge derivatives	(703,000,000)	(1,452,000,000)	(258,000,000)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	575,000,000	1,100,000,000	575,000,000		477,000,000																																																		575,000,000	1,100,000,000	575,000,000	1,100,000,000
Restricted cash																																																							43,000,000	65,000,000	43,000,000	65,000,000
Short-term debt	(135,000,000)	(1,292,000,000)																																																					(135,000,000)	(1,292,000,000)	(135,000,000)	(1,292,000,000)
Long-term debt	(1,730,000,000)	(667,000,000)																																																					(1,730,000,000)	(667,000,000)	(2,059,000,000)	(889,000,000)
Long-term debt at fair value	(872,000,000)	0																																																					(872,000,000)	0	(872,000,000)	0
Derivatives	(175,000,000)	(2,366,000,000)																																																					(175,000,000)	(2,366,000,000)	(175,000,000)	(2,366,000,000)
Investment in marketable equity securites - available for sale	124,000,000	111,000,000																																																					124,000,000	111,000,000	124,000,000	111,000,000
Marketable debt securities - held to maturity	13,000,000	10,000,000																																																					13,000,000	10,000,000	14,000,000	10,000,000
Non-marketable assets - held to maturity	2,000,000	2,000,000																																																					2,000,000	2,000,000	2,000,000	2,000,000
Non-marketable debt securities - held to maturity	89,000,000	48,000,000																																																					89,000,000	48,000,000	89,000,000	48,000,000
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Early Terminations Option Fair Value	0	0	498,000,000
Committed Ounces, Period Ending Balance (Ounces)	0	3,900,000	5,990,000
Net Delta of Hedge Book, Period Ending balance, (Ounces)	0	3,490,000	0
Net Delta of Hedge Book, Period Ending balance, (Tonnes)	0		0	108
Mark To Market Value Of Hedge Positions	0	(2,180,000,000)	0
Mark To Market Based Gold Price Per Ounce (USD)	0	1,102	0
South African Rand To United States Dollar Exchange Rate	0		0	7.435
Australian Dollar To United States Dollar Exchange Rate	0		0	0.8967
Cash Flow Hedge Open Derivative Instrument Liabilities at Fair Value	0	37,000,000	123,000,000
Maturity Value Of Capital Expenditure Cash Flow Hedge Losses	3,000,000	4,000,000	0
Derivative Instruments Not Designated As Hedging Instruments Loss	703,000,000	1,452,000,000	258,000,000
Cash And Loans Advances Maturities Profile [Abstract]
Cash And Loans Advances Maturities Summary By Amount Fixed Rate Under One Year																																																											13,000,000	506,000,000			969,000,000	1,135,000,000			42,000,000	0	0	0	0	0	0	0	0	0			0	0	102,000,000	0
Cash And Loans Advances Maturities Summary By Interest Rate Percentage Type Fixed Rate Under One Year																																																											0.20%	0.29%			5.58%	7.03%			4.45%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%			0.00%	0.00%	5.00%	0.00%
Cash And Loans Advance Maturities Summary By Amount Floating Rate Under One Year																																																											171,000,000	178,000,000			57,000,000	839,000,000			25,000,000	13,000,000	3,000,000	1,000,000	2,000,000	1,000,000	0	1,000,000	30,000,000	152,000,000			2,000,000	4,000,000	207,000,000	0
Cash And Loans Advances Maturities Summary By Interest Rate Type Floating Rate Percentage Under One Year																																																											0.19%	0.13%			4.64%	6.38%			4.44%	3.52%	1.00%	0.50%	0.20%	0.08%	0.00%	0.01%	8.90%	10.20%			9.00%	10.23%	5.00%	0.00%
Maturities Of Long Term Debt [Abstract]
Within one year - Borrowings Amount																																																														26,000,000				703,000,000												3,000,000
Within one year - Effective Percentage																																																														4.70%				6.40%												4.70%
Between one and two years - Borrowings Amount																																																														5,000,000				0												5,000,000
Between one and two years - Effective Percentage																																																														5.50%				0.00%												5.10%
Between two and five years - Borrowings Amount																																																														1,560,000,000				20,000,000												2,000,000
Between two and five years - Effective Percentage																																																														4.90%				9.80%												6.00%
After five years - Borrowings Amount																																																														994,000,000				237,000,000
After five years - Effective Percentage																																																														5.70%				9.80%												0.00%
Held To Maturity Securities Debt Maturities Total																																																														2,585,000,000				960,000,000												10,000,000
Interest Rate Risk [Abstract]
Within one year - Borrowings Amount																																																													26,000,000				703,000,000												3,000,000
Within one year - Effective Percentage																																																													4.70%				6.40%												4.70%
Between one and three years - Borrowings Amount																																																													880,000,000				7,000,000												7,000,000
Between one and three years - Effective Percentage																																																													6.00%				9.80%												5.30%
After Three years - Borrowings Amount																																																													1,679,000,000				250,000,000												0
After Three years - Effective Percentage																																																													4.80%				9.80%												0.00%
Held To Maturity Securities Borrowings Fixed Total																																																													2,585,000,000				960,000,000												10,000,000
Longterm Convertible Debt Current And Noncurrent [Abstract]
Change In Stock Price Per Share	$ 1
Dollar Change In Mandatory Convertible Bond Price	0.83
Foreign Exchange Risk [Line Items]
Debt Instrument Increase Decrease In Carrying Amount (Increase)																																																																																			(19,000,000)	26,000,000	(1,000,000)	1,000,000
Derivative Sensitivity Analysis [Line Items]
Cash flow hedge accounted																																																	0	0																																					0	0
Non-hedge accounted																																																	(10,000,000)	9,000,000																																					1,000,000	0
Total																																																	(10,000,000)	9,000,000																																					1,000,000	0
Summary Of Derivative Instruments Impact On Results Of Operations [Abstract]
Hedge Settlements Total Accelerated	$ 2,698,000,000	$ 797,000,000	$ 1,088,000,000

Financial Risk Management Activities Continued (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	$ 1	$ 335
Derivative Liabilities	(176)	(2,701)
Derivative Assets Liabilities At Fair Value Net	(175)	(2,366)
Maturing Within One Year [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	1	330
Derivative Liabilities	0	(2,525)
Derivative Assets Liabilities At Fair Value Net	1	(2,195)
Maturing Between One And Two Years [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	5
Derivative Liabilities	0	0
Derivative Assets Liabilities At Fair Value Net	0	5
Maturing Between Two And Five Years [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	0
Derivative Liabilities	176	(175)
Derivative Assets Liabilities At Fair Value Net	(176)	(175)
Maturing After Five Years [Member]
Maturity Profile Of Derivatives Carrying Value [Line Items]
Derivative Assets	0	0
Derivative Liabilities	0	(1)
Derivative Assets Liabilities At Fair Value Net	$ 0	$ (1)

Additional Cash Flow Information (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Noncash Or Part Noncash Acquisitions [Line Items]
Stock Issued During Period Value Acquisitions		$ 280
Exercise of share entitlements	43	20	16
Foreign exchange transaction gain	2	103	7
Foreign exchange transaction gain included in Interest, dividends and other amounts to	3	112	4
Payments For Operating Activities [Abstract]
Interest paid	115	111	93
Taxation paid	188	147	125
Cripple Creek And Victor Gold Mining [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Stock Issued During Period Value Acquisitions	0	0	118
Sao Bento Gold Company Limited [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Stock Issued During Period Value Acquisitions	$ 0	$ 0	$ 70

Provision for Pension and Other Post-Retirement Medical Benefits (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended																															12 Months Ended									12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Sunrise Dam Member Australia [Member] USD ( $)	Dec. 31, 2009 Sunrise Dam Member Australia [Member] USD ( $)	Dec. 31, 2008 Sunrise Dam Member Australia [Member] USD ( $)	Dec. 31, 2010 Namibia [Member] Navachab [Member] USD ( $)	Dec. 31, 2009 Namibia [Member] Navachab [Member] USD ( $)	Dec. 31, 2008 Namibia [Member] Navachab [Member] USD ( $)	Dec. 31, 2010 Geita [Member] Tanzania [Member] USD ( $)	Dec. 31, 2009 Geita [Member] Tanzania [Member] USD ( $)	Dec. 31, 2008 Geita [Member] Tanzania [Member] USD ( $)	Dec. 31, 2010 North America [Member] Cripple Creek And Victor [Member] USD ( $)	Dec. 31, 2009 North America [Member] Cripple Creek And Victor [Member] USD ( $)	Dec. 31, 2008 North America [Member] Cripple Creek And Victor [Member] USD ( $)	Dec. 31, 2010 South America [Member] Anglo Gold Ashanti Brasil Mineracao Cerro Vanguardia And Serra Grande [Member] USD ( $)	Dec. 31, 2009 South America [Member] Anglo Gold Ashanti Brasil Mineracao Cerro Vanguardia And Serra Grande [Member] USD ( $)	Dec. 31, 2008 South America [Member] Anglo Gold Ashanti Brasil Mineracao Cerro Vanguardia And Serra Grande [Member] USD ( $)	Dec. 31, 2010 Ghana And Guinea [Member] Iduapriem Obuasi And Siguiri [Member] USD ( $)	Dec. 31, 2009 Ghana And Guinea [Member] Iduapriem Obuasi And Siguiri [Member] USD ( $)	Dec. 31, 2008 Ghana And Guinea [Member] Iduapriem Obuasi And Siguiri [Member] USD ( $)	Dec. 31, 2010 South Africa [Member] Great Noligwa Kopanang Moab Khotsong Mponeng Savuka Tau Lekoa And Tau Tona [Member] USD ( $)	Dec. 31, 2009 South Africa [Member] Great Noligwa Kopanang Moab Khotsong Mponeng Savuka Tau Lekoa And Tau Tona [Member] USD ( $)	Dec. 31, 2008 South Africa [Member] Great Noligwa Kopanang Moab Khotsong Mponeng Savuka Tau Lekoa And Tau Tona [Member] USD ( $)	Dec. 31, 2010 Equity Securities [Member] Anglo Gold Ashanti [Member] USD ( $)	Dec. 31, 2009 Equity Securities [Member] Anglo Gold Ashanti [Member] USD ( $)	Dec. 31, 2010 Other Equity Investments Exceeding Five Percent Of Plan Assets [Member] Sasol Limited [Member] USD ( $)	Dec. 31, 2009 Other Equity Investments Exceeding Five Percent Of Plan Assets [Member] Sasol Limited [Member] USD ( $)	Dec. 31, 2010 Other Equity Investments Exceeding Five Percent Of Plan Assets [Member] S A B Miller Plc [Member] USD ( $)	Dec. 31, 2009 Other Equity Investments Exceeding Five Percent Of Plan Assets [Member] S A B Miller Plc [Member] USD ( $)	Dec. 31, 2010 Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] I F M Corporate Bond Unit Trust [Member] USD ( $)	Dec. 31, 2009 Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] I F M Corporate Bond Unit Trust [Member] USD ( $)	Dec. 31, 2010 Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] Allan Gray Orbis Global Equity Fund [Member] USD ( $)	Dec. 31, 2009 Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] Allan Gray Orbis Global Equity Fund [Member] USD ( $)	Dec. 31, 2010 Pension Plans Defined Benefit [Member] USD ( $)	Dec. 31, 2009 Pension Plans Defined Benefit [Member] USD ( $)	Dec. 31, 2008 Pension Plans Defined Benefit [Member] USD ( $)	Dec. 31, 2010 Defined Benefit Postretirement Health Coverage [Member] USD ( $)	Dec. 31, 2009 Defined Benefit Postretirement Health Coverage [Member] USD ( $)	Dec. 31, 2008 Defined Benefit Postretirement Health Coverage [Member] USD ( $)	Dec. 31, 2010 Post Retirement Medical Benefits Rand Refinery [Member] USD ( $)	Dec. 31, 2009 Post Retirement Medical Benefits Rand Refinery [Member] USD ( $)	Dec. 31, 2008 Post Retirement Medical Benefits Rand Refinery [Member] USD ( $)	Dec. 31, 2010 Other Postretirement Benefit Plans Defined Benefit [Member] USD ( $)	Dec. 31, 2009 Other Postretirement Benefit Plans Defined Benefit [Member] USD ( $)	Dec. 31, 2008 Other Postretirement Benefit Plans Defined Benefit [Member] USD ( $)	Dec. 31, 2010 Domestic Equity Security [Member] USD ( $)	Dec. 31, 2010 Domestic Equity Security [Member] Fair Value Inputs Level 1 [Member] USD ( $)	Dec. 31, 2010 Domestic Equity Security [Member] Fair Value Inputs Level 2 [Member] USD ( $)	Dec. 31, 2010 Domestic Equity Security [Member] Fair Value Inputs Level 3 [Member] USD ( $)	Dec. 31, 2010 Foreign Equity Security [Member] USD ( $)	Dec. 31, 2010 Foreign Equity Security [Member] Fair Value Inputs Level 1 [Member] USD ( $)	Dec. 31, 2010 Foreign Equity Security [Member] Fair Value Inputs Level 2 [Member] USD ( $)	Dec. 31, 2010 Foreign Equity Security [Member] Fair Value Inputs Level 3 [Member] USD ( $)	Dec. 31, 2010 Domestic Corporate Debt Securities [Member] USD ( $)	Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Fair Value Inputs Level 1 [Member] USD ( $)	Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Fair Value Inputs Level 2 [Member] USD ( $)	Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Fair Value Inputs Level 3 [Member] USD ( $)	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] USD ( $)	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] Fair Value Inputs Level 1 [Member] USD ( $)	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] Fair Value Inputs Level 2 [Member] USD ( $)	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] Fair Value Inputs Level 3 [Member] USD ( $)	Dec. 31, 2010 Real Estate [Member] USD ( $)	Dec. 31, 2010 Real Estate [Member] Fair Value Inputs Level 1 [Member] USD ( $)	Dec. 31, 2010 Real Estate [Member] Fair Value Inputs Level 2 [Member] USD ( $)	Dec. 31, 2010 Real Estate [Member] Fair Value Inputs Level 3 [Member] USD ( $)	Dec. 31, 2010 Cash And Cash Equivalents [Member] USD ( $)	Dec. 31, 2010 Cash And Cash Equivalents [Member] Fair Value Inputs Level 1 [Member] USD ( $)	Dec. 31, 2010 Cash And Cash Equivalents [Member] Fair Value Inputs Level 2 [Member] USD ( $)	Dec. 31, 2010 Cash And Cash Equivalents [Member] Fair Value Inputs Level 3 [Member] USD ( $)	Dec. 31, 2010 Specialised Credit Unlisted [Member] USD ( $)	Dec. 31, 2010 Specialised Credit Unlisted [Member] Fair Value Inputs Level 1 [Member] USD ( $)	Dec. 31, 2010 Specialised Credit Unlisted [Member] Fair Value Inputs Level 2 [Member] USD ( $)	Dec. 31, 2010 Specialised Credit Unlisted [Member] Fair Value Inputs Level 3 [Member] USD ( $)
Defined Benefit Plan Weighted Average Asset Allocations [Abstract]
Equity securities (Percent)				60.00%	60.00%
Debt securities (Percent)				36.00%	32.00%
Other (Percent)				4.00%	8.00%
Defined Benefit Plan Weighted Average Asset Allocations (Percent)				100.00%	100.00%
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	$ 64	$ 53	$ 49			$ 4	$ 4	$ 3	$ 1	$ 1	$ 1	$ 0	$ 0	$ 0	$ 2	$ 2	$ 2	$ 4	$ 1	$ 3	$ 5	$ 4	$ 4	$ 48	$ 41	$ 36
Defined Contribution Footnote Disclosure [Abstract]
Maximum Employee Contribution To Defined Contribution Fund Percentage															60.00%
Employer Contribution Ratio To Defined Contribution Fund Percent															5.00%
Maximum Employer Contribution To Defined Contribution Fund Percentage															150.00%
Employee Contibution To Defined Contibution Fund Percentage																		11.00%
Employer Contibution To Defined Contibution Fund Percentage																		17.00%
Investment Holdings [Line Items]
Investment Owned Balance Shares																											119,758	296,410	0	424,680	0	759,600	267,975,059	158,630,977	243,210	312,715
Investment Owned Percent Of Total Assets																											1.80%	4.50%	0.00%	6.20%	0.00%	8.00%	12.20%	7.30%	9.00%	13.00%
Investment Owned At Fair Value	71	95																									6	12	0	17	0	22	41	20	30	36
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	191	154	137																																		0	(5)	11	179	149	115				12	10	11
Transferred to other non-current assets. Refer to Note 16.																																					0	5	0				3	2	2
Defined Benefit Plan Accumulated Benefit Obligation																																					290	230	170							12	10	10
Short-term portion transferred to other current liabilities. Refer to Note 18.	(14)	(14)	(13)
Total provision classified as a non-current liability	180	147	126
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at January 1,																																					269	199	257	149	115	168				18	17	18
Service cost																																					7	6	6	1	0	1
Interest cost																																					25	16	17	13	9	11				1	0	0
Plan participants contributions																																					2	2	2
Actuarial loss/(gain)																																					21	(2)	16	10	4	(8)				5	0	0
Benefits paid																																					(28)	(8)	(24)	(14)	(10)	(11)				(2)	(1)	(1)
Translation																																					38	56	(75)	20	31	(46)				0	2	0
Benefit obligation at December 31,																																					334	269	199	179	149	115				22	18	17
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at January 1,																																					274	188	293							8	6	9	150	150	0	0	50	50	0	0	95	95	0	0	13	13	0	0	4	4	0	0	11	11	0	0	11	0	11	0
Actual return on plan assets																																					40	32	(7)							2	0	(1)
Company contributions																																					8	5	5
Plan participants contributions																																					2	2	2
Benefits paid																																					(28)	(8)	(24)							(1)	0	0
Translation																																					38	55	(81)							1	2	(2)
Fair value of plan assets at December 31,																																					334	274	188							10	8	6	150	150	0	0	50	50	0	0	95	95	0	0	13	13	0	0	4	4	0	0	11	11	0	0	11	0	11	0
Funded/(Unfunded) status at end of year																																					0	5	(11)	(179)	(149)	(115)				(12)	(10)	(11)
Net amount recognized	191	154	137																																		0	(5)	11	179	149	115				12	10	11
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost																																					7	6	6	1	0	1
Interest cost																																					25	16	17	13	9	11				1	0	0
Actuarial gains and losses																																					10	(14)	49	10	4	(8)				(1)	0	1
Expected return on assets																																					(29)	(20)	(26)
Net periodic benefit cost																																					13	(12)	46	24	13	4				0	0	1
Weighted-average assumptions used to determine benefit obligations at December 31,
Discount rate (Percent)																																					8.50%	9.25%	7.25%
Rate of compensation increase (Percent)																																					7.25%	7.50%	5.25%
Short Term Increase In Compensation Rates (Percent)																																					7.50%	7.00%	10.00%
Long Term Increase In Compensation Rates (Percent)																																					7.25%	7.50%	5.25%
Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
Discount rate (Percent)																																					8.50%	9.25%	7.25%	8.50%	9.25%	7.25%
Expected long-term return on plan assets (Percent)																																					9.99%	10.63%	9.28%
Rate of compensation increase (Percent)																																					7.25%	7.50%	5.25%
Pension Increase (Percent)																																					4.73%	4.95%	3.60%
Defined Benefit Plan Assumed Health Care Cost Trend Rates [Abstract]
Expected increase in health care costs (Percent)																																								7.60%	7.00%	5.50%
Health care cost trend assumed for next year (Percent)																																								7.60%	7.00%	5.50%
Rate to which the cost trend is assumed to decline (ultimate trend rate)																																								7.60%	7.00%	5.50%
Defined Benefit Plan Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates Abstract
Defined Benefit Plan Effect Of One Percentage Point Increase On Service And Interest Cost Components																																								2
Defined Benefit Plan Effect Of One Percentage Point Increase On Accumulated Postretirement Benefit Obligation																																								22
Defined Benefit Plan Effect Of One Percentage Point Decrease On Service And Interest Cost Components																																								(2)
Defined Benefit Plan Effect Of One Percentage Point Decrease On Accumulated Postretirement Benefit Obligation																																								(19)
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]																																					334	274	188							10	8	6	150	150	0	0	50	50	0	0	95	95	0	0	13	13	0	0	4	4	0	0	11	11	0	0	11	0	11	0
Defined Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year																																					7			14
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2011																																					25			14						2
2012																																					25			16						2
2013																																					25			16						2
2014																																					26			16						2
2015																																					26			16						2
2016 - 2020																																					$ 133			$ 85						$ 8

Segment and Geographical Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Segmental total	$ 1,655	$ 960	$ 30
Exploration costs	(206)	(150)	(126)
General and administrative	(228)	(158)	(136)
Market development costs	(14)	(10)	(13)
Non-hedge derivative loss	(786)	(1,452)	(258)
Other operating items	0	0	(19)
Taxation benefit/(expense)	(255)	33	(22)
Discontinued operations	0	0	23
Less: Net income attributable to noncontrolling interests	(54)	(48)	(42)
Net income/(loss) - attributable to AngloGold Ashanti	112	(825)	(563)
Entity Wide Information About Geographic Areas Abstract
Revenues from product sales	2,690	3,599	2,598
Less: Equity method investments included above	(331)	(358)	(186)
Plus/less: Loss/(gain) on realized non-hedge derivatives included above	2,975	543	1,243
Total revenues from product sales	5,334	3,784	3,655
Segment Reporting Information Depreciation Depletion And Amortization Expense [Abstract]
Depreciation and amortization expense	729	637	661
Less: Equity method investments included above	(9)	(22)	(46)
Total depreciation and amortization expense	720	615	615
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Segment income/(loss)	1,655	960	30
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Total assets	10,388	10,662	9,451
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	1,015	1,027	1,239
Less: Equity method investments included above	(42)	(8)	(7)
Total expenditure for additions to long-lived assets	973	1,019	1,232
Total interest revenue	43	54	66
Total interest expense	151	123	72
Equity income/(loss) in associates	40	88	(149)
South Africa [Member]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries [Line Items]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries Amount	2,458	2,176	1,668
South Africa [Member]
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign Countries [Line Items]
Revenues	2,207	1,665	1,466
South Africa [Member]
Entity Wide Information About Geographic Areas Abstract
Revenues from product sales	875	1,374	986
Segment Reporting Information Depreciation Depletion And Amortization Expense [Abstract]
Depreciation and amortization expense	357	281	256
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Segment income/(loss)	675	574	480
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Segment assets	3,370	3,354	2,497
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	430	395	347
Interest revenue	27	30	48
Interest expense	7	4	17
Equity income/(loss) in associates	(1)	(2)	2
South Africa [Member] | Tau Lekao [Member]
Schedule Of Segment Reporting Information By Segment [Line Items]
Assets Held For Sale Other Noncurrent	0	73	0
South Africa [Member] | Rand Refinery [Member]
Schedule Of Segment Reporting Information By Segment [Line Items]
Assets Held For Sale Other Noncurrent	1	1	1
South Africa [Member] | Iss International Limited And Iss Pacific Limited [Member]
Schedule Of Segment Reporting Information By Segment [Line Items]
Assets Held For Sale Other Noncurrent	15	0	0
Brazil [Member]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries [Line Items]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries Amount	768	689	598
Brazil [Member]
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign Countries [Line Items]
Revenues	599	437	0
Ghana [Member]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries [Line Items]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries Amount	1,924	1,887	1,863
Ghana [Member]
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Individual Foreign Countries [Line Items]
Revenues	566	513	511
Tanzania [Member]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries [Line Items]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries Amount	0	0	584
United States Of America [Member]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries [Line Items]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries Amount	719	671	0
Continental Africa [Member]
Entity Wide Information About Geographic Areas Abstract
Revenues from product sales	1,038	1,242	905
Segment Reporting Information Depreciation Depletion And Amortization Expense [Abstract]
Depreciation and amortization expense	185	207	251
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Segment income/(loss)	493	199	(579)
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Segment assets	4,093	4,055	3,582
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	232	196	260
Interest revenue	3	3	4
Interest expense	7	4	1
Equity income/(loss) in associates	69	102	(139)
Continental Africa [Member] | Kibali Goldmines [Member]
Schedule Of Segment Reporting Information By Segment [Line Items]
Investment Acquired Percentage		45.00%
Boddington [Member] | Australasia [Member]
Schedule Of Segment Reporting Information By Segment [Line Items]
Assets Held For Sale Other Noncurrent			781
Australasia [Member]
Entity Wide Information About Geographic Areas Abstract
Revenues from product sales	206	291	214
Segment Reporting Information Depreciation Depletion And Amortization Expense [Abstract]
Depreciation and amortization expense	35	38	47
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Segment income/(loss)	158	(15)	(22)
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Segment assets	534	496	1,279
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	40	177	439
Interest revenue	2	12	3
Interest expense	1	2	5
Americas [Member]
Entity Wide Information About Geographic Areas Abstract
Revenues from product sales	571	692	493
Segment Reporting Information Depreciation Depletion And Amortization Expense [Abstract]
Depreciation and amortization expense	152	111	107
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Segment income/(loss)	508	335	240
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Segment assets	2,170	2,012	1,717
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	309	257	191
Interest revenue	10	8	8
Interest expense	3	12	10
Other Areas [Member]
Segment Reporting Information Income (Loss) Before Income Taxes [Abstract]
Segment income/(loss)	(179)	(133)	(89)
Reconciliation Of Assets From Segment To Consolidated [Abstract]
Segment assets	221	745	376
Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets	4	2	2
Interest revenue	1	1	3
Interest expense	133	101	39
Equity income/(loss) in associates	$ (28)	$ (12)	$ (12)

Segment Geographical area data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Total revenues	$ 2,760	$ 3,766	$ 2,668
Less: Equity method investments included above	(333)	(355)	(181)
Plus/less: Loss/(gain) on realized non-hedge derivatives included above	2,975	543	1,243
Total revenues	5,402	3,954	3,730
Geographic Areas Long Lived Assets [Abstract]
Total long-lived assets by area	8,391	7,904	6,538
South Africa [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Total revenues	899	1,395	1,041
Geographic Areas Long Lived Assets [Abstract]
Long-lived assets	2,701	2,393	1,832
Continental Africa [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Total revenues	1,043	1,243	902
Geographic Areas Long Lived Assets [Abstract]
Long-lived assets	3,437	3,405	2,954
Continental Africa [Member] | Kibali Goldmines [Member]
Geographic Areas Long Lived Assets [Abstract]
Investment Acquired Percentage		45.00%
Australasia [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Total revenues	208	308	217
Geographic Areas Long Lived Assets [Abstract]
Long-lived assets	373	342	294
Americas [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Total revenues	573	691	508
Geographic Areas Long Lived Assets [Abstract]
Long-lived assets	1,808	1,678	1,399
Other Areas [Member]
Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Total revenues	37	129	0
Geographic Areas Long Lived Assets [Abstract]
Long-lived assets	$ 72	$ 86	$ 59

AngloGold Limited Share Incentive Scheme and Plans (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended										12 Months Ended					12 Months Ended					12 Months Ended
	Apr. 29, 2009	Dec. 31, 2010 ZAR	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 ZAR	Dec. 31, 2008 USD ( $)	Dec. 31, 2007 ZAR	Dec. 31, 2006 ZAR	May 07, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2010 Time Related Options [Member]	Dec. 31, 2009 Time Related Options [Member]	Dec. 31, 2008 Time Related Options [Member] ZAR	Dec. 31, 2010 Time Related Options [Member] ZAR	Dec. 31, 2009 Time Related Options [Member] ZAR	Dec. 31, 2010 Performance Related Options [Member]	Dec. 31, 2009 Performance Related Options [Member]	Dec. 31, 2008 Performance Related Options [Member] ZAR	Dec. 31, 2010 Performance Related Options [Member] ZAR	Dec. 31, 2009 Performance Related Options [Member] ZAR	Dec. 31, 2010 Bonus Share Plan [Member] ZAR	Dec. 31, 2009 Bonus Share Plan [Member] ZAR	Dec. 31, 2008 Bonus Share Plan [Member] ZAR	Dec. 31, 2007 Bonus Share Plan [Member] ZAR	Dec. 31, 2010 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2009 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2008 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2007 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2010 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2009 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2008 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2010 E Ordinary Shares [Member] ZAR	Dec. 31, 2009 E Ordinary Shares [Member] ZAR	Dec. 31, 2008 E Ordinary Shares [Member] ZAR	Dec. 31, 2007 E Ordinary Shares [Member] ZAR	Dec. 31, 2006 E Ordinary Shares [Member] ZAR	Dec. 31, 2010 Ghana Employee Share Ownership Plan [Member]	Dec. 31, 2010 Price Range One [Member] ZAR	Dec. 31, 2010 Price Range Two [Member] ZAR
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized (Number of shares)									17,000,000
Share Based Compensation Arrangement By Share based Payment Award Previous Maximum Number Of Shares		2.75%	2.75%
Share Based Compensation Arrangement By Share Based Payment Award Maximum Employee Subscription Rate Plan Shares		5.00%	5.00%
Share Based Compensation Arrangement By Share Based Payment Award Maximum Shares Per Employee		850,000	850,000	498,080
Share Based Compensation Arrangement By Share Based Payment Award Compensation Cost			$ 59	$ 41		$ 40
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Available For Grant (Number of shares)		11,398,904	11,398,904							5,501,005
Share Based Compensation Arrangement By Share Based Payment Award Number Of Schemes		six	six
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at January 1, (Number of Shares)															1,000	28,000				392,000	640,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period (Number of shares)												(27,000)					(244,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures In Period (Number of shares)																	(4,000)
Outstanding at December 31,															1,000	28,000				392,000	640,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable Number (Number of shares)															1,000					392,000
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Intrinsic Rand Value														13	0	5			18	33	42
Share Based Compensation Arrangement By Share Based Payment Award Options Exercised Intrinsic Value														15	5	15			3	17	49
Share Based Compensation Arrangement Options Outstanding Number (Number of Shares)												641					391,932
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Remaining Contractual Term (Years)												1	1	2			3	4	5
Amount Less Than Million												Less than R1 million.																					Less than R1 million.	Less than R1 million.	Less than R1 million.
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period Weighted Average Grant Date Fair Value (ZAR Per Share)																						280.9	293.99	267.05	322	280.9	293.99	267.05	322						13	79	105
Share based Compensation Arrangement By Share based Payment Award Equity Instruments Other than Options Nonvested [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Number Beginning Balance (Number of shares)																						1,296,000				1,264,000				666,000			2,395,000					75,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period (Number of shares)																						812,000				632,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercised (Number of Shares)																						(468,000)				(85,000)				(231,000)								(25,000)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Forfeited In Period (Number of Shares)																						(88,000)				(211,000)				(21,000)			(69,000)					(1,000)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Number Ending Balance (Number of Shares)																						1,552,000				1,600,000				435,000			1,686,000					49,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercisable Number (Number of Shares)																						451,000				85,000				0			0					0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Reallocated (Number of Shares)																														21,000			69,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Cancelled (Number of Shares)																																	(709,000)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Outstanding Intrinsic Value ZAR																						508	397	238		522	387	250		142	204	216	0	0	0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercised Intrinsic Value ZAR																						146	75	28		26	22	11		72	58	14	0	0	0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Weighted Average Remaining Contractual Term (Years)																						7	7	8		7	7	8		1	2	3	1	2	3
Share Based Compensation Arrangement By Share Based Payment Award Weighted Average Exercise Price Outstanding Options [Abstract]
Weighted Average Exercise Price Outstanding Options at January 1, 2010 (Per Share)															194	146				242	241
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Weighted Average Exercise Price (Per Share)															145					240
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures In Period Weighted Average Exercise Price (Per Share)																				288
Weighted Average Exercise Price Outstanding Options at December 31, 2010															194	146				242	241
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable Weighted Average Exercise Price (Per Share)															194					242
Employee Share Ownership Plan Terms Of E Ordinary Shares [Abstract]
Dividend Payment Percentage To E Ordinary Shareholders In Cash		50.00%	50.00%																														50.00%
Dividend Payment Percentage To E Ordinary Shareholders To Reduce Exercise Price		50.00%	50.00%																														50.00%
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Lower Range Limit (Per Share)																																							144	212
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Upper Range Limit (Per Share)																																							211	300
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Number Of Outstanding Options		393,000	393,000																																				62,000	331,000
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Exercisable Options Weighted Average Exercise Price (Per Share)		242																																					194	251
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Outstanding Options Weighted Average Remaining Contractual Term (Years)		1.4	1.4																																				2.8	1.3
Share Based Compensation Arrangement By Share Based Payment Award Appreciation Rights [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Appreciation Rights Number (Number of shares)				20
Share Based Compensation Arrangement By Share Based Payment Award Appreciation Rights Number Of Tranches				four
Share Based Compensation Arrangement By Share Based Payment Award Appreciation Rights Share Price (Per Share)	32.15
Share Based Compensation Arrangement By Share Based Payment Award Appreciation Rights First Tranche Share Price (Per Share)				$ 28.46
Share Based Compensation Arrangement By Share Based Payment Award Appreciation Rights Second Tranche Share Price (Per Share)		39.5
Share Based Compensation Arrangement By Share Based Payment Award Appreciation Rights Income Statement Charge			2	2
Deferred Compensation Share Based Arrangements Liability Current And Non Current			2	1
Share Based Compensation Arrangement By Share Based Payment Award Bonus Share Plan [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Service Period (Years)					three	three
Share Based Compensation Arrangement By Share Based Payment Award Bonus Plan Percentage Year1					40.00%	40.00%
Share Based Compensation Arrangement By Share Based Payment Award Bonus Plan Percentage Year2					60.00%	60.00%
Share Based Compensation Arrangement By Share Based Payment Award Bonus Share Plan Additional Percentage Vested					20.00%	20.00%
Share Based Compensation Arrangement By Share Based Payment Award Shares Issued In Period Bonus Share Plan		468,327	468,327
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Cancellation Period (Years)							five
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Start Cancellation Period							third
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Risk Free Interest Rate					7.00%	7.00%	7.00%	7.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Dividend Rate					1.39%	1.39%	2.06%	2.30%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Volatility Rate					35.00%	35.00%	33.00%	36.00%
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Compensation Cost			12	12		14
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Unrecognized Compensation Cost			8	16		14
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Weighted Average Remaining Contractual Term (Years)		3	3	4	5	5
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Grant Price (Per Share)					288
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Shares Awarded					one	one
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Shares Previously Held					four	four
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Rights Fair Value (Per Share)					76
Share Based Compensation Arrangement By Share Based Payment Award E Ordinary Shares Rights Income Statement Charge						6
Share Based Compensation Arrangement By Share Based Payment Award Employee Share Ownership Plan E S O P [Abstract]
Employee Stock Ownership Plan E S O P Fair Value (Per share)					188		306	320
Employee Stock Ownership Plan E S O P Additional Shares Awarded (Number of shares)					one	one
Employee Stock Ownership Plan E S O P Shares Previously Held (Number of shares)					four	four
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price Outstanding Equity Instruments Other Than Options at January 1, 2010		347
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Other Increase Decrease In Period Weighted Average Exercise Price (Per Share)		361
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Forfeitures In Period Weighted Average Exercise Price (Per Share)		354
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Cancelled Weighted Average Exercise Price (Per Share)		354
Weighted Average Exercise Price Outstanding Equity Instruments Other Than Options at December 31, 2010		366
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercisable Weighted Average Exercise Price (Per Share)		0
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plan [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plan Plan One Shareholder Returns											40.00%
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plan Plan One Adjusted Earnings											30.00%
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plan Plan One Strategic Performance Measures											30.00%
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plan Plan Two Shareholder Returns		30.00%	30.00%		30.00%	30.00%				30.00%
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plans (Years)		three	three	three	three	three	three
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plan Plan Two Adjusted Earnings		30.00%	30.00%		30.00%	30.00%				30.00%
Share Based Compensation Arrangement By Share Based Payment Award Long Term Incentive Plan Plan Two Strategic Performance Measures		40.00%	40.00%		40.00%	40.00%				40.00%
Share Based Compensation Arrangement By Share Based Payment Award Shares Issued In Period Long Term Incentive Plan (Number of Shares)		84,922	84,922
Share Based Compensation Arrangement By Share Based Payment Award Bonus Share Plan Long Term Incentive Plan Compensation Cost			45	27		20
Share Based Compensation Arrangement By Share Based Payment Award Bonus Share Plan Long Term Incentive Plan Unrecognized Compensation Cost			$ 23	$ 18		$ 12
Share Based Compensation Arrangement By Share Based Payment Award Bonus Share Plan Long Term Incentive Plan Weighted Average Remaining Contractual Term (Years)		2	2	2	2	2
Share based Compensation Arrangement By Share based Payment Award Options [Abstract]
Share based Compensation Arrangement By Share based Payment Award Options Additional Options Awarded (Number of shares)					one	one
Share based Compensation Arrangement By Share based Payment Award Options Options Previously Held (Number of shares)					four	four
Options Exercise Price (Per Share)					194
Share Based Compensation Arrangement By Share Based Payment Award Shares Issued In Period		271,162	271,162
Share based Compensation Arrangement By Share Based Payment Award Options Price Range [Abstract]
Share based Compensation Shares Authorized Under Stock Option Plans Options Granted After Year End		24,822	24,822
Share based Compensation Arrangement By Share based Payment Award Performance Related Options Outstanding [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Award Requisite Service Period (Years)		three	three
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Dating		ten	ten
Share based Compensation Arrangement By Share based Payment Award Time Related Options Outstanding [Abstract]
Share Based Compensation Arrangement By Share based Payment Award Time Related Options Exercise Period (Years)		five	five
Share based Compensation Arrangement By Share based Payment Award Time Related Options Vesting Percentage Year2		20.00%	20.00%
Share based Compensation Arrangement By Share based Payment Award Time Related Options Vesting Percentage Year3		20.00%	20.00%
Share based Compensation Arrangement By Share based Payment Award Time Related Options Vesting Percentage Year4		20.00%	20.00%
Share based Compensation Arrangement By Share based Payment Award Time Related Options Vesting Percentage Year5		40.00%	40.00%

Condensed financial information (Details) In Millions	12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2007 USD ( $)	Dec. 31, 2010 Parent Company [Member] USD ( $)	Dec. 31, 2009 Parent Company [Member] USD ( $)	Dec. 31, 2008 Parent Company [Member] USD ( $)	Dec. 31, 2007 Parent Company [Member] USD ( $)	Dec. 31, 2010 IOMco [Member] USD ( $)	Dec. 31, 2009 IOMco [Member] USD ( $)	Dec. 31, 2008 IOMco [Member] USD ( $)	Dec. 31, 2007 IOMco [Member] USD ( $)	Dec. 31, 2010 Non Guarantor Subsidiaries [Member] USD ( $)	Dec. 31, 2009 Non Guarantor Subsidiaries [Member] USD ( $)	Dec. 31, 2008 Non Guarantor Subsidiaries [Member] USD ( $)	Dec. 31, 2007 Non Guarantor Subsidiaries [Member] USD ( $)	Dec. 31, 2010 Consolidation Eliminations [Member] USD ( $)	Dec. 31, 2009 Consolidation Eliminations [Member] USD ( $)	Dec. 31, 2008 Consolidation Eliminations [Member] USD ( $)	Dec. 31, 2007 Consolidation Eliminations [Member] USD ( $)
Sales and other income	$ 5,402	$ 3,954	$ 3,730		$ 2,348	$ 1,775	$ 1,562		$ (2)	$ (38)	$ 2		$ 3,233	$ 2,273	$ 2,260		$ (177)	$ (56)	$ (94)
Product sales	5,334	3,784	3,655		2,207	1,665	1,466		0	0	0		3,127	2,119	2,189		0	0	0
Interest, dividends and other	68	170	75		141	110	96		(2)	(38)	2		106	154	71		(177)	(56)	(94)
Costs and expenses	5,021	4,852	4,103		4,130	2,073	1,284		1,120	625	1,697		2,818	2,777	2,820		(3,047)	(623)	(1,698)
Production costs	2,656	2,229	2,159		1,091	862	796		0	0	1		1,565	1,367	1,362		0	0	0
Exploration Cost	206	150	126		14	6	5		12	14	0		180	130	123		0	0	(2)
Related Party Transactions	(15)	(18)	(10)		(15)	(18)	(10)		0	0	0		0	0	0		0	0	0
General and administrative	228	158	136		164	96	147		6	(121)	78		44	149	69		14	34	(158)
Royalties	142	84	78		38	0	0		0	0	0		104	84	78		0	0	0
Market development costs	14	10	13		7	5	7		0	0	0		7	5	6		0	0	0
Depreciation, depletion and amortization	720	615	615		352	277	253		0	0	0		368	338	362		0	0	0
Impairment of assets	91	8	670		73	4	16		0	0	0		18	4	654		0	0	0
Interest expense	151	123	72		7	4	17		69	67	39		75	52	16		0	0	0
Accretion expense	22	17	22		10	6	9		0	0	0		12	11	13		0	0	0
Employment severance costs	23	14	9		19	10	9		0	0	0		4	4	0		0	0	0
Loss Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	(3)	10	(64)		2,041	12	(31)		1,033	665	1,579		(16)	(10)	(74)		(3,061)	(657)	(1,538)
Non-hedge derivative loss and other commodity contracts	786	1,452	277		329	809	66		0	0	0		457	643	211		0	0	0
(Loss)/income before income tax provision	381	(898)	(373)		(1,782)	(298)	278		(1,122)	(663)	(1,695)		415	(504)	(560)		2,870	567	1,604
Taxation benefit/(expense)	(255)	33	(22)		(1)	112	(55)		(1)	(2)	(4)		(253)	(77)	37		0	0	0
Equity income/(loss) in associates	40	88	(149)		63	98	(141)		(23)	(10)	(8)		0	0	0		0	0	0
Equity income/(loss) in subsidiaries					1,907	(673)	(623)		373	(383)	(623)		0	0	0		(2,280)	1,056	1,246
Net income/(loss) from continuing operations	166	(777)	(544)		187	(761)	(541)		(773)	(1,058)	(2,330)		162	(581)	(523)		590	1,623	2,850
Discontinued operations	0	0	23		0	0	23		0	0	0		0	0	0		0	0	0
Income/(loss) after discontinued operations	166	(777)	(521)		187	(761)	(518)		(773)	(1,058)	(2,330)		162	(581)	(523)		590	1,623	2,850
Preferred Stock Dividends					(75)	(64)	(45)		0	0	0		(76)	(65)	(46)		151	129	91
Net income/(loss)	166	(777)	(521)		112	(825)	(563)		(773)	(1,058)	(2,330)		86	(646)	(569)		741	1,752	2,941
Less: Net income attributable to noncontrolling interests	(54)	(48)	(42)		0	0	0		0	0	0		(54)	(48)	(42)		0	0	0
Net income/(loss) - attributable to AngloGold Ashanti	112	(825)	(563)		112	(825)	(563)		(773)	(1,058)	(2,330)		32	(694)	(611)		741	1,752	2,941
ASSETS
Current Assets	1,997	2,758			1,169	1,650			2,265	2,558			3,869	3,332			(5,306)	(4,782)
Cash and cash equivalents	575	1,100	575	477	152	231	154	188	114	578	229	40	309	291	192	249	0	0	0	0
Restricted cash	10	12			1	1			0	0			9	11			0	0
Receivables And Other Current Assets	1,412	1,646			1,016	1,418			2,151	1,980			3,551	3,030			(5,306)	(4,782)
Property, plant and equipment, net	5,926	5,454			2,197	1,932			0	0			3,729	3,522			0	0
Acquired properties, net	836	831			217	205			0	0			619	626			0	0
Goodwill	180	162	132		0	0			0	0			197	425			(17)	(263)
Other intangibles, net	17	18			0	0			0	0			17	18			0	0
Derivatives	0	5				0				0				5				0
Other long-term inventory	27	26			0	0			0	0			27	26			0	0
Materials on the leach pad	331	324			0	0			0	0			331	324			0	0
Other long-term assets and deferred taxation assets	1,074	1,084			3,328	2,689			736	31			914	1,160			(3,904)	(2,796)
Total assets	10,388	10,662	9,451		6,911	6,476			3,001	2,589			9,703	9,438			(9,227)	(7,841)
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	1,004	4,475			1,293	2,058			1,587	1,824			6,116	6,686			(7,992)	(6,093)
Other non-current liabilities	69	163			52	149			0	0			71	84			(54)	(70)
Long-term debt	2,602	667			39	34			1,044	0			1,519	633			0	0
Derivatives	176	176			0	0			0	0			176	176			0	0
Deferred taxation liabilities	1,200	1,171			720	668			0	0			471	492			9	11
Provision for environmental rehabilitation	530	385			176	115			0	0			354	270			0	0
Other accrued liabilities	38	33			0	0			0	0			38	33			0	0
Provision for pension and other post-retirement medical benefits	180	147	126		165	135			0	0			15	12			0	0
Commitments and contingencies					-	-			-	-			-	-			-	-
Equity	4,589	3,445	3,406	2,615	4,466	3,317			370	765			943	1,052			(1,190)	(1,689)
Stock issued	13	12			13	12			4,587	4,859			897	1,080			(5,484)	(5,939)
Additional paid in capital	8,670	7,836			8,670	7,836			363	363			219	698			(582)	(1,061)
Accumulated deficit	(3,869)	(3,914)			(3,869)	(3,914)			(4,580)	(4,457)			(4,350)	(3,397)			8,930	7,854
Accumulated Other Comprehensive Income And Reserves	(348)	(617)			(348)	(617)			0	0			4,055	2,544			(4,055)	(2,544)
Total AngloGold Ashanti stockholders' equity	4,466	3,317			4,466	3,317			370	765			821	925			(1,191)	(1,690)
Noncontrolling interests	123	128			0	0			0	0			122	127			1	1
Total liabilities and equity	$ 10,388	$ 10,662			$ 6,911	$ 6,476			$ 3,001	$ 2,589			$ 9,703	$ 9,438			$ (9,227)	$ (7,841)

Condensed financial information (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 1,038	$ 443	$ 64
Net income/(loss)	166	(777)	(521)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	22	18	(64)
Depreciation, depletion and amortization	720	615	615
Impairment of assets	91	8	670
Deferred taxation	138	(199)	(72)
Cash utilized for hedge book settlements	(2,611)	(797)	(1,113)
Other non cash items	2,695	1,577	765
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	131	19	24
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	0		0
Receivables	(153)	(44)	(7)
Inventories	(215)	(169)	(131)
Accounts payable and other current liabilities	54	192	(101)
Net cash provided by continuing operations	1,038	443	65
Net cash used in discontinued operations	0	0	(1)
Net cash used in investing activities	(1,887)	(268)	(1,593)
Increase in non-current investments	(158)	(443)	(93)
Proceeds on disposal of associates	1	0	48
Net associates loans advanced	(3)	(2)	(4)
Affiliates loans repaid	0	0	4
Additions to property, plant and equipment	(973)	(1,019)	(1,194)
Proceeds on sale of mining assets	69	1,142	39
Proceeds on sale of discontinued assets	0	0	10
Proceeds from sale of investments	142	81	88
Cash effects from hedge restructuring	(984)	(18)	(485)
Loans receivable repaid	0	1	0
Change in restricted cash	25	(10)	(6)
Net loans receivable advanced	(6)	0	0
Net cash generated/(used) by financing activities	230	303	1,715
Net changes in short-term debt	(1,159)	(853)	(188)
Issuance of stock	798	306	1,722
Share issue expenses	(20)	(11)	(54)
Net changes in long-term debt	1,833	896	427
Debt issue costs	(39)	(14)	0
Cash effects from hedge restructuring	(1,066)	0	(134)
Cash inflows from derivatives with financing	0	35	0
Dividends (paid)/received	(117)	(56)	(58)
Net increase/(decrease) in cash and cash equivalents	(619)	478	186
Effect of exchange rate changes on cash	105	47	(88)
Cash and cash equivalents at beginning of period	1,100	575	477
Cash and cash equivalents at ending of period	575	1,100	575
Cash And Cash Equivalents Including Held For Sale Assets	586
Disposal Group Including Discontinued Operation Cash And Cash Equivalents	11
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	116	326	(809)
Net income/(loss)	112	(825)	(563)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,071	12	(31)
Depreciation, depletion and amortization	352	277	253
Impairment of assets	73	4	16
Deferred taxation	119	(141)	40
Cash utilized for hedge book settlements	(993)	0	(517)
Other non cash items	(1,522)	946	(109)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	36	(3)	25
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	10	27	10
Receivables	(27)	(5)	6
Inventories	(11)	(23)	(1)
Accounts payable and other current liabilities	(104)	57	63
Net cash provided by continuing operations			(808)
Net cash used in discontinued operations			(1)
Net cash used in investing activities	(943)	(398)	(562)
Increase in non-current investments	0	0	0
Proceeds on disposal of associates	1		46
Net associates loans advanced	(3)	(2)
Additions to property, plant and equipment	(424)	(386)	(340)
Proceeds on sale of mining assets	60	0	1
Proceeds on sale of discontinued assets			10
Proceeds from sale of investments	0	0	0
Cash effects from hedge restructuring	(577)	(11)	(279)
Loans receivable repaid		1
Change in restricted cash	0	0	0
Net loans receivable advanced	0
Net cash generated/(used) by financing activities	729	103	1,392
Net changes in short-term debt	126	0	(242)
Issuance of stock	798	306	1,722
Share issue expenses	(20)	(11)	(54)
Net changes in long-term debt	0	0	0
Debt issue costs	0	0
Cash effects from hedge restructuring	(49)		47
Cash inflows from derivatives with financing		(83)
Dividends (paid)/received	(126)	(109)	(81)
Net increase/(decrease) in cash and cash equivalents	(98)	31	21
Effect of exchange rate changes on cash	19	46	(55)
Cash and cash equivalents at beginning of period	231	154	188
Cash and cash equivalents at ending of period	152	231	154
IOMco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(1,129)	(481)	(927)
Net income/(loss)	(773)	(1,058)	(2,330)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	1,033	665	1,579
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Deferred taxation	0	0	0
Cash utilized for hedge book settlements	0	0	0
Other non cash items	(1,973)	(1,685)	53
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0	0
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	580	1,571	(212)
Receivables	3	(3)	(21)
Inventories	0	0	0
Accounts payable and other current liabilities	1	29	4
Net cash provided by continuing operations			(927)
Net cash used in discontinued operations			0
Net cash used in investing activities	(42)	(344)	0
Increase in non-current investments	(42)	(344)	0
Proceeds on disposal of associates	0		0
Net associates loans advanced	0	0
Additions to property, plant and equipment	0	0	0
Proceeds on sale of mining assets	0	0	0
Proceeds on sale of discontinued assets			0
Proceeds from sale of investments	0	0	0
Cash effects from hedge restructuring	0	0	0
Loans receivable repaid		0
Change in restricted cash	0	0	0
Net loans receivable advanced	0
Net cash generated/(used) by financing activities	707	1,174	1,116
Net changes in short-term debt	(1,000)	(764)	0
Issuance of stock	310	693	1,241
Share issue expenses	0	0	0
Net changes in long-term debt	1,044	674	(216)
Debt issue costs	(13)	0
Cash effects from hedge restructuring	0		0
Cash inflows from derivatives with financing		0
Dividends (paid)/received	366	571	91
Net increase/(decrease) in cash and cash equivalents	(464)	349	189
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents at beginning of period	578	229	40
Cash and cash equivalents at ending of period	114	578	229
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	2,202	727	1,891
Net income/(loss)	86	(646)	(569)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(21)	(2)	(74)
Depreciation, depletion and amortization	368	338	362
Impairment of assets	18	4	654
Deferred taxation	19	(58)	(112)
Cash utilized for hedge book settlements	(1,618)	(797)	(596)
Other non cash items	4,021	3,540	2,315
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	95	22	(1)
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	(590)	(1,598)	202
Receivables	(129)	(36)	8
Inventories	(204)	(146)	(130)
Accounts payable and other current liabilities	157	106	(168)
Net cash provided by continuing operations			1,891
Net cash used in discontinued operations			0
Net cash used in investing activities	(902)	474	(1,031)
Increase in non-current investments	(116)	(99)	(93)
Proceeds on disposal of associates	0		2
Net associates loans advanced	0	0
Additions to property, plant and equipment	(549)	(633)	(854)
Proceeds on sale of mining assets	9	1,142	38
Proceeds on sale of discontinued assets			0
Proceeds from sale of investments	142	81	88
Cash effects from hedge restructuring	(407)	(7)	(206)
Loans receivable repaid		0
Change in restricted cash	25	(10)	(6)
Net loans receivable advanced	(6)
Net cash generated/(used) by financing activities	(1,357)	(1,103)	(884)
Net changes in short-term debt	(285)	(89)	54
Issuance of stock	(310)	(693)	(1,241)
Share issue expenses	0	0	0
Net changes in long-term debt	789	222	643
Debt issue costs	(26)	(14)
Cash effects from hedge restructuring	(1,017)		(181)
Cash inflows from derivatives with financing		118
Dividends (paid)/received	(508)	(647)	(159)
Net increase/(decrease) in cash and cash equivalents	(57)	98	(24)
Effect of exchange rate changes on cash	86	1	(33)
Cash and cash equivalents at beginning of period	291	192	249
Cash and cash equivalents at ending of period	309	291	192
Cash And Cash Equivalents Including Held For Sale Assets	320
Disposal Group Including Discontinued Operation Cash And Cash Equivalents	11
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(151)	(129)	(91)
Net income/(loss)	741	1,752	2,941
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(3,061)	(657)	(1,538)
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Deferred taxation	0	0	0
Cash utilized for hedge book settlements	0	0	0
Other non cash items	2,169	(1,224)	(1,494)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0	0
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	0	0	0
Receivables	0	0	0
Inventories	0	0	0
Accounts payable and other current liabilities	0	0	0
Net cash provided by continuing operations			(91)
Net cash used in discontinued operations			0
Net cash used in investing activities	0	0	0
Increase in non-current investments	0	0	0
Proceeds on disposal of associates	0		0
Net associates loans advanced	0	0
Additions to property, plant and equipment	0	0	0
Proceeds on sale of mining assets	0	0	0
Proceeds on sale of discontinued assets			0
Proceeds from sale of investments	0	0	0
Cash effects from hedge restructuring	0	0	0
Loans receivable repaid		0
Change in restricted cash	0	0	0
Net loans receivable advanced	0
Net cash generated/(used) by financing activities	151	129	91
Net changes in short-term debt	0	0	0
Issuance of stock	0	0	0
Share issue expenses	0	0	0
Net changes in long-term debt	0	0	0
Debt issue costs	0	0
Cash effects from hedge restructuring	0		0
Cash inflows from derivatives with financing		0
Dividends (paid)/received	151	129	91
Net increase/(decrease) in cash and cash equivalents	0	0	0
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at ending of period	$ 0	$ 0	$ 0

Subsequent Events (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 Bokamoso Esop [Member] ZAR	Dec. 31, 2010 Izingwe [Member] ZAR
Subsequent Events [Line Items]
Employee Stock Ownership Plan ESOP Restructuring Strike Price (ZAR Per Share)		320	330
Employee Stock Ownership Plan ESOP Restructuring Maximum Payout (ZAR Per Share)		90	70
Employee Stock Ownership Plan ESOP Restructuring Minimum Payout (ZAR Per Share)		40	40
Employee Stock Ownership Plan ESOP Restructuring Tranches	two
Employee Stock Ownership Plan ESOP Restructuring Additional Time Period (Years)		One	One
Subsequent Event Amount	$ 18
Subsequent Events [Abstract]
Dividend Payment Percentage To E Ordinary Shareholders In Cash	50.00%	50.00%	50.00%
Dividend Payment Percentage To E Ordinary Shareholders To Reduce Exercise Price	50.00%	50.00%	50.00%